UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – April 30, 2011

Item 1: Reports to Shareholders

Vanguard International Stock
Index Funds Semiannual Report

April 30, 2011

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Emerging Markets Stock Index Fund

> For the six months ended April 30, returns for the Vanguard International Stock Index Funds ranged from almost 9% for the Pacific Stock Index Fund to about 15% for the European Stock Index Fund.

> Amid unsettling news about economic challenges, political upheavals, and the Japanese disasters, returns from international markets generally lagged that of the broad U.S. stock market.

> Stocks in the materials, energy, and industrial sectors were among the top performers in both developed and emerging markets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	10
Pacific Stock Index Fund.	30
Emerging Markets Stock Index Fund.	49
About Your Fund’s Expenses.	71
Trustees Approve Advisory Arrangements.	74
Glossary.	75

European Stock Index Fund
Pacific Stock Index Fund
Emerging Markets Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended April 30, 2011
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	15.00%
Admiral™ Shares	15.07
Signal® Shares	15.02
Institutional Shares	15.07
ETF Shares
Market Price	15.22
Net Asset Value	15.08
MSCI Europe Index	15.16
European Region Funds Average	14.64
European Region Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pacific Stock Index Fund
Investor Shares	8.64%
Admiral™ Shares	8.74
Signal® Shares	8.74
Institutional Shares	8.69
ETF Shares
Market Price	9.30
Net Asset Value	8.73
MSCI Pacific Index	8.30
Japan/Pacific Region Funds Average	8.57
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal, Institutional, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Six Months Ended April 30, 2011
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	9.93%
Admiral™ Shares	10.01
Signal® Shares	10.03
Institutional Shares	10.05
Institutional Plus Shares (Inception: 12/15/2010)	8.91
ETF Shares
Market Price	9.82
Net Asset Value	10.02
MSCI Emerging Markets Index	9.74
Emerging Markets Funds Average	7.68
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal, Institutional, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

October 31, 2010 , Through April 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$27.15	$30.06	$1.007	$0.000
Admiral Shares	63.75	70.05	2.862	0.000
Signal Shares	24.68	27.10	1.115	0.000
Institutional Shares	27.20	29.88	1.228	0.000
ETF Shares	51.00	56.03	2.306	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$10.40	$10.96	$0.330	$0.000
Admiral Shares	68.06	71.18	2.751	0.000
Signal Shares	23.64	24.72	0.961	0.000
Institutional Shares	10.42	10.89	0.424	0.000
ETF Shares	55.06	57.57	2.243	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$29.49	$31.95	$0.434	$0.000
Admiral Shares	38.82	42.00	0.653	0.000
Signal Shares	37.34	40.39	0.644	0.000
Institutional Shares	29.55	31.95	0.528	0.000
Institutional Plus Shares	99.35	106.31	1.754	0.000
(Inception: 12/15/2010)
ETF Shares	46.70	50.50	0.815	0.000

3

Chairman’s Letter

Dear Shareholder,

Although international stocks lagged the returns of their U.S. counterparts, they still performed well during a period plagued by tribulations. Despite political turmoil in North Africa and the Middle East, natural and nuclear disasters in Japan, and ongoing debt worries in Europe, international markets generally produced gains for the six months ended April 30, 2011.

All three of Vanguard’s International Stock Index Funds posted solid returns for the period. The European Index Fund was the top performer of the group, returning about 15%. Vanguard Emerging Markets Index Fund was next in line with a gain of about 10%, while Vanguard Pacific Index Fund returned almost 9%. All three funds closely tracked their target indexes for the period.

For U.S.-based investors, the dollar’s six-month decline against most major currencies enhanced returns from international markets. (See the box on page 7 for more information about how currency exchange rates affected returns.)

In the face of tumultuous news, global markets held strong
International stock markets in aggregate produced a robust six-month return of more than 12% in U.S. dollars. For U.S.-based investors, almost half of this return reflected exchange-rate gains produced by strength in the euro and currencies in emerging markets.

4

The U.S. stock market was better able to shrug off the headlines about political upheaval, the Japanese nuclear crisis, and economic distress abroad, as well as continuing worries at home. The broad U.S. market gained more than 17% for the six months. Although rising food and gasoline prices put pressure on consumer budgets, corporate earnings growth remained strong, and the pace of new job creation bounced back from extremely depressed levels.

Outside the United States, global stock markets in aggregate produced a smaller but still robust six-month return of 12.44%.

As the economy found its footing, U.S. interest rates edged higher
Rising longer-term interest rates put pressure on bond prices, restraining fixed income returns for the six-month period. The broad taxable U.S. bond market had a flat return, while the broad municipal market returned –1.68%. The climb in rates reflected both confidence that the economic recovery would prove self-sustaining and anxiety that higher rates would be necessary to help curb inflation. Even so, inflation expectations remained subdued, as measured by the difference between the yields of nominal and inflation-protected U.S. Treasury bonds.

Market Barometer

			Total Returns
		Periods Ended April 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	17.12%	18.02%	3.30%
Russell 2000 Index (Small-caps)	23.73	22.20	3.89
Dow Jones U.S. Total Stock Market Index	17.28	18.40	3.65
MSCI All Country World Index ex USA (International)	12.44	19.73	3.55

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	0.02%	5.36%	6.33%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-1.68	2.20	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.02

CPI
Consumer Price Index	2.83%	3.16%	2.22%

5

The return from short-term money market instruments such as the 3-month U.S. Treasury bill remained near 0%, consistent with the Federal Reserve’s target for short-term rates.

Returns from Europe trumped emerging and Pacific markets
European stocks produced impressive returns for the half-year. Despite ongoing debt concerns in some of the region’s troubled economies, investors seemed to have priced in the worry, and every developed market but one posted gains—mostly in the double digits. In this environment, the European Stock Index Fund returned about 15%. The United Kingdom, which made up about one-third of the target index’s capitalization, added the most to the fund’s total return. Markets in Germany, France, and Switzerland were also large contributors.

Greece—which is still struggling with severe sovereign-debt issues—was the sole market to record a loss for the period. However, since the Greek market accounts for less than 1% of the value of the MSCI Europe Index, the effect on the overall return was minimal.

All ten industry sectors in the index posted gains for the period. Industrial, energy, materials, and financial stocks

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
European Stock Index Fund	0.26%	0.14%	0.14%	0.10%	—	0.14%	1.43%
Pacific Stock Index Fund	0.26	0.14	0.14	0.10	—	0.14	1.61
Emerging Markets Stock Index
Fund	0.35	0.22	0.22	0.15	0.12%	0.22	1.68

The fund expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the funds’ annualized expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; and for the Emerging Markets Stock Index Fund, 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, 0.12% for Institutional Plus Shares (for the period since inception), and 0.22% for ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the Emerging Markets Stock Index Fund, Emerging Markets Funds.

6

were the biggest contributors to performance, benefiting from a sharp rise in crude oil and commodity prices and from growth opportunities in emerging markets. Together, these four sectors contributed almost 10 percentage points to the index’s total return.

Australia’s strong returns boosted overall Pacific performance
The Pacific Stock Index Fund returned almost 9% for the six months, lagging the gains of the European and emerging markets funds in large part because of weak results from Japan. The Australian

Investment insight
A note on foreign currency translation effects
When you buy stocks of companies based outside of your home country, you gain exposure to a wider array of economic and market forces, including the dynamics of the foreign exchange markets.

The exchange rate of the U.S. dollar versus another currency is the price at which the dollar can be converted into that currency. For example, if the exchange rate of the U.S. dollar versus Britain’s pound sterling is $1.50, it takes 1.5 dollars to purchase 1 pound. If the U.S. dollar weakens—say, to a rate of $2.00—then you’ll need 2 dollars to buy 1 pound. Conversely, if the dollar strengthens to $1.25, it will take fewer dollars to buy a pound.

The price of one currency relative to another is determined by supply and demand factors—including interest rates, the strength of the two economies, and geopolitical risks. In the long run, the portfolio effects of exchange-rate movements tend to balance out. But a rise or fall in the dollar’s value versus other currencies can influence short-term returns. Exchange-rate changes also affect the purchasing power of each new dollar you invest in foreign stocks, just as they affect the prices of foreign goods.
And they can have a less immediately visible impact on a company’s profits, ultimately driving its stock price.

Performance during the period
From October 31, 2010, through April 30, 2011, most major currencies rose in value against the U.S. dollar. In part, this reflected the Federal Reserve’s policy of holding short-term interest rates near zero while some foreign central banks raised rates. For
U.S.-based investors, the shrinking dollar boosted returns earned in markets abroad.
For example: The MSCI Europe Index returned more than 15% when translated into
U.S. dollars, and the MSCI Emerging Markets Index returned nearly 10% in dollars—
both nearly double the indexes’ local-currency returns.

7

market, which accounted for about a quarter of the MSCI Pacific Index’s capitalization, was the biggest contributor to performance. It returned about 18% for the period and added more than 4 percentage points to the index’s total return.

Japan, of course, suffered a series of disasters starting with the March 11 earthquake and tsunami that led to a continuing nuclear crisis. Nonetheless, the Japanese market—which represented almost two-thirds of the index—returned about 5% for the period. The other three countries in the Pacific index, Hong Kong, Singapore, and New Zealand, also posted gains.

The index recorded positive results in nine of ten market sectors; utilities declined Stocks in the financial, materials, and industrial sectors benefited the region’s return the most.

Inflation fears in China and India hindered emerging markets’ results
Although returns from developing countries were more muted than they’ve been in the recent past, the Emerging Markets Stock Index Fund posted a solid gain of about 10% for the six months.

Investors’ concern about inflation hurt several emerging markets, most significantly China, the largest component in the target index, and India. Both countries have tightened their monetary policies to counter rising food and energy prices. Although the Chinese market mustered a small gain of about 1%, Indian stocks declined by almost 6% for the period.

South Korea and Russia were the top performers in the MSCI Emerging Markets Index. Auto and information technology stocks lifted South Korea’s return, while the Russian market’s robust gains came from oil, natural gas, and mining.

Across all emerging markets, the index posted gains in nine of ten market sectors, led by double-digit returns for energy, materials, information technology, and consumer discretionary stocks. Health care stocks declined.

International funds offer an opportunity to diversify
Most markets abroad lagged the broad U.S. market for the six-month span covered in this letter. As investors, we know to expect periods like this—when domestic stocks outperform international stocks, or vice versa. And then there are times when one asset class does better than another, as well as times when both stocks and bonds perform exceptionally well, quite poorly, or somewhere in between. The financial markets are, in a word, unpredictable.

8

At Vanguard, we believe that the best way to deal with the market’s short-term volatility is to tune it out and, instead, focus on the long term. We counsel investors to create an investment plan that includes a mix of stock funds (both domestic and international), bond funds, and money market funds that are appropriate for their goals and risk tolerance—and to stick with that plan regardless of market conditions.

Each of Vanguard’s International Stock Index Funds offers broad exposure to a specific segment of the international markets at a low cost. Any one of these funds can help diversify a well-balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2011

9

European Stock Index Fund

Fund Profile
As of April 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VGK
Expense Ratio[1]	0.26%	0.14%	0.14%	0.10%	0.14%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Number of Stocks	482	465	1,869
Median Market Cap	$57.9B	$57.9B	$33.8B
Price/Earnings Ratio	12.9x	12.9x	13.8x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	19.3%	19.3%	17.8%
Earnings Growth Rate	-0.7%	-0.7%	2.8%
Dividend Yield	3.3%	3.3%	2.9%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Consumer
Discretionary	8.6%	8.7%	9.0%
Consumer Staples	11.8	11.8	8.5
Energy	11.2	11.2	11.6
Financials	21.7	21.6	24.8
Health Care	9.6	9.6	5.9
Industrials	11.5	11.5	11.0
Information
Technology	3.1	3.1	6.3
Materials	10.6	10.6	13.0
Telecommunication
Services	6.5	6.5	5.7
Utilities	5.4	5.4	4.2

Volatility Measures
		MSCI AC
	MSCI Europe	World Index
	Index	ex USA
R-Squared	0.99	0.96
Beta	1.04	1.09

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	3.0%
Nestle SA	Packaged Foods &
	Meats	2.7
HSBC Holdings plc	Diversified Banks	2.4
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.9
BP plc	Integrated Oil &
	Gas	1.8
Total SA	Integrated Oil &
	Gas	1.7
Novartis AG	Pharmaceuticals	1.5
Siemens AG	Industrial
	Conglomerates	1.5
Roche Holding AG	Pharmaceuticals	1.4
GlaxoSmithKline plc	Pharmaceuticals	1.4
Top Ten		19.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares.

10

European Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Europe
United Kingdom	32.4%	32.3%	14.7%
France	15.5	15.6	7.1
Germany	13.5	13.5	6.2
Switzerland	12.0	12.1	5.5
Spain	5.5	5.5	2.5
Sweden	4.9	4.9	2.3
Italy	4.5	4.5	2.0
Netherlands	3.9	3.9	1.8
Finland	1.6	1.6	0.7
Denmark	1.6	1.6	0.7
Belgium	1.5	1.4	0.7
Norway	1.4	1.4	0.6
Other	1.7	1.7	0.8
Subtotal	100.0%	100.0%	45.6%
Pacific	0.0%	0.0%	22.3%
Emerging Markets	0.0%	0.0%	23.5%
Middle East	0.0%	0.0%	0.5%
North America	0.0%	0.0%	8.1%

11

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	12.80%	2.18%	5.75%
Admiral Shares	8/13/2001	12.92	2.29	6.39[1]
Signal Shares	10/6/2006	12.91	—	0.54[1]
Institutional Shares	5/15/2000	12.97	2.33	5.90
ETF Shares	3/4/2005
Market Price		13.05	2.19	4.42[1]
Net Asset Value		12.93	2.29	4.39[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

12

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		43,786	0.5%

Belgium
^ Anheuser-Busch InBev NV	797,093	50,869	0.5%
Belgium—Other †		78,756	0.9%
		129,625	1.4%
Denmark
Novo Nordisk A/S Class B	461,347	58,403	0.7%
Denmark—Other †		84,381	0.9%
		142,784	1.6%

Finland †		143,890	1.6%

France
Total SA	2,330,419	149,243	1.7%
Sanofi-Aventis SA	1,156,828	91,525	1.0%
BNP Paribas	1,057,450	83,596	0.9%
^ GDF Suez	1,364,697	55,802	0.6%
LVMH Moet Hennessy Louis Vuitton SA	270,274	48,524	0.6%
France Telecom SA	2,044,026	47,900	0.6%
^ Schneider Electric SA	268,080	47,363	0.5%
France—Other †		849,951	9.5%
		1,373,904	15.4%
Germany
Siemens AG	907,949	132,069	1.5%
* BASF SE	1,012,025	103,919	1.2%
Bayer AG	912,463	80,109	0.9%
Allianz SE	500,622	78,653	0.9%
Daimler AG	899,007	69,481	0.8%
E.ON AG	1,987,143	67,919	0.7%
Deutsche Bank AG	1,026,136	66,832	0.7%

13

European Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
SAP AG	947,291	61,025	0.7%
Deutsche Telekom AG	3,126,215	51,665	0.6%
Germany—Other †		486,150	5.4%
		1,197,822	13.4%

Greece †		32,897	0.4%

Ireland †		35,736	0.4%

Italy
ENI SPA	2,874,153	76,952	0.8%
Enel SPA	7,252,949	51,723	0.6%
Italy—Other †		265,520	3.0%
		394,195	4.4%
Netherlands
Unilever NV	1,799,275	59,233	0.7%
* ING Groep NV	4,225,778	55,671	0.6%
Unilever plc	1,414,927	45,966	0.6%
Netherlands—Other †		183,813	2.0%
		344,683	3.9%

Norway †		124,233	1.4%

Portugal †		35,919	0.4%

Spain
Telefonica SA	4,455,503	119,698	1.3%
Banco Santander SA	9,186,870	117,321	1.3%
Banco Bilbao Vizcaya Argentaria SA	4,696,231	60,157	0.7%
Spain—Other †		188,541	2.1%
		485,717	5.4%
Sweden
Telefonaktiebolaget LM Ericsson Class B	3,322,845	50,419	0.6%
Sweden—Other †		386,227	4.3%
		436,646	4.9%
Switzerland
Nestle SA	3,821,146	237,172	2.7%
Novartis AG	2,327,473	138,020	1.6%
Roche Holding AG	775,049	125,806	1.4%
* UBS AG	3,989,354	79,837	0.9%
ABB Ltd.	2,412,494	66,622	0.7%
Credit Suisse Group AG	1,240,409	56,459	0.6%
** Switzerland—Other †		368,712	4.1%
		1,072,628	12.0%
United Kingdom
HSBC Holdings plc	19,500,933	212,717	2.4%
Vodafone Group plc	54,559,727	157,723	1.8%
BP plc	19,723,683	151,623	1.7%
GlaxoSmithKline plc	5,730,566	125,186	1.4%
Rio Tinto plc	1,598,947	116,669	1.3%
Royal Dutch Shell plc Class B	2,971,799	115,618	1.3%
BHP Billiton plc	2,429,519	102,721	1.1%
British American Tobacco plc	2,202,883	96,261	1.1%
BG Group plc	3,735,667	96,201	1.1%

14

European Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Royal Dutch Shell plc Class A		2,470,510	95,434	1.1%
AstraZeneca plc		1,557,938	77,303	0.9%
Anglo American plc		1,456,166	76,332	0.8%
Standard Chartered plc		2,587,721	71,919	0.8%
Barclays plc		12,753,526	60,631	0.7%
Tesco plc		8,854,132	59,694	0.7%
Xstrata plc		2,288,819	58,707	0.6%
Diageo plc		2,759,096	56,130	0.6%
Royal Dutch Shell plc Class A		1,438,643	56,038	0.6%
Vodafone Group plc ADR		299,744	8,729	0.1%
BP plc ADR		167,389	7,723	0.1%
United Kingdom—Other †			1,060,366	11.9%
			2,863,725	32.1%
Total Common Stocks (Cost $10,260,375)			8,858,190	99.2%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.179%	514,948,598	514,949	5.8%
4U.S. Government and Agency Obligations †			6,999	0.1%
Total Temporary Cash Investments (Cost $521,947)			521,948	5.9%[1]
Total Investments (Cost $10,782,322)			9,380,138	105.1%
Other Assets and Liabilities
Other Assets			65,359	0.7%
Liabilities[3]			(520,022)	(5.8%)
			(454,663)	(5.1%)
Net Assets			8,925,475	100.0%

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	12,552,141
Undistributed Net Investment Income	73,292
Accumulated Net Realized Losses	(2,303,822)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,402,184)
Futures Contracts	2,345
Forward Currency Contracts	2,335
Foreign Currencies	1,368
Net Assets	8,925,475

Investor Shares—Net Assets
Applicable to 38,255,838 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,149,792
Net Asset Value Per Share—Investor Shares	$30.06

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European Stock Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 45,902,169 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,215,535
Net Asset Value Per Share—Admiral Shares	$70.05

Signal Shares—Net Assets
Applicable to 11,014,572 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	298,541
Net Asset Value Per Share—Signal Shares	$27.10

Institutional Shares—Net Assets
Applicable to 23,224,194 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	693,930
Net Asset Value Per Share—Institutional Shares	$29.88

ETF Shares—Net Assets
Applicable to 63,679,848 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,567,677
Net Asset Value Per Share—ETF Shares	$56.03

• See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $432,508,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
**Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $11,350,000, representing 0.1% of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 5.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $459,199,000 of collateral received for securities on loan.
4 Securities with a value of $3,500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

16

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Dividends[1]	123,143
Interest[2]	61
Security Lending	1,536
Total Income	124,740
Expenses
The Vanguard Group—Note B
Investment Advisory Services	366
Management and Administrative—Investor Shares	837
Management and Administrative—Admiral Shares	1,475
Management and Administrative—Signal Shares	119
Management and Administrative—Institutional Shares	103
Management and Administrative—ETF Shares	1,292
Marketing and Distribution—Investor Shares	518
Marketing and Distribution—Admiral Shares	207
Marketing and Distribution—Signal Shares	38
Marketing and Distribution—Institutional Shares	148
Marketing and Distribution—ETF Shares	452
Custodian Fees	410
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	38
Trustees’ Fees and Expenses	5
Total Expenses	6,035
Net Investment Income	118,705
Realized Net Gain (Loss)
Investment Securities Sold	(231,795)
Futures Contracts	1,946
Foreign Currencies and Forward Currency Contracts	3,623
Realized Net Gain (Loss)	(226,226)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,258,543
Futures Contracts	1,512
Foreign Currencies and Forward Currency Contracts	(204)
Change in Unrealized Appreciation (Depreciation)	1,259,851
Net Increase (Decrease) in Net Assets Resulting from Operations	1,152,330

1 Dividends are net of foreign withholding taxes of $12,509,000.
2 Interest income from an affiliated company of the fund was $53,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,705	355,561
Realized Net Gain (Loss)	(226,226)	(188,112)
Change in Unrealized Appreciation (Depreciation)	1,259,851	955,785
Net Increase (Decrease) in Net Assets Resulting from Operations	1,152,330	1,123,234
Distributions
Net Investment Income
Investor Shares	(39,214)	(233,922)
Admiral Shares	(127,944)	(66,666)
Signal Shares	(11,677)	(9,876)
Institutional Shares	(24,552)	(34,019)
ETF Shares	(130,385)	(99,626)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(333,772)	(444,109)
Capital Share Transactions
Investor Shares	(842,369)	(4,250,540)
Admiral Shares	831,949	300,622
Signal Shares	(555)	12,318
Institutional Shares	(732,961)	406,075
ETF Shares	401,033	250,974
Net Increase (Decrease) from Capital Share Transactions	(342,903)	(3,280,551)
Total Increase (Decrease)	475,655	(2,601,426)
Net Assets
Beginning of Period	8,449,820	11,051,246
End of Period[1]	8,925,475	8,449,820
1 Net Assets—End of Period includes undistributed net investment income of $73,292,000 and $289,637,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.15	$25.77	$21.99	$43.43	$34.67	$27.00
Investment Operations
Net Investment Income	.376[1]	.768[1]	1.008	1.372[1]	1.298[1]	.920
Net Realized and Unrealized Gain (Loss)
on Investments	3.541	1.594	4.269	(21.597)	8.386	7.450
Total from Investment Operations	3.917	2.362	5.277	(20.225)	9.684	8.370
Distributions
Dividends from Net Investment Income	(1.007)	(.982)	(1.497)	(1.215)	(.924)	(.700)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.007)	(.982)	(1.497)	(1.215)	(.924)	(.700)
Net Asset Value, End of Period	$30.06	$27.15	$25.77	$21.99	$43.43	$34.67

Total Return[2]	15.00%	9.35%	26.25%	-47.80%	28.49%	31.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,150	$1,884	$5,789	$10,534	$26,188	$16,850
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.27%	0.22%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.93%	2.98%	3.80%	3.82%	3.35%	3.35%
Portfolio Turnover Rate[3]	6%	11%	18%	15%	9%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$63.75	$60.51	$51.71	$102.09	$81.50	$63.44
Investment Operations
Net Investment Income	.970[1]	1.758[1]	2.448	3.177[1]	3.140[1]	2.230
Net Realized and Unrealized Gain (Loss)
on Investments	8.192	3.864	9.968	(50.618)	19.692	17.510
Total from Investment Operations	9.162	5.622	12.416	(47.441)	22.832	19.740
Distributions
Dividends from Net Investment Income	(2.862)	(2.382)	(3.616)	(2.939)	(2.242)	(1.680)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.862)	(2.382)	(3.616)	(2.939)	(2.242)	(1.680)
Net Asset Value, End of Period	$70.05	$63.75	$60.51	$51.71	$102.09	$81.50

Total Return[2]	15.07%	9.49%	26.33%	-47.74%	28.59%	31.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,216	$2,087	$1,700	$1,472	$2,955	$2,175
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.12%	0.12%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.05%	3.10%	3.91%	3.92%	3.45%	3.45%
Portfolio Turnover Rate[3]	6%	11%	18%	15%	9%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Signal Shares
Six Months						Oct. 6,
	Ended					2006[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$24.68	$23.42	$20.01	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	.371[2]	.686[2]	.947	1.255[2]	1.151[2]	.010[2]
Net Realized and Unrealized Gain (Loss)
on Investments	3.164	1.497	3.860	(19.616)	7.681	1.090
Total from Investment Operations	3.535	2.183	4.807	(18.361)	8.832	1.100
Distributions
Dividends from Net Investment Income	(1.115)	(.923)	(1.397)	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.115)	(.923)	(1.397)	(1.129)	(.842)	—
Net Asset Value, End of Period	$27.10	$24.68	$23.42	$20.01	$39.50	$31.51

Total Return[3]	15.02%	9.52%	26.34%	-47.74%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$299	$272	$245	$223	$502	$12
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.12%	0.12%	0.17%[4]
Ratio of Net Investment Income to
Average Net Assets	3.05%	3.10%	3.91%	3.92%	3.45%	3.45%[4]
Portfolio Turnover Rate[5]	6%	11%	18%	15%	9%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.20	$25.80	$22.04	$43.51	$34.74	$27.05
Investment Operations
Net Investment Income	.388[1]	.764[1]	1.036	1.315[1]	1.350[1]	.978
Net Realized and Unrealized Gain (Loss)
on Investments	3.520	1.644	4.277	(21.524)	8.390	7.450
Total from Investment Operations	3.908	2.408	5.313	(20.209)	9.740	8.428
Distributions
Dividends from Net Investment Income	(1.228)	(1.008)	(1.553)	(1.261)	(.970)	(.738)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.228)	(1.008)	(1.553)	(1.261)	(.970)	(.738)
Net Asset Value, End of Period	$29.88	$27.20	$25.80	$22.04	$43.51	$34.74

Total Return[2]	15.07%	9.53%	26.45%	-47.72%	28.63%	31.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$694	$1,349	$853	$3,316	$5,263	$3,113
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.09%	3.14%	3.95%	3.95%	3.48%	3.50%
Portfolio Turnover Rate[3]	6%	11%	18%	15%	9%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

MSCI Europe ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$51.00	$48.41	$41.37	$81.66	$65.21	$50.80
Investment Operations
Net Investment Income	.773[1]	1.420[1]	1.964	2.530[1]	2.576[1]	1.800
Net Realized and Unrealized Gain (Loss)
on Investments	6.563	3.082	7.977	(40.464)	15.683	13.990
Total from Investment Operations	7.336	4.502	9.941	(37.934)	18.259	15.790
Distributions
Dividends from Net Investment Income	(2.306)	(1.912)	(2.901)	(2.356)	(1.809)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.306)	(1.912)	(2.901)	(2.356)	(1.809)	(1.380)
Net Asset Value, End of Period	$56.03	$51.00	$48.41	$41.37	$81.66	$65.21

Total Return	15.08%	9.48%	26.33%	-47.73%	28.60%	31.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,568	$2,858	$2,464	$1,754	$3,148	$1,205
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.11%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.05%	3.10%	3.91%	3.93%	3.45%	3.44%
Portfolio Turnover Rate[2]	6%	11%	18%	15%	9%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2011. ETF Shares, known as Vanguard MSCI Europe ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating

24

European Stock Index Fund

a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

25

European Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $1,309,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest  rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,649	8,824,541	—
Temporary Cash Investments	514,949	6,999	—
Futures Contracts—Assets[1]	66	—	—
Forward Currency Contracts—Assets	2,335	—	—
Total	550,999	8,831,540	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2011:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	756
Change in Unrealized Appreciation (Depreciation)	(756)
Balance as of April 31, 2011	—

26

European Stock Index Fund

D. At April 30, 2011, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	66	2,335	2,401

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2011, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,946	—	1,946
Forward Currency Contracts	—	4,902	4,902
Realized Net Gain (Loss) on Derivatives	1,946	4,902	6,848

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,512	—	1,512
Forward Currency Contracts	—	(453)	(453)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,512	(453)	1,059

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2011	704	30,780	1,440
FTSE 100 Index	June 2011	217	21,836	905

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

European Stock Index Fund

At April 30, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/22/11	EUR	19,776	USD	29,296	1,700
UBS AG	6/22/11	GBP	12,549	USD	20,916	635
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At April 30, 2011, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2011, the fund realized net foreign currency losses of $1,278,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2011, was $2,530,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2011, the fund realized $101,958,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $2,163,720,000 to offset future net capital gains of $13,739,000 through October 31, 2011, $357,042,000 through October 31, 2016, $1,510,054,000 through October 31, 2017, and $282,885,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

28

European Stock Index Fund

At April 30, 2011, the cost of investment securities for tax purposes was $10,784,852,000. Net unrealized depreciation of investment securities for tax purposes was $1,404,714,000, consisting of unrealized gains of $937,021,000 on securities that had risen in value since their purchase and $2,341,735,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $622,825,000 of investment securities and sold $1,202,136,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	74,188	2,720	1,740,600	70,744
Issued in Lieu of Cash Distributions	36,112	1,387	228,168	8,810
Redeemed[1]	(952,669)	(35,248)	(6,219,308)	(234,838)
Net Increase (Decrease)—Investor Shares	(842,369)	(31,141)	(4,250,540)	(155,284)
Admiral Shares
Issued	932,197	14,691	506,330	8,208
Issued in Lieu of Cash Distributions	109,473	1,806	53,881	887
Redeemed[1]	(209,721)	(3,323)	(259,589)	(4,466)
Net Increase (Decrease)—Admiral Shares	831,949	13,174	300,622	4,629
Signal Shares
Issued	48,564	1,978	64,066	2,849
Issued in Lieu of Cash Distributions	9,978	425	7,863	334
Redeemed[1]	(59,097)	(2,426)	(59,611)	(2,602)
Net Increase (Decrease)—Signal Shares	(555)	(23)	12,318	581
Institutional Shares
Issued	136,300	5,123	495,957	20,114
Issued in Lieu of Cash Distributions	13,369	517	25,396	980
Redeemed[1]	(882,630)	(32,030)	(115,278)	(4,538)
Net Increase (Decrease)—Institutional Shares	(732,961)	(26,390)	406,075	16,556
ETF Shares
Issued	401,033	7,652	889,512	20,028
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(638,538)	(14,900)
Net Increase (Decrease)—ETF Shares	401,033	7,652	250,974	5,128
1 Net of redemption fees for fiscal 2011 and 2010 of $33,000 and $150,000, respectively (fund totals).

H. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

Pacific Stock Index Fund

Fund Profile
As of April 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio[1]	0.26%	0.14%	0.14%	0.10%	0.14%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Number of Stocks	491	487	1,869
Median Market Cap $20.1B		$20.6B	$33.8B
Price/Earnings Ratio	14.4x	14.4x	13.8x
Price/Book Ratio	1.3x	1.3x	1.7x
Return on Equity	12.8%	12.9%	17.8%
Earnings Growth Rate	-3.2%	-3.2%	2.8%
Dividend Yield	2.7%	2.7%	2.9%
Turnover Rate
(Annualized)	5%	—	—
Short-Term Reserves	-0.5%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Consumer
Discretionary	13.5%	13.6%	9.0%
Consumer Staples	6.1	6.1	8.5
Energy	3.1	3.0	11.6
Financials	29.0	29.1	24.8
Health Care	4.4	4.4	5.9
Industrials	16.0	16.0	11.0
Information
Technology	8.1	8.1	6.3
Materials	12.6	12.5	13.0
Telecommunication
Services	3.7	3.7	5.7
Utilities	3.5	3.5	4.2

Volatility Measures
	MSCI	MSCI AC
	Pacific	World Index
	Index	ex USA
R-Squared	0.97	0.91
Beta	1.02	0.83

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	4.1%
Toyota Motor Corp.	Automobile
	Manufacturers	2.8
Commonwealth Bank of
Australia	Diversified Banks	2.3
Westpac Banking Corp.	Diversified Banks	2.1
Australia & New Zealand
Banking Group Ltd.	Diversified Banks	1.7
National Australia Bank
Ltd.	Diversified Banks	1.6
Honda Motor Co Ltd.	Automobile
	Manufacturers	1.6
Mitsubishi UFJ Financial
Group Inc.	Diversified Banks	1.5
Canon Inc.	Office Electronics	1.3
Wesfarmers Ltd.	Hypermarkets &
	Super Centers	1.1
Top Ten		20.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares.

30

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	45.6%
Pacific
Japan	59.4%	59.2%	13.2%
Australia	27.0	26.9	6.0
Hong Kong	8.1	8.3	1.8
Singapore	5.2	5.3	1.2
Other	0.3	0.3	0.1
Subtotal	100.0%	100.0%	22.3%
Emerging Markets	0.0%	0.0%	23.5%
Middle East	0.0%	0.0%	0.5%
North America	0.0%	0.0%	8.1%

31

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	6.40%	-0.16%	4.58%
Admiral Shares	8/13/2001	6.50	-0.06	5.55[1]
Signal Shares	6/4/2007	6.48	—	-3.38[1]
Institutional Shares	5/15/2000	6.52	-0.04	4.74
ETF Shares	3/4/2005
Market Price		6.35	-0.25	4.10[1]
Net Asset Value		6.49	-0.06	4.11[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

32

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,568,781	180,687	4.1%
Commonwealth Bank of Australia	1,721,166	101,606	2.3%
Westpac Banking Corp.	3,322,292	90,700	2.1%
Australia & New Zealand Banking Group Ltd	. 2,846,262	75,817	1.7%
National Australia Bank Ltd.	2,375,413	70,723	1.6%
Rio Tinto Ltd.	484,229	43,835	1.0%
Wesfarmers Ltd.	1,116,990	40,920	0.9%
Woolworths Ltd.	1,347,339	39,209	0.9%
Newcrest Mining Ltd.	798,939	36,388	0.8%
Woodside Petroleum Ltd.	692,925	35,632	0.8%
Westfield Group	2,433,891	24,119	0.5%
QBE Insurance Group Ltd.	1,168,594	24,008	0.5%
CSL Ltd.	609,151	22,987	0.5%
Origin Energy Ltd.	1,179,585	21,161	0.5%
Australia—Other †		370,484	8.4%
		1,178,276	26.6%
Hong Kong
* AIA Group Ltd.	8,699,304	29,338	0.7%
Hutchison Whampoa Ltd.	2,368,599	27,089	0.6%
Hong Kong Exchanges and Clearing Ltd.	1,137,646	26,016	0.6%
Sun Hung Kai Properties Ltd.	1,571,121	24,608	0.6%
Cheung Kong Holdings Ltd.	1,546,008	24,400	0.5%
Hong Kong—Other †		228,978	5.2%
		360,429	8.2%
Japan
Toyota Motor Corp.	3,065,183	122,274	2.8%
Honda Motor Co. Ltd.	1,811,654	69,647	1.6%
Mitsubishi UFJ Financial Group Inc.	14,152,320	67,925	1.5%
Canon Inc.	1,259,759	59,325	1.3%
Sumitomo Mitsui Financial Group Inc.	1,492,761	46,368	1.1%

33

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Mitsubishi Corp.		1,508,472	40,921	0.9%
Takeda Pharmaceutical Co. Ltd.		833,617	40,399	0.9%
Softbank Corp.		901,031	38,021	0.9%
Komatsu Ltd.		1,054,378	37,177	0.8%
Mizuho Financial Group Inc.		22,745,713	36,037	0.8%
FANUC Corp.		212,939	35,646	0.8%
Mitsui & Co. Ltd.		1,930,980	34,362	0.8%
NTT DoCoMo Inc.		17,031	31,599	0.7%
Sony Corp.		1,116,329	31,520	0.7%
Panasonic Corp.		2,453,311	30,167	0.7%
Hitachi Ltd.		5,019,404	27,244	0.6%
Nissan Motor Co. Ltd.		2,762,932	26,584	0.6%
Nintendo Co. Ltd.		110,461	26,137	0.6%
Nippon Telegraph & Telephone Corp.		530,823	24,735	0.6%
Mitsubishi Electric Corp.		2,147,896	23,913	0.5%
Toshiba Corp.		4,469,214	23,798	0.5%
Shin-Etsu Chemical Co. Ltd.		455,481	23,696	0.5%
Mitsubishi Estate Co. Ltd.		1,313,005	22,977	0.5%
Tokio Marine Holdings Inc.		803,988	22,491	0.5%
KDDI Corp.		3,239	21,624	0.5%
Seven & I Holdings Co. Ltd.		835,979	21,038	0.5%
East Japan Railway Co.		377,337	20,973	0.5%
Canon Marketing Japan Inc.		62,890	696	0.0%
Japan—Other †			1,590,397	36.0%
			2,597,691	58.7%

New Zealand †			14,716	0.3%

Singapore
DBS Group Holdings Ltd.		1,924,727	23,582	0.5%
Singapore Telecommunications Ltd.		8,845,220	22,579	0.5%
United Overseas Bank Ltd.		1,369,395	21,972	0.5%
Oversea-Chinese Banking Corp. Ltd.		2,784,983	21,749	0.5%
Singapore—Other †			140,114	3.2%
			229,996	5.2%
Total Common Stocks (Cost $5,348,589)			4,381,108	99.0%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.179%	40,243,288	40,243	0.9%
4U.S. Government and Agency Obligations †			3,700	0.1%
Total Temporary Cash Investments (Cost $43,943)			43,943	1.0%[1]
[5]Total Investments (Cost $5,392,532)			4,425,051	100.0%
Other Assets and Liabilities
Other Assets			41,357	1.0%
Liabilities[3]			(43,024)	(1.0%)
			(1,667)	0.0%
Net Assets			4,423,384	100.0%

34

Pacific Stock Index Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	6,482,022
Undistributed Net Investment Income	30,242
Accumulated Net Realized Losses	(1,122,880)
Unrealized Appreciation (Depreciation)
Investment Securities	(967,481)
Futures Contracts	46
Forward Currency Contracts	978
Foreign Currencies	457
Net Assets	4,423,384

Investor Shares—Net Assets
Applicable to 48,697,998 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	533,625
Net Asset Value Per Share—Investor Shares	$10.96

Admiral Shares—Net Assets
Applicable to 23,501,431 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,672,805
Net Asset Value Per Share—Admiral Shares	$71.18

Signal Shares—Net Assets
Applicable to 6,665,673 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	164,779
Net Asset Value Per Share—Signal Shares	$24.72

Institutional Shares—Net Assets
Applicable to 37,501,926 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	408,543
Net Asset Value Per Share—Institutional Shares	$10.89

ETF Shares—Net Assets
Applicable to 28,550,093 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,643,632
Net Asset Value Per Share—ETF Shares	$57.57

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $20,272,000 of collateral received for securities on loan.
4 Securities with a value of $3,700,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $19,231,000.
See accompanying Notes, which are an integral part of the Financial Statements.

35

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Dividends[1]	63,037
Interest[2]	20
Security Lending	415
Total Income	63,472
Expenses
The Vanguard Group—Note B
Investment Advisory Services	223
Management and Administrative—Investor Shares	370
Management and Administrative—Admiral Shares	740
Management and Administrative—Signal Shares	67
Management and Administrative—Institutional Shares	51
Management and Administrative—ETF Shares	652
Marketing and Distribution—Investor Shares	270
Marketing and Distribution—Admiral Shares	120
Marketing and Distribution—Signal Shares	22
Marketing and Distribution—Institutional Shares	93
Marketing and Distribution—ETF Shares	175
Custodian Fees	405
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	29
Trustees’ Fees and Expenses	3
Total Expenses	3,240
Net Investment Income	60,232
Realized Net Gain (Loss)
Investment Securities Sold	(51,379)
Futures Contracts	(257)
Foreign Currencies and Forward Currency Contracts	2,648
Realized Net Gain (Loss)	(48,988)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	358,765
Futures Contracts	1,265
Foreign Currencies and Forward Currency Contracts	(959)
Change in Unrealized Appreciation (Depreciation)	359,071
Net Increase (Decrease) in Net Assets Resulting from Operations	370,315

1 Dividends are net of foreign withholding taxes of $2,250,000.
2 Interest income from an affiliated company of the fund was $15,000.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,232	152,280
Realized Net Gain (Loss)	(48,988)	81,432
Change in Unrealized Appreciation (Depreciation)	359,071	445,377
Net Increase (Decrease) in Net Assets Resulting from Operations	370,315	679,089
Distributions
Net Investment Income
Investor Shares	(16,209)	(79,032)
Admiral Shares	(61,136)	(23,652)
Signal Shares	(6,438)	(4,529)
Institutional Shares	(15,525)	(14,225)
ETF Shares	(60,868)	(35,958)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(160,176)	(157,396)
Capital Share Transactions
Investor Shares	(371,338)	(2,261,374)
Admiral Shares	445,269	246,250
Signal Shares	(12,787)	(984)
Institutional Shares	(422,733)	259,478
ETF Shares	89,680	91,378
Net Increase (Decrease) from Capital Share Transactions	(271,909)	(1,665,252)
Total Increase (Decrease)	(61,770)	(1,143,559)
Net Assets
Beginning of Period	4,485,154	5,628,713
End of Period[1]	4,423,384	4,485,154
1 Net Assets—End of Period includes undistributed net investment income of $30,242,000 and $128,317,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.40	$9.61	$7.94	$14.19	$12.13	$10.39
Investment Operations
Net Investment Income	.137[1]	.243[1]	.189[1]	.281	.236	.190
Net Realized and Unrealized Gain (Loss)
on Investments	.753	.803	1.621	(6.228)	2.091	1.710
Total from Investment Operations	.890	1.046	1.810	(5.947)	2.327	1.900
Distributions
Dividends from Net Investment Income	(.330)	(.256)	(.140)	(.303)	(.267)	(.160)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.330)	(.256)	(.140)	(.303)	(.267)	(.160)
Net Asset Value, End of Period	$10.96	$10.40	$9.61	$7.94	$14.19	$12.13

Total Return[2]	8.64%	11.09%	23.23%	-42.71%	19.52%	18.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$534	$868	$2,846	$5,065	$11,281	$7,814
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.27%	0.22%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.72%	2.37%	2.42%	2.32%	1.80%	1.73%
Portfolio Turnover Rate[3]	5%	3%	8%	9%	3%	2%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$68.06	$62.95	$52.04	$92.94	$79.43	$68.05
Investment Operations
Net Investment Income	1.004[1]	1.533[1]	1.386[1]	1.933	1.613	1.302
Net Realized and Unrealized Gain (Loss)
on Investments	4.867	5.337	10.531	(40.773)	13.714	11.185
Total from Investment Operations	5.871	6.870	11.917	(38.840)	15.327	12.487
Distributions
Dividends from Net Investment Income	(2.751)	(1.760)	(1.007)	(2.060)	(1.817)	(1.107)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.751)	(1.760)	(1.007)	(2.060)	(1.817)	(1.107)
Net Asset Value, End of Period	$71.18	$68.06	$62.95	$52.04	$92.94	$79.43

Total Return[2]	8.74%	11.13%	23.38%	-42.62%	19.64%	18.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,673	$1,165	$849	$737	$1,292	$1,128
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.12%	0.12%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.84%	2.49%	2.53%	2.42%	1.90%	1.83%
Portfolio Turnover Rate[3]	5%	3%	8%	9%	3%	2%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Financial Highlights

Signal Shares
	Six Months				June 4,
	Ended				2007[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$23.64	$21.87	$18.08	$32.28	$30.53
Investment Operations
Net Investment Income	.339[2]	.541[2]	.481[2]	.667	.250
Net Realized and Unrealized Gain (Loss)
on Investments	1.702	1.840	3.658	(14.158)	1.500
Total from Investment Operations	2.041	2.381	4.139	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.961)	(.611)	(.349)	(.709)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.961)	(.611)	(.349)	(.709)	—
Net Asset Value, End of Period	$24.72	$23.64	$21.87	$18.08	$32.28

Total Return[3]	8.74%	11.10%	23.38%	-42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$165	$171	$159	$150	$247
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.12%	0.12%[4]
Ratio of Net Investment Income to
Average Net Assets	2.84%	2.49%	2.53%	2.42%	1.90%[4]
Portfolio Turnover Rate[5]	5%	3%	8%	9%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.42	$9.63	$7.96	$14.22	$12.15	$10.41
Investment Operations
Net Investment Income	.144[1]	.243[1]	.215[1]	.300	.251	.206
Net Realized and Unrealized Gain (Loss)
on Investments	.750	.816	1.613	(6.242)	2.102	1.710
Total from Investment Operations	.894	1.059	1.828	(5.942)	2.353	1.916
Distributions
Dividends from Net Investment Income	(.424)	(.269)	(.158)	(.318)	(.283)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.424)	(.269)	(.158)	(.318)	(.283)	(.176)
Net Asset Value, End of Period	$10.89	$10.42	$9.63	$7.96	$14.22	$12.15

Total Return[2]	8.69%	11.22%	23.46%	-42.62%	19.72%	18.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$409	$799	$487	$1,610	$2,720	$1,788
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.88%	2.53%	2.57%	2.45%	1.93%	1.88%
Portfolio Turnover Rate[3]	5%	3%	8%	9%	3%	2%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Financial Highlights

MSCI Pacific ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$55.06	$50.92	$42.10	$75.17	$64.24	$55.09
Investment Operations
Net Investment Income	.799[1]	1.265[1]	1.109[1]	1.573	1.314	1.060
Net Realized and Unrealized Gain (Loss)
on Investments	3.954	4.296	8.534	(32.974)	11.089	9.020
Total from Investment Operations	4.753	5.561	9.643	(31.401)	12.403	10.080
Distributions
Dividends from Net Investment Income	(2.243)	(1.421)	(.823)	(1.669)	(1.473)	(.930)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.243)	(1.421)	(.823)	(1.669)	(1.473)	(.930)
Net Asset Value, End of Period	$57.57	$55.06	$50.92	$42.10	$75.17	$64.24

Total Return	8.73%	11.11%	23.38%	-42.61%	19.65%	18.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,644	$1,482	$1,288	$1,186	$1,503	$693
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.11%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.84%	2.49%	2.53%	2.43%	1.90%	1.82%
Portfolio Turnover Rate[2]	5%	3%	8%	9%	3%	2%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2011. ETF Shares, known as Vanguard MSCI Pacific ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary

43

Pacific Stock Index Fund

risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

44

Pacific Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $689,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,791	4,376,317	—
Temporary Cash Investments	40,243	3,700	—
Futures Contracts—Liabilities[1]	(199)	—	—
Forward Currency Contracts—Assets	—	980	—
Forward Currency Contracts—Liabilities	—	(2)	—
Total	44,835	4,380,995	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2011, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts[1]	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	980	980
Liabilities	(199)	(2)	(201)
1 Represents variation margin on the last day of the reporting period.

45

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2011, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(257)	—	(257)
Forward Currency Contracts	—	1,353	1,353
Realized Net Gain (Loss) on Derivatives	(257)	1,353	1,096

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,265	—	1,265
Forward Currency Contracts	—	92	92
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,265	92	1,357

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	June 2011	282	29,663	(126)
S&P ASX 200 Index	June 2011	112	14,733	172

At April 30, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/22/11	AUD	13,216	USD	14,361	980
UBS AG	6/15/11	JPY	327,610	USD	4,039	(2)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

46

Pacific Stock Index Fund

The fund had net unrealized foreign currency gains of $457,000 resulting from the translation of other assets and liabilities at April 30, 2011.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2011, the fund realized net foreign currency gains of $1,295,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2011, the fund realized gains on the sale of passive foreign investment companies of $574,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2011, was $2,510,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2011, the fund realized $28,130,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $1,099,252,000 to offset future net capital gains of $4,471,000 through October 31, 2011, $4,674,000 through October 31, 2013, $453,022,000 through October 31, 2016, $607,343,000 through October 31, 2017, and $29,742,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2011, the cost of investment securities for tax purposes was $5,395,042,000. Net unrealized depreciation of investment securities for tax purposes was $969,991,000, consisting of unrealized gains of $382,698,000 on securities that had risen in value since their purchase and $1,352,689,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $202,129,000 of investment securities and sold $577,852,000 of investment securities, other than temporary cash investments.

47

Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	68,516	6,385	928,036	95,562
Issued in Lieu of Cash Distributions	15,293	1,433	77,181	7,998
Redeemed[1]	(455,147)	(42,599)	(3,266,591)	(316,059)
Net Increase (Decrease)—Investor Shares	(371,338)	(34,781)	(2,261,374)	(212,499)
Admiral Shares
Issued	510,070	7,310	357,184	5,342
Issued in Lieu of Cash Distributions	52,036	751	19,195	304
Redeemed[1]	(116,837)	(1,672)	(130,129)	(2,021)
Net Increase (Decrease)—Admiral Shares	445,269	6,389	246,250	3,625
Signal Shares
Issued	25,588	1,045	38,562	1,730
Issued in Lieu of Cash Distributions	5,823	242	3,686	168
Redeemed[1]	(44,198)	(1,857)	(43,232)	(1,932)
Net Increase (Decrease)—Signal Shares	(12,787)	(570)	(984)	(34)
Institutional Shares
Issued	36,153	3,390	320,724	32,370
Issued in Lieu of Cash Distributions	10,333	974	10,557	1,093
Redeemed[1]	(469,219)	(43,587)	(71,803)	(7,262)
Net Increase (Decrease)—Institutional Shares	(422,733)	(39,223)	259,478	26,201
ETF Shares
Issued	100,513	1,828	142,992	2,720
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(10,833)	(200)	(51,614)	(1,100)
Net Increase (Decrease)—ETF Shares	89,680	1,628	91,378	1,620
1 Net of redemption fees for fiscal 2011 and 2010 of $126,000 and $186,000, respectively (fund totals).

H. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

48

Emerging Markets Stock Index Fund

Fund Profile
As of April 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VEMRX	VWO
Expense Ratio[1]	0.35%	0.22%	0.22%	0.15%	0.12%	0.22%

Portfolio Characteristics
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Number of Stocks	896	803	1,869
Median Market Cap $19.7B		$19.9B	$33.8B
Price/Earnings Ratio	14.2x	13.7x	13.8x
Price/Book Ratio	2.2x	2.0x	1.7x
Return on Equity	21.2%	20.4%	17.8%
Earnings Growth Rate 14.5%		14.4%	2.8%
Dividend Yield	2.1%	2.4%	2.9%
Turnover Rate
(Annualized)	11%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Consumer
Discretionary	7.2%	7.1%	9.0%
Consumer Staples	6.6	6.6	8.5
Energy	15.1	15.1	11.6
Financials	24.6	24.8	24.8
Health Care	0.9	0.9	5.9
Industrials	7.3	7.3	11.0
Information
Technology	12.7	12.4	6.3
Materials	15.0	15.0	13.0
Telecommunication
Services	7.2	7.3	5.7
Utilities	3.4	3.5	4.2

Volatility Measures
	MSCI	MSCI AC
	Emerging	World Index
	Markets Index	ex USA
R-Squared	0.99	0.93
Beta	1.03	1.16

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Petroleo Brasileiro SA	Integrated Oil &
	Gas	3.0%
Samsung Electronics Co
Ltd.	Semiconductors	2.5
Vale SA	Steel	2.5
Gazprom OAO	Integrated Oil &
	Gas	2.2
Taiwan Semiconductor	Electronic
Manufacturing Co Ltd.	Equipment &
	Instruments	1.5
America Movil SAB de	Wireless
CV	Telecommunication
	Services	1.4
China Mobile Ltd.	Wireless
	Telecommunication
	Services	1.3
Itau Unibanco Holding
SA	Diversified Banks	1.3
Industrial & Commercial
Bank of China	Diversified Banks	1.2
China Construction Bank
Corp.	Diversified Banks	1.1
Top Ten		18.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, 0.12% for Institutional Plus Shares (for the period since inception), and 0.22% for ETF Shares.

49

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	45.6%
Pacific	0.0%	0.0%	22.3%
Emerging Markets
China	17.2%	17.2%	4.0%
Brazil	15.5	15.5	3.6
South Korea	14.9	14.8	3.5
Taiwan	11.3	11.3	2.7
South Africa	7.6	7.6	1.8
India	7.2	7.1	1.7
Russia	7.1	7.1	1.7
Mexico	4.3	4.3	1.0
Malaysia	2.9	2.8	0.7
Indonesia	2.5	2.4	0.6
Thailand	1.8	1.8	0.4
Poland	1.8	1.8	0.4
Chile	1.6	1.6	0.4
Turkey	1.5	1.5	0.3
Other	2.8	3.2	0.7
Subtotal	100.0%	100.0%	23.5%
Middle East	0.0%	0.0%	0.5%
North America	0.0%	0.0%	8.1%

50

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000, Through April 30, 2011

Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006;
MSCI Emerging Markets Index thereafter. Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.
Note: For 2011, performance data reflect the six months ended April 30, 2011.

The Fiscal-Year Total Returns chart is not adjusted for fees. In the final table, fee-adjusted returns reflect the 0.50% purchase fee and 0.25%
redemption fee. The fees do not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.

51

Emerging Markets Stock Index Fund

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	18.06%	10.17%	16.64%
Fee-Adjusted Returns		17.18	10.01	16.56
Admiral Shares	6/23/2006	18.22	—	13.42[1]
Fee-Adjusted Returns		17.34	—	13.25[1]
Signal Shares	1/19/2007	18.23	—	8.69[1]
Fee-Adjusted Returns		17.35	—	8.50[1]
Institutional Shares	6/22/2000	18.30	10.38	16.85
Fee-Adjusted Returns		17.41	10.22	16.76
Institutional Plus Shares	12/15/2010	—	—	5.25[1]
Fee-Adjusted Returns		—	—	4.47[1]
ETF Shares	3/4/2005
Market Price		18.11	10.33	13.99[1]
Net Asset Value		18.23	10.32	13.95[1]
1 Return since inception.

The Fiscal-Year Total Returns chart is not adjusted for fees. In the final table, fee-adjusted returns reflect the 0.50% purchase fee and 0.25% redemption fee. The fees do not apply to the ETF Shares.

52

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Petroleo Brasileiro SA ADR Type A	19,241,180	642,078	1.0%
Vale SA Class B Pfd. ADR	21,466,529	641,849	1.0%
Itau Unibanco Holding SA ADR	25,321,875	601,395	0.9%
Petroleo Brasileiro SA ADR	13,980,117	521,878	0.8%
Vale SA Class B ADR	13,748,994	459,216	0.7%
Petroleo Brasileiro SA Prior Pfd.	27,963,628	454,329	0.7%
Banco Bradesco SA ADR	19,114,852	386,694	0.6%
Petroleo Brasileiro SA	19,207,388	351,256	0.5%
Vale SA Prior Pfd.	10,321,777	302,528	0.5%
Itausa - Investimentos Itau SA Prior Pfd.	35,677,934	273,504	0.4%
Itau Unibanco Holding SA Prior Pfd.	10,971,176	256,287	0.4%
Vale SA	7,033,938	230,754	0.3%
Brazil—Other †		5,009,982	7.7%
		10,131,750	15.5%

Chile †		1,058,334	1.6%

China
China Mobile Ltd.	94,535,667	869,585	1.3%
Industrial & Commercial Bank of China	955,560,003	810,519	1.3%
China Construction Bank Corp.	756,250,857	716,111	1.1%
CNOOC Ltd.	280,612,152	697,483	1.1%
Bank of China Ltd.	986,400,277	545,956	0.8%
PetroChina Co. Ltd.	331,841,679	481,701	0.7%
Tencent Holdings Ltd.	15,803,572	451,257	0.7%
China Life Insurance Co. Ltd.	116,742,470	417,287	0.6%
Ping An Insurance Group Co.	26,949,988	293,835	0.5%
China Petroleum & Chemical Corp.	249,905,540	251,897	0.4%
China—Other †		5,664,036	8.7%
		11,199,667	17.2%

53

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Colombia
BanColombia SA ADR	4,919,477	325,915	0.5%
Colombia—Other †		64,364	0.1%
		390,279	0.6%

Czech Republic †		261,487	0.4%

Egypt †		122,398	0.2%

Hungary †		302,358	0.5%

India
Infosys Technologies Ltd.	7,251,368	476,716	0.8%
Reliance Industries Ltd.	20,660,192	459,431	0.7%
ICICI Bank Ltd.	10,947,492	276,659	0.4%
Housing Development Finance Corp.	17,066,678	273,022	0.4%
India—Other †		3,216,566	4.9%
		4,702,394	7.2%

Indonesia †		1,601,259	2.5%

Malaysia †		1,879,006	2.9%

Mexico
America Movil SAB de CV	309,524,298	887,029	1.3%
Wal-Mart de Mexico SAB de CV	97,533,592	305,521	0.5%
Mexico—Other †		1,643,773	2.5%
		2,836,323	4.3%

Morocco †		17,201	0.0%

Peru †		357,588	0.5%

Philippines †		382,149	0.6%

Poland †		1,164,949	1.8%

Russia
Gazprom OAO ADR	73,353,352	1,242,880	1.9%
Lukoil OAO ADR	7,225,717	502,201	0.8%
Sberbank of Russia	134,563,489	491,936	0.7%
MMC Norilsk Nickel OJSC ADR	10,313,906	285,502	0.4%
Gazprom OAO	20,821,266	179,276	0.3%
Russia—Other †		1,939,003	3.0%
		4,640,798	7.1%
South Africa
MTN Group Ltd.	26,630,396	592,323	0.9%
Sasol Ltd.	9,074,162	524,359	0.8%
Naspers Ltd.	6,034,148	363,390	0.6%
AngloGold Ashanti Ltd.	5,963,389	303,686	0.5%
Standard Bank Group Ltd.	18,539,233	291,168	0.4%
South Africa—Other †		2,884,655	4.4%
		4,959,581	7.6%

54

Emerging Markets Stock Index Fund

				Market	Percentage
				Value	of Net
			Shares	($000)	Assets
	South Korea
1	Samsung Electronics Co. Ltd. GDR		2,075,319	866,361	1.3%
	Samsung Electronics Co. Ltd.		699,870	584,588	0.9%
	Hyundai Motor Co.		2,425,137	559,356	0.9%
	LG Chem Ltd.		729,612	362,484	0.5%
	Hyundai Mobis		1,071,709	359,460	0.5%
	POSCO ADR		2,922,321	322,332	0.5%
^	Hyundai Heavy Industries Co. Ltd.		597,659	298,916	0.5%
	Kia Motors Corp.		3,737,114	268,843	0.4%
	Samsung Electronics Co. Ltd. Prior Pfd		. 322,541	189,883	0.3%
	Hyundai Motor Co. 2nd Pfd.		592,701	47,703	0.1%
	Hyundai Motor Co. Prior Pfd.		357,108	26,887	0.0%
	South Korea—Other †			5,808,394	8.9%
				9,695,207	14.8%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		46,820,694	632,079	0.9%
	Hon Hai Precision Industry Co. Ltd.		134,733,588	511,654	0.8%
	HTC Corp.		10,785,850	490,936	0.7%
	Taiwan Semiconductor Manufacturing Co. Ltd.		146,060,045	377,782	0.6%
	Formosa Plastics Corp.		62,227,458	254,830	0.4%
	Taiwan—Other †			5,008,340	7.7%
				7,275,621	11.1%

	Thailand †			1,168,715	1.8%

	Turkey †			979,086	1.5%
Total Common Stocks (Cost $48,639,592)				65,126,150	99.7%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	0.179%	831,468,281	831,468	1.3%

5U.S. Government and Agency Obligations †				5,799	0.0%
Total Temporary Cash Investments (Cost $837,267)				837,267	1.3%[2]
Total Investments (Cost $49,476,859)				65,963,417	101.0%
	Other Assets and Liabilities
	Other Assets			275,966	0.4%
	Liabilities[4]			(951,317)	(1.4%)
				(675,351)	(1.0%)
	Net Assets			65,288,066	100.0%

55

Emerging Markets Stock Index Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	51,509,134
Undistributed Net Investment Income	101,363
Accumulated Net Realized Losses	(2,811,171)
Unrealized Appreciation (Depreciation)
Investment Securities	16,486,558
Futures Contracts	(83)
Foreign Currencies	2,265
Net Assets	65,288,066

Investor Shares—Net Assets
Applicable to 104,823,123 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,349,071
Net Asset Value Per Share—Investor Shares	$31.95

Admiral Shares—Net Assets
Applicable to 193,432,369 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,124,511
Net Asset Value Per Share—Admiral Shares	$42.00

Signal Shares—Net Assets
Applicable to 19,141,588 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	773,109
Net Asset Value Per Share—Signal Shares	$40.39

Institutional Shares—Net Assets
Applicable to 52,921,018 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,691,070
Net Asset Value Per Share—Institutional Shares	$31.95

Institutional Plus Shares—Net Assets
Applicable to 18,839,678 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,002,839
Net Asset Value Per Share—Institutional Plus Shares	$106.31

56

Emerging Markets Stock Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 977,262,614 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	49,347,466
Net Asset Value Per Share—ETF Shares	$50.50

• See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $679,483,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of this security represented 1.3% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.1%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $727,731,000 of collateral received for securities on loan.
5 Securities with a value of $5,499,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

57

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Dividends[1]	511,283
Interest[2]	160
Security Lending	5,446
Total Income	516,889
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,071
Management and Administrative—Investor Shares	3,968
Management and Administrative—Admiral Shares	5,059
Management and Administrative—Signal Shares	421
Management and Administrative—Institutional Shares	388
Management and Administrative—Institutional Plus Shares	450
Management and Administrative—ETF Shares	27,206
Marketing and Distribution—Investor Shares	836
Marketing and Distribution—Admiral Shares	518
Marketing and Distribution—Signal Shares	101
Marketing and Distribution—Institutional Shares	452
Marketing and Distribution—Institutional Plus Shares	62
Marketing and Distribution—ETF Shares	6,554
Custodian Fees	17,371
Shareholders’ Reports—Investor Shares	37
Shareholders’ Reports—Admiral Shares	33
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	272
Trustees’ Fees and Expenses	30
Total Expenses	65,832
Net Investment Income	451,057
Realized Net Gain (Loss)
Investment Securities Sold	575,988
Futures Contracts	9,126
Foreign Currencies	(11,066)
Realized Net Gain (Loss)	574,048
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,666,031
Futures Contracts	(184)
Foreign Currencies	2,443
Change in Unrealized Appreciation (Depreciation)	4,668,290
Net Increase (Decrease) in Net Assets Resulting from Operations	5,693,395

1 Dividends are net of foreign withholding taxes of $48,488,000.
2 Interest income from an affiliated company of the fund was $160,000.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	451,057	813,890
Realized Net Gain (Loss)	574,048	524,799
Change in Unrealized Appreciation (Depreciation)	4,668,290	7,926,070
Net Increase (Decrease) in Net Assets Resulting from Operations	5,693,395	9,264,759
Distributions
Net Investment Income
Investor Shares	(45,629)	(92,803)
Admiral Shares	(125,032)	(38,489)
Signal Shares	(11,188)	(6,752)
Institutional Shares	(54,245)	(26,615)
Institutional Plus Shares	(1,323)	—
ETF Shares	(754,418)	(258,615)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(991,835)	(423,274)
Capital Share Transactions
Investor Shares	(2,537,835)	(3,150,495)
Admiral Shares	2,794,974	1,436,817
Signal Shares	72,615	62,406
Institutional Shares	(1,939,422)	1,174,368
Institutional Plus Shares	1,873,233	—
ETF Shares	5,030,641	19,499,494
Net Increase (Decrease) from Capital Share Transactions	5,294,206	19,022,590
Total Increase (Decrease)	9,995,766	27,864,075
Net Assets
Beginning of Period	55,292,300	27,428,225
End of Period[1]	65,288,066	55,292,300
1 Net Assets—End of Period includes undistributed net investment income of $101,363,000 and $651,499,000.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$29.49	$23.90	$15.66	$36.78	$22.05	$16.91
Investment Operations
Net Investment Income	.184	.521[1]	.398[1]	.780	.604[1]	.396
Net Realized and Unrealized Gain (Loss)
on Investments[2]	2.710	5.383	8.542	(21.313)	14.522	5.059
Total from Investment Operations	2.894	5.904	8.940	(20.533)	15.126	5.455
Distributions
Dividends from Net Investment Income	(.434)	(.314)	(.700)	(.587)	(.396)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.434)	(.314)	(.700)	(.587)	(.396)	(.315)
Net Asset Value, End of Period	$31.95	$29.49	$23.90	$15.66	$36.78	$22.05

Total Return[3]	9.93%	24.92%	60.07%	-56.66%	69.59%	32.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,349	$5,597	$7,024	$5,345	$14,150	$7,202
Ratio of Total Expenses to
Average Net Assets	0.35%	0.35%	0.40%	0.32%	0.37%	0.42%
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.97%	2.16%	2.81%	2.24%	2.20%
Portfolio Turnover Rate[4]	11%	12%	12%	20%	9%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.01, $.04, $.01, $.05, $.04, and $.05.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
Six Months						June 23,
	Ended					2006[1] to
For a Share Outstanding	April 30,			Year Ended October 31,		Oct. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$38.82	$31.45	$20.63	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	.261	.696[2]	.567[2]	1.079	.853[2]	.222
Net Realized and Unrealized Gain (Loss)
on Investments[3]	3.572	7.119	11.222	(28.099)	19.121	3.808
Total from Investment Operations	3.833	7.815	11.789	(27.020)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.653)	(.445)	(.969)	(.820)	(.534)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.653)	(.445)	(.969)	(.820)	(.534)	—
Net Asset Value, End of Period	$42.00	$38.82	$31.45	$20.63	$48.47	$29.03

Total Return[4]	10.01%	25.08%	60.29%	-56.63%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,125	$4,761	$2,674	$1,508	$3,514	$1,491
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.27%	0.20%	0.25%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	1.53%	2.10%	2.29%	2.93%	2.36%	2.32%[5]
Portfolio Turnover Rate[6]	11%	12%	12%	20%	9%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.03, $.01, $.06, $.05, and $.04.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
	Six Months				Jan. 19,
	Ended				2007[1] to
	April 30,		Year Ended October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$37.34	$30.26	$19.85	$46.61	$30.38
Investment Operations
Net Investment Income	.273	.690[2]	.553[2]	1.029	.580[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	3.421	6.818	10.795	(27.029)	15.650
Total from Investment Operations	3.694	7.508	11.348	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.644)	(.428)	(.938)	(.760)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.644)	(.428)	(.938)	(.760)	—
Net Asset Value, End of Period	$40.39	$37.34	$30.26	$19.85	$46.61

Total Return[4]	10.03%	25.04%	60.33%	-56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$773	$644	$463	$266	$385
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.27%	0.20%	0.25%[5]
Ratio of Net Investment Income to
Average Net Assets	1.53%	2.10%	2.29%	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	11%	12%	12%	20%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.03, $.01, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$29.55	$23.94	$15.71	$36.90	$22.11	$16.95
Investment Operations
Net Investment Income	.221	.571[1]	.437[1]	.835	.686[1]	.443
Net Realized and Unrealized Gain (Loss)
on Investments[2]	2.707	5.388	8.547	(21.393)	14.533	5.059
Total from Investment Operations	2.928	5.959	8.984	(20.558)	15.219	5.502
Distributions
Dividends from Net Investment Income	(.528)	(.349)	(.754)	(.632)	(.429)	(.342)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.528)	(.349)	(.754)	(.632)	(.429)	(.342)
Net Asset Value, End of Period	$31.95	$29.55	$23.94	$15.71	$36.90	$22.11

Total Return[3]	10.05%	25.13%	60.41%	-56.61%	69.90%	32.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,691	$3,473	$1,731	$887	$1,463	$559
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.23%	0.15%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.60%	2.17%	2.33%	2.98%	2.41%	2.37%
Portfolio Turnover Rate[4]	11%	12%	12%	20%	9%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.01, $.02, $.01, $.03, $.04, and $.05.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
December 15, 2010[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$99.35
Investment Operations
Net Investment Income	.750
Net Realized and Unrealized Gain (Loss) on Investments	7.964
Total from Investment Operations	8.714
Distributions
Dividends from Net Investment Income	(1.754)
Distributions from Realized Capital Gains	—
Total Distributions	(1.754)
Net Asset Value, End of Period	$106.31

Total Return[2]	8.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,003
Ratio of Total Expenses to Average Net Assets	0.12%
Ratio of Net Investment Income to Average Net Assets	1.63%
Portfolio Turnover Rate[3]	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Emerging Markets Stock Index Fund

Financial Highlights

MSCI Emerging Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008[1]	2007[1]	2006[1]
Net Asset Value, Beginning of Period	$46.70	$37.84	$24.83	$58.31	$34.96	$26.81
Investment Operations
Net Investment Income	.341	.870[2]	.668[2]	1.303	1.065[2]	.667
Net Realized and Unrealized Gain (Loss)
on Investments[3]	4.274	8.535	13.520	(33.798)	22.955	8.022
Total from Investment Operations	4.615	9.405	14.188	(32.495)	24.020	8.689
Distributions
Dividends from Net Investment Income	(.815)	(.545)	(1.178)	(.985)	(.670)	(.539)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.815)	(.545)	(1.178)	(.985)	(.670)	(.539)
Net Asset Value, End of Period	$50.50	$46.70	$37.84	$24.83	$58.31	$34.96

Total Return	10.02%	25.07%	60.28%	-56.62%	69.78%	32.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,347	$40,817	$15,537	$4,500	$6,275	$1,582
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.27%	0.20%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.53%	2.10%	2.29%	2.93%	2.36%	2.32%
Portfolio Turnover Rate[4]	11%	12%	12%	20%	9%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.03, $.01, $.05, $.10, and $.10.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on December 15, 2010. ETF Shares, known as Vanguard MSCI Emerging Markets ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

66

Emerging Markets Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $10,101,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 4.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

67

Emerging Markets Stock Index Fund

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	14,774,274	—	—
Common Stocks—Other	2,438,358	47,913,518	—
Temporary Cash Investments	831,468	5,799	—
Total	18,044,100	47,919,317	—

D. At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	May 2011	3,900	124,761	(83)

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2011, the fund realized net foreign currency losses of $11,066,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2011, the fund realized gains on the sale of passive foreign investment companies of $1,847,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2011, was $126,896,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s realized losses for the six months ended April 30, 2011, include $136,000 of capital gain tax paid on sales of Peruvian securities. This tax is treated as a decrease in taxable income; accordingly, this amount has been reclassified from accumulated net realized losses to undistributed net investment income.

68

Emerging Markets Stock Index Fund

During the six months ended April 30, 2011, the fund realized $776,301,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $2,447,495,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,331,000 through October 31, 2014, $460,853,000 through October 31, 2016, $1,591,794,000 though October 31, 2017, and $212,374,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2011, the cost of investment securities for tax purposes was $49,603,755,000. Net unrealized appreciation of investment securities for tax purposes was $16,359,662,000, consisting of unrealized gains of $17,661,365,000 on securities that had risen in value since their purchase and $1,301,703,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $9,807,709,000 of investment securities and sold $5,033,700,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	567,250	18,819	2,083,356	80,442
Issued in Lieu of Cash Distributions	42,733	1,443	88,603	3,492
Redeemed[2]	(3,147,818)	(105,266)	(5,322,454)	(187,996)
Net Increase (Decrease)—Investor Shares	(2,537,835)	(85,004)	(3,150,495)	(104,062)
Admiral Shares
Issued[1]	3,382,281	85,747	1,917,883	51,857
Issued in Lieu of Cash Distributions	113,656	2,921	33,549	1,006
Redeemed[2]	(700,963)	(17,888)	(514,615)	(15,208)
Net Increase (Decrease)—Admiral Shares	2,794,974	70,780	1,436,817	37,655
Signal Shares
Issued[1]	184,336	4,854	209,068	6,390
Issued in Lieu of Cash Distributions	9,808	262	5,772	180
Redeemed[2]	(121,529)	(3,213)	(152,434)	(4,641)
Net Increase (Decrease)—Signal Shares	72,615	1,903	62,406	1,929

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Emerging Markets Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued[1]	258,506	8,618	1,427,756	54,632
Issued in Lieu of Cash Distributions	41,282	1,395	16,645	656
Redeemed[2]	(2,239,210)	(74,625)	(270,033)	(10,041)
Net Increase (Decrease)—Institutional Shares	(1,939,422)	(64,612)	1,174,368	45,247
Institutional Plus Shares[3]
Issued[1]	1,938,900	19,525	—	—
Issued in Lieu of Cash Distributions	1,323	13	—	—
Redeemed[2]	(66,990)	(698)	—	—
Net Increase (Decrease)—Institutional Plus Shares	1,873,233	18,840	—	—
ETF Shares
Issued[1]	6,971,519	144,748	19,778,543	470,556
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(1,940,878)	(41,600)	(279,049)	(7,000)
Net Increase (Decrease)—ETF Shares	5,030,641	103,148	19,499,494	463,556

1 Includes purchase fees for fiscal 2011 and 2010 of $15,511,000 and $31,994,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2011 and 2010 of $2,383,000 and $7,682,000, respectively (fund totals).
3 Inception was December 15, 2010, for Institutional Plus Shares.

H. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended April 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2010	4/30/2011	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,150.01	$1.39
Admiral Shares	1,000.00	1,150.69	0.75
Signal Shares	1,000.00	1,150.24	0.75
Institutional Shares	1,000.00	1,150.69	0.53
ETF Shares	1,000.00	1,150.84	0.75
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,086.44	$1.35
Admiral Shares	1,000.00	1,087.35	0.72
Signal Shares	1,000.00	1,087.43	0.72
Institutional Shares	1,000.00	1,086.87	0.52
ETF Shares	1,000.00	1,087.34	0.72
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,099.30	$1.82
Admiral Shares	1,000.00	1,100.07	1.15
Signal Shares	1,000.00	1,100.30	1.15
Institutional Shares	1,000.00	1,100.51	0.78
ETF Shares	1,000.00	1,100.17	1.15

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Six Months Ended April 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2010	4/30/2011	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.30	0.50
ETF Shares	1,000.00	1,024.10	0.70
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.30	0.50
ETF Shares	1,000.00	1,024.10	0.70
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.06	$1.76
Admiral Shares	1,000.00	1,023.70	1.10
Signal Shares	1,000.00	1,023.70	1.10
Institutional Shares	1,000.00	1,024.05	0.75
ETF Shares	1,000.00	1,023.70	1.10

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; and for the Emerging Markets Stock Index Fund, 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The table does not include data for share classes with less than six months of history.

73

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European, Pacific, and Emerging Markets Stock Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the European, Pacific, and Emerging Markets Stock Index Funds over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the performance of the European, Pacific, and Emerging Markets Stock Index Funds, including any periods of outperformance or underperformance of each fund’s target index and peer group. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

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Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001. [2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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All rights reserved.
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Q722 062011

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Austria (0.5%)
	Erste Group Bank AG	209,702	10,587
	OMV AG	165,799	7,559
	Voestalpine AG	119,788	5,893
	Telekom Austria AG	367,074	5,674
^,*	IMMOFINANZ AG	1,093,453	5,197
	Verbund AG	75,956	3,434
^	Raiffeisen Bank International AG	54,230	2,989
	Vienna Insurance Group AG Wiener Versicherung Gruppe	41,127	2,453
			43,786
Belgium (1.4%)
^	Anheuser-Busch InBev NV	797,093	50,869
	Delhaize Group SA	111,362	9,635
	Solvay SA Class A	65,472	9,440
	Groupe Bruxelles Lambert SA	89,113	8,831
	Ageas	2,468,741	7,484
*	KBC Groep NV	178,107	7,250
	Umicore SA	126,081	7,227
^	Belgacom SA	167,600	6,590
	UCB SA	112,373	5,429
	Bekaert SA	42,037	5,259
	Colruyt SA	83,715	4,829
*	Dexia SA	610,113	2,430
	Mobistar SA	30,500	2,263
*	Cie Nationale a Portefeuille	28,917	2,089
			129,625
Denmark (1.6%)
	Novo Nordisk A/S Class B	461,347	58,403
*	Danske Bank A/S	669,173	16,070
	AP Moller - Maersk A/S Class B	1,453	14,726
	Carlsberg A/S Class B	117,951	13,995
	Novozymes A/S	51,411	8,890
*	Vestas Wind Systems A/S	224,592	7,958
	DSV A/S	235,795	6,166
	AP Moller - Maersk A/S	606	5,960
	Coloplast A/S Class B	24,906	3,664
^	Pandora A/S	63,328	2,856
*	William Demant Holding A/S	24,998	2,331
	Tryg A/S	27,612	1,765
			142,784
Finland (1.6%)
	Nokia Oyj	4,141,112	38,150
	Fortum Oyj	490,884	16,900
	Sampo Oyj	464,003	15,621
	UPM-Kymmene Oyj	576,190	11,818
	Kone Oyj Class B	170,890	10,704
	Metso Oyj	140,150	8,607
	Stora Enso Oyj	648,951	7,824
	Wartsila Oyj	175,776	6,910
	Nokian Renkaat Oyj	118,602	6,147
	Kesko Oyj Class B	73,153	3,796
	Elisa Oyj	149,171	3,591
	Neste Oil Oyj	137,163	2,596
	Orion Oyj Class B	99,535	2,475
	Rautaruukki Oyj	91,551	2,375
	Outokumpu Oyj	138,496	2,307
	Pohjola Bank plc	151,345	2,246
^	Sanoma Oyj	87,692	1,823
			143,890
France (15.4%)
	Total SA	2,330,419	149,243
	Sanofi-Aventis SA	1,156,828	91,525

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	BNP Paribas	1,057,450	83,596
^	GDF Suez	1,364,697	55,802
	LVMH Moet Hennessy Louis Vuitton SA	270,274	48,524
	France Telecom SA	2,044,026	47,900
^	Schneider Electric SA	268,080	47,363
	Danone	642,574	47,047
	Societe Generale	700,134	46,788
	Air Liquide SA	312,323	46,147
	Vivendi SA	1,364,452	42,782
^	AXA SA	1,894,089	42,462
	ArcelorMittal	948,115	35,038
^	L'Oreal SA	264,204	33,492
	Vinci SA	487,649	32,551
	Carrefour SA	662,480	31,390
	Cie de St-Gobain	439,775	30,344
^	Unibail-Rodamco SE	101,087	23,650
	Pernod-Ricard SA	219,257	22,023
	Cie Generale des Etablissements Michelin Class B	194,856	19,531
	Cie Generale d'Optique Essilor International SA	223,267	18,695
	Credit Agricole SA	1,054,329	17,538
*	Alcatel-Lucent	2,569,393	16,650
	Lafarge SA	219,606	15,549
	Vallourec SA	121,883	15,206
	Alstom SA	227,508	15,126
	PPR	83,455	14,921
*	European Aeronautic Defence and Space Co. NV	452,097	13,988
*	Renault SA	212,079	12,914
	Veolia Environnement SA	383,253	12,801
^	Bouygues SA	254,906	12,685
	Technip SA	108,999	12,298
	EDF SA	285,947	12,028
	Christian Dior SA	69,840	11,204
	Cap Gemini SA	163,740	9,918
	SES SA	330,946	8,691
	STMicroelectronics NV	696,040	8,237
	Sodexo	104,255	8,122
	Legrand SA	173,953	7,942
	Publicis Groupe SA	137,632	7,797
*	Peugeot SA	165,879	7,528
	Accor SA	164,176	7,296
^	Safran SA	186,064	7,218
	Suez Environnement Co.	299,368	6,898
	Groupe Eurotunnel SA	586,967	6,382
	Casino Guichard Perrachon SA	60,341	6,349
	SCOR SE	187,966	5,738
	Lagardere SCA	129,929	5,705
*	Cie Generale de Geophysique - Veritas	160,713	5,662
*	Natixis	972,312	5,589
	Edenred	171,414	5,315
	Dassault Systemes SA	64,785	5,269
	Eutelsat Communications SA	109,990	4,746
	Bureau Veritas SA	54,912	4,736
	Thales SA	99,608	4,400
	Klepierre	104,853	4,309
	CNP Assurances	158,995	3,649
	Neopost SA	35,205	3,360
	ICADE	25,915	3,322
	Fonciere Des Regions	28,637	3,250
	Aeroports de Paris	32,874	3,151
	Imerys SA	40,361	3,126
*	Atos Origin SA	50,620	3,119
	Gecina SA	20,934	3,017
^	Eiffage SA	43,376	2,998
	Societe BIC SA	28,599	2,780

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Eurazeo	31,054	2,584
*	Air France-KLM	144,657	2,553
*	JCDecaux SA	72,078	2,517
	Societe Television Francaise 1	131,677	2,472
	Iliad SA	17,810	2,290
	Eramet	5,791	2,279
	Metropole Television SA	70,996	1,884
^	PagesJaunes Groupe	143,105	1,492
	BioMerieux	12,999	1,413
			1,373,904
Germany (13.4%)
	Siemens AG	907,949	132,069
*	BASF SE	1,012,025	103,919
	Bayer AG	912,463	80,109
	Allianz SE	500,622	78,653
	Daimler AG	899,007	69,481
	E.ON AG	1,987,143	67,919
	Deutsche Bank AG	1,026,136	66,832
	SAP AG	947,291	61,025
	Deutsche Telekom AG	3,126,215	51,665
*	Volkswagen AG Prior Pfd.	187,808	36,964
	Bayerische Motoren Werke AG	364,932	34,358
	Muenchener Rueckversicherungs AG	207,794	34,277
	Linde AG	186,445	33,554
	RWE AG	462,425	30,168
*	Deutsche Post AG	930,598	18,392
	Deutsche Boerse AG	215,825	17,918
	Adidas AG	231,158	17,227
	ThyssenKrupp AG	368,085	16,923
	Fresenius Medical Care AG & Co. KGaA	214,775	16,891
*	MAN SE	116,196	16,188
	Infineon Technologies AG	1,202,049	13,628
	Henkel AG & Co. KGaA Prior Pfd.	195,509	13,329
	K&S AG	159,217	12,859
	Fresenius SE & Co. KGaA	119,897	12,592
	Porsche Automobil Holding SE Prior Pfd.	168,459	12,177
	HeidelbergCement AG	155,074	11,858
	Metro AG	143,715	10,547
	Lanxess AG	90,744	8,303
	Henkel AG & Co. KGaA	142,429	8,089
	Merck KGaA	71,934	7,618
	Daimler AG	95,233	7,322
^	Beiersdorf AG	111,916	7,289
	GEA Group AG	185,317	6,768
^,*	Commerzbank AG	922,935	5,873
*	Volkswagen AG	32,949	5,868
^,*	Deutsche Lufthansa AG	248,629	5,641
*	Continental AG	55,007	5,515
*	QIAGEN NV	255,841	5,470
	Hochtief AG	47,794	4,528
	Brenntag AG	36,198	4,447
	Wacker Chemie AG	17,275	4,277
	Hannover Rueckversicherung AG	65,975	3,986
	Salzgitter AG	47,031	3,688
*	Kabel Deutschland Holding AG	57,833	3,613
	Bayerische Motoren Werke AG Prior Pfd.	56,057	3,495
	Fraport AG Frankfurt Airport Services Worldwide	39,682	3,169
*	Commerzbank AG	456,689	2,848
^	RWE AG Prior Pfd.	44,271	2,693
	Axel Springer AG	15,894	2,605
	United Internet AG	130,714	2,557
	ProSiebenSat.1 Media AG Prior Pfd.	82,015	2,350
	Suedzucker AG	72,485	2,235
	Celesio AG	86,303	2,096

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	TUI AG	161,161	2,057
	Puma AG Rudolf Dassler Sport	5,700	1,900
			1,197,822
Greece (0.4%)
	National Bank of Greece SA	895,091	6,921
	Coca Cola Hellenic Bottling Co. SA	201,089	5,561
	OPAP SA	243,701	5,160
	Bank of Cyprus plc	911,113	3,322
*	Alpha Bank AE	543,584	3,169
	Public Power Corp. SA	126,100	2,087
*	EFG Eurobank Ergasias SA	344,016	1,936
	Hellenic Telecommunications Organization SA ADR	328,477	1,922
	Hellenic Telecommunications Organization SA	127,206	1,509
	National Bank of Greece SA ADR	823,772	1,310
			32,897
Ireland (0.4%)
	CRH plc	780,279	19,369
	Kerry Group plc Class A	156,489	6,482
*	Elan Corp. plc	561,132	4,511
	Ryanair Holdings plc ADR	68,443	2,086
*	Governor & Co. of the Bank of Ireland	3,762,356	1,532
	WPP plc ADR	22,861	1,492
	Ryanair Holdings plc	51,347	264
^,*	Anglo Irish Bank Corp. Ltd.	2,503,596	—
			35,736
Italy (4.4%)
	ENI SPA	2,874,153	76,952
	Enel SPA	7,252,949	51,723
	UniCredit SPA	14,896,878	38,364
	Assicurazioni Generali SPA	1,283,704	30,763
	Intesa Sanpaolo SPA (Registered)	8,481,241	28,170
	Saipem SPA	291,140	16,537
	Telecom Italia SPA (Registered)	10,317,324	15,513
	Tenaris SA	522,266	13,189
*	Fiat Industrial SPA	842,850	12,521
	Snam Rete Gas SPA	1,582,015	9,840
	Fiat SPA	842,850	9,000
	Telecom Italia SPA (Bearer)	6,665,308	8,595
	Atlantia SPA	328,064	8,074
*	Parmalat SPA	1,931,935	7,315
	Terna Rete Elettrica Nazionale SPA	1,438,057	7,200
	Mediobanca SPA	527,199	6,004
	Finmeccanica SPA	437,519	5,912
^	Unione di Banche Italiane SCPA	659,127	5,908
	Enel Green Power SPA	1,892,354	5,611
	Prysmian SPA	224,218	5,293
	Mediaset SPA	766,234	5,105
	Banco Popolare SC	1,694,404	5,026
	Luxottica Group SPA	131,001	4,331
^,*	Banca Monte dei Paschi di Siena SPA	2,488,483	3,372
	Intesa Sanpaolo SPA (Bearer)	1,043,014	2,991
	Pirelli & C SPA	275,050	2,864
	Exor SPA	69,318	2,501
	A2A SPA	1,230,028	2,222
*	Autogrill SPA	125,202	1,795
^	Banca Carige SPA	620,311	1,504
			394,195
Netherlands (3.9%)
	Unilever NV	1,799,275	59,233
*	ING Groep NV	4,225,778	55,671
	Koninklijke Philips Electronics NV	1,088,482	32,239
	Koninklijke KPN NV	1,730,650	27,460
	Akzo Nobel NV	254,557	19,738

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	ASML Holding NV	465,193	19,390
	Koninklijke Ahold NV	1,316,721	18,491
	Heineken NV	285,877	17,105
*	Aegon NV	1,883,469	14,971
	Koninklijke DSM NV	170,893	11,779
	TNT NV	411,018	10,115
	Reed Elsevier NV	751,626	9,807
	Wolters Kluwer NV	327,103	7,621
	Randstad Holding NV	124,268	6,991
	Fugro NV	75,244	6,897
	Heineken Holding NV	125,914	6,644
*	SBM Offshore NV	184,968	5,409
	Corio NV	65,612	4,646
	Koninklijke Boskalis Westminster NV	79,004	4,199
	Koninklijke Vopak NV	77,324	3,705
^	Delta Lloyd NV	81,566	2,146
	ASML Holding NV ADR	10,028	419
*	Aegon NV	843	7
			344,683
Norway (1.4%)
	Statoil ASA	1,235,350	36,188
^	DnB NOR ASA	1,079,791	17,558
	Telenor ASA	911,558	15,748
	Yara International ASA	210,396	12,318
	Seadrill Ltd.	305,370	10,834
^	Norsk Hydro ASA	993,877	8,815
^	Orkla ASA	845,116	8,553
	Subsea 7 SA	306,210	8,066
^,*	Aker Solutions ASA	175,830	4,238
^,*	Renewable Energy Corp. ASA	542,371	1,915
			124,233
Portugal (0.4%)
	EDP - Energias de Portugal SA	2,083,227	8,511
	Portugal Telecom SGPS SA	633,983	7,759
	Galp Energia SGPS SA Class B	257,752	5,765
	Jeronimo Martins SGPS SA	236,252	3,875
^,*	Banco Comercial Portugues SA	3,324,271	2,652
^	Banco Espirito Santo SA	601,214	2,532
*	EDP Renovaveis SA	237,114	1,826
	Cimpor Cimentos de Portugal SGPS SA	227,369	1,571
*	Brisa Auto-Estradas de Portugal SA	213,424	1,428
			35,919
Spain (5.4%)
	Telefonica SA	4,455,503	119,698
	Banco Santander SA	9,186,870	117,321
	Banco Bilbao Vizcaya Argentaria SA	4,696,231	60,157
	Iberdrola SA	4,167,373	38,646
	Repsol YPF SA	806,399	28,788
	Inditex SA	241,710	21,676
	ACS Actividades de Construccion y Servicios SA	154,795	7,788
	Abertis Infraestructuras SA	323,577	7,665
	Red Electrica Corp. SA	118,046	7,521
	Gas Natural SDG SA	352,719	7,253
	Criteria Caixacorp SA	926,215	6,832
	Ferrovial SA	477,619	6,585
	Banco Popular Espanol SA	985,552	5,904
	Banco de Sabadell SA	1,241,337	5,498
	Enagas SA	200,239	4,951
*	Amadeus IT Holding SA	217,796	4,565
	Iberdrola Renovables SA	957,297	4,381
	Mapfre SA	806,491	3,366
	Acciona SA	28,488	3,314
	Grifols SA	149,758	2,964

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Zardoya Otis SA	149,692	2,548
	Bankinter SA	326,762	2,437
	Acerinox SA	114,668	2,304
	Indra Sistemas SA	101,100	2,293
*	International Consolidated Airlines Group SA	569,536	2,271
	Telefonica SA ADR	76,227	2,055
^	Fomento de Construcciones y Contratas SA	59,324	2,016
*	Gestevision Telecinco SA	179,244	2,015
*	International Consolidated Airlines Group SA	477,511	1,900
^,*	Banco de Valencia SA	243,909	986
^,*	Banco de Valencia SA Rights Exp. 05/09/2011	243,911	19
			485,717
Sweden (4.9%)
	Telefonaktiebolaget LM Ericsson Class B	3,322,845	50,419
^	Hennes & Mauritz AB Class B	1,124,952	39,758
	Nordea Bank AB	2,891,161	32,964
	Volvo AB Class B	1,521,389	29,899
^	Sandvik AB	1,112,989	23,595
^	Atlas Copco AB Class A	738,588	21,692
	TeliaSonera AB	2,460,210	20,078
	Svenska Handelsbanken AB Class A	540,452	18,742
	Swedbank AB Class A	790,196	14,987
	Skandinaviska Enskilda Banken AB Class A	1,557,918	14,976
^	SKF AB	430,835	13,603
	Investor AB Class B	503,708	12,546
	Atlas Copco AB Class B	432,133	11,454
^,*	Assa Abloy AB Class B	341,732	10,266
	Svenska Cellulosa AB Class B	628,671	9,638
	Skanska AB Class B	441,714	9,496
	Scania AB Class B	354,882	9,220
^	Swedish Match AB	257,498	9,139
	Millicom International Cellular SA	84,129	9,126
	Tele2 AB	347,083	8,716
^	Alfa Laval AB	375,234	8,400
^	Hexagon AB Class B	276,771	7,191
	Electrolux AB Class B	266,585	6,784
^	Boliden AB	298,826	6,740
^	Kinnevik Investment AB Class B	238,672	6,163
^	Getinge AB	223,054	5,934
	Ratos AB	113,475	4,690
^	Securitas AB Class B	342,671	4,295
^	Modern Times Group AB Class B	55,626	4,267
	Husqvarna AB	462,625	3,640
	SSAB AB Class A	201,258	3,597
	Industrivarden AB	126,080	2,516
	Holmen AB	57,317	2,115
			436,646
Switzerland (12.0%)
	Nestle SA	3,821,146	237,172
	Novartis AG	2,327,473	138,020
	Roche Holding AG	775,049	125,806
*	UBS AG	3,989,354	79,837
	ABB Ltd.	2,412,494	66,622
	Credit Suisse Group AG	1,240,409	56,459
	Zurich Financial Services AG	160,812	45,217
	Cie Financiere Richemont SA	576,506	37,288
	Syngenta AG	104,171	36,841
*	Transocean Ltd.	351,433	25,985
	Holcim Ltd.	269,651	23,495
	Swiss Reinsurance Co. Ltd.	388,554	23,184
	Swatch Group AG (Bearer)	34,138	16,811
	SGS SA	6,011	11,944
	Swisscom AG	25,703	11,797
2	Synthes Inc.	65,858	11,350

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Julius Baer Group Ltd.	227,475	10,645
	Givaudan SA	9,188	10,223
	Geberit AG	43,290	10,129
	Adecco SA	136,436	9,750
	Kuehne & Nagel International AG	59,869	9,574
	Schindler Holding AG (Bearer)	53,915	6,978
*	Actelion Ltd.	113,930	6,713
	Swiss Life Holding AG	34,188	6,242
*	Baloise Holding AG	55,994	6,197
	Sika AG	2,242	5,727
	Sonova Holding AG	50,238	5,076
	GAM Holding AG	232,394	4,581
*	Lindt & Spruengli AG	122	4,543
	Lonza Group AG	52,307	4,498
	Swatch Group AG (Registered)	47,047	4,179
	Aryzta AG	65,730	3,666
*	Lindt & Spruengli AG	948	3,143
	Pargesa Holding SA	28,944	2,977
	Schindler Holding AG (Registered)	22,992	2,961
^,*	Logitech International SA	197,885	2,744
	Straumann Holding AG	8,540	2,234
	Aryzta AG	26,121	1,436
*	UBS AG	29,191	584
			1,072,628
United Kingdom (32.1%)
	HSBC Holdings plc	19,500,933	212,717
	Vodafone Group plc	54,559,727	157,723
	BP plc	19,723,683	151,623
	GlaxoSmithKline plc	5,730,566	125,186
	Rio Tinto plc	1,598,947	116,669
	Royal Dutch Shell plc Class B	2,971,799	115,618
	BHP Billiton plc	2,429,519	102,721
	British American Tobacco plc	2,202,883	96,261
	BG Group plc	3,735,667	96,201
	Royal Dutch Shell plc Class A	2,470,510	95,434
	AstraZeneca plc	1,557,938	77,303
	Anglo American plc	1,456,166	76,332
	Standard Chartered plc	2,587,721	71,919
	Barclays plc	12,753,526	60,631
	Tesco plc	8,854,132	59,694
	Xstrata plc	2,288,819	58,707
	Diageo plc	2,759,096	56,130
	Royal Dutch Shell plc Class A	1,438,643	56,038
	Unilever plc	1,414,927	45,967
*	Lloyds Banking Group plc	45,038,128	44,717
	Imperial Tobacco Group plc	1,124,618	39,669
	National Grid plc	3,856,283	39,566
	SABMiller plc	1,049,167	39,195
	Reckitt Benckiser Group plc	680,533	37,870
	Prudential plc	2,804,423	36,282
	Centrica plc	5,675,531	30,480
	BT Group plc	8,559,607	28,102
	Tullow Oil plc	983,817	23,605
	Scottish & Southern Energy plc	1,022,731	23,203
	Aviva plc	3,094,903	23,163
	Rolls-Royce Group plc	2,062,939	22,187
	BAE Systems plc	3,742,402	20,543
	Compass Group plc	2,076,595	20,321
	Shire plc	621,248	19,279
	British Sky Broadcasting Group plc	1,253,563	17,653
	Pearson plc	896,215	17,177
	WPP plc	1,281,461	16,785
	ARM Holdings plc	1,460,029	15,133
	Experian plc	1,109,653	14,974

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Old Mutual plc	6,018,716	14,031
	Legal & General Group plc	6,474,058	13,316
*	Royal Bank of Scotland Group plc	19,078,241	13,297
	Kingfisher plc	2,619,457	12,035
	Reed Elsevier plc	1,338,555	11,859
*	Cairn Energy plc	1,536,046	11,621
	WM Morrison Supermarkets plc	2,345,166	11,570
	Wolseley plc	311,882	11,329
	Marks & Spencer Group plc	1,737,444	11,289
	Land Securities Group plc	841,895	11,067
	Smith & Nephew plc	980,732	10,771
	Burberry Group plc	483,162	10,484
	Antofagasta plc	436,736	10,044
	British Land Co. plc	975,880	9,826
	Smiths Group plc	433,773	9,672
	Standard Life plc	2,509,959	9,512
	International Power plc	1,697,110	9,393
	RSA Insurance Group plc	3,831,351	8,829
*	Randgold Resources Ltd.	101,006	8,783
	Vodafone Group plc ADR	299,744	8,729
	Capita Group plc	681,998	8,395
	Aggreko plc	280,195	8,383
	Man Group plc	1,976,206	8,270
	Carnival plc	201,098	8,097
	Resolution Ltd.	1,597,839	8,092
	United Utilities Group plc	751,599	7,942
	Johnson Matthey plc	235,034	7,873
	J Sainsbury plc	1,339,174	7,801
	BP plc ADR	167,389	7,723
	Next plc	204,756	7,672
	Weir Group plc	230,937	7,438
	AMEC plc	369,358	7,415
	Petrofac Ltd.	288,989	7,306
	G4S plc	1,566,436	7,234
	Intercontinental Hotels Group plc	321,423	7,056
	Sage Group plc	1,458,407	6,960
	Severn Trent plc	264,033	6,638
	Associated British Foods plc	389,166	6,554
*	Autonomy Corp. plc	239,862	6,474
	Admiral Group plc	225,182	6,371
	Rexam plc	973,248	6,361
	Intertek Group plc	175,088	6,220
	Hammerson plc	772,465	6,073
	Whitbread plc	197,461	5,551
	ICAP plc	622,113	5,398
	Kazakhmys plc	231,730	5,383
	Fresnillo plc	194,197	5,352
	Vedanta Resources plc	133,704	5,221
	Serco Group plc	545,518	5,160
	Invensys plc	906,064	5,159
*	ITV plc	4,048,085	5,155
	3i Group plc	1,086,124	5,094
	Lonmin plc	179,721	4,923
	Cobham plc	1,288,496	4,922
	Inmarsat plc	476,039	4,848
	Segro plc	824,343	4,487
	Bunzl plc	356,088	4,434
	Eurasian Natural Resources Corp. plc	288,353	4,419
	Investec plc	533,500	4,296
	Babcock International Group plc	395,295	4,235
	Balfour Beatty plc	765,670	4,201
	Capital Shopping Centres Group plc	614,824	4,178
	Schroders plc	122,372	3,888
	Home Retail Group plc	892,944	3,296

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2011

				Market
				Value
			Shares	($000)
Firstgroup plc			535,674	2,911
Thomas Cook Group plc			957,677	2,748
* Essar Energy plc			349,455	2,697
Cable & Wireless Worldwide plc			3,027,349	2,436
TUI Travel plc			598,685	2,401
London Stock Exchange Group plc			160,957	2,349

				2,863,725

Total Common Stocks (Cost $10,260,375)				8,858,190

	Coupon
Temporary Cash Investments (5.9%)[1]
Money Market Fund (5.8%)
3,4 Vanguard Market Liquidity Fund	0.179%		514,948,598	514,949

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6 Federal Home Loan Bank Discount Notes	0.210%	6/3/11	5,000	4,999
United States Treasury Bill	0.200%	6/30/11	2,000	2,000

				6,999

Total Temporary Cash Investments (Cost $521,947)				521,948

Total Investments (105.1%) (Cost $10,782,322)				9,380,138
Other Assets and Liabilities—Net (-5.1%)[4]				(454,663)

Net Assets (100%)				8,925,475

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $432,508,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 5.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $459,199,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the government.
6 Securities with a value of $3,500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)

Common Stocks (99.0%)[1]
Australia (26.6%)
	BHP Billiton Ltd.	3,568,781	180,687
	Commonwealth Bank of Australia	1,721,166	101,606
	Westpac Banking Corp.	3,322,292	90,700
	Australia & New Zealand Banking Group Ltd.	2,846,262	75,817
	National Australia Bank Ltd.	2,375,413	70,723
	Rio Tinto Ltd.	484,229	43,835
	Wesfarmers Ltd.	1,116,990	40,920
	Woolworths Ltd.	1,347,339	39,209
	Newcrest Mining Ltd.	798,939	36,388
	Woodside Petroleum Ltd.	692,925	35,632
	Westfield Group	2,433,891	24,119
	QBE Insurance Group Ltd.	1,168,594	24,008
	CSL Ltd.	609,151	22,987
	Origin Energy Ltd.	1,179,585	21,161
	AMP Ltd.	3,158,403	18,999
	Telstra Corp. Ltd.	4,841,726	15,465
	Santos Ltd.	928,483	15,430
	Macquarie Group Ltd.	383,631	14,832
	Foster's Group Ltd.	2,144,824	13,238
	Suncorp Group Ltd.	1,421,756	13,010
	Brambles Ltd.	1,594,022	11,806
	Orica Ltd.	401,220	11,721
	Stockland	2,650,082	11,002
	Amcor Ltd.	1,360,912	10,461
	Fortescue Metals Group Ltd.	1,383,346	9,376
	Westfield Retail Trust	3,211,274	9,328
	Insurance Australia Group Ltd.	2,302,417	9,027
	Transurban Group	1,442,420	8,394
	Coca-Cola Amatil Ltd.	630,123	8,260
	AGL Energy Ltd.	509,914	8,138
	Incitec Pivot Ltd.	1,810,257	7,492
*	QR National Ltd.	1,900,472	7,161
	WorleyParsons Ltd.	213,293	7,123
	ASX Ltd.	193,662	6,830
	GPT Group	1,962,830	6,819
	Alumina Ltd.	2,698,403	6,758
	TABCORP Holdings Ltd.	761,103	6,380
	Wesfarmers Ltd. Price Protected Shares	168,180	6,218
	Asciano Ltd.	3,248,012	5,897
	Lend Lease Group	597,491	5,714
	OZ Minerals Ltd.	3,576,932	5,677
	Sonic Healthcare Ltd.	409,809	5,637
	Cochlear Ltd.	63,035	5,573
	Goodman Group	7,104,498	5,542
	Mirvac Group	3,791,784	5,291
	Computershare Ltd.	492,093	5,237
	Dexus Property Group	5,377,376	5,200
	Crown Ltd.	498,873	4,627
	Toll Holdings Ltd.	745,913	4,618
	CFS Retail Property Trust	2,336,210	4,587
^	Leighton Holdings Ltd.	168,328	4,485
	Boral Ltd.	806,232	4,355
	Bendigo and Adelaide Bank Ltd.	411,075	4,219
	BlueScope Steel Ltd.	2,047,119	3,899
	Metcash Ltd.	854,049	3,805
	Tatts Group Ltd.	1,434,114	3,653
	OneSteel Ltd.	1,470,670	3,448
^	Fairfax Media Ltd.	2,349,900	3,409
*	James Hardie Industries SE	486,169	3,161
	Ramsay Health Care Ltd.	146,408	2,905
*	Qantas Airways Ltd.	1,236,690	2,866

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*,^	Paladin Energy Ltd.	761,917	2,754
	MacArthur Coal Ltd.	196,963	2,514
	Sims Metal Management Ltd. ADR	127,682	2,437
	Caltex Australia Ltd.	151,770	2,365
	Newcrest Mining Ltd. ADR	51,388	2,354
	CSR Ltd.	556,766	1,835
	Goodman Fielder Ltd.	1,551,952	1,832
	Harvey Norman Holdings Ltd.	590,959	1,741
	Billabong International Ltd.	227,988	1,695
	SP AusNet	1,537,843	1,478
	MAp Group	420,342	1,362
	Sims Metal Management Ltd.	54,421	1,044
			1,178,276
Hong Kong (8.2%)
*	AIA Group Ltd.	8,699,304	29,338
	Hutchison Whampoa Ltd.	2,368,599	27,089
	Hong Kong Exchanges and Clearing Ltd.	1,137,646	26,016
	Sun Hung Kai Properties Ltd.	1,571,121	24,608
	Cheung Kong Holdings Ltd.	1,546,008	24,400
	CLP Holdings Ltd.	2,138,547	17,590
	Li & Fung Ltd.	3,128,681	16,012
	Hang Seng Bank Ltd.	849,669	13,280
	Swire Pacific Ltd. Class A	856,227	13,105
	BOC Hong Kong Holdings Ltd.	4,120,992	12,954
	Wharf Holdings Ltd.	1,678,871	12,320
	Hang Lung Properties Ltd.	2,728,242	12,166
	Hong Kong & China Gas Co. Ltd.	4,792,173	11,902
	Power Assets Holdings Ltd.	1,546,165	10,827
	Henderson Land Development Co. Ltd.	1,208,034	8,292
	Link REIT	2,464,476	7,767
*	Sands China Ltd.	2,681,600	7,535
	Bank of East Asia Ltd.	1,697,622	7,029
	Wynn Macau Ltd.	1,732,000	6,181
	Hang Lung Group Ltd.	898,181	6,052
	MTR Corp.	1,605,603	5,862
	Esprit Holdings Ltd.	1,287,900	5,375
	Sino Land Co. Ltd.	2,878,114	5,076
	New World Development Ltd.	2,830,545	4,982
	Shangri-La Asia Ltd.	1,562,092	4,361
	Kerry Properties Ltd.	800,040	4,278
	Wheelock & Co. Ltd.	1,024,647	4,231
	SJM Holdings Ltd.	1,807,000	3,904
	Cathay Pacific Airways Ltd.	1,314,220	3,284
	Hysan Development Co. Ltd.	702,187	3,283
	ASM Pacific Technology Ltd.	219,041	2,951
	Yue Yuen Industrial Holdings Ltd.	815,717	2,818
	Cheung Kong Infrastructure Holdings Ltd.	505,854	2,468
	Wing Hang Bank Ltd.	197,893	2,206
	NWS Holdings Ltd.	1,431,022	2,110
	Hopewell Holdings Ltd.	621,323	1,879
	Lifestyle International Holdings Ltd.	653,044	1,871
	Orient Overseas International Ltd.	243,565	1,869
	PCCW Ltd.	4,399,653	1,747
*,^	Foxconn International Holdings Ltd.	2,367,816	1,400
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	399,606	11
			360,429
Japan (58.7%)
	Toyota Motor Corp.	3,065,183	122,274
	Honda Motor Co. Ltd.	1,811,654	69,647
	Mitsubishi UFJ Financial Group Inc.	14,152,320	67,925
	Canon Inc.	1,259,759	59,325
	Sumitomo Mitsui Financial Group Inc.	1,492,761	46,368
	Mitsubishi Corp.	1,508,472	40,921
	Takeda Pharmaceutical Co. Ltd.	833,617	40,399

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Softbank Corp.	901,031	38,021
Komatsu Ltd.	1,054,378	37,177
Mizuho Financial Group Inc.	22,745,713	36,037
FANUC Corp.	212,939	35,646
Mitsui & Co. Ltd.	1,930,980	34,362
NTT DoCoMo Inc.	17,031	31,599
Sony Corp.	1,116,329	31,520
Panasonic Corp.	2,453,311	30,167
Hitachi Ltd.	5,019,404	27,244
Nissan Motor Co. Ltd.	2,762,932	26,584
Nintendo Co. Ltd.	110,461	26,137
Nippon Telegraph & Telephone Corp.	530,823	24,735
Mitsubishi Electric Corp.	2,147,896	23,913
Toshiba Corp.	4,469,214	23,798
Shin-Etsu Chemical Co. Ltd.	455,481	23,696
Mitsubishi Estate Co. Ltd.	1,313,005	22,977
Tokio Marine Holdings Inc.	803,988	22,491
KDDI Corp.	3,239	21,624
Seven & I Holdings Co. Ltd.	835,979	21,038
East Japan Railway Co.	377,337	20,973
Nomura Holdings Inc.	3,926,154	20,057
Kyocera Corp.	180,844	19,953
Japan Tobacco Inc.	5,014	19,486
Astellas Pharma Inc.	494,068	18,870
Inpex Corp.	2,437	18,735
Denso Corp.	540,840	18,100
Nippon Steel Corp.	5,672,270	17,743
Kansai Electric Power Co. Inc.	833,265	17,551
JX Holdings Inc.	2,491,139	17,544
ITOCHU Corp.	1,673,127	17,429
Sumitomo Corp.	1,248,207	17,219
Murata Manufacturing Co. Ltd.	225,067	16,255
Mitsui Fudosan Co. Ltd.	930,322	16,146
Mitsubishi Heavy Industries Ltd.	3,377,617	16,139
FUJIFILM Holdings Corp.	514,294	15,988
Bridgestone Corp.	722,432	15,956
Chubu Electric Power Co. Inc.	720,333	15,784
Kao Corp.	599,497	15,007
Daiichi Sankyo Co. Ltd.	747,604	14,690
Dai-ichi Life Insurance Co. Ltd.	8,868	14,648
Asahi Glass Co. Ltd.	1,120,824	14,230
JFE Holdings Inc.	511,716	14,007
MS&AD Insurance Group Holdings	597,462	13,991
Marubeni Corp.	1,840,703	13,447
Kirin Holdings Co. Ltd.	938,261	13,203
Tokyo Gas Co. Ltd.	2,834,233	12,645
Central Japan Railway Co.	1,669	12,619
Kubota Corp.	1,289,452	12,363
Keyence Corp.	46,379	12,256
Toray Industries Inc.	1,628,172	12,077
Sumitomo Mitsui Trust Holdings Inc.	3,466,455	11,934
Fujitsu Ltd.	2,071,530	11,869
Sumitomo Electric Industries Ltd.	838,291	11,672
Secom Co. Ltd.	234,292	11,622
ORIX Corp.	116,290	11,425
Tokyo Electron Ltd.	191,185	11,068
SMC Corp.	59,906	10,943
Nidec Corp.	121,431	10,614
Terumo Corp.	188,006	10,485
Hoya Corp.	483,665	10,417
Sumitomo Metal Mining Co. Ltd.	582,122	10,394
Sharp Corp.	1,110,523	10,218
Eisai Co. Ltd.	280,195	10,189
NKSJ Holdings Inc.	1,567,190	10,101

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Nitto Denko Corp.	184,101	9,860
	Asahi Kasei Corp.	1,403,989	9,705
	Resona Holdings Inc.	2,043,516	9,688
	Mitsubishi Chemical Holdings Corp.	1,422,554	9,633
	Fast Retailing Co. Ltd.	59,221	9,338
	Sumitomo Chemical Co. Ltd.	1,755,177	9,334
	Suzuki Motor Corp.	375,074	8,929
	Tokyo Electric Power Co. Inc.	1,600,764	8,585
	Daikin Industries Ltd.	261,040	8,315
	Ajinomoto Co. Inc.	739,475	8,224
	Ricoh Co. Ltd.	744,880	8,220
	Sumitomo Realty & Development Co. Ltd.	396,720	8,212
	Asahi Breweries Ltd.	429,811	8,074
	Aeon Co. Ltd.	667,895	8,047
	Daiwa Securities Group Inc.	1,852,398	7,995
	Osaka Gas Co. Ltd.	2,158,164	7,964
	Sumitomo Metal Industries Ltd.	3,748,423	7,930
	Kyushu Electric Power Co. Inc.	422,951	7,820
	Aisin Seiki Co. Ltd.	212,914	7,510
	Dai Nippon Printing Co. Ltd.	625,691	7,506
	Nikon Corp.	357,760	7,498
	T&D Holdings Inc.	302,520	7,470
	Rakuten Inc.	8,017	7,444
	Otsuka Holdings Co. Ltd.	277,600	7,433
	Mitsui OSK Lines Ltd.	1,277,308	7,124
	Yamato Holdings Co. Ltd.	443,114	7,075
	TDK Corp.	136,984	7,068
	Tohoku Electric Power Co. Inc.	475,405	6,982
	West Japan Railway Co.	1,895	6,911
	Kobe Steel Ltd.	2,771,025	6,876
	Olympus Corp.	242,087	6,852
	Bank of Yokohama Ltd.	1,363,400	6,754
	JS Group Corp.	279,839	6,745
	Rohm Co. Ltd.	109,580	6,600
	Kawasaki Heavy Industries Ltd.	1,588,339	6,564
	Daiwa House Industry Co. Ltd.	537,530	6,513
	Daito Trust Construction Co. Ltd.	80,469	6,438
	Yamada Denki Co. Ltd.	91,289	6,414
	Shiseido Co. Ltd.	378,792	6,301
	Nippon Yusen KK	1,695,747	6,269
	Omron Corp.	227,055	6,245
	Sekisui House Ltd.	641,495	6,218
	Nippon Building Fund Inc.	610	6,139
	NEC Corp.	2,894,035	6,104
	Shizuoka Bank Ltd.	668,162	6,088
	Toyota Industries Corp.	199,435	6,045
	Nippon Electric Glass Co. Ltd.	394,006	5,966
	Yahoo Japan Corp.	16,147	5,940
	Chugoku Electric Power Co. Inc.	330,394	5,868
	JGC Corp.	230,396	5,768
	Makita Corp.	124,861	5,741
	Isuzu Motors Ltd.	1,322,729	5,673
	Hankyu Hanshin Holdings Inc.	1,275,467	5,650
	Odakyu Electric Railway Co. Ltd.	696,915	5,632
*	Yamaha Motor Co. Ltd.	291,321	5,600
	Kuraray Co. Ltd.	382,865	5,577
	Japan Real Estate Investment Corp.	549	5,435
^	Kintetsu Corp.	1,813,138	5,429
	Unicharm Corp.	136,684	5,414
	Shionogi & Co. Ltd.	330,763	5,362
*	Mitsubishi Motors Corp.	4,306,141	5,283
	Tokyu Corp.	1,267,850	5,245
	Teijin Ltd.	1,047,481	5,020
	Chiba Bank Ltd.	843,620	4,995

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Dentsu Inc.	186,022	4,947
Shikoku Electric Power Co. Inc.	194,677	4,941
Toppan Printing Co. Ltd.	624,764	4,911
NGK Insulators Ltd.	280,978	4,875
Fuji Heavy Industries Ltd.	654,534	4,872
Ono Pharmaceutical Co. Ltd.	95,050	4,825
Ibiden Co. Ltd.	142,569	4,813
Oriental Land Co. Ltd.	56,002	4,755
Konica Minolta Holdings Inc.	535,468	4,715
NTT Data Corp.	1,405	4,656
NSK Ltd.	490,240	4,350
Mitsubishi Materials Corp.	1,245,805	4,325
Tobu Railway Co. Ltd.	1,099,988	4,295
OJI Paper Co. Ltd.	942,340	4,231
JSR Corp.	199,351	4,194
Mitsubishi Tanabe Pharma Corp.	249,608	4,141
Chugai Pharmaceutical Co. Ltd.	249,524	4,137
Sekisui Chemical Co. Ltd.	484,896	4,068
Sumitomo Heavy Industries Ltd.	608,274	4,011
Isetan Mitsukoshi Holdings Ltd.	413,891	3,996
Hokuriku Electric Power Co.	196,291	3,981
Brother Industries Ltd.	259,793	3,978
Shimano Inc.	73,820	3,962
Toyota Tsusho Corp.	237,051	3,953
TonenGeneral Sekiyu KK	314,300	3,899
Sega Sammy Holdings Inc.	221,598	3,882
Mazda Motor Corp.	1,676,482	3,850
Nippon Express Co. Ltd.	954,712	3,804
Hirose Electric Co. Ltd.	36,322	3,786
IHI Corp.	1,467,195	3,733
Hokkaido Electric Power Co. Inc.	203,531	3,690
Keikyu Corp.	525,193	3,666
Kurita Water Industries Ltd.	124,418	3,644
Nitori Holdings Co. Ltd.	41,952	3,628
Keio Corp.	645,085	3,623
Sony Financial Holdings Inc.	192,600	3,580
Fukuoka Financial Group Inc.	857,418	3,563
Advantest Corp.	178,127	3,540
Taisho Pharmaceutical Co. Ltd.	149,761	3,532
Mitsui Chemicals Inc.	960,812	3,520
THK Co. Ltd.	134,116	3,447
Dena Co. Ltd.	91,700	3,442
Ube Industries Ltd.	1,072,684	3,431
Mitsubishi Gas Chemical Co. Inc.	436,093	3,417
Electric Power Development Co. Ltd.	129,834	3,406
Daihatsu Motor Co. Ltd.	210,646	3,403
Bank of Kyoto Ltd.	366,188	3,393
Lawson Inc.	66,934	3,284
MEIJI Holdings Co. Ltd.	76,304	3,259
Amada Co. Ltd.	403,398	3,240
Santen Pharmaceutical Co. Ltd.	83,438	3,227
JTEKT Corp.	246,417	3,201
Benesse Holdings Inc.	76,829	3,196
Showa Denko KK	1,577,976	3,149
Sankyo Co. Ltd.	59,920	3,116
Trend Micro Inc.	108,456	3,096
Hisamitsu Pharmaceutical Co. Inc.	74,090	3,092
*,^ Elpida Memory Inc.	204,009	3,057
Obayashi Corp.	722,262	3,047
Yakult Honsha Co. Ltd.	108,263	3,007
Nippon Sheet Glass Co. Ltd.	1,004,146	2,957
Joyo Bank Ltd.	731,017	2,950
Yaskawa Electric Corp.	247,873	2,902
Japan Retail Fund Investment Corp. Class A	1,790	2,894

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Toyo Seikan Kaisha Ltd.	169,438	2,880
Jupiter Telecommunications Co. Ltd.	2,678	2,878
Hamamatsu Photonics KK	73,100	2,876
Idemitsu Kosan Co. Ltd.	24,021	2,841
Kyowa Hakko Kirin Co. Ltd.	283,854	2,832
Furukawa Electric Co. Ltd.	707,157	2,810
Hachijuni Bank Ltd.	468,180	2,795
Shimizu Corp.	658,867	2,784
Japan Steel Works Ltd.	344,632	2,783
Credit Saison Co. Ltd.	165,812	2,780
^ GS Yuasa Corp.	405,998	2,778
Nippon Meat Packers Inc.	200,426	2,776
Stanley Electric Co. Ltd.	163,055	2,740
Kajima Corp.	950,173	2,725
All Nippon Airways Co. Ltd.	921,688	2,709
Denki Kagaku Kogyo KK	524,643	2,695
Nabtesco Corp.	105,000	2,688
Taisei Corp.	1,146,639	2,686
Hokuhoku Financial Group Inc.	1,393,083	2,659
Sojitz Corp.	1,372,778	2,649
Hitachi Construction Machinery Co. Ltd.	108,338	2,641
Nisshin Seifun Group Inc.	209,834	2,627
Sysmex Corp.	74,300	2,602
Mitsubishi UFJ Lease & Finance Co. Ltd.	64,679	2,586
NTN Corp.	536,901	2,578
Kawasaki Kisen Kaisha Ltd.	765,270	2,566
Rinnai Corp.	38,436	2,551
Nissin Foods Holdings Co. Ltd.	71,880	2,548
FamilyMart Co. Ltd.	70,122	2,545
Seiko Epson Corp.	145,694	2,535
* Sumco Corp.	129,445	2,497
NGK Spark Plug Co. Ltd.	175,963	2,449
TOTO Ltd.	309,738	2,432
Gunma Bank Ltd.	446,254	2,416
Nomura Research Institute Ltd.	111,760	2,403
Hitachi Chemical Co. Ltd.	116,157	2,394
Shimadzu Corp.	274,941	2,389
Toyo Suisan Kaisha Ltd.	103,498	2,384
Hiroshima Bank Ltd.	545,205	2,383
Asics Corp.	164,772	2,383
Hitachi Metals Ltd.	180,331	2,375
Kaneka Corp.	323,582	2,362
SBI Holdings Inc.	21,899	2,361
Miraca Holdings Inc.	61,700	2,349
Ushio Inc.	114,575	2,333
Namco Bandai Holdings Inc.	209,864	2,318
Taiyo Nippon Sanso Corp.	285,193	2,304
Showa Shell Sekiyu KK	210,885	2,301
Kamigumi Co. Ltd.	268,548	2,300
Mitsui Mining & Smelting Co. Ltd.	639,223	2,288
J Front Retailing Co. Ltd.	525,113	2,282
Shimamura Co. Ltd.	24,177	2,277
Chugoku Bank Ltd.	191,088	2,227
Iyo Bank Ltd.	265,864	2,223
Nippon Paper Group Inc.	110,503	2,220
Yamaha Corp.	176,026	2,202
Tokyu Land Corp.	508,540	2,197
Nomura Real Estate Office Fund Inc. Class A	301	2,179
Cosmo Oil Co. Ltd.	659,406	2,177
Nishi-Nippon City Bank Ltd.	765,688	2,169
Tosoh Corp.	560,152	2,167
Aeon Mall Co. Ltd.	89,620	2,155
Kansai Paint Co. Ltd.	238,664	2,153
Japan Prime Realty Investment Corp.	755	2,147

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Sumitomo Rubber Industries Ltd.	188,145	2,132
Toho Gas Co. Ltd.	452,831	2,121
Casio Computer Co. Ltd.	265,322	2,110
* Gree Inc.	101,100	2,082
Minebea Co. Ltd.	384,016	2,078
Tsumura & Co.	66,813	2,078
Yamaguchi Financial Group Inc.	230,052	2,078
Takashimaya Co. Ltd.	302,981	2,072
Konami Corp.	103,675	2,066
Daicel Chemical Industries Ltd.	313,140	2,020
NOK Corp.	117,442	2,007
Mitsui Engineering & Shipbuilding Co. Ltd.	797,352	1,980
Fuji Electric Co. Ltd.	621,927	1,959
Yokogawa Electric Corp.	239,614	1,941
Air Water Inc.	160,107	1,936
McDonald's Holdings Co. Japan Ltd.	73,899	1,894
USS Co. Ltd.	24,411	1,876
Suruga Bank Ltd.	224,422	1,873
Oracle Corp. Japan	42,987	1,863
Suzuken Co. Ltd.	74,450	1,861
Shinsei Bank Ltd.	1,535,144	1,846
Daido Steel Co. Ltd.	322,706	1,845
Dowa Holdings Co. Ltd.	280,095	1,837
UNY Co. Ltd.	209,300	1,834
77 Bank Ltd.	390,424	1,804
Tokuyama Corp.	341,282	1,774
Toho Co. Ltd.	115,474	1,748
Keisei Electric Railway Co. Ltd.	299,950	1,740
Marui Group Co. Ltd.	250,787	1,733
Yamazaki Baking Co. Ltd.	132,113	1,704
Chiyoda Corp.	171,000	1,702
Dainippon Sumitomo Pharma Co. Ltd.	176,847	1,701
Kikkoman Corp.	170,537	1,693
Koito Manufacturing Co. Ltd.	106,000	1,667
Citizen Holdings Co. Ltd.	274,827	1,664
Nomura Real Estate Holdings Inc.	105,817	1,635
Mizuho Securities Co. Ltd.	635,149	1,616
Hitachi High-Technologies Corp.	76,533	1,611
Nisshin Steel Co. Ltd.	786,901	1,571
Nissan Chemical Industries Ltd.	150,240	1,559
Japan Petroleum Exploration Co.	31,741	1,556
Sapporo Hokuyo Holdings Inc.	346,105	1,535
Tokyo Tatemono Co. Ltd.	422,732	1,529
Alfresa Holdings Corp.	43,279	1,528
Toyoda Gosei Co. Ltd.	69,875	1,527
NHK Spring Co. Ltd.	160,269	1,524
Yamato Kogyo Co. Ltd.	45,952	1,517
Obic Co. Ltd.	7,746	1,436
Mizuho Trust & Banking Co. Ltd.	1,692,452	1,431
Hino Motors Ltd.	294,656	1,397
Mitsubishi Logistics Corp.	123,466	1,366
Hakuhodo DY Holdings Inc.	26,057	1,364
MediPal Holdings Corp.	163,008	1,356
Nisshinbo Holdings Inc.	136,166	1,348
Mabuchi Motor Co. Ltd.	27,033	1,341
Maruichi Steel Tube Ltd.	52,180	1,299
Seven Bank Ltd.	678	1,285
Coca-Cola West Co. Ltd.	61,771	1,279
Kinden Corp.	143,192	1,221
Tokyo Steel Manufacturing Co. Ltd.	112,001	1,214
Aozora Bank Ltd.	550,514	1,192
Square Enix Holdings Co. Ltd.	70,475	1,174
Itochu Techno-Solutions Corp.	32,827	1,164
Aeon Credit Service Co. Ltd.	84,803	1,150

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Sapporo Holdings Ltd.	284,117	1,142
	Toyota Boshoku Corp.	72,585	1,131
	ABC-Mart Inc.	29,236	1,095
	Ito En Ltd.	60,854	1,080
	Mitsumi Electric Co. Ltd.	84,066	1,078
	NTT Urban Development Corp.	1,280	1,062
	Otsuka Corp.	16,832	1,057
	Senshu Ikeda Holdings Inc.	705,600	1,054
	Shinko Electric Industries Co. Ltd.	75,066	771
	Canon Marketing Japan Inc.	62,890	696
	Fuji Media Holdings Inc.	517	691
	Matsui Securities Co. Ltd.	126,098	622
			2,597,691
New Zealand (0.3%)
	Fletcher Building Ltd.	751,483	5,602
	Telecom Corp. of New Zealand Ltd.	2,138,914	3,751
	Auckland International Airport Ltd.	1,029,931	1,853
	Sky City Entertainment Group Ltd.	632,928	1,826
	Contact Energy Ltd.	349,057	1,684
			14,716
Singapore (5.2%)
	DBS Group Holdings Ltd.	1,924,727	23,582
	Singapore Telecommunications Ltd.	8,845,220	22,579
	United Overseas Bank Ltd.	1,369,395	21,972
	Oversea-Chinese Banking Corp. Ltd.	2,784,983	21,749
	Keppel Corp. Ltd.	1,565,435	15,244
*	Genting Singapore plc	6,768,522	12,022
	Wilmar International Ltd.	2,131,176	9,185
	CapitaLand Ltd.	2,843,028	7,907
	Noble Group Ltd.	4,216,054	7,703
	Singapore Airlines Ltd.	600,290	6,915
	Singapore Exchange Ltd.	948,107	6,049
	City Developments Ltd.	609,551	5,904
	Fraser and Neave Ltd.	1,096,771	5,623
	Singapore Press Holdings Ltd.	1,707,084	5,555
*	Hutchison Port Holdings Trust	5,814,197	5,349
	SembCorp Industries Ltd.	1,098,370	4,853
	Singapore Technologies Engineering Ltd.	1,844,691	4,754
	SembCorp Marine Ltd.	919,414	4,266
	Golden Agri-Resources Ltd.	7,466,926	4,067
	CapitaMall Trust	2,483,977	3,842
	Jardine Cycle & Carriage Ltd.	119,229	3,598
	Olam International Ltd.	1,404,126	3,299
	Ascendas Real Estate Investment Trust	1,958,826	3,253
	Yangzijiang Shipbuilding Holdings Ltd.	2,138,000	3,167
*	Global Logistic Properties Ltd.	1,733,000	2,734
	Keppel Land Ltd.	797,000	2,720
	ComfortDelGro Corp. Ltd.	2,103,723	2,634
	CapitaMalls Asia Ltd.	1,494,000	2,164
	UOL Group Ltd.	518,345	2,052
^	Cosco Corp. Singapore Ltd.	1,120,007	2,039
	StarHub Ltd.	671,945	1,577
^	Neptune Orient Lines Ltd.	1,004,688	1,548
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	699,582	91

			229,996
Total Common Stocks (Cost $5,348,589)			4,381,108

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2011

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
2,3	Vanguard Market Liquidity Fund	0.179%		40,243,288	40,243

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.140%	6/22/11	1,700	1,700
4,5	Federal Home Loan Bank Discount Notes	0.150%	5/25/11	2,000	2,000
					3,700
Total Temporary Cash Investments (Cost $43,943)					43,943
Total Investments (100.0%) (Cost $5,392,532)					4,425,051
Other Assets and Liabilities—Net (0.0%)[3]					(1,667)
Net Assets (100%)					4,423,384

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,231,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $20,272,000 of collateral received for securities on loan.
4 Securities with a value of $3,700,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Brazil (15.5%)
Petroleo Brasileiro SA ADR Type A	19,241,180	642,078
Vale SA Class B Pfd. ADR	21,466,529	641,849
Itau Unibanco Holding SA ADR	25,321,875	601,395
Petroleo Brasileiro SA ADR	13,980,117	521,878
Vale SA Class B ADR	13,748,994	459,216
Petroleo Brasileiro SA Prior Pfd.	27,963,628	454,329
Banco Bradesco SA ADR	19,114,852	386,694
Petroleo Brasileiro SA	19,207,388	351,256
Vale SA Prior Pfd.	10,321,777	302,528
Itausa - Investimentos Itau SA Prior Pfd.	35,677,934	273,504
Itau Unibanco Holding SA Prior Pfd.	10,971,176	256,287
Cia de Bebidas das Americas ADR	7,710,000	251,192
Vale SA	7,033,938	230,754
BM&FBovespa SA	30,260,343	227,164
Banco Bradesco SA Prior Pfd.	11,272,472	223,415
* OGX Petroleo e Gas Participacoes SA	20,150,252	212,876
Banco do Brasil SA	8,998,662	165,307
Cia de Bebidas das Americas Prior Pfd.	4,220,970	134,474
Cia Siderurgica Nacional SA ADR	8,169,083	130,134
BRF - Brasil Foods SA	6,290,180	127,547
CCR SA	3,464,374	107,574
Banco Santander Brasil SA ADR	8,447,733	98,078
PDG Realty SA Empreendimentos e Participacoes	16,011,252	94,244
Bradespar SA Prior Pfd.	3,563,701	92,309
Cielo SA	9,659,345	90,318
Gerdau SA ADR	7,296,051	88,136
BRF - Brasil Foods SA ADR	4,152,422	85,997
Cia Energetica de Minas Gerais ADR	3,972,060	82,897
Ultrapar Participacoes SA Prior Pfd.	4,491,952	78,521
Redecard SA	5,167,964	75,095
Natura Cosmeticos SA	2,645,115	74,232
Gerdau SA Prior Pfd.	6,168,600	73,520
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	7,005,810	71,697
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,532,454	69,665
Lojas Renner SA	1,879,171	69,639
Souza Cruz SA	5,874,865	66,845
* HRT Participacoes em Petroleo SA	59,773	61,171
Metalurgica Gerdau SA Prior Pfd. Class A	4,144,648	59,672
Vivo Participacoes SA Prior Pfd.	1,440,152	58,432
Cia Siderurgica Nacional SA	3,640,220	56,829
Hypermarcas SA	4,226,648	56,662
All America Latina Logistica SA	6,863,527	56,542
Embraer SA ADR	1,654,420	53,736
Centrais Eletricas Brasileiras SA	3,642,761	53,164
Centrais Eletricas Brasileiras SA Prior Pfd.	2,761,719	50,575
BR Malls Participacoes SA	4,724,412	49,911
Diagnosticos da America SA	3,562,000	47,819
CETIP SA - Balcao Organizado de Ativos e Derivativos	2,824,600	46,430
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,367,159	46,275
Cia Energetica de Sao Paulo Prior Pfd.	2,375,671	45,786
Vivo Participacoes SA ADR	1,079,044	45,115
Cia Energetica de Minas Gerais Prior Pfd.	2,183,195	44,436
Cia Hering	2,047,433	44,314
Usinas Siderurgicas de Minas Gerais SA	2,664,666	43,276
Anhanguera Educacional Participacoes SA	1,886,428	42,125
Duratex SA	3,925,262	41,294
Lojas Americanas SA Prior Pfd.	4,552,438	40,512
Cia de Saneamento Basico do Estado de Sao Paulo ADR	659,121	38,572
Tele Norte Leste Participacoes SA ADR	2,218,193	37,820
MRV Engenharia e Participacoes SA	4,289,351	37,435
Tractebel Energia SA	2,052,687	36,338

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	CPFL Energia SA	1,209,649	35,062
	Cia Paranaense de Energia ADR	1,270,527	35,028
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,405,423	34,296
	Totvs SA	1,680,000	32,154
	Fibria Celulose SA	2,038,016	31,933
	Banco do Estado do Rio Grande do Sul Prior Pfd.	2,601,722	30,926
	Gafisa SA	5,006,120	30,421
	Tele Norte Leste Participacoes SA Prior Pfd.	1,729,323	28,899
	Porto Seguro SA	1,662,704	27,627
	Localiza Rent a Car SA	1,600,559	27,520
	Tim Participacoes SA ADR	572,622	27,016
	Cosan SA Industria e Comercio	1,756,950	26,870
	AES Tiete SA Prior Pfd.	1,615,020	26,640
	Suzano Papel e Celulose SA Prior Pfd.	2,704,409	26,611
	Klabin SA Prior Pfd.	6,865,661	26,578
*	Braskem SA Prior Pfd.	1,783,624	25,793
	JBS SA	7,482,450	25,303
	Rossi Residencial SA	2,675,519	24,881
	Brasil Telecom SA Prior Pfd.	2,485,268	22,970
	Odontoprev SA	1,422,941	22,739
	Multiplan Empreendimentos Imobiliarios SA	1,069,619	22,355
*	MMX Mineracao e Metalicos SA	3,388,500	21,539
	Marfrig Alimentos SA	2,091,395	21,430
	Amil Participacoes SA	1,756,700	21,328
	Banco Santander Brasil SA	1,818,690	21,040
	EcoRodovias Infraestrutura e Logistica SA	2,374,697	20,936
	Sul America SA	1,590,300	20,682
	EDP - Energias do Brasil SA	812,705	20,204
	TAM SA Prior Pfd.	981,708	19,975
	Telemar Norte Leste SA Prior Pfd.	553,250	19,215
	Brookfield Incorporacoes SA	3,268,100	18,405
	Tele Norte Leste Participacoes SA	846,881	18,131
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	1,292,900	17,965
	Embraer SA	2,239,149	17,720
	Vale Fertilizantes SA Prior Pfd.	1,592,467	16,540
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	503,400	16,246
	Brasil Telecom SA ADR	569,002	16,046
	Tim Participacoes SA Prior Pfd.	3,532,082	16,030
	Cia de Saneamento Basico do Estado de Sao Paulo	513,582	14,958
*	Centrais Eletricas Brasileiras SA ADR	786,830	14,745
	B2W Cia Global Do Varejo	952,499	13,302
*	Braskem SA ADR	350,421	10,453
	Cia Paranaense de Energia Prior Pfd.	360,739	9,784
	CPFL Energia SA ADR	106,923	9,456
	Centrais Eletricas Brasileiras SA ADR	623,224	9,236
	Gafisa SA ADR	582,181	7,196
	Fibria Celulose SA ADR	429,806	6,941
*	Gol Linhas Aereas Inteligentes SA ADR	418,753	5,967
	TAM SA ADR	234,192	4,890
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	62,445	2,771
*	HRT Participacoes em Petroleo SA Rights Exp. 05/20/2011	17,226	110
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd. Rights Exp. 05/26/11	5,001	2
*	Tim Participacoes SA Rights Exp. 05/12/2011	2,953	—
			10,131,750
Chile (1.6%)
	Empresas COPEC SA	7,194,804	139,549
	Cencosud SA	14,544,213	114,863
	Empresas CMPC SA	1,770,748	98,269
	Empresa Nacional de Electricidad SA ADR	1,211,107	68,282
	Sociedad Quimica y Minera de Chile SA ADR	1,108,442	67,648
	CAP SA	1,192,928	64,117
	Banco Santander Chile ADR	680,196	62,299
	Lan Airlines SA	2,192,180	61,716
	Enersis SA ADR	2,648,895	56,580

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	SACI Falabella	4,707,608	51,372
	ENTEL Chile SA	1,760,702	35,577
	Colbun SA	117,074,036	35,274
	Enersis SA	77,487,386	33,141
	Empresa Nacional de Electricidad SA	17,220,915	32,610
	Banco de Credito e Inversiones	446,739	30,272
	AES Gener SA	38,999,849	23,879
	Cia Cervecerias Unidas SA	1,876,580	22,651
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	344,350	20,790
	Vina Concha y Toro SA	7,914,325	19,842
	Corpbanca	932,337,623	14,808
	Banco Santander Chile	54,277,121	4,795
			1,058,334
China (17.2%)
	China Mobile Ltd.	94,535,667	869,585
	Industrial & Commercial Bank of China	955,560,003	810,519
	China Construction Bank Corp.	756,250,857	716,111
	CNOOC Ltd.	280,612,152	697,483
	Bank of China Ltd.	986,400,277	545,956
	PetroChina Co. Ltd.	331,841,679	481,701
	Tencent Holdings Ltd.	15,803,572	451,257
	China Life Insurance Co. Ltd.	116,742,470	417,287
	Ping An Insurance Group Co.	26,949,988	293,835
	China Petroleum & Chemical Corp.	249,905,540	251,897
	China Shenhua Energy Co. Ltd.	53,288,325	248,893
	China Unicom Hong Kong Ltd.	92,917,048	190,042
	China Merchants Bank Co. Ltd.	61,232,502	158,180
	Agricultural Bank of China Ltd.	263,099,005	155,795
	Belle International Holdings Ltd.	66,516,500	130,190
	China Telecom Corp. Ltd.	218,343,683	127,042
	China Overseas Land & Investment Ltd.	64,345,076	124,156
	Yanzhou Coal Mining Co. Ltd.	30,896,720	121,533
	Bank of Communications Co. Ltd.	104,073,950	110,493
	China National Building Material Co. Ltd.	45,216,360	95,687
	China Pacific Insurance Group Co. Ltd.	21,574,994	93,391
	Anhui Conch Cement Co. Ltd.	19,300,152	91,507
	Hengan International Group Co. Ltd.	11,530,000	90,118
	Want Want China Holdings Ltd.	93,509,285	84,054
	China Merchants Holdings International Co. Ltd.	17,589,510	81,105
	China Yurun Food Group Ltd.	21,287,149	78,213
	China Coal Energy Co. Ltd.	55,639,000	77,924
	China Resources Enterprise Ltd.	18,993,460	76,699
*	GCL-Poly Energy Holdings Ltd.	106,657,000	76,416
^	Jiangxi Copper Co. Ltd.	22,082,598	75,235
	Tingyi Cayman Islands Holding Corp.	26,642,634	70,713
	China Citic Bank Corp. Ltd.	97,130,933	69,705
	Kunlun Energy Co. Ltd.	38,710,330	68,700
	Dongfeng Motor Group Co. Ltd.	42,728,044	66,870
	Inner Mongolia Yitai Coal Co. Class B	9,380,823	65,576
	China Communications Construction Co. Ltd.	66,149,704	61,268
^	Aluminum Corp. of China Ltd.	62,011,720	58,362
^	China Minsheng Banking Corp. Ltd.	60,734,600	58,334
	Evergrande Real Estate Group Ltd.	81,236,885	58,090
*	GOME Electrical Appliances Holding Ltd.	154,941,805	55,720
	Lenovo Group Ltd.	93,783,309	54,730
	China Mengniu Dairy Co. Ltd.	17,714,356	54,482
	COSCO Pacific Ltd.	26,016,988	54,006
	Kingboard Chemical Holdings Ltd.	9,528,626	52,290
	Citic Pacific Ltd.	17,186,874	51,492
	China Resources Land Ltd.	29,736,000	51,399
*	PICC Property & Casualty Co. Ltd.	38,763,551	49,866
	Zijin Mining Group Co. Ltd.	62,048,120	48,913
	China Resources Power Holdings Co. Ltd.	26,496,548	48,854
	China Oilfield Services Ltd.	24,052,000	47,727

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Beijing Enterprises Holdings Ltd.	8,059,000	42,920
	Weichai Power Co. Ltd.	6,133,600	42,029
*	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	15,248,593	40,447
	ENN Energy Holdings Ltd.	11,540,000	39,725
*,^	China COSCO Holdings Co. Ltd.	40,895,000	39,393
	Guangzhou Automobile Group Co. Ltd.	34,749,084	39,315
	Huabao International Holdings Ltd.	25,390,838	37,708
	Air China Ltd.	36,567,548	37,157
^	Alibaba.com Ltd.	20,339,632	36,160
^	Agile Property Holdings Ltd.	21,857,245	35,651
	CSR Corp. Ltd.	31,879,877	35,232
	Shimao Property Holdings Ltd.	25,487,257	34,725
^	ZTE Corp.	9,585,328	34,605
	China Railway Group Ltd.	63,950,608	34,357
	Shanghai Industrial Holdings Ltd.	8,568,045	33,886
*,^	Brilliance China Automotive Holdings Ltd.	34,580,000	33,774
*	China Taiping Insurance Holdings Co. Ltd.	12,144,607	33,413
	Sinopharm Group Co.	9,395,600	32,609
	Fushan International Energy Group Ltd.	46,439,984	32,598
	Parkson Retail Group Ltd.	20,805,779	32,010
^	Longfor Properties Co. Ltd.	19,950,280	31,822
^	China Longyuan Power Group Corp.	30,440,000	31,367
	China Resources Cement Holdings Ltd.	30,158,686	30,764
	Shandong Weigao Group Medical Polymer Co. Ltd.	11,179,100	30,692
	Zhaojin Mining Industry Co. Ltd.	6,597,500	30,607
	Nine Dragons Paper Holdings Ltd.	26,570,000	30,430
^	Byd Co. Ltd.	8,358,255	30,341
	China Everbright Ltd.	13,400,010	29,655
	China Shanshui Cement Group Ltd.	26,430,000	29,640
	Golden Eagle Retail Group Ltd.	11,162,000	29,332
^	Soho China Ltd.	33,635,606	29,131
^	Sino-Ocean Land Holdings Ltd.	49,383,302	28,087
	China Agri-Industries Holdings Ltd.	24,487,586	28,024
	Country Garden Holdings Co.	67,140,821	27,268
*	Semiconductor Manufacturing International Corp.	303,904,000	27,253
	Huaneng Power International Inc.	49,285,978	27,219
	Zhuzhou CSR Times Electric Co. Ltd.	6,841,000	27,133
	Chaoda Modern Agriculture Holdings Ltd.	43,419,067	27,108
	China Railway Construction Corp. Ltd.	29,973,765	26,574
^	Great Wall Motor Co. Ltd.	14,417,000	25,908
^	Poly Hong Kong Investments Ltd.	31,996,000	25,626
^	China High Speed Transmission Equipment Group Co. Ltd.	19,274,280	25,578
	China Vanke Co. Ltd. Class B	17,894,656	25,343
^	Geely Automobile Holdings Ltd.	60,803,000	24,464
	Tsingtao Brewery Co. Ltd.	4,564,000	24,305
	Shanghai Electric Group Co. Ltd.	46,516,285	23,112
	China Shipping Development Co. Ltd.	21,640,162	22,852
^	Anta Sports Products Ltd.	14,077,000	22,824
	China International Marine Containers Group Co. Ltd. Class B	10,546,598	22,582
^	Angang Steel Co. Ltd.	17,442,374	22,468
	Lonking Holdings Ltd.	30,240,000	22,353
	BBMG Corp.	13,533,000	22,334
	China BlueChemical Ltd.	26,517,405	21,609
^	China Rongsheng Heavy Industry Group Co. Ltd.	25,359,969	21,446
*	China Shipping Container Lines Co. Ltd.	53,393,618	21,372
^	Shui On Land Ltd.	47,958,237	21,258
^	Guangzhou R&F Properties Co. Ltd.	15,439,600	21,106
	Guangdong Investment Ltd.	40,585,056	21,059
^	Renhe Commercial Holdings Co. Ltd.	118,333,454	20,304
^	Datang International Power Generation Co. Ltd.	53,682,568	20,288
	Jiangsu Expressway Co. Ltd.	18,584,139	19,712
^	Li Ning Co. Ltd.	11,390,568	19,549
	Fosun International Ltd.	24,554,737	19,414
	Zhejiang Expressway Co. Ltd.	23,198,704	19,181

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
^	Hengdeli Holdings Ltd.	31,028,000	18,635
	Wumart Stores Inc.	7,951,000	18,262
	Sinopec Shanghai Petrochemical Co. Ltd.	37,439,952	18,178
	Lee & Man Paper Manufacturing Ltd.	24,945,000	17,963
^	Dongfang Electric Corp. Ltd.	5,363,630	17,618
	China Communications Services Corp. Ltd.	28,413,311	17,370
*,^	Metallurgical Corp. of China Ltd.	40,545,000	17,222
	China Dongxiang Group Co.	48,145,788	16,851
	Franshion Properties China Ltd.	53,452,094	16,680
	China National Materials Co. Ltd.	16,542,000	16,332
	Beijing Capital International Airport Co. Ltd.	32,029,654	15,815
^	China Shineway Pharmaceutical Group Ltd.	6,493,937	15,750
^	Skyworth Digital Holdings Ltd.	24,566,610	15,724
	KWG Property Holding Ltd.	21,276,500	15,403
^	Maanshan Iron & Steel	27,947,134	14,776
	Hidili Industry International Development Ltd.	14,447,913	14,634
^	China Gas Holdings Ltd.	37,718,000	14,620
*,^	China Southern Airlines Co. Ltd.	26,306,000	13,801
*	Sinofert Holdings Ltd.	32,429,917	13,580
*	Yuexiu Property Co. Ltd.	63,516,000	13,369
^	China Zhongwang Holdings Ltd.	24,862,932	12,800
	Bosideng International Holdings Ltd.	38,402,000	12,192
	Greentown China Holdings Ltd.	10,885,000	10,925
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,638,021	9,445
*	China Travel International Inv HK	43,317,895	8,890
*,^	Hopson Development Holdings Ltd.	8,897,840	8,793
^	Sinotruk Hong Kong Ltd.	9,443,500	7,847
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	696,212	583
			11,199,667
Colombia (0.6%)
	BanColombia SA ADR	4,919,477	325,915
	Ecopetrol SA	12,867,353	27,645
	Grupo de Inversiones Suramericana SA	476,534	9,899
	Almacenes Exito SA	414,237	6,370
	Corp Financiera Colombiana SA	293,652	5,662
	Cementos Argos SA	909,298	5,501
	Inversiones Argos SA	504,109	5,262
	Interconexion Electrica SA ESP	567,759	4,025
			390,279
Czech Republic (0.4%)
	CEZ AS	2,581,774	148,104
	Komercni Banka AS	247,087	65,140
	Telefonica O2 Czech Republic AS	1,879,399	48,243
			261,487
Egypt (0.2%)
	Orascom Construction Industries GDR	1,536,745	63,042
*	Orascom Telecom Holding SAE GDR	9,008,338	31,174
	Commercial International Bank Egypt SAE	1,681,514	7,753
	Telecom Egypt	1,443,930	3,970
	Egyptian Financial Group-Hermes Holding	1,068,078	3,141
	Egyptian Kuwaiti Holding Co.	2,456,711	3,124
*	Talaat Moustafa Group	4,105,576	2,492
	National Societe Generale Bank SAE	400,000	2,489
	Egyptian Co. for Mobile Services	95,739	2,304
*	Ezz Steel	1,155,019	1,558
*	ElSwedy Electric Co.	190,736	1,351
			122,398
Hungary (0.5%)
*,^	OTP Bank plc	3,764,933	133,664
*	MOL Hungarian Oil and Gas plc	676,715	94,579
	Richter Gedeon Nyrt	222,434	46,546
	Magyar Telekom Telecommunications plc	8,079,551	27,569

302,358

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
India (7.2%)
	Infosys Technologies Ltd.	7,251,368	476,716
	Reliance Industries Ltd.	20,660,192	459,431
	ICICI Bank Ltd.	10,947,492	276,659
	Housing Development Finance Corp.	17,066,678	273,022
	Tata Consultancy Services Ltd.	7,414,596	195,527
	HDFC Bank Ltd. ADR	922,853	158,823
	ITC Ltd.	35,278,006	153,767
	Larsen & Toubro Ltd.	3,260,561	117,816
	Tata Motors Ltd.	4,122,583	115,424
	Axis Bank Ltd.	3,249,644	94,639
	Hindustan Unilever Ltd.	13,902,219	89,727
	Sterlite Industries India Ltd.	21,468,112	88,467
	Jindal Steel & Power Ltd.	5,929,961	87,985
	Hindalco Industries Ltd.	17,602,221	86,168
	Oil & Natural Gas Corp. Ltd.	12,219,848	85,194
	Bharat Heavy Electricals Ltd.	1,863,546	84,415
	HDFC Bank Ltd.	1,598,391	82,989
	Mahindra & Mahindra Ltd.	4,151,567	71,112
	Tata Steel Ltd.	4,830,434	67,502
	Coal India Ltd.	7,740,279	66,710
	GAIL India Ltd.	6,023,570	64,835
	NTPC Ltd.	14,404,195	59,416
	State Bank of India	924,217	58,731
	Wipro Ltd. ADR	4,020,829	55,367
	Sun Pharmaceutical Industries Ltd.	4,925,370	51,943
	Adani Enterprises Ltd.	3,510,583	49,721
	Infrastructure Development Finance Co. Ltd.	15,022,594	49,481
	Hero Honda Motors Ltd.	1,274,201	49,298
	Dr Reddy's Laboratories Ltd. ADR	1,237,747	48,569
*	Cairn India Ltd.	5,947,502	46,991
	Tata Power Co. Ltd.	1,564,448	46,190
	Bajaj Auto Ltd.	1,371,783	45,819
	ICICI Bank Ltd. ADR	873,108	44,005
	Kotak Mahindra Bank Ltd.	4,355,526	42,413
	Power Grid Corp. of India Ltd.	16,753,918	39,643
	Sesa Goa Ltd.	5,537,666	39,409
	Wipro Ltd.	3,757,640	38,237
	Cipla Ltd.	5,353,670	37,527
	Ambuja Cements Ltd.	9,762,023	34,980
	DLF Ltd.	6,521,378	32,900
	Maruti Suzuki India Ltd.	1,100,642	32,858
	Jaiprakash Associates Ltd.	15,493,347	32,528
	United Spirits Ltd.	1,275,161	29,914
	JSW Steel Ltd.	1,375,438	29,536
	HCL Technologies Ltd.	2,492,596	29,430
	Steel Authority of India Ltd.	7,237,488	26,142
	Reliance Infrastructure Ltd.	1,745,595	26,098
	Ultratech Cement Ltd.	1,026,712	25,322
*	Reliance Power Ltd.	8,522,884	25,207
	Rural Electrification Corp. Ltd.	4,500,753	24,320
	Lupin Ltd.	2,245,299	22,415
	Zee Entertainment Enterprises Ltd.	7,304,653	22,287
	ACC Ltd.	860,590	21,681
	Reliance Capital Ltd.	1,647,651	21,019
	Siemens India Ltd.	1,062,324	20,832
	LIC Housing Finance Ltd.	4,179,375	20,775
	Bharat Petroleum Corp. Ltd.	1,410,318	20,101
	Canara Bank	1,347,449	19,280
	Reliance Communications Ltd.	8,268,725	18,731
	Ranbaxy Laboratories Ltd.	1,695,211	17,566
	Unitech Ltd.	20,412,633	17,093
*	Indiabulls Real Estate Ltd.	5,423,049	15,343
*	Satyam Computer Services Ltd.	8,520,297	14,531

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Dr Reddy's Laboratories Ltd.	375,561	14,213
	IndusInd Bank Ltd.	2,382,167	14,022
*	Suzlon Energy Ltd.	10,606,184	12,755
*	GMR Infrastructure Ltd.	14,358,800	12,306
	United Phosphorus Ltd.	3,423,120	11,724
	Piramal Healthcare Ltd.	1,007,023	10,465
*	Housing Development & Infrastructure Ltd.	2,802,927	10,219
	Aditya Birla Nuvo Ltd.	518,167	10,180
	State Bank of India GDR	43,236	5,933
			4,702,394
Indonesia (2.5%)
	Astra International Tbk PT	32,376,590	212,790
	Bank Central Asia Tbk PT	196,496,224	170,186
	Telekomunikasi Indonesia Tbk PT	160,778,479	144,917
	Bank Rakyat Indonesia Persero Tbk PT	177,165,600	133,765
	Bank Mandiri Tbk PT	145,937,980	122,059
	Bumi Resources Tbk PT	280,431,052	112,685
	Perusahaan Gas Negara PT	175,514,480	82,198
	United Tractors Tbk PT	24,397,169	66,362
	Semen Gresik Persero Tbk PT	48,497,820	53,884
	Bank Negara Indonesia Persero Tbk PT	105,913,314	50,176
	Indofood Sukses Makmur Tbk PT	75,634,796	49,088
	Indocement Tunggal Prakarsa Tbk PT	24,419,603	48,570
	Unilever Indonesia Tbk PT	25,277,230	45,236
	Gudang Garam Tbk PT	9,153,000	43,479
	Adaro Energy Tbk PT	162,890,250	42,044
	Tambang Batubara Bukit Asam Tbk PT	13,920,857	36,329
	Indo Tambangraya Megah PT	6,426,300	35,210
	Bank Danamon Indonesia Tbk PT	42,659,349	30,970
	Charoen Pokphand Indonesia Tbk PT	120,027,425	27,091
	Kalbe Farma Tbk PT	61,733,938	25,829
	International Nickel Indonesia Tbk PT	39,377,150	22,967
	Indosat Tbk PT	24,419,273	15,315
	Aneka Tambang Tbk PT	57,023,659	15,207
	Astra Agro Lestari Tbk PT	5,494,180	14,902
			1,601,259
Malaysia (2.9%)
	CIMB Group Holdings Bhd.	62,909,248	174,159
	Malayan Banking Bhd.	49,993,898	147,834
	Genting Bhd.	35,601,390	139,615
	Sime Darby Bhd.	42,719,613	130,149
	IOI Corp. Bhd.	53,749,478	96,094
	Tenaga Nasional Bhd.	39,193,807	79,599
*	Petronas Chemicals Group Bhd.	30,990,270	75,645
	Public Bank Bhd. (Foreign)	16,367,147	72,424
*	Axiata Group Bhd.	41,005,994	67,924
	Maxis Bhd.	36,577,150	66,368
	AMMB Holdings Bhd.	29,371,128	63,338
	Genting Malaysia Bhd.	47,833,690	59,528
	DiGi.Com Bhd.	5,675,873	55,807
	Kuala Lumpur Kepong Bhd.	7,791,970	55,617
	MISC Bhd.	17,967,590	47,370
	PPB Group Bhd.	6,854,408	39,322
	IJM Corp. Bhd.	17,615,850	36,892
	PLUS Expressways Bhd.	23,458,182	35,618
	British American Tobacco Malaysia Bhd.	2,064,272	33,475
	Gamuda Bhd.	26,266,516	33,185
	Petronas Gas Bhd.	8,203,024	31,199
	YTL Corp. Bhd.	54,678,540	30,676
	YTL Power International Bhd.	36,029,727	27,495
	Hong Leong Bank Bhd.	7,462,071	26,200
	SP Setia Bhd.	17,920,878	25,279
	Telekom Malaysia Bhd.	17,689,740	23,848
	UMW Holdings Bhd.	9,471,520	22,473

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Petronas Dagangan Bhd.	4,063,900	21,253
*	AirAsia Bhd.	21,724,848	21,096
	RHB Capital Bhd.	6,147,035	18,412
	Berjaya Sports Toto Bhd.	11,613,396	16,562
	Bursa Malaysia Bhd.	5,542,214	15,031
	Alliance Financial Group Bhd.	13,136,217	13,803
	Lafarge Malayan Cement Bhd.	5,615,720	13,742
	Parkson Holdings Bhd.	6,716,323	12,999
	MMC Corp. Bhd.	11,691,500	10,600
	Hong Leong Financial Group Bhd.	2,929,000	10,155
	Berjaya Corp. Bhd.	24,595,400	9,484
	Genting Plantations Bhd.	3,385,500	9,150
*	Malaysian Airline System Bhd.	14,441,000	8,891
	Public Bank Bhd. (Local)	157,228	695
			1,879,006
Mexico (4.3%)
	America Movil SAB de CV	309,524,298	887,029
	Wal-Mart de Mexico SAB de CV	97,533,592	305,521
	Fomento Economico Mexicano SAB de CV	33,836,708	212,955
	Grupo Mexico SAB de CV Class B	59,453,658	205,862
*	Grupo Televisa SA	36,716,614	173,860
*	Cemex SAB de CV	151,107,034	131,001
	Grupo Financiero Banorte SAB de CV	25,220,890	127,006
	Telefonos de Mexico SAB de CV	85,010,699	79,829
	Grupo Financiero Inbursa SA	13,454,830	71,752
	Alfa SAB de CV Class A	4,597,631	68,854
	Grupo Modelo SAB de CV	9,885,687	61,813
	Industrias Penoles SAB de CV	1,549,205	60,325
	Grupo Elektra SA de CV	1,158,860	52,770
	Kimberly-Clark de Mexico SAB de CV Class A	8,306,008	51,394
	Grupo Bimbo SAB de CV Class A	22,939,952	50,616
	Mexichem SAB de CV	13,175,754	50,074
*	Minera Frisco SAB de CV	9,017,108	38,875
	Embotelladoras Arca SAB de CV	6,330,192	38,443
	Grupo Carso SAB de CV	9,276,366	36,077
	Coca-Cola Femsa SAB de CV	4,498,945	35,846
	Grupo Aeroportuario del Pacifico SAB de CV Class B	6,638,807	27,612
	Banco Compartamos SA de CV	3,712,600	25,801
*	Urbi Desarrollos Urbanos SAB de CV	8,432,593	20,203
*	Desarrolladora Homex SAB de CV	3,766,190	17,732
	Grupo Aeroportuario del Pacifico SAB de CV ADR	121,617	5,073
			2,836,323
Morocco (0.0%)
	Maroc Telecom	407,304	8,061
	Douja Promotion Groupe Addoha SA	399,586	4,915
	Attijariwafa Bank	88,455	4,225
			17,201
Peru (0.5%)
	Southern Copper Corp.	3,089,801	115,744
	Cia de Minas Buenaventura SA ADR	2,499,426	104,151
	Credicorp Ltd.	702,503	67,806
	Credicorp Ltd.	371,083	35,861
	Cia de Minas Buenaventura SA	548,411	22,507
	Southern Copper Corp.	305,551	11,519
			357,588
Philippines (0.6%)
	Philippine Long Distance Telephone Co.	767,825	44,630
	SM Investments Corp.	3,081,976	41,711
	Ayala Land Inc.	93,377,750	35,915
	Bank of the Philippine Islands	24,657,366	33,915
	Manila Electric Co.	5,764,547	33,028
	Ayala Corp.	2,941,046	26,902
	Aboitiz Equity Ventures Inc.	28,936,190	26,825

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	SM Prime Holdings Inc.	83,607,062	23,469
	Alliance Global Group Inc.	69,458,798	19,276
	Aboitiz Power Corp.	25,973,326	19,190
*	Metropolitan Bank & Trust	11,918,805	19,126
	Energy Development Corp.	103,837,853	16,403
	Jollibee Foods Corp.	7,277,019	16,082
	Banco de Oro Unibank Inc.	10,825,891	13,751
	Globe Telecom Inc.	566,823	11,926
			382,149
Poland (1.8%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	9,917,514	170,667
^	KGHM Polska Miedz SA	2,221,897	163,442
^	Bank Pekao SA	1,870,123	122,577
*,^	Polski Koncern Naftowy Orlen SA	5,161,273	107,577
	Powszechny Zaklad Ubezpieczen SA	755,063	106,106
^	PGE SA	10,551,950	95,232
	Telekomunikacja Polska SA	11,820,278	78,143
	Polskie Gornictwo Naftowe i Gazownictwo SA	29,088,586	42,604
	Tauron Polska Energia SA	17,055,740	39,838
*	Getin Holding SA	5,865,832	32,963
*,^	BRE Bank SA	246,840	32,160
*,^	Kernel Holding SA	797,741	21,660
^	Asseco Poland SA	1,079,527	21,598
*	Grupa Lotos SA	1,068,484	19,114
*,^	Globe Trade Centre SA	2,427,330	18,930
^	TVN SA	2,714,248	17,986
	Bank Handlowy w Warszawie SA	452,531	17,043
	Enea SA	1,827,817	13,429
*	ING Bank Slaski SA	38,977	12,865
*	Bank Millennium SA	5,181,195	10,619
^	PBG SA	167,085	10,328
^	Cyfrowy Polsat SA	1,646,921	10,068
			1,164,949
Russia (7.1%)
	Gazprom OAO ADR	73,353,352	1,242,880
	Lukoil OAO ADR	7,225,717	502,201
	Sberbank of Russia	134,563,489	491,936
	MMC Norilsk Nickel OJSC ADR	10,313,906	285,502
	NovaTek OAO GDR	1,446,500	203,988
	Rosneft Oil Co. GDR	21,542,866	192,942
	Gazprom OAO	20,821,266	179,276
	Mobile Telesystems OJSC ADR	8,142,892	172,222
	VTB Bank OJSC GDR	20,680,107	134,254
	Tatneft ADR	2,972,023	134,254
	Surgutneftegas OJSC ADR	11,189,655	119,655
	Magnit OJSC GDR	3,350,926	94,207
	Uralkali	11,201,047	93,449
*	Federal Hydrogenerating Co. JSC	1,739,627,056	88,251
	Mechel ADR	2,247,614	64,214
	Surgutneftegas OJSC Prior Pfd.	107,255,874	62,670
*	Federal Grid Co. Unified Energy System JSC	4,527,614,653	59,810
	Novolipetsk Steel OJSC GDR	1,465,161	56,127
	Polyus Gold OJSC ADR	1,207,310	43,527
	Sistema JSFC GDR	1,489,467	42,179
	Wimm-Bill-Dann Foods OJSC ADR	1,084,353	38,267
	AK Transneft OAO Prior Pfd.	24,519	36,187
	Sberbank of Russia Prior Pfd.	14,530,894	35,611
	Severstal OAO GDR	1,925,285	34,827
	Rosneft Oil Co.	3,662,063	32,557
*	Polymetal JSC	1,530,381	30,104
	Tatneft	4,266,590	27,865
	Severstal OAO	1,417,762	26,044
*	OGK-4 OJSC	246,999,305	21,995
*	TMK OAO GDR	946,915	19,466

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Raspadskaya	2,517,862	16,754
*	Inter Rao Ues OAO	12,540,031,536	16,177
	Polyus Gold OJSC	191,061	13,625
	Lukoil OAO	187,732	12,984
	MMC Norilsk Nickel OJSC	30,127	8,575
	Surgutneftegas OJSC	4,067,284	4,260
	VTB Bank OJSC	442,200,349	1,428
*	RusHydro JSC	10,398,901	528
			4,640,798
South Africa (7.6%)
	MTN Group Ltd.	26,630,396	592,323
	Sasol Ltd.	9,074,162	524,359
	Naspers Ltd.	6,034,148	363,390
	AngloGold Ashanti Ltd.	5,963,389	303,686
	Standard Bank Group Ltd.	18,539,233	291,168
	Impala Platinum Holdings Ltd.	7,882,761	246,516
	Gold Fields Ltd.	11,168,027	199,755
	FirstRand Ltd.	44,567,555	140,354
	Sanlam Ltd.	29,619,160	127,049
	Remgro Ltd.	6,798,029	117,882
	Bidvest Group Ltd.	4,649,441	107,194
	ABSA Group Ltd.	5,138,504	106,505
	Anglo Platinum Ltd.	1,027,198	104,537
	Shoprite Holdings Ltd.	6,447,074	101,755
	Harmony Gold Mining Co. Ltd.	6,180,141	94,877
	Kumba Iron Ore Ltd.	1,263,442	92,452
	Truworths International Ltd.	6,975,108	80,684
	Tiger Brands Ltd.	2,589,785	76,024
	Steinhoff International Holdings Ltd.	19,376,211	74,717
	Vodacom Group Ltd.	5,939,728	72,749
	Growthpoint Properties Ltd.	24,887,017	69,092
	Massmart Holdings Ltd.	3,078,050	67,390
	African Bank Investments Ltd.	11,447,809	66,830
	Nedbank Group Ltd.	2,848,759	63,474
	African Rainbow Minerals Ltd.	1,706,309	55,574
	Exxaro Resources Ltd.	2,022,233	54,737
	Woolworths Holdings Ltd.	11,397,764	52,021
	Aspen Pharmacare Holdings Ltd.	4,093,732	50,537
	Redefine Properties Ltd.	41,457,578	49,458
	RMB Holdings Ltd.	10,973,739	47,411
*	Sappi Ltd.	8,609,230	46,963
	Imperial Holdings Ltd.	2,604,931	46,870
	Foschini Group Ltd.	3,225,288	44,519
	MMI Holdings Ltd.	16,207,053	42,042
	Spar Group Ltd.	2,653,941	39,372
	ArcelorMittal South Africa Ltd.	2,874,411	39,365
	Netcare Ltd.	17,294,799	37,342
	Pretoria Portland Cement Co. Ltd.	8,539,827	32,551
	Aveng Ltd.	6,057,777	32,189
	Investec Ltd.	3,695,438	29,907
	Reunert Ltd.	2,892,755	27,455
	Discovery Holdings Ltd.	4,305,029	24,835
	Telkom SA Ltd.	4,148,199	24,173
	Pick n Pay Stores Ltd.	3,394,048	21,963
	Murray & Roberts Holdings Ltd.	5,152,553	19,776
	RMI Holdings	10,657,389	19,253
	Northam Platinum Ltd.	2,792,249	18,451
	Liberty Holdings Ltd.	1,646,458	18,055
			4,959,581
South Korea (14.8%)
2	Samsung Electronics Co. Ltd. GDR	2,075,319	866,361
	Samsung Electronics Co. Ltd.	699,870	584,588
	Hyundai Motor Co.	2,425,137	559,356
	LG Chem Ltd.	729,612	362,484

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Hyundai Mobis	1,071,709	359,460
	POSCO ADR	2,922,321	322,332
^	Hyundai Heavy Industries Co. Ltd.	597,659	298,916
	Kia Motors Corp.	3,737,114	268,843
^	Hynix Semiconductor Inc.	7,872,550	248,930
	SK Innovation Co. Ltd.	942,855	205,109
	Samsung Electronics Co. Ltd. Prior Pfd.	322,541	189,883
	Shinhan Financial Group Co. Ltd. ADR	1,924,459	186,711
	KB Financial Group Inc. ADR	3,292,186	175,441
	Hana Financial Group Inc.	3,431,280	145,585
	Samsung C&T Corp.	1,961,518	142,098
	LG Electronics Inc.	1,474,571	141,958
	OCI Co. Ltd.	236,193	141,287
	LG Corp.	1,493,207	137,473
	LG Display Co. Ltd.	3,648,806	130,886
	POSCO	296,355	130,051
*	NHN Corp.	645,193	127,997
	Shinhan Financial Group Co. Ltd.	2,490,509	122,180
	Samsung Fire & Marine Insurance Co. Ltd.	560,601	120,423
	Samsung Heavy Industries Co. Ltd.	2,548,405	115,533
	Shinsegae Co. Ltd.	446,315	112,448
	Hyundai Steel Co.	870,656	110,915
	S-Oil Corp.	710,268	106,194
	Samsung Engineering Co. Ltd.	473,085	105,213
	KT&G Corp.	1,728,823	102,323
	KB Financial Group Inc.	1,872,833	100,394
	Samsung SDI Co. Ltd.	537,204	96,262
	Samsung Electro-Mechanics Co. Ltd.	939,983	90,991
	Hyundai Engineering & Construction Co. Ltd.	1,052,025	88,374
^	Honam Petrochemical Corp.	225,991	80,018
	Cheil Industries Inc.	710,126	78,295
	SK Holdings Co. Ltd.	408,848	73,476
	SK Telecom Co. Ltd. ADR	3,857,871	73,222
	Lotte Shopping Co. Ltd.	160,458	73,179
	Samsung Life Insurance Co. Ltd.	788,446	71,581
	GS Engineering & Construction Corp.	562,981	67,854
	GS Holdings	801,964	67,238
	Korea Electric Power Corp. ADR	5,491,108	66,442
	Samsung Securities Co. Ltd.	786,790	65,786
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,495,502	64,094
	Woori Finance Holdings Co. Ltd.	4,426,192	60,485
	NCSoft Corp.	222,660	59,048
	Hanwha Chem Corp.	1,316,780	58,766
^	LG Household & Health Care Ltd.	136,236	54,799
	Korea Zinc Co. Ltd.	134,027	52,931
	Amorepacific Corp.	50,104	50,504
	Daelim Industrial Co. Ltd.	441,690	49,957
	Industrial Bank of Korea	2,556,280	49,126
	Samsung Techwin Co. Ltd.	590,624	48,680
	Hyundai Motor Co. 2nd Pfd.	592,701	47,703
	Hankook Tire Co. Ltd.	1,187,566	47,698
	KT Corp. ADR	2,346,092	47,626
	Daewoo Securities Co. Ltd.	1,959,060	41,337
	Doosan Heavy Industries and Construction Co. Ltd.	662,068	36,970
*	Doosan Infracore Co. Ltd.	1,321,992	36,655
	Korean Air Lines Co. Ltd.	568,100	34,729
	Hyundai Department Store Co. Ltd.	235,806	34,597
	Korea Exchange Bank	4,033,350	34,374
	Kangwon Land Inc.	1,508,178	34,289
*	BS Financial Group Inc.	2,340,685	34,073
	Samsung Card Co.	674,315	33,504
	Daegu Bank Ltd.	1,978,435	33,088
	Hanwha Corp.	699,946	32,224
	Dongbu Insurance Co. Ltd.	663,191	31,623

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
^	LS Corp.	282,647	31,330
	Hyundai Mipo Dockyard	175,224	31,122
*	Korea Electric Power Corp.	1,284,531	30,776
	CJ CheilJedang Corp.	130,708	30,341
	Hyosung Corp.	363,383	29,827
	KT Corp.	811,396	29,132
	SK Telecom Co. Ltd.	190,067	28,798
	Celltrion Inc.	839,033	28,786
	Woori Investment & Securities Co. Ltd.	1,366,101	27,424
	Hyundai Motor Co. Prior Pfd.	357,108	26,887
	Woongjin Coway Co. Ltd.	789,039	26,369
	Hyundai Glovis Co. Ltd.	179,477	25,649
	KCC Corp.	74,426	25,238
	Mando Corp.	140,474	24,704
	SK C&C Co. Ltd.	237,160	24,390
	Hyundai Securities Co.	1,914,631	24,286
	Hyundai Development Co.	885,936	24,265
	Korea Investment Holdings Co. Ltd.	612,793	24,061
	Dongkuk Steel Mill Co. Ltd.	588,562	23,468
	LG Uplus Corp.	3,680,578	22,361
^	Daewoo International Corp.	548,239	21,327
	Hanjin Shipping Co. Ltd.	794,290	20,670
	LG Chem Ltd. Prior Pfd.	119,116	20,526
	Hyundai Merchant Marine Co. Ltd.	654,310	19,981
	Doosan Corp.	157,513	19,355
	Korea Life Insurance Co. Ltd.	2,738,870	18,913
	Yuhan Corp.	131,269	17,574
*	Daewoo Engineering & Construction Co. Ltd.	1,637,044	17,444
*	Hanjin Heavy Industries & Construction Co. Ltd.	478,531	17,434
^	LS Industrial Systems Co. Ltd.	231,064	17,168
	Lotte Confectionery Co. Ltd.	11,059	16,369
^	LG Innotek Co. Ltd.	157,531	15,912
	SK Networks Co. Ltd.	1,409,080	15,615
^	Seoul Semiconductor Co. Ltd.	511,850	15,364
	Mirae Asset Securities Co. Ltd.	361,673	14,656
^	STX Pan Ocean Co. Ltd.	1,673,020	13,579
	S1 Corp.	264,124	12,900
	Korea Gas Corp.	366,376	11,687
	LG Electronics Inc. Prior Pfd.	270,016	9,088
*	SK Broadband Co. Ltd.	2,194,011	8,811
	Tong Yang Securities Inc.	1,174,816	8,650
	Hite Holdings Co. Ltd.	1	—
			9,695,207
Taiwan (11.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,820,694	632,079
	Hon Hai Precision Industry Co. Ltd.	134,733,588	511,654
	HTC Corp.	10,785,850	490,936
	Taiwan Semiconductor Manufacturing Co. Ltd.	146,060,045	377,782
	Formosa Plastics Corp.	62,227,458	254,830
	Nan Ya Plastics Corp.	73,529,439	225,852
	China Steel Corp.	158,180,543	195,880
	Formosa Chemicals & Fibre Corp.	44,376,164	179,452
	Cathay Financial Holding Co. Ltd.	102,472,212	171,331
	MediaTek Inc.	14,507,975	160,645
	Chinatrust Financial Holding Co. Ltd.	139,267,565	127,951
	Delta Electronics Inc.	27,869,245	124,752
	Chunghwa Telecom Co. Ltd. ADR	3,908,898	123,326
	Fubon Financial Holding Co. Ltd.	80,078,995	117,634
	Mega Financial Holding Co. Ltd.	120,936,128	105,660
	Uni-President Enterprises Corp.	57,323,375	82,622
	Asustek Computer Inc.	8,646,753	78,060
*	Chimei Innolux Corp.	74,764,699	76,960
	Quanta Computer Inc.	38,818,360	76,617
	Taiwan Cement Corp.	51,653,577	75,889

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Acer Inc.	40,151,105	75,324
	Taiwan Mobile Co. Ltd.	28,979,585	74,839
	Compal Electronics Inc.	65,817,969	74,758
	United Microelectronics Corp. ADR	25,242,689	71,689
	Far Eastern New Century Corp.	45,265,923	71,264
	First Financial Holding Co. Ltd.	74,758,400	69,362
	Yuanta Financial Holding Co. Ltd.	94,965,773	66,091
	Chunghwa Telecom Co. Ltd.	20,157,613	64,124
	Formosa Petrochemical Corp.	17,841,423	62,761
*	AU Optronics Corp. ADR	7,418,835	60,093
	China Development Financial Holding Corp.	139,948,502	58,721
	Advanced Semiconductor Engineering Inc. ADR	9,930,750	58,591
	Wistron Corp.	29,418,911	53,016
	Catcher Technology Co. Ltd.	8,396,663	52,845
	Chang Hwa Commercial Bank	57,990,094	50,683
	Foxconn Technology Co. Ltd.	10,352,772	49,640
	Hua Nan Financial Holdings Co. Ltd.	60,657,050	48,572
	Taiwan Cooperative Bank	56,174,095	47,170
	Synnex Technology International Corp.	18,397,005	47,031
	Cheng Shin Rubber Industry Co. Ltd.	18,435,930	46,604
	President Chain Store Corp.	8,417,547	46,210
	Largan Precision Co. Ltd.	1,405,135	44,665
*	MStar Semiconductor Inc.	5,212,000	43,223
	Lite-On Technology Corp.	33,004,008	41,850
	SinoPac Financial Holdings Co. Ltd.	85,443,813	40,602
	Taiwan Fertilizer Co. Ltd.	11,876,600	40,073
*	TPK Holding Co. Ltd.	1,325,180	39,672
	Siliconware Precision Industries Co. ADR	5,802,121	39,338
	Far EasTone Telecommunications Co. Ltd.	25,366,043	38,484
	Asia Cement Corp.	28,655,833	38,420
*	Taishin Financial Holding Co. Ltd.	64,006,968	37,727
*	Shin Kong Financial Holding Co. Ltd.	85,533,775	37,553
	E.Sun Financial Holding Co. Ltd.	48,799,590	34,627
	Macronix International	52,059,318	34,227
	Powertech Technology Inc.	9,386,056	34,145
*	AU Optronics Corp.	41,986,669	33,845
	Pou Chen Corp.	35,255,021	33,310
	United Microelectronics Corp.	63,214,970	32,995
	Epistar Corp.	9,843,732	32,727
	Unimicron Technology Corp.	19,621,754	32,369
	Advanced Semiconductor Engineering Inc.	25,725,479	30,130
	WPG Holdings Ltd.	16,204,305	30,017
*	China Petrochemical Development Corp.	23,888,000	29,811
*	Wintek Corp.	20,149,000	29,483
*	Walsin Lihwa Corp.	48,996,770	28,441
	Yulon Motor Co. Ltd.	12,759,592	26,595
	Tripod Technology Corp.	5,595,657	26,515
*	Pegatron Corp.	24,191,045	25,595
	Novatek Microelectronics Corp.	7,877,467	24,145
*	Hiwin Technologies Corp.	2,405,000	24,015
*	E Ink Holdings Inc.	11,191,000	22,858
	Far Eastern Department Stores Co. Ltd.	12,782,371	22,629
	Taiwan Glass Industrial Corp.	13,810,410	22,578
	Siliconware Precision Industries Co.	16,727,860	22,432
	KGI Securities Co. Ltd.	41,569,000	21,831
	Polaris Securities Co. Ltd.	30,206,675	21,760
*	China Airlines Ltd.	32,830,765	21,017
	Simplo Technology Co. Ltd.	3,025,300	20,534
	China Life Insurance Co. Ltd.	17,351,500	20,321
	TSRC Corp.	6,765,398	20,234
*	Eva Airways Corp.	21,780,891	20,082
	Sino-American Silicon Products Inc.	5,128,000	19,044
	LCY Chemical Corp.	6,081,278	18,013
	Ruentex Industries Ltd.	6,348,115	17,948

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Giant Manufacturing Co. Ltd.	4,269,121	17,079
	Teco Electric and Machinery Co. Ltd.	23,684,000	16,780
*	Powerchip Technology Corp.	76,789,023	16,615
	Inventec Co. Ltd.	30,622,033	16,488
*	Evergreen Marine Corp. Taiwan Ltd.	17,733,879	16,436
	Clevo Co.	7,120,938	16,322
*	Yang Ming Marine Transport Corp.	18,602,450	15,779
	Advantech Co. Ltd.	4,537,566	15,054
	Kinsus Interconnect Technology Corp.	4,304,029	15,037
	U-Ming Marine Transport Corp.	6,847,916	14,849
	Coretronic Corp.	9,363,000	14,362
*	Tatung Co. Ltd.	28,547,926	14,330
*	Taiwan Business Bank	34,672,480	14,114
*	HannStar Display Corp.	79,544,202	14,026
*	Inotera Memories Inc.	27,706,436	13,933
	Motech Industries Inc.	3,677,522	13,896
	Richtek Technology Corp.	2,001,626	13,406
	Tung Ho Steel Enterprise Corp.	10,843,144	12,839
*	Qisda Corp.	22,364,928	12,751
	Highwealth Construction Corp.	5,645,000	12,548
	Eternal Chemical Co. Ltd.	10,432,964	12,543
	Formosa Taffeta Co. Ltd.	11,553,868	12,530
	Everlight Electronics Co. Ltd.	4,363,742	12,493
*	Winbond Electronics Corp.	39,117,000	12,374
	Feng Hsin Iron & Steel Co.	6,691,310	12,230
*	Wan Hai Lines Ltd.	15,194,168	11,641
	Chicony Electronics Co. Ltd.	5,746,768	11,337
	Ruentex Development Co. Ltd.	6,708,000	11,189
*	Nanya Technology Corp.	22,008,479	11,181
*	CMC Magnetics Corp.	45,843,700	11,168
	Realtek Semiconductor Corp.	5,466,405	10,890
	Nan Ya Printed Circuit Board Corp.	3,096,623	10,135
	Phison Electronics Corp.	1,844,297	9,955
	Farglory Land Development Co. Ltd.	4,354,688	9,951
	Cheng Uei Precision Industry Co. Ltd.	4,795,148	9,645
*	Nan Kang Rubber Tire Co. Ltd.	6,055,000	9,617
	Young Fast Optoelectronics Co. Ltd.	1,351,078	9,266
	Capital Securities Corp.	17,361,140	8,468
	Tainan Spinning Co. Ltd.	12,462,000	8,374
	Mitac International Corp.	19,541,776	8,271
	Formosa International Hotels Corp.	416,229	7,758
*	Chunghwa Picture Tubes	57,326,710	7,710
	Transcend Information Inc.	2,521,981	7,421
	Evergreen International Storage & Transport Corp.	8,262,000	7,315
	China Motor Corp.	7,412,000	7,027
	Pixart Imaging Inc.	1,432,278	5,614
	Vanguard International Semiconductor Corp.	10,158,396	5,226
*	Tatung Co. Ltd. GDR	165,364	1,794
*	China Life Insurance Rights EXP 05/12/11	2,284,946	674
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			7,275,621
Thailand (1.8%)
	PTT PCL (Foreign)	10,648,337	134,022
	PTT Exploration & Production PCL (Foreign)	18,471,718	114,641
	Siam Commercial Bank PCL (Foreign)	24,133,457	93,923
	Kasikornbank PCL (Foreign)	18,969,249	82,780
	Bangkok Bank PCL (Foreign)	13,609,531	77,672
	Siam Cement PCL (Foreign)	5,474,317	75,968
	Bangkok Bank PCL (Local)	7,886,243	44,972
	Banpu PCL (Local)	1,672,800	41,895
	Advanced Info Service PCL (Foreign)	13,286,677	41,262
	CP ALL PCL (Foreign)	27,913,715	40,501
	PTT PCL	2,944,400	37,059
	Kasikornbank PCL	8,687,700	36,887

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

					Market
					Value
				Shares	($000)
	Charoen Pokphand Foods PCL (Foreign)			35,629,700	35,259
	Indorama Ventures PCL			19,164,164	34,261
	Thai Oil PCL (Foreign)			11,458,300	32,522
	IRPC PCL (Foreign)			138,017,360	28,715
	Banpu PCL			980,867	24,548
	Krung Thai Bank PCL (Foreign)			33,902,721	22,304
	PTT Aromatics & Refining PCL (Foreign)			14,433,911	19,997
	PTT Chemical PCL (Foreign)			3,666,938	19,735
	Bank of Ayudhya PCL(Local)			20,700,834	19,662
	Thai Airways International PCL			10,832,400	13,910
	Charoen Pokphand Foods PCL			14,046,100	13,900
	BEC World PCL (Foreign)			10,649,325	12,323
	CP ALL PCL (Local)			8,253,700	11,976
	PTT Chemical PCL			2,093,847	11,269
	Bank of Ayudhya PCL (Local)			10,308,800	9,943
	Glow Energy PCL (Foreign)			6,297,555	9,664
	PTT Aromatics & Refining PCL			3,219,000	4,460
	Advanced Info Service PCL (Local)			1,377,900	4,279
	Thai Oil PCL			1,430,300	4,060
	BEC World PCL			3,400,400	3,935
	Krung Thai Bank PCL			5,944,800	3,911
	IRPC PCL			18,449,200	3,838
*	Glow Energy PCL			1,183,000	1,815
	PTT Exploration and Production PCL (Local)			136,500	847
					1,168,715
Turkey (1.5%)
	Turkiye Garanti Bankasi AS			33,250,480	172,209
	Akbank TAS			18,929,711	98,408
	Turkiye Is Bankasi			25,071,649	88,654
	Turkcell Iletisim Hizmetleri AS			12,432,679	73,540
	Tupras Turkiye Petrol Rafinerileri AS			2,026,796	65,948
	Haci Omer Sabanci Holding AS (Bearer)			10,027,755	53,682
	KOC Holding AS			9,729,956	52,309
	Anadolu Efes Biracilik Ve Malt Sanayii AS			3,273,717	50,269
^	BIM Birlesik Magazalar AS			1,367,004	47,624
	Turk Telekomunikasyon AS			8,639,387	44,988
	Turkiye Halk Bankasi AS			5,123,836	44,413
*	Yapi ve Kredi Bankasi AS			14,026,462	44,106
	Turkiye Vakiflar Bankasi Tao			12,410,588	32,949
*	Eregli Demir ve Celik Fabrikalari TAS			8,699,365	26,488
	Enka Insaat ve Sanayi AS			4,831,123	21,134
*	Turk Hava Yollari			6,785,606	20,004
	Coca-Cola Icecek AS			1,072,890	16,145
	Arcelik AS			2,693,278	15,267
	Asya Katilim Bankasi AS			5,528,039	10,949
	Tofas Turk Otomobil Fabrikasi AS			1	—
	Akcansa Cimento AS				—

					979,086

Total Common Stocks (Cost $48,639,592)					65,126,150

		Coupon

Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.3%)
3,4	Vanguard Market Liquidity Fund	0.179%		831,468,281	831,468

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.175%	5/25/11	500	500

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2011

5,6	Fannie Mae Discount Notes	0.150%	6/1/11	200	200
5,6	Fannie Mae Discount Notes	0.150%	7/20/11	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.140%	6/15/11	1,000	1,000
5	Federal Home Loan Bank Discount Notes	0.110%	7/15/11	300	300
5,6	Freddie Mac Discount Notes	0.140%	6/6/11	2,500	2,499
5,6	Freddie Mac Discount Notes	0.090%	7/5/11	300	300
					5,799

Total Temporary Cash Investments (Cost $837,267)					837,267
Total Investments (101.0%) (Cost $49,476,859)					65,963,417
Other Assets and Liabilities—Net (-1.0%)[4]					(675,351)

Net Assets (100%)					65,288,066

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $679,483,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of this security represented 1.3% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $727,731,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $5,499,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 722_ 062011

Vanguard Total World Stock Index Fund
Semiannual Report

April 30, 2011

> For the six months ended April 30, 2011, Vanguard Total World Stock Index Fund returned about 14%, in line with its target index and slightly ahead of the average result for its global peer group.

> Despite unsettling news about economic challenges, political upheavals, and the Japanese crisis, global stock markets rose notably.

> North American and European markets outperformed emerging and Pacific Rim markets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	3
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended April 30, 2011

Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	13.92%
Institutional Shares	14.04
ETF Shares
Market Price	14.05
Net Asset Value	14.03
FTSE All-World Index	14.12
Global Funds Average	13.65
Global Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

1

Your Fund’s Total Returns

Your Fund’s Performance at a Glance
October 31, 2010 , Through April 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$18.85	$21.09	$0.350	$0.000
Institutional Shares	94.62	105.79	1.925	0.000
ETF Shares	46.30	51.79	0.918	0.000

2

Chairman’s Letter

Dear Shareholder,

Vanguard Total World Stock Index Fund, which holds almost 2,900 large- and mid-capitalization stocks of companies from around the globe, returned about 14% for the six months ended April 30, 2011. This performance closely tracked that of the fund’s target, the FTSE All-World Index, and was slightly ahead of the average return of peer global funds.

Stocks from North America and Europe recorded the best results, although emerging market and Pacific holdings also had solid gains. Led by energy stocks, all ten industry sectors registered positive returns; all but the two smallest sectors, telecommunication services and utilities, notched double-digit gains.

The U.S. dollar weakened against the world’s major currencies, boosting returns from foreign stocks for U.S.-based investors. Most notably, the dollar depreciated significantly against the euro, the dominant foreign currency in the fund’s holdings. (For an explanation of how currency exchange rates can affect returns, see the box on page 6.)

Stock returns were strong around the globe
The headlines were dominated by political upheaval, natural and nuclear disaster, and economic distress, but global stock markets produced outstanding returns for the six months ended April 30. The broad U.S. stock market returned more than 17%.

3

Although rising food and gasoline prices put pressure on consumer budgets, corporate earnings growth remained strong and the pace of job creation bounced back from extremely depressed levels.

For U.S.-based investors, international stock markets produced a smaller but still robust six-month return of more than 12%. Almost half of this return reflected exchange-rate gains.

As the economy found its footing, rates edged higher
Rising longer-term interest rates put pressure on bond prices, restraining fixed income returns for the six-month period. The broad taxable U.S. bond market had a flat return, while the broad municipal market returned –1.68%. The rise in rates reflected both confidence that the economic recovery would prove self-sustaining and anxiety that higher rates would be necessary to help curb inflation. Even so, inflation expectations remained subdued, as measured by the difference between the yields of nominal and inflation-protected U.S. Treasury bonds.

The return from short-term money market instruments such as the 3-month U.S. Treasury bill remained near 0%, consistent with the Federal Reserve Board’s target for short-term rates.

North America and Europe drove most of the fund’s gain
Investors found reasons to applaud the global stock markets over the six months. Whenever it seemed that various

Market Barometer

			Total Returns
		Periods Ended April 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	17.12%	18.02%	3.30%
Russell 2000 Index (Small-caps)	23.73	22.20	3.89
Dow Jones U.S. Total Stock Market Index	17.28	18.40	3.65
MSCI All Country World Index ex USA (International)	12.44	19.73	3.55

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	0.02%	5.36%	6.33%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-1.68	2.20	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.02

CPI
Consumer Price Index	2.83%	3.16%	2.22%

4

calamities and turmoil around the world might restrain performance, higher corporate earnings and improved economic data sent stocks moving forward again.

North American markets led the productive pack. The stock markets of the United States and Canada, which represented close to half of the fund’s assets, together returned about 16% as measured in the FTSE All-World Index. Of course, most of that return came from the United States, which is by far the biggest single market represented in the fund, accounting for more than 40% of its assets.

Reflecting a growing economy and increased consumer confidence, all sectors aside from utilities produced double-digit returns. U.S.-based energy companies led the gains as rising oil prices sent the stocks of oil and gas companies higher, and equipment and service providers hopped on for the ride. Industrials and materials were also quite strong.

Canadian stocks, which climbed nearly 18%, can’t be overlooked. Among all the countries represented in the fund, Canada made the third-highest contribution to return. Energy, financial, and materials stocks were keys to the climb of Canada, which is also experiencing an economic rebound following the financial crisis.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.45%	0.23%	0.25%	1.46%

The fund expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the fund’s annualized expense ratios were 0.43% for Investor Shares, 0.22% for Institutional Shares, and 0.24% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: International Funds.

5

Europe, the fund’s second-largest region at about 25% of assets on average, wasn’t far off the pace set by North America. European stocks advanced more than 15%. As I noted earlier, the dollar’s depreciation against the euro was partially responsible for this strong result.

Companies from the United Kingdom, Germany, France, and Switzerland provided most of the regional gain. Global economic expansion helped the industrial sector, while higher oil and commodity prices lifted the energy and materials sectors, respectively.

Investment insight

A note on foreign currency translation effects
When you buy stocks of companies based outside of your home country, you gain exposure to a wider array of economic and market forces, including the dynamics of the foreign exchange markets.

The exchange rate of the U.S. dollar versus another currency is the price at which the dollar can be converted into that currency. For example, if the exchange rate of the U.S. dollar versus Britain’s pound sterling is $1.50, it takes 1.5 dollars to purchase 1 pound. If the U.S. dollar weakens—say, to a rate of $2.00—then you’ll need 2 dollars to buy 1 pound. Conversely, if the dollar strengthens to $1.25, it will take fewer dollars to buy a pound.

The price of one currency relative to another is determined by supply and demand factors—including interest rates, the strength of the two economies, and geopolitical risks. In the long run, the portfolio effects of exchange rate movements tend to balance out. But a rise or fall in the dollar’s value versus other currencies can influence short-term returns. Exchange rate changes also affect the purchasing power of each new dollar you invest in foreign stocks, just as they affect the prices of foreign goods. And they can have a less immediately visible impact on a company’s profits, ultimately driving its stock price.

Performance during the period
From October 31, 2010, through April 30, 2011, most major currencies rose in value against the U.S. dollar. In part, this reflected the Federal Reserve’s policy of holding short-term interest rates near zero while some foreign central banks raised rates. For
U.S.-based investors, the shrinking dollar boosted returns earned in markets abroad.
Two widely used international benchmarks show the effect: the MSCI Europe Index returned more than 15% when translated into U.S. dollars, and the MSCI Emerging
Markets Index returned nearly 10% in dollars––both nearly double the indexes’
local-currency returns.

6

Emerging markets, which had some of the best returns worldwide in recent years, downshifted over the six-month period as inflation concerns and unrest in the Middle East weighed on performance. Still, these markets’ aggregate return of about 10% is fairly impressive when viewed through a historical and long-term lens. Taiwan and Russia made strong contributions. The high-profile Indian market, beset by political and inflation worries, lost ground.

Of course, Japan’s tragic earthquake and nuclear crisis affected the overall performance of the Pacific region, which still notched a respectable return of about 8%. Japanese stocks, which had been climbing before the March catastrophes, finished the period with a gain of about 5%. The nation’s energy sector—which includes the firm in charge of the damaged nuclear plant—was responsible for much of the market’s weakness, but consumer discretionary and industrial firms offered some support. Australia provided the region’s best result, as its materials sector benefited from the rise in commodity prices.

Manage your portfolio with a long-term perspective
The recovery of global stocks has now stretched for more than two years, and memories of the financial crisis linger rather than loom. The latest six-month returns, outstanding on a historical basis, are especially impressive when you consider the many challenges the markets faced during the period. Investors tapped their brakes on bad news that might have sent them screeching to a halt a few years ago.

Indeed, emotions play a role in the short-term movements of stock markets, and anguish and elation have sent the markets to lows and highs they wouldn’t have reached on their own. At Vanguard, we believe that a long-term perspective is crucial and that investors should bring a logical approach to the short-term swings that will always plague stocks.

This means building and maintaining a well-balanced and diversified portfolio that matches your appetite for risk, long-term goals, and time horizon. Such a portfolio may include stocks from both the United States and abroad, as well as bonds and cash reserves. Vanguard research has shown that a combination of U.S. and international stocks has experienced lower volatility than an all-domestic portfolio over longer periods. The Total World Stock Index Fund, with its skilled management by Vanguard Quantitative Equity Group, its low expenses, and its diverse mix of stocks across the globe, can be a core asset in such a well-balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2011

7

Total World Stock Index Fund

Fund Profile
As of April 30, 2011

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.45%	0.23%	0.25%

Portfolio Characteristics
			FTSE
			All-World
		Fund	Index
Number of Stocks		2,894	2,854
Median Market Cap	$37.0B		$37.1B
Price/Earnings Ratio		14.9x	14.8x
Price/Book Ratio		1.9x	1.9x
Return on Equity		18.9%	18.7%
Earnings Growth Rate		4.0%	4.1%
Dividend Yield		2.4%	2.5%
Turnover Rate
(Annualized)		8%	—
Short-Term Reserves		0.0%	—

Sector Diversification (% of equity exposure)
			FTSE
			All-World
		Fund	Index
Consumer Discretionary		9.8%	9.8%
Consumer Staples		9.3	9.3
Energy		11.9	11.9
Financials		21.0	21.1
Health Care		8.0	8.0
Industrials		11.1	11.1
Information Technology		11.3	11.3
Materials		9.2	9.1
Telecommunication
Services		4.7	4.6
Utilities		3.7	3.8

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp	Integrated Oil &
	Gas	1.4%
Apple Inc	Computer
	Hardware	1.0
BHP Billiton	Diversified Metals
	& Mining	0.8
Royal Dutch Shell plc	Integrated Oil &
	Gas	0.8
Chevron Corp.	Integrated Oil &
	Gas	0.7
Microsoft Corp.	Systems Software	0.7
General Electric Co.	Industrial
	Conglomerates	0.7
Nestle SA	Packaged Foods &
	Meats	0.7
International Business	IT Consulting &
Machines Corp.	Other Services	0.7
HSBC Holdings plc	Diversified Banks	0.6
Top Ten		8.1%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.43% for Investor Shares, 0.22% for Institutional Shares, and 0.24% for ETF Shares.

8

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	Index
Europe
United Kingdom	8.2%	8.2%
France	4.5	4.5
Germany	3.5	3.5
Switzerland	3.0	3.1
Spain	1.6	1.6
Sweden	1.3	1.3
Italy	1.3	1.3
Netherlands	1.0	1.0
Other	2.2	2.1
Subtotal	26.6%	26.6%
Pacific
Japan	7.2%	7.2%
Australia	3.4	3.4
Hong Kong	1.4	1.3
Other	0.8	0.8
Subtotal	12.8%	12.7%
Emerging Markets
China	2.5%	2.5%
Brazil	2.3	2.3
South Korea	2.3	2.3
Taiwan	1.6	1.6
India	1.3	1.3
South Africa	1.2	1.2
Russia	1.0	1.0
Other	2.9	2.8
Subtotal	15.1%	15.0%
Middle East	0.3%	0.3%
North America
United States	41.1%	41.3%
Canada	4.1	4.1
Subtotal	45.2%	45.4%

9

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 26, 2008, Through April 30, 2011

Note: For 2011, performance data reflect the six months ended April 30, 2011.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	6/26/2008	13.94%	1.79%
Fee-Adjusted Returns		13.65	1.70
Institutional Shares	10/9/2008	14.13	20.40
Fee-Adjusted Returns		13.85	20.27
ETF Shares	6/24/2008
Market Price		14.17	1.53
Net Asset Value		14.13	1.42

The Fiscal-Year Total Returns chart is not adjusted for fees. In the final table, fee-adjusted returns reflect the 0.25% purchase fee but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares.

See Financial Highlights for dividend and capital gains information.

10

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	141,223	7,150	0.5%
Commonwealth Bank of Australia	67,150	3,964	0.3%
Australia—Other †		37,656	2.6%
		48,770	3.4%

Austria †		2,174	0.1%

Belgium †		5,231	0.4%

Brazil †		32,662	2.3%

Canada
Imperial Oil Ltd.	14,490	766	0.1%
Canada—Other †		57,877	4.0%
		58,643	4.1%

Chile †		3,516	0.2%

China †		35,091	2.4%

Colombia †		1,577	0.1%

Czech Republic †		942	0.1%

Denmark †		7,040	0.5%

Egypt †		791	0.1%

11

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Finland †		5,845	0.4%
France
Total SA	98,288	6,295	0.5%
Sanofi-Aventis SA	57,279	4,532	0.3%
France—Other †		53,174	3.7%
		64,001	4.5%
Germany
Siemens AG	40,233	5,852	0.4%
*,^ BASF SE	40,626	4,172	0.3%
Germany—Other †		39,705	2.8%
		49,729	3.5%
Greece †		1,321	0.1%
Hong Kong †		19,236	1.3%
Hungary †		1,201	0.1%
[1]India †		18,640	1.3%
Indonesia †		4,879	0.3%
Ireland †		1,502	0.1%
Israel †		4,385	0.3%
Italy †		18,477	1.3%
Japan
Toyota Motor Corp.	103,130	4,114	0.3%
TonenGeneral Sekiyu KK	11,000	136	0.0%
Japan—Other †		98,182	6.9%
		102,432	7.2%
Luxembourg †		602	0.0%
Malaysia †		7,197	0.5%
Mexico †		9,423	0.7%
Morocco †		224	0.0%
Netherlands †		13,984	1.0%
New Zealand †		766	0.1%
Norway †		5,604	0.4%
Peru †		1,189	0.1%

12

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Philippines †		1,031	0.1%

Poland †		2,726	0.2%

Portugal †		1,908	0.1%

Russia †		14,470	1.0%

Singapore †		9,970	0.7%

South Africa †		16,995	1.2%

South Korea
1 Samsung Electronics Co. Ltd. GDR	12,756	5,325	0.4%
South Korea—Other †		26,986	1.9%
		32,311	2.3%
Spain
Telefonica SA	202,082	5,429	0.4%
Banco Santander SA	363,730	4,645	0.3%
Spain—Other †		12,387	0.9%
		22,461	1.6%

Sweden †		18,642	1.3%

Switzerland
Nestlé SA	152,492	9,465	0.7%
Novartis AG	99,022	5,872	0.4%
Roche Holding AG	30,655	4,976	0.3%
1 Switzerland—Other †		22,762	1.6%
		43,075	3.0%

Taiwan †		22,722	1.6%

Thailand †		3,269	0.2%

Turkey †		2,642	0.2%

United Kingdom
HSBC Holdings plc	772,406	8,425	0.6%
Vodafone Group plc	2,284,336	6,604	0.5%
BP plc	829,252	6,375	0.5%
Royal Dutch Shell plc Class A	156,118	6,081	0.4%
GlaxoSmithKline plc	228,283	4,987	0.4%
Rio Tinto plc	67,214	4,904	0.3%
Royal Dutch Shell plc Class B	118,942	4,627	0.3%
BHP Billiton plc	95,666	4,045	0.3%
United Kingdom—Other †		70,499	4.9%
		116,547	8.2%

13

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
United States
Exxon Mobil Corp.		221,919	19,529	1.4%
* Apple Inc.		40,252	14,017	1.0%
Chevron Corp.		88,224	9,655	0.7%
Microsoft Corp.		369,783	9,622	0.7%
General Electric Co.		469,571	9,603	0.7%
International Business Machines Corp.		54,554	9,306	0.6%
AT&T Inc.		261,459	8,137	0.6%
Procter & Gamble Co.		122,671	7,961	0.6%
Johnson & Johnson		120,861	7,943	0.6%
Oracle Corp.		218,211	7,867	0.5%
JPMorgan Chase & Co.		172,040	7,850	0.5%
Pfizer Inc.		354,805	7,437	0.5%
Coca-Cola Co.		101,894	6,874	0.5%
Wells Fargo & Co.		230,319	6,705	0.5%
Wal-Mart Stores Inc.		117,203	6,444	0.4%
* Citigroup Inc.		1,275,383	5,854	0.4%
* Google Inc. Class A		10,478	5,701	0.4%
Intel Corp.		241,523	5,601	0.4%
Philip Morris International Inc.		79,642	5,530	0.4%
Bank of America Corp.		443,840	5,450	0.4%
Schlumberger Ltd.		60,047	5,389	0.4%
ConocoPhillips		62,918	4,966	0.3%
Merck & Co. Inc.		134,353	4,830	0.3%
PepsiCo Inc.		69,709	4,802	0.3%
Verizon Communications Inc.		124,613	4,708	0.3%
Cisco Systems Inc.		242,217	4,253	0.3%
Occidental Petroleum Corp.		35,485	4,056	0.3%
QUALCOMM Inc.		70,243	3,993	0.3%
* Berkshire Hathaway Inc. Class A		32	3,992	0.3%
United States—Other †			380,138	26.6%
			588,213	41.2%
Total Common Stocks (Cost $1,137,083)			1,424,056	99.8%

	Coupon
Temporary Cash Investment
Money Market Fund
[2,3] Vanguard Market Liquidity
Fund (Cost $38,484)	0.179%	38,483,970	38,484	2.7%
Total Investments (Cost $1,175,567)			1,462,540	102.5%
Other Assets and Liabilities
Other Assets			5,748	0.4%
Liabilities[3]			(41,075)	(2.9%)
			(35,327)	(2.5%)
Net Assets			1,427,213	100.0%

14

Total World Stock Index Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	1,143,780
Undistributed Net Investment Income	7,021
Accumulated Net Realized Losses	(10,661)
Unrealized Appreciation (Depreciation)
Investment Securities	286,973
Foreign Currencies	100
Net Assets	1,427,213

Investor Shares—Net Assets
Applicable to 15,560,372 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	328,171
Net Asset Value Per Share—Investor Shares	$21.09

Institutional Shares—Net Assets
Applicable to 861,302 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	91,119
Net Asset Value Per Share—Institutional Shares	$105.79

ETF Shares—Net Assets
Applicable to 19,462,475 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,007,923
Net Asset Value Per Share—ETF Shares	$51.79

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $36,718,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $7,229,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $38,484,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Dividends[1]	14,499
Interest[2]	6
Security Lending	102
Total Income	14,607
Expenses
The Vanguard Group—Note B
Investment Advisory Services	88
Management and Administrative—Investor Shares	519
Management and Administrative—Institutional Shares	48
Management and Administrative—ETF Shares	731
Marketing and Distribution—Investor Shares	41
Marketing and Distribution—Institutional Shares	9
Marketing and Distribution—ETF Shares	126
Custodian Fees	128
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	22
Trustees’ Fees and Expenses	1
Total Expenses	1,716
Net Investment Income	12,891
Realized Net Gain (Loss)
Investment Securities Sold	(1,171)
Foreign Currencies	(23)
Realized Net Gain (Loss)	(1,194)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	151,200
Foreign Currencies	52
Change in Unrealized Appreciation (Depreciation)	151,252
Net Increase (Decrease) in Net Assets Resulting from Operations	162,949
1 Dividends are net of foreign withholding taxes of $852,000.
2 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,891	19,020
Realized Net Gain (Loss)	(1,194)	29,502
Change in Unrealized Appreciation (Depreciation)	151,252	66,555
Net Increase (Decrease) in Net Assets Resulting from Operations	162,949	115,077
Distributions
Net Investment Income
Investor Shares	(4,815)	(2,072)
Institutional Shares	(1,119)	(292)
ETF Shares	(16,015)	(9,007)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(21,949)	(11,371)
Capital Share Transactions
Investor Shares	40,248	99,427
Institutional Shares	34,957	25,727
ETF Shares	174,642	160,401
Net Increase (Decrease) from Capital Share Transactions	249,847	285,555
Total Increase (Decrease)	390,847	389,261
Net Assets
Beginning of Period	1,036,366	647,105
End of Period[1]	1,427,213	1,036,366
1 Net Assets—End of Period includes undistributed net investment income of $7,021,000 and $16,075,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Financial Highlights

Investor Shares
	Six Months			June 26,
	Ended			2008[1] to
	April 30,	Year Ended October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.85	$16.66	$13.71	$20.00
Investment Operations
Net Investment Income	.165	.359[2]	.328[2]	.160[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.425	2.076	2.698	(6.450)
Total from Investment Operations	2.590	2.435	3.026	(6.290)
Distributions
Dividends from Net Investment Income	(.350)	(.245)	(.076)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.350)	(.245)	(.076)	—
Net Asset Value, End of Period	$21.09	$18.85	$16.66	$13.71

Total Return[3]	13.92%	14.73%	22.25%	-31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$328	$255	$131	$41
Ratio of Total Expenses to Average Net Assets	0.43%	0.45%	0.50%	0.46%[4]
Ratio of Net Investment Income to Average Net Assets	1.98%	2.03%	2.28%	2.32%[4]
Portfolio Turnover Rate[5]	8%	7%	18%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months			Oct. 9,
	Ended			2008[1] to
	April 30,	Year Ended October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$94.62	$83.54	$68.63	$66.81
Investment Operations
Net Investment Income	.941	1.893[2]	1.884[2]	.124[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	12.154	10.538	13.457	1.696
Total from Investment Operations	13.095	12.431	15.341	1.820
Distributions
Dividends from Net Investment Income	(1.925)	(1.351)	(.431)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.925)	(1.351)	(.431)	—
Net Asset Value, End of Period	$105.79	$94.62	$83.54	$68.63

Total Return[4]	14.04%	15.01%	22.55%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91	$48	$17	$7
Ratio of Total Expenses to Average Net Assets	0.22%	0.23%	0.25%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	2.19%	2.25%	2.53%	2.58%[5]
Portfolio Turnover Rate[6]	8%	7%	18%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.03, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

ETF Shares
	Six Months			June 24,
	Ended			2008[1] to
	April 30,	Year Ended October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$46.30	$40.88	$33.59	$49.74
Investment Operations
Net Investment Income	.451	.964[2]	.871[2]	.340[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	5.957	5.118	6.622	(16.490)
Total from Investment Operations	6.408	6.082	7.493	(16.150)
Distributions
Dividends from Net Investment Income	(.918)	(.662)	(.203)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.918)	(.662)	(.203)	—
Net Asset Value, End of Period	$51.79	$46.30	$40.88	$33.59

Total Return	14.03%	15.00%	22.49%	-32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,008	$733	$499	$114
Ratio of Total Expenses to Average Net Assets	0.24%	0.25%	0.30%	0.29%[4]
Ratio of Net Investment Income to Average Net Assets	2.17%	2.23%	2.48%	2.49%[4]
Portfolio Turnover Rate[5]	8%	7%	18%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.02, $.02, and $.01.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

21

Total World Stock Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $215,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	588,213	—	—
Common Stocks—International	123,164	712,679	—
Temporary Cash Investments	38,484	—	—
Total	749,861	712,679	—

22

Total World Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2011:

Investments in
Common Stocks—
International
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	4
Change in Unrealized Appreciation (Depreciation)	(4)
Balance as of April 30, 2011	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2011, the fund realized net foreign currency losses of $23,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2011, the fund realized gains on the sale of passive foreign investment companies of $27,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2011, was $1,093,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $9,435,000 to offset future net capital gains of $572,000 through October 31, 2016, $7,777,000 through October 31, 2017, and $1,086,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

23

Total World Stock Index Fund

At April 30, 2011, the cost of investment securities for tax purposes was $1,176,660,000. Net unrealized appreciation of investment securities for tax purposes was $285,880,000, consisting of unrealized gains of $307,863,000 on securities that had risen in value since their purchase and $21,983,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2011, the fund purchased $287,221,000 of investment securities and sold $46,653,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	68,932	3,487	149,093	8,519
Issued in Lieu of Cash Distributions	4,116	214	1,883	108
Redeemed[2]	(32,800)	(1,667)	(51,549)	(2,964)
Net Increase (Decrease)—Investor Shares	40,248	2,034	99,427	5,663
Institutional Shares
Issued[1]	38,002	385	29,459	343
Issued in Lieu of Cash Distributions	1,119	12	292	3
Redeemed[2]	(4,164)	(42)	(4,024)	(44)
Net Increase (Decrease)—Institutional Shares	34,957	355	25,727	302
ETF Shares
Issued[1]	174,642	3,619	240,124	5,437
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(79,723)	(1,800)
Net Increase (Decrease)—ETF Shares	174,642	3,619	160,401	3,637
1 Includes purchase fees for fiscal 2011 and 2010 of $171,000 and $422,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2011 and 2010 of $14,000 and $41,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended April 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2010	4/30/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,139.23	$2.28
Institutional Shares	1,000.00	1,140.41	1.17
ETF Shares	1,000.00	1,140.32	1.27
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.66	$2.16
Institutional Shares	1,000.00	1,023.70	1.10
ETF Shares	1,000.00	1,023.60	1.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares, 0.22% for Institutional Shares, and 0.24% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since the fund’s inception in 2008, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations and that its results have been consistent with its investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate is also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062011

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Australia (3.4%)
BHP Billiton Ltd.	141,223	7,150
Commonwealth Bank of Australia	67,150	3,964
Westpac Banking Corp.	130,990	3,576
Australia & New Zealand Banking Group Ltd.	113,894	3,034
National Australia Bank Ltd.	95,055	2,830
Wesfarmers Ltd.	44,046	1,614
Woolworths Ltd.	53,409	1,554
Newcrest Mining Ltd.	33,199	1,512
Rio Tinto Ltd.	14,402	1,304
Woodside Petroleum Ltd.	25,325	1,302
QBE Insurance Group Ltd.	50,547	1,038
Westfield Group	101,603	1,007
CSL Ltd.	23,715	895
Origin Energy Ltd.	49,303	884
AMP Ltd.	128,629	774
Santos Ltd.	37,313	620
Brambles Ltd.	82,599	612
Telstra Corp. Ltd.	187,253	598
Macquarie Group Ltd.	15,203	588
Foster's Group Ltd.	82,763	511
Orica Ltd.	17,406	509
Suncorp Group Ltd.	54,641	500
Oil Search Ltd.	61,253	474
Stockland	104,876	435
Fortescue Metals Group Ltd.	63,279	429
Amcor Ltd.	53,230	409
WorleyParsons Ltd.	12,049	402
Incitec Pivot Ltd.	92,120	381
Westfield Retail Trust	128,701	374
Transurban Group	61,549	358
Insurance Australia Group Ltd.	91,161	357
Computershare Ltd.	33,059	352
Coca-Cola Amatil Ltd.	24,908	327
AGL Energy Ltd.	19,654	314
Alumina Ltd.	113,461	284
Wesfarmers Ltd. Price Protected Shares	7,228	267
ASX Ltd.	7,453	263
GPT Group	74,953	260
Iluka Resources Ltd.	17,880	246
Leighton Holdings Ltd.	9,205	245
Lend Lease Group	24,890	238
TABCORP Holdings Ltd.	27,667	232
Crown Ltd.	24,364	226
OZ Minerals Ltd.	138,298	220
Sonic Healthcare Ltd.	15,789	217
Asciano Ltd.	117,762	214
Mirvac Group	147,033	205
Goodman Group	258,927	202
Cochlear Ltd.	2,186	193
Toll Holdings Ltd.	30,015	186
Dexus Property Group	184,598	179
OneSteel Ltd.	72,031	169
CFS Retail Property Trust	85,986	169
BlueScope Steel Ltd.	88,012	168
Boral Ltd.	30,698	166
* Lynas Corp. Ltd.	68,768	159
Sims Metal Management Ltd.	7,941	152
Bendigo and Adelaide Bank Ltd.	14,535	149
Metcash Ltd.	33,030	147
Tatts Group Ltd.	57,251	146
Ramsay Health Care Ltd.	6,298	125

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	James Hardie Industries SE	18,778	122
	MacArthur Coal Ltd.	9,333	119
	Challenger Ltd.	21,706	115
	Perpetual Ltd.	3,357	106
	Bank of Queensland Ltd.	9,563	104
*	Paladin Energy Ltd.	27,467	99
	Harvey Norman Holdings Ltd.	30,328	89
*	Qantas Airways Ltd.	37,665	87
	MAp Group	25,619	83
	Billabong International Ltd.	10,795	80
	Commonwealth Property Office Fund	79,237	80
	Caltex Australia Ltd.	4,908	77
	Whitehaven Coal Ltd.	10,256	72
	Downer EDI Ltd.	17,239	70
	Ansell Ltd.	4,554	70
	IOOF Holdings Ltd.	8,692	68
	Charter Hall Office REIT	17,571	68
	Coal & Allied Industries Ltd.	540	66
	Goodman Fielder Ltd.	55,147	65
	Flight Centre Ltd.	2,301	60
	CSR Ltd.	17,672	58
	New Hope Corp. Ltd.	10,034	54
	Ten Network Holdings Ltd.	34,205	51
	Adelaide Brighton Ltd.	14,606	51
	Aristocrat Leisure Ltd.	17,415	50
*	Aquila Resources Ltd.	4,970	50
	Platinum Asset Management Ltd.	9,324	47
	DuluxGroup Ltd.	13,950	43
	GWA Group Ltd.	11,242	40
	SP AusNet	38,822	37
	Consolidated Media Holdings Ltd.	11,572	35
	Fairfax Media Ltd.	19,902	29
*	Nufarm Ltd.	4,786	25
*	Macquarie Atlas Roads Group	11,957	24
	Australand Property Group	5,249	18
	Envestra Ltd.	20,533	14
	Energy Resources of Australia Ltd.	2,196	13
	West Australian Newspapers Holdings Ltd.	1,314	7
	APN News & Media Ltd.	2,880	5
*	Gunns Ltd.	6,004	4
			48,770
Austria (0.1%)
	Voestalpine AG	11,865	584
	Erste Group Bank AG	11,494	580
	OMV AG	5,964	272
	Telekom Austria AG	12,886	199
*	IMMOFINANZ AG	40,627	193
	Verbund AG	2,641	119
	Raiffeisen Bank International AG	1,913	106
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,514	90
	Strabag SE	916	31
			2,174
Belgium (0.4%)
^	Anheuser-Busch InBev NV	34,701	2,215
	Delhaize Group SA	5,624	487
	Umicore SA	8,094	464
^	Groupe Bruxelles Lambert SA	3,424	339
	Ageas	101,450	308
*	KBC Groep NV	7,048	287
^	Belgacom SA	6,751	265
	UCB SA	4,930	238
	Solvay SA Class A	1,518	219
	Colruyt SA	2,487	143

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Dexia SA	33,590	134
*	Cie Nationale a Portefeuille	1,168	84
	Mobistar SA	649	48
			5,231
Brazil (2.3%)
	Petroleo Brasileiro SA ADR Type A	98,831	3,298
	Vale SA Class B Pfd. ADR	84,943	2,540
	Itau Unibanco Holding SA ADR	103,283	2,453
	Petroleo Brasileiro SA ADR	65,367	2,440
	Vale SA Class B ADR	67,044	2,239
	Banco Bradesco SA ADR	89,313	1,807
	Cia de Bebidas das Americas ADR	55,195	1,798
	Cia Siderurgica Nacional SA ADR	61,110	973
	Banco do Brasil SA	48,793	896
	Itausa - Investimentos Itau SA Prior Pfd.	114,297	876
	Petroleo Brasileiro SA Prior Pfd.	47,292	768
	BRF - Brasil Foods SA	35,424	718
	BM&FBovespa SA	87,150	654
	Petroleo Brasileiro SA	33,046	604
	Embraer SA ADR	16,459	535
	Natura Cosmeticos SA	18,200	511
	Gerdau SA ADR	40,994	495
	Tim Participacoes SA ADR	8,648	408
	CCR SA	12,800	397
	Banco Santander Brasil SA	32,600	377
	Redecard SA	21,588	314
	Tele Norte Leste Participacoes SA ADR	18,355	313
*	OGX Petroleo e Gas Participacoes SA	27,600	292
	Cia Energetica de Minas Gerais ADR	13,715	286
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	5,638	250
	PDG Realty SA Empreendimentos e Participacoes	42,000	247
	Brasil Telecom SA ADR	8,255	233
	Ultrapar Participacoes SA Prior Pfd.	11,872	208
	Centrais Eletricas Brasileiras SA Prior Pfd.	11,300	207
	Bradespar SA Prior Pfd.	7,900	205
	All America Latina Logistica SA	24,800	204
	Centrais Eletricas Brasileiras SA	13,300	194
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	17,800	182
	Souza Cruz SA	16,000	182
	Vale SA Prior Pfd.	6,200	182
	Cia de Bebidas das Americas	6,690	180
	Cielo SA	18,889	177
	Hypermarcas SA	12,512	168
	Tractebel Energia SA	9,000	159
	Lojas Renner SA	4,100	152
	Vivo Participacoes SA Prior Pfd.	3,600	146
	Metalurgica Gerdau SA Prior Pfd. Class A	9,500	137
*	Braskem SA Prior Pfd.	9,400	136
	Vale SA	4,100	135
	Weg SA	10,647	132
	Cia Paranaense de Energia Prior Pfd.	4,400	119
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,998	117
	Usinas Siderurgicas de Minas Gerais SA	7,000	114
	Lojas Americanas SA Prior Pfd.	12,200	109
	Cia Energetica de Sao Paulo Prior Pfd.	5,385	104
	Fibria Celulose SA	6,400	100
	Klabin SA Prior Pfd.	25,200	98
	Suzano Papel e Celulose SA Prior Pfd.	8,834	87
	AES Tiete SA Prior Pfd.	5,100	84
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	3,408	83
*	NET Servicos de Comunicacao SA Prior Pfd.	8,900	82

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Duratex SA	7,800	82
	Banco do Estado do Rio Grande do Sul Prior Pfd.	6,800	81
	TAM SA Prior Pfd.	3,869	79
	Porto Seguro SA	4,572	76
	MRV Engenharia e Participacoes SA	8,200	72
	Cia de Saneamento Basico do Estado de Sao Paulo	2,400	70
	Light SA	3,973	67
	Telemar Norte Leste SA Prior Pfd.	1,900	66
	Vale Fertilizantes SA Prior Pfd.	6,292	65
	Brasil Telecom SA Prior Pfd.	7,000	65
	Gerdau SA	6,200	60
	Marfrig Alimentos SA	5,900	60
	Tim Participacoes SA	11,000	60
	Amil Participacoes SA	4,900	59
	JBS SA	17,398	59
	B2W Cia Global Do Varejo	4,036	56
	Cia Energetica de Minas Gerais Prior Pfd.	2,750	56
	EDP - Energias do Brasil SA	2,200	55
	AES Tiete SA	3,549	53
	CPFL Energia SA	1,800	52
*	MMX Mineracao e Metalicos SA	8,100	51
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	1,573	51
*	PortX Operacoes Portuarias SA	22,608	50
	Cia Energetica de Minas Gerais	2,928	47
	Tele Norte Leste Participacoes SA	2,200	47
	Cosan SA Industria e Comercio	2,900	44
	M Dias Branco SA	1,600	41
	Multiplan Empreendimentos Imobiliarios SA	1,700	36
	Telecomunicacoes de Sao Paulo SA Prior Pfd.	1,300	35
	LLX Logistica SA	11,800	34
	Cia de Gas de Sao Paulo Prior Pfd.	1,000	28
			32,662
Canada (4.1%)
	Royal Bank of Canada	62,180	3,917
^	Toronto-Dominion Bank	38,600	3,342
	Suncor Energy Inc.	68,352	3,150
	Bank of Nova Scotia	46,999	2,866
	Barrick Gold Corp.	43,970	2,246
	Canadian Natural Resources Ltd.	47,660	2,242
	Potash Corp. of Saskatchewan Inc.	38,610	2,181
	Goldcorp Inc.	34,687	1,939
	Bank of Montreal	24,815	1,630
	Canadian National Railway Co.	19,940	1,547
	Canadian Imperial Bank of Commerce	17,152	1,485
	Manulife Financial Corp.	77,150	1,385
	Teck Resources Ltd. Class B	25,320	1,376
	TransCanada Corp.	29,850	1,284
	Cenovus Energy Inc.	33,074	1,272
*	Research In Motion Ltd.	22,862	1,114
	Encana Corp.	32,900	1,105
	Talisman Energy Inc.	45,200	1,092
	Enbridge Inc.	16,290	1,059
	Brookfield Asset Management Inc. Class A	27,320	920
	Nexen Inc.	34,104	902
	Sun Life Financial Inc.	25,000	818
	Rogers Communications Inc. Class B	21,000	795
	Imperial Oil Ltd.	14,490	766
	Kinross Gold Corp.	47,800	758
	Thomson Reuters Corp.	18,201	738
	Agrium Inc.	7,651	693
	Valeant Pharmaceuticals International Inc.	12,600	664
	Silver Wheaton Corp.	15,500	631

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Cameco Corp.	20,628	609
	National Bank of Canada	6,930	574
	Canadian Pacific Railway Ltd.	8,414	558
*	Ivanhoe Mines Ltd.	20,479	537
	Magna International Inc.	10,360	532
	Power Corp. of Canada	17,090	514
	First Quantum Minerals Ltd.	3,600	513
	Crescent Point Energy Corp.	11,200	509
	Bombardier Inc. Class B	67,900	506
	Agnico-Eagle Mines Ltd.	7,159	499
	Tim Hortons Inc.	8,968	436
	Eldorado Gold Corp.	23,400	435
*	MEG Energy Corp.	8,100	428
	Shoppers Drug Mart Corp.	9,460	412
*	CGI Group Inc. Class A	18,730	410
	BCE Inc.	10,800	405
	Power Financial Corp.	12,060	401
	SNC-Lavalin Group Inc.	6,400	387
	Yamana Gold Inc.	30,100	384
	Husky Energy Inc.	11,460	358
	Shaw Communications Inc. Class B	16,720	353
	Pacific Rubiales Energy Corp.	11,400	346
	IAMGOLD Corp.	15,900	331
	Great-West Lifeco Inc.	11,400	328
	Fairfax Financial Holdings Ltd.	800	323
	Brookfield Properties Corp.	15,300	303
	Saputo Inc.	6,300	300
	RioCan Real Estate Investment Trust	11,100	297
	IGM Financial Inc.	5,300	273
	Fortis Inc.	7,600	261
	Intact Financial Corp.	5,000	254
	Canadian Utilities Ltd. Class A	4,400	249
	Canadian Tire Corp. Ltd. Class A	3,300	210
	CI Financial Corp.	8,300	203
	Finning International Inc.	6,900	202
	Loblaw Cos. Ltd.	4,800	202
	TransAlta Corp.	8,860	197
	Niko Resources Ltd.	2,000	169
*	Osisko Mining Corp.	10,900	160
	George Weston Ltd.	2,200	158
	TELUS Corp.	2,100	111
	TELUS Corp. Class A	1,700	86
	Bombardier Inc. Class A	415	3
			58,643
Chile (0.2%)
	Empresa Nacional de Electricidad SA ADR	10,679	602
	SACI Falabella	40,874	446
	Empresas COPEC SA	22,788	442
	Sociedad Quimica y Minera de Chile SA ADR	4,510	275
	CAP SA	4,556	245
	Empresas CMPC SA	4,266	237
	Cencosud SA	26,791	212
	Enersis SA ADR	8,341	178
	Banco de Chile	949,277	142
	Banco Santander Chile ADR	1,442	132
	Lan Airlines SA	3,727	105
	Colbun SA	265,292	80
	Banco de Credito e Inversiones	1,050	71
	Corpbanca	4,158,795	66
	AES Gener SA	92,643	57
	ENTEL Chile SA	2,800	57
	Cia Cervecerias Unidas SA	4,054	49
	Enersis SA	114,300	49
	Embotelladora Andina SA Prior Pfd.	7,625	37
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	353	21

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Banco Santander Chile	145,800	13
			3,516
China (2.4%)
	China Construction Bank Corp.	3,167,060	2,999
	China Mobile Ltd.	265,500	2,442
	Industrial & Commercial Bank of China	2,844,245	2,413
	CNOOC Ltd.	786,000	1,954
	Bank of China Ltd.	2,759,800	1,528
	PetroChina Co. Ltd.	936,000	1,359
	China Life Insurance Co. Ltd.	329,000	1,176
	Tencent Holdings Ltd.	40,400	1,154
	Ping An Insurance Group Co.	94,500	1,030
	China Petroleum & Chemical Corp.	801,319	808
	China Shenhua Energy Co. Ltd.	170,500	796
	China Unicom Hong Kong Ltd.	354,574	725
	Belle International Holdings Ltd.	270,000	528
	China Merchants Bank Co. Ltd.	190,131	491
	China Telecom Corp. Ltd.	820,034	477
	Bank of Communications Co. Ltd.	405,144	430
	Hengan International Group Co. Ltd.	54,500	426
	Agricultural Bank of China Ltd.	656,500	389
	China Overseas Land & Investment Ltd.	200,480	387
	Yanzhou Coal Mining Co. Ltd.	84,000	330
	China Coal Energy Co. Ltd.	226,000	317
	China Pacific Insurance Group Co. Ltd.	70,200	304
	China Citic Bank Corp. Ltd.	398,509	286
	Want Want China Holdings Ltd.	291,000	262
	Anhui Conch Cement Co. Ltd.	54,000	256
^	Byd Co. Ltd.	68,000	247
	China Communications Construction Co. Ltd.	259,375	240
*	GCL-Poly Energy Holdings Ltd.	330,000	236
	Tsingtao Brewery Co. Ltd.	44,000	234
	Tingyi Cayman Islands Holding Corp.	88,000	234
	China Merchants Holdings International Co. Ltd.	50,000	231
	China National Building Material Co. Ltd.	104,000	220
	Citic Pacific Ltd.	73,000	219
	China Yurun Food Group Ltd.	58,000	213
	Aluminum Corp. of China Ltd.	221,331	208
	Inner Mongolia Yitai Coal Co. Class B	29,600	207
	China Resources Enterprise Ltd.	48,000	194
	Jiangxi Copper Co. Ltd.	56,000	191
	Lenovo Group Ltd.	306,000	179
	Evergrande Real Estate Group Ltd.	249,000	178
	Kunlun Energy Co. Ltd.	100,000	177
*	GOME Electrical Appliances Holding Ltd.	485,720	175
	China Minsheng Banking Corp. Ltd.	176,300	169
	Dongfeng Motor Group Co. Ltd.	106,000	166
	China Mengniu Dairy Co. Ltd.	53,000	163
*	PICC Property & Casualty Co. Ltd.	126,000	162
	China Resources Land Ltd.	92,000	159
	Air China Ltd.	146,000	148
	Kingboard Chemical Holdings Ltd.	27,000	148
	Beijing Enterprises Holdings Ltd.	27,500	146
	Weiqiao Textile Co.	161,401	146
	Zijin Mining Group Co. Ltd.	175,534	138
	China Resources Power Holdings Co. Ltd.	73,400	135
	China International Marine Containers Group Co. Ltd. Class B	61,500	132
	China Oilfield Services Ltd.	66,000	131
^	Guangzhou R&F Properties Co. Ltd.	94,000	129
	COSCO Pacific Ltd.	60,000	125
	ENN Energy Holdings Ltd.	32,000	110
	Guangzhou Automobile Group Co. Ltd.	93,857	106
*	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	38,600	102
*	Brilliance China Automotive Holdings Ltd.	102,000	100

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	China Railway Group Ltd.	184,000	99
	Weichai Power Co. Ltd.	14,000	96
^	Alibaba.com Ltd.	52,500	93
	China Shipping Development Co. Ltd.	86,442	91
	Sino-Ocean Land Holdings Ltd.	158,500	90
	BBMG Corp.	54,500	90
	Shandong Weigao Group Medical Polymer Co. Ltd.	32,000	88
	Zhuzhou CSR Times Electric Co. Ltd.	22,000	87
*	China COSCO Holdings Co. Ltd.	89,500	86
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	7,771	86
	Huaneng Power International Inc.	152,000	84
	Chaoda Modern Agriculture Holdings Ltd.	132,000	82
	China Resources Cement Holdings Ltd.	80,000	82
	Agile Property Holdings Ltd.	50,000	82
*	China Taiping Insurance Holdings Co. Ltd.	29,600	81
*	Semiconductor Manufacturing International Corp.	905,000	81
	Sinopharm Group Co.	23,200	81
	ZTE Corp.	22,212	80
	CSR Corp. Ltd.	72,000	80
	China High Speed Transmission Equipment Group Co. Ltd.	59,000	78
	Zhaojin Mining Industry Co. Ltd.	16,500	77
	Shanghai Industrial Holdings Ltd.	19,000	75
	Parkson Retail Group Ltd.	48,500	75
*	Chongqing Rural Commercial Bank	104,000	72
	Longfor Properties Co. Ltd.	42,500	68
	Shimao Property Holdings Ltd.	49,500	67
	Huabao International Holdings Ltd.	45,000	67
	China Rongsheng Heavy Industry Group Co. Ltd.	79,000	67
	China Vanke Co. Ltd. Class B	46,700	66
	Fushan International Energy Group Ltd.	94,000	66
	Soho China Ltd.	76,000	66
	Great Wall Motor Co. Ltd.	36,250	65
*	China Shipping Container Lines Co. Ltd.	161,000	64
	China Railway Construction Corp. Ltd.	72,626	64
	China Everbright Ltd.	28,000	62
	Anta Sports Products Ltd.	38,000	62
	Fosun International Ltd.	76,000	60
	Country Garden Holdings Co.	147,000	60
*	Yuexiu Property Co. Ltd.	283,200	60
	Poly Hong Kong Investments Ltd.	74,000	59
	Nine Dragons Paper Holdings Ltd.	51,000	58
	China Agri-Industries Holdings Ltd.	51,000	58
	Lee & Man Paper Manufacturing Ltd.	80,000	58
	China National Materials Co. Ltd.	57,000	56
	Zhejiang Expressway Co. Ltd.	68,000	56
	China Longyuan Power Group Corp.	53,000	55
*	Sinofert Holdings Ltd.	128,000	54
*	Metallurgical Corp. of China Ltd.	125,000	53
	Renhe Commercial Holdings Co. Ltd.	308,000	53
	Shanghai Electric Group Co. Ltd.	106,000	53
	Golden Eagle Retail Group Ltd.	20,000	53
	Geely Automobile Holdings Ltd.	130,000	52
	Angang Steel Co. Ltd.	38,000	49
	Li Ning Co. Ltd.	27,000	46
*	China Southern Airlines Co. Ltd.	88,000	46
	Weifu High-Technology Group Co. Ltd. Class B	12,505	46
	CSG Holding Co. Ltd. Class B	34,880	45
	Sany Heavy Equipment International Holdings Co. Ltd.	25,000	44
	China BlueChemical Ltd.	54,000	44
	Datang International Power Generation Co. Ltd.	114,000	43
	Hidili Industry International Development Ltd.	42,000	43
	China Molybdenum Co. Ltd.	46,000	41
	Lianhua Supermarket Holdings Co. Ltd.	10,000	41
	Dongfang Electric Corp. Ltd.	12,000	39

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	China Communications Services Corp. Ltd.	64,000	39
	Shui On Land Ltd.	86,500	38
	Shenzhen International Holdings Ltd.	412,500	38
	Jiangsu Expressway Co. Ltd.	36,000	38
	Travelsky Technology Ltd.	37,000	37
	Sinopec Shanghai Petrochemical Co. Ltd.	74,000	36
	China Dongxiang Group Co.	99,000	35
	TPV Technology Ltd.	60,000	35
	KWG Property Holding Ltd.	47,500	34
	Guangdong Investment Ltd.	66,000	34
	New World China Land Ltd.	91,400	33
	Kingboard Laminates Holdings Ltd.	37,000	33
*,^	China Eastern Airlines Corp. Ltd.	74,000	33
	China Foods Ltd.	46,000	32
	Shenzhen Investment Ltd.	100,000	31
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	21,900	31
	Bosideng International Holdings Ltd.	96,000	31
	Franshion Properties China Ltd.	96,000	30
^	Huadian Power International Co.	136,000	29
^	China Zhongwang Holdings Ltd.	56,800	29
	Jiangling Motors Corp. Ltd. Class B	9,600	29
*	Zhongsheng Group Holdings Ltd.	15,500	29
	Sinotruk Hong Kong Ltd.	34,000	28
	Hopewell Highway Infrastructure Ltd.	42,500	28
	Maanshan Iron & Steel	52,000	28
	Beijing Capital International Airport Co. Ltd.	54,000	27
*	China Travel International Inv HK	128,000	26
	Harbin Power Equipment Co. Ltd.	26,000	25
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	39,050	24
	C C Land Holdings Ltd.	61,000	24
*	Hopson Development Holdings Ltd.	20,000	20
	Sichuan Expressway Co. Ltd.	32,000	19
	China Huiyuan Juice Group Ltd.	28,000	18
*	Sinopec Yizheng Chemical Fibre Co. Ltd.	42,000	18
*	Double Coin Holdings Ltd. Class B	22,200	18
*	Hainan Airlines Co. Ltd. Class B	16,200	17
*	Xinjiang Goldwind Science & Technology Co. Ltd.	12,200	17
^	Guangzhou Pharmaceutical Co. Ltd.	14,000	16
*	Shanghai Haixin Group Co. Class B	25,000	15
	Shanghai Friendship Group Inc. Ltd. Class B	7,150	15
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd. Class B	9,100	14
	Foshan Electrical and Lighting Co. Ltd. Class B	13,300	13
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	21,800	13
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	7,600	13
	Anhui Expressway Co.	14,000	12
	Greentown China Holdings Ltd.	11,000	11
*	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	12,200	11
*	Jinzhou Port Co. Ltd. Class B	19,920	11
	Shandong Chenming Paper Holdings Ltd. Class B	12,300	10
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	8,500	10
	Chongqing Changan Automobile Co. Ltd. Class B	11,700	10
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	5,800	10
*	Citic Resources Holdings Ltd.	38,000	9
	Shenzhen Expressway Co. Ltd.	14,000	9
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	11,110	9
	China Merchants Property Development Co. Ltd. Class B	5,200	9
	Tianjin Capital Environmental Protection Group Co. Ltd.	28,000	9
	Bengang Steel Plates Co. Class B	15,300	9
*	BOE Technology Group Co. Ltd. Class B	37,300	9
*	Huadian Energy Co. Ltd. Class B	22,600	9
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	7,900	8
	Dazhong Transportation Group Co. Ltd. Class B	11,800	8
	Zhejiang Southeast Electric Power Co. Class B	12,800	8
	Guangdong Electric Power Development Co. Ltd. Class B	15,300	8

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	People's Food Holdings Ltd.	11,000	7
	Guangzhou Shipyard International Co. Ltd.	4,000	7
	Guangdong Provincial Expressway Development Co. Ltd. Class B	14,400	7
	Beijing North Star Co. Ltd.	28,000	7
	Sinotrans Ltd.	25,000	6
	Guangshen Railway Co. Ltd.	14,000	6
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	2,200	2
			35,091
Colombia (0.1%)
	BanColombia SA ADR	6,173	409
	Ecopetrol SA	180,911	389
	Grupo de Inversiones Suramericana SA	9,162	190
	Inversiones Argos SA	11,316	118
	BanColombia SA	7,150	117
	Almacenes Exito SA	6,752	104
	Interconexion Electrica SA ESP	11,504	82
	Cementos Argos SA	12,116	73
	Corp Financiera Colombiana SA	3,021	58
	Isagen SA ESP	28,143	37
			1,577
Czech Republic (0.1%)
	CEZ AS	7,643	438
	Komercni Banka AS	888	234
*	Unipetrol AS	15,024	179
	Telefonica O2 Czech Republic AS	3,549	91
			942
Denmark (0.5%)
	Novo Nordisk A/S Class B	21,254	2,691
*	Danske Bank A/S	39,789	955
	AP Moller - Maersk A/S Class B	68	689
	Carlsberg A/S Class B	4,623	549
	Danisco A/S	3,472	460
	Novozymes A/S	2,305	399
	Coloplast A/S Class B	2,490	366
*	Vestas Wind Systems A/S	9,700	344
	AP Moller - Maersk A/S	23	226
*	FLSmidth & Co. A/S	1,919	173
*	William Demant Holding A/S	842	78
	Tryg A/S	1,023	65
	H Lundbeck A/S	1,400	34
	Rockwool International A/S Class B	83	11
			7,040
Egypt (0.1%)
	Orascom Construction Industries GDR	5,626	231
*	Orascom Telecom Holding SAE GDR	38,940	135
	Commercial International Bank Egypt SAE	23,974	111
	Egyptian Financial Group-Hermes Holding	13,601	40
	Egyptian Kuwaiti Holding Co.	29,640	38
	Egyptian Co. for Mobile Services	1,403	34
	Telecom Egypt	11,972	33
*	Talaat Moustafa Group	53,395	32
	National Societe Generale Bank SAE	4,054	25
*	ElSwedy Electric Co.	2,748	19
*	Ezz Steel	14,391	19
	South Valley Cement	26,077	19
	Sidi Kerir Petrochemcials Co.	6,032	14
*	Egyptian Iron & Steel Co.	7,482	9
*	Medinet Nasr Housing	1,915	7
*	Oriental Weavers	1,379	7
	Delta Sugar Co.	1,894	7
	Credit Agricole Egypt SAE	3,297	6
	Heliopolis Housing	1,278	4
*	Asek Co. for Mining	402	1

791

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
Finland (0.4%)
	Nokia Oyj	159,478	1,469
	Sampo Oyj	23,482	791
	Fortum Oyj	18,415	634
	Metso Oyj	8,247	506
^	Stora Enso Oyj	39,484	476
	Wartsila Oyj	11,828	465
	UPM-Kymmene Oyj	22,205	455
	Kone Oyj Class B	6,271	393
	Nokian Renkaat Oyj	4,813	249
	Kesko Oyj Class B	2,066	107
	Rautaruukki Oyj	4,065	106
	Outokumpu Oyj	4,902	82
	Neste Oil Oyj	4,229	80
	Sanoma Oyj	1,520	32
			5,845
France (4.5%)
	Total SA	98,288	6,295
	Sanofi-Aventis SA	57,279	4,532
	BNP Paribas	45,876	3,627
^	GDF Suez	74,264	3,037
	LVMH Moet Hennessy Louis Vuitton SA	16,124	2,895
^	AXA SA	101,492	2,275
	Societe Generale	32,376	2,164
^	Schneider Electric SA	11,855	2,094
	Danone	28,383	2,078
	France Telecom SA	86,929	2,037
	ArcelorMittal	50,731	1,875
	Air Liquide SA	12,375	1,828
	Vivendi SA	53,946	1,692
^	L'Oreal SA	13,239	1,678
	Cie de St-Gobain	23,224	1,602
	Vinci SA	23,820	1,590
	Carrefour SA	30,446	1,443
	Pernod-Ricard SA	11,544	1,160
^	Unibail-Rodamco SE	4,193	981
	Alstom SA	13,084	870
	PPR	4,312	771
	Cie Generale d'Optique Essilor International SA	9,089	761
	Veolia Environnement SA	21,820	729
*	Alcatel-Lucent	107,122	694
	Credit Agricole SA	41,024	682
	Lafarge SA	9,499	673
	Vallourec SA	5,388	672
^	Bouygues SA	12,131	604
*	Renault SA	9,598	584
	Cie Generale des Etablissements Michelin Class B	5,669	568
^	Technip SA	4,962	560
	Suez Environnement Co.	21,884	504
	Christian Dior SA	3,110	499
	Hermes International	2,075	486
	Accor SA	10,767	478
	Cap Gemini SA	7,841	475
	EDF SA	10,981	462
*	European Aeronautic Defence and Space Co. NV	13,968	432
	Sodexo	5,040	393
	SES SA	14,878	391
	Legrand SA	8,386	383
^	Safran SA	9,177	356
*	Peugeot SA	7,730	351
	STMicroelectronics NV	29,597	350
	Publicis Groupe SA	6,088	345
	Societe BIC SA	3,120	303
	Edenred	9,582	297

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	SCOR SE	8,282	253
	Lagardere SCA	5,691	250
^	Eiffage SA	3,527	244
*	Cie Generale de Geophysique - Veritas	6,084	214
*	Natixis	35,242	203
	Bureau Veritas SA	2,242	193
	Dassault Systemes SA	2,337	190
	Casino Guichard Perrachon SA	1,752	184
	Eramet	431	170
*	Atos Origin SA	2,751	170
	CNP Assurances	7,205	165
	Eutelsat Communications SA	3,636	157
	Klepierre	3,684	151
	Thales SA	3,400	150
	Fonciere Des Regions	1,180	134
	Societe Television Francaise 1	6,694	126
	Wendel SA	992	124
	Aeroports de Paris	1,290	124
	Iliad SA	904	116
	Imerys SA	1,412	109
	Gecina SA	744	107
	Eurazeo	1,211	101
	APERAM	2,364	100
*	Air France-KLM	5,631	99
	ICADE	725	93
*	JCDecaux SA	2,471	86
*	Rexel SA	2,791	76
	BioMerieux	692	75
	EDF Energies Nouvelles SA	997	59
^	PagesJaunes Groupe	5,585	58
	Ciments Francais SA	523	55
*	Euler Hermes SA	460	49
	Bollore	178	45
	Ipsen SA	383	15
			64,001
Germany (3.5%)
	Siemens AG	40,233	5,852
*,^	BASF SE	40,626	4,172
	Daimler AG	46,465	3,591
^	Bayer AG	36,301	3,187
^	Allianz SE	19,703	3,096
^	E.ON AG	83,542	2,855
	Deutsche Bank AG	40,914	2,665
	SAP AG	40,459	2,606
	Deutsche Telekom AG	143,345	2,369
*,^	Volkswagen AG Prior Pfd.	7,418	1,460
	Muenchener Rueckversicherungs AG	8,354	1,378
	Bayerische Motoren Werke AG	13,247	1,247
	RWE AG	17,037	1,111
	Linde AG	5,561	1,001
*	MAN SE	6,451	899
*	Deutsche Post AG	41,845	827
	ThyssenKrupp AG	16,703	768
	Fresenius Medical Care AG & Co. KGaA	9,472	745
^	K&S AG	8,833	713
	Deutsche Boerse AG	8,552	710
	Adidas AG	8,934	666
^	HeidelbergCement AG	8,007	612
	Henkel AG & Co. KGaA Prior Pfd.	8,449	576
	Fresenius SE & Co. KGaA	5,477	575
	Porsche Automobil Holding SE Prior Pfd.	7,604	550
	Infineon Technologies AG	47,939	544
^	Metro AG	7,032	516
*	Continental AG	3,459	347

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Lanxess AG	3,594	329
	Henkel AG & Co. KGaA	5,693	323
*	Commerzbank AG	45,533	290
	GEA Group AG	7,857	287
	Merck KGaA	2,645	280
*	Commerzbank AG	43,427	271
*,^	Volkswagen AG	1,510	269
^	Beiersdorf AG	3,874	252
*,^	Deutsche Lufthansa AG	10,248	233
	Hochtief AG	2,409	228
*	QIAGEN NV	9,927	212
	Wacker Chemie AG	668	165
^	Hannover Rueckversicherung AG	2,724	165
	Salzgitter AG	1,803	141
*	TUI AG	10,506	134
	Fraport AG Frankfurt Airport Services Worldwide	1,634	131
	Puma AG Rudolf Dassler Sport	256	85
	Suedzucker AG	2,380	73
	Celesio AG	2,981	72
	Hamburger Hafen und Logistik AG	1,374	67
^	SMA Solar Technology AG	373	45
	Generali Deutschland Holding AG	298	39
			49,729
Greece (0.1%)
	Hellenic Telecommunications Organization SA ADR	57,844	338
	National Bank of Greece SA ADR	211,346	336
	OPAP SA	8,261	175
	Coca Cola Hellenic Bottling Co. SA	5,778	160
*	Alpha Bank AE	17,266	101
	Public Power Corp. SA	4,703	78
*	EFG Eurobank Ergasias SA	12,766	72
	Hellenic Petroleum SA	5,771	61
			1,321
Hong Kong (1.3%)
	Hutchison Whampoa Ltd.	141,000	1,613
	Sun Hung Kai Properties Ltd.	85,000	1,331
*	AIA Group Ltd.	385,800	1,301
	Cheung Kong Holdings Ltd.	76,800	1,212
	Hong Kong Exchanges and Clearing Ltd.	46,900	1,072
	Li & Fung Ltd.	142,000	727
	Swire Pacific Ltd. Class A	44,244	677
	CLP Holdings Ltd.	78,000	642
	Hong Kong & China Gas Co. Ltd.	254,800	633
	Hang Lung Group Ltd.	88,913	599
	BOC Hong Kong Holdings Ltd.	180,500	567
	Hang Seng Bank Ltd.	35,200	550
	Hongkong Land Holdings Ltd.	73,000	547
	Jardine Matheson Holdings Ltd.	11,200	539
	Power Assets Holdings Ltd.	68,500	480
	Wharf Holdings Ltd.	61,600	452
	Hang Lung Properties Ltd.	97,000	433
	Bank of East Asia Ltd.	100,272	415
	Henderson Land Development Co. Ltd.	44,000	302
	New World Development Ltd.	171,000	301
	Link REIT	94,500	298
*	Sands China Ltd.	103,200	290
	Shangri-La Asia Ltd.	97,519	272
	Esprit Holdings Ltd.	64,231	268
	MTR Corp.	66,500	243
	Jardine Strategic Holdings Ltd.	8,500	241
	Wynn Macau Ltd.	64,400	230
	Sino Land Co. Ltd.	127,527	225
	SJM Holdings Ltd.	91,000	197
	Kerry Properties Ltd.	35,000	187

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Hysan Development Co. Ltd.	34,000	159
	Cathay Pacific Airways Ltd.	60,000	150
	Xinyi Glass Holdings Ltd.	110,000	133
	Wheelock & Co. Ltd.	29,000	120
	Wing Hang Bank Ltd.	9,500	106
	Yue Yuen Industrial Holdings Ltd.	30,000	104
	AAC Acoustic Technologies Holdings Inc.	38,000	100
	ASM Pacific Technology Ltd.	7,300	98
	First Pacific Co. Ltd./Hong Kong	102,400	96
	PCCW Ltd.	233,000	92
	Hopewell Holdings Ltd.	30,000	91
	VTech Holdings Ltd.	7,600	87
	Cheung Kong Infrastructure Holdings Ltd.	16,000	78
*,^	Galaxy Entertainment Group Ltd.	42,000	76
	Orient Overseas International Ltd.	9,000	69
	Television Broadcasts Ltd.	11,000	65
	NWS Holdings Ltd.	40,500	60
	Champion REIT	102,000	59
	Lifestyle International Holdings Ltd.	19,500	56
	Guoco Group Ltd.	4,000	50
*	Foxconn International Holdings Ltd.	79,000	47
	Techtronic Industries Co.	32,000	44
	Melco International Development Ltd.	50,000	43
	Hong Kong Aircraft Engineering Co. Ltd.	2,800	41
	Hongkong & Shanghai Hotels	22,500	40
	Great Eagle Holdings Ltd.	11,000	39
	Brightoil Petroleum Holdings Ltd.	84,000	37
	Chinese Estates Holdings Ltd.	19,500	37
	Johnson Electric Holdings Ltd.	60,000	37
*	Mongolia Energy Corp. Ltd.	156,000	37
	Cafe de Coral Holdings Ltd.	14,000	33
	Dah Sing Financial Holdings Ltd.	4,950	31
	Texwinca Holdings Ltd.	26,000	29
	Shun Tak Holdings Ltd.	34,000	21
	Dah Sing Banking Group Ltd.	7,480	12
	Hutchison Telecommunications Hong Kong Holdings Ltd.	27,000	8
	Hutchison Harbour Ring Ltd.	34,000	4
	Public Financial Holdings Ltd.	4,000	2
	Kowloon Development Co. Ltd.	1,000	1
			19,236
Hungary (0.1%)
*	MOL Hungarian Oil and Gas plc	4,259	595
*	OTP Bank plc	12,418	441
	Richter Gedeon Nyrt	504	106
	Magyar Telekom Telecommunications plc	17,328	59
			1,201
India (1.3%)
	Infosys Technologies Ltd. ADR	24,453	1,594
1	Reliance Industries Ltd. GDR	35,189	1,552
	ITC Ltd.	252,814	1,102
	Housing Development Finance Corp.	46,905	750
	Larsen & Toubro Ltd.	19,967	721
	HDFC Bank Ltd. ADR	4,191	721
	Bharti Airtel Ltd.	66,735	574
	ICICI Bank Ltd. ADR	10,364	522
	Axis Bank Ltd.	13,320	388
	Oil & Natural Gas Corp. Ltd.	52,828	368
	Tata Steel Ltd.	23,128	323
	Tata Consultancy Services Ltd.	12,247	323
	Bajaj Auto Ltd.	9,053	302
	Bharat Heavy Electricals Ltd.	6,509	295
	Hindalco Industries Ltd.	59,864	293
	NTPC Ltd.	68,792	284

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	State Bank of India GDR	1,843	253
	Coal India Ltd.	27,812	240
	Hindustan Unilever Ltd.	36,638	236
	Jindal Steel & Power Ltd.	15,584	231
	Sterlite Industries India Ltd.	49,658	205
	Cipla Ltd.	26,661	187
	GAIL India Ltd.	17,162	185
	Tata Motors Ltd.	6,568	184
	Mahindra & Mahindra Ltd.	8,981	154
	Jaiprakash Associates Ltd.	73,221	154
	Power Grid Corp. of India Ltd.	64,740	153
	Infrastructure Development Finance Co. Ltd.	44,902	148
	Lupin Ltd.	14,627	146
	Dr Reddy's Laboratories Ltd.	3,799	144
	Sesa Goa Ltd.	20,167	144
	Punjab National Bank	5,016	135
*	Cairn India Ltd.	16,973	134
	Infosys Technologies Ltd.	2,004	132
	Hero Honda Motors Ltd.	3,332	129
	Ultratech Cement Ltd.	5,215	129
	Kotak Mahindra Bank Ltd.	13,122	128
	JSW Steel Ltd.	5,939	128
	Titan Industries Ltd.	1,383	126
	Sun Pharmaceutical Industries Ltd.	11,620	123
	Grasim Industries Ltd.	2,188	121
	DLF Ltd.	23,878	120
	Nestle India Ltd.	1,322	119
	Maruti Suzuki India Ltd.	3,755	112
	NMDC Ltd.	17,463	108
	Adani Enterprises Ltd.	7,501	106
	Reliance Industries Ltd.	4,665	104
	Steel Authority of India Ltd.	28,550	103
	State Bank of India	1,589	101
	HCL Technologies Ltd.	8,548	101
	Tata Power Co. Ltd.	3,306	98
	Wipro Ltd.	8,986	91
	Wipro Ltd. ADR	6,483	89
	Canara Bank	5,870	84
	Ambuja Cements Ltd.	23,209	83
	Reliance Infrastructure Ltd.	5,548	83
	Crompton Greaves Ltd.	13,789	79
	Tata Chemicals Ltd.	9,174	78
	Reliance Capital Ltd.	6,077	78
*	Idea Cellular Ltd.	49,411	77
	ICICI Bank Ltd.	3,023	76
*	Reliance Power Ltd.	25,506	75
	Asian Paints Ltd.	1,196	75
	Bank of India	7,083	73
	Bharat Petroleum Corp. Ltd.	5,147	73
	Zee Entertainment Enterprises Ltd.	22,944	70
	Ranbaxy Laboratories Ltd.	6,568	68
	Cummins India Ltd.	4,114	66
	Rural Electrification Corp. Ltd.	11,656	63
	Piramal Healthcare Ltd.	5,925	62
	Bank of Baroda	2,961	61
	Exide Industries Ltd.	17,659	61
	Indian Oil Corp. Ltd.	7,740	60
	Unitech Ltd.	70,580	59
	Hindustan Petroleum Corp. Ltd.	6,992	59
	United Spirits Ltd.	2,514	59
	Reliance Communications Ltd.	26,022	59
*	Suzlon Energy Ltd.	48,944	59
	Bharat Forge Ltd.	7,216	57
	Union Bank of India	7,723	56

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Aditya Birla Nuvo Ltd.	2,744	54
	Bajaj Holdings and Investment Ltd.	2,743	49
	Colgate-Palmolive India Ltd.	2,243	46
	NHPC Ltd.	77,106	45
	Dabur India Ltd.	19,658	45
	Siemens India Ltd.	2,293	45
	ACC Ltd.	1,743	44
*	GlaxoSmithKline Pharmaceuticals Ltd.	845	43
	Mundra Port and Special Economic Zone Ltd.	13,075	43
	Container Corp. Of India	1,627	42
	Cadila Healthcare Ltd.	2,042	40
	Shriram Transport Finance Co. Ltd.	2,255	40
	Oriental Bank of Commerce	5,026	39
	IDBI Bank Ltd.	11,843	38
	Bharat Electronics Ltd.	915	38
	Torrent Power Ltd.	6,625	37
*	Housing Development & Infrastructure Ltd.	10,114	37
	Indiabulls Financial Services Ltd.	8,744	35
	Mphasis Ltd.	3,320	35
*	GMR Infrastructure Ltd.	40,149	34
	Oil India Ltd.	1,071	34
	Divi's Laboratories Ltd.	2,113	34
*	Essar Oil Ltd.	11,045	33
	National Aluminium Co. Ltd.	15,548	33
*	Adani Power Ltd.	11,943	30
	Great Eastern Shipping Co. Ltd.	4,651	30
	Glenmark Pharmaceuticals Ltd.	4,289	29
*	Satyam Computer Services Ltd.	16,745	29
	Power Finance Corp. Ltd.	5,389	28
*	Satyam Computer Services Ltd. ADR	6,743	23
*	Oracle Financial Sevices Software Ltd.	506	23
	JSW Energy Ltd.	13,650	23
	Hindustan Zinc Ltd.	6,780	22
	Ashok Leyland Ltd.	14,952	18
	Corp Bank	1,243	16
*	Tata Communications Ltd.	3,012	16
	Castrol India Ltd.	1,484	16
*	Lanco Infratech Ltd.	14,460	13
*	Jet Airways India Ltd.	1,168	13
	Sun TV Network Ltd.	1,307	13
	Godrej Industries Ltd.	2,902	13
	Aban Offshore Ltd.	801	11
	Punj Lloyd Ltd.	6,563	10
	Mangalore Refinery & Petrochemicals Ltd.	5,750	10
	Financial Technologies India Ltd.	470	9
	Shipping Corp. of India Ltd.	2,795	7
*	Tata Teleservices Maharashtra Ltd.	10,939	5
*	Mahanagar Telephone Nigam	2,962	3
	ABB Ltd.	51	1
			18,640
Indonesia (0.3%)
	Astra International Tbk PT	148,003	973
	Bank Central Asia Tbk PT	719,228	623
	Bank Rakyat Indonesia Persero Tbk PT	633,378	478
	Telekomunikasi Indonesia Tbk PT	426,080	384
	Bumi Resources Tbk PT	925,500	372
	Bank Mandiri Tbk PT	383,416	321
	United Tractors Tbk PT	99,500	270
	Perusahaan Gas Negara PT	327,000	153
	Kalbe Farma Tbk PT	316,000	132
	Semen Gresik Persero Tbk PT	107,000	119
	Bank Negara Indonesia Persero Tbk PT	250,630	119
	Adaro Energy Tbk PT	448,500	116

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Unilever Indonesia Tbk PT	57,500	103
	Gudang Garam Tbk PT	21,000	100
	Tambang Batubara Bukit Asam Tbk PT	36,000	94
	Indofood Sukses Makmur Tbk PT	135,500	88
	Indocement Tunggal Prakarsa Tbk PT	40,000	79
	Charoen Pokphand Indonesia Tbk PT	341,000	77
	Indo Tambangraya Megah PT	12,000	66
	Bank Danamon Indonesia Tbk PT	67,495	49
	Astra Agro Lestari Tbk PT	17,000	46
	International Nickel Indonesia Tbk PT	77,000	45
	Aneka Tambang Tbk PT	147,500	39
	Indosat Tbk PT	52,500	33
			4,879
Ireland (0.1%)
	CRH plc	31,216	775
*	Elan Corp. plc	30,976	249
	Kerry Group plc Class A	5,070	210
	Ryanair Holdings plc	30,515	157
*	Governor & Co. of the Bank of Ireland	186,425	76
	Ryanair Holdings plc ADR	1,145	35
*	Anglo Irish Bank Corp. Ltd.	14,385	—
			1,502
Israel (0.3%)
	Teva Pharmaceutical Industries Ltd.	39,205	1,801
*	Check Point Software Technologies Ltd.	11,900	654
	Israel Chemicals Ltd.	25,290	449
	Bezeq The Israeli Telecommunication Corp. Ltd.	85,735	255
*	Bank Hapoalim BM	38,616	203
	Bank Leumi Le-Israel BM	25,094	131
	Israel Corp. Ltd.	97	121
*	NICE Systems Ltd.	2,573	98
*	Israel Discount Bank Ltd. Class A	31,461	67
	Partner Communications Co. Ltd.	3,295	63
	Elbit Systems Ltd.	985	56
	Mizrahi Tefahot Bank Ltd.	4,660	52
	Cellcom Israel Ltd. (Registered)	1,472	47
	Gazit-Globe Ltd.	3,085	42
	Osem Investments Ltd.	2,167	38
	Delek Group Ltd.	129	34
*	Delek Drilling - LP	7,474	30
*	Makhteshim-Agan Industries Ltd.	5,400	29
	Clal Insurance Enterprises Holdings Ltd.	900	26
	Clal Industries and Investments Ltd.	2,300	18
*	Hot Telecommunication System Ltd.	900	16
*	Oil Refineries Ltd.	19,025	14
	Delek Automotive Systems Ltd.	1,000	13
	Property & Building Corp.	137	13
	Discount Investment Corp.	600	12
	Harel Insurance Investments & Financial Services Ltd.	200	12
*	Menorah Mivtachim Holdings Ltd.	865	12
	First International Bank Of Israel Ltd.	708	11
*	Koor Industries Ltd.	400	10
	Migdal Insurance & Financial Holding Ltd.	5,000	9
	IDB Holding Corp. Ltd.	302	9
	Paz Oil Co. Ltd.	50	9
	Strauss Group Ltd.	500	8
*	Elbit Imaging Ltd.	579	7
*	Africa Israel Investments Ltd.	720	6
	Ormat Industries	762	6
	Shufersal Ltd.	680	4
			4,385
Italy (1.3%)
	ENI SPA	121,691	3,258

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Enel SPA	308,495	2,200
	UniCredit SPA	850,020	2,189
	Assicurazioni Generali SPA	67,391	1,615
	Intesa Sanpaolo SPA (Registered)	388,237	1,290
	Telecom Italia SPA (Registered)	580,471	873
	Saipem SPA	13,932	791
*	Fiat Industrial SPA	34,830	517
	Atlantia SPA	18,840	464
	Snam Rete Gas SPA	72,672	452
	Tenaris SA ADR	8,484	431
	Fiat SPA	34,830	372
	Telecom Italia SPA (Bearer)	257,339	332
	Terna Rete Elettrica Nazionale SPA	61,174	306
	Mediobanca SPA	25,830	294
	Banco Popolare SC	92,100	273
*	Parmalat SPA	71,047	269
	Mediaset SPA	36,397	243
	Finmeccanica SPA	17,586	238
	Unione di Banche Italiane SCPA	25,901	232
	Bulgari SPA	12,204	222
	Luxottica Group SPA	5,862	194
	Pirelli & C SPA	15,703	163
*,^	Banca Monte dei Paschi di Siena SPA	117,838	160
	Mediolanum SPA	24,820	146
*	Autogrill SPA	10,101	145
	Exor SPA	3,073	111
	A2A SPA	56,489	102
	Tenaris SA	3,197	81
	Italcementi SPA RSP	13,078	74
	Banca Carige SPA	29,835	72
	Unipol Gruppo Finanziario SPA Prior Pfd.	115,045	71
	Exor SPA Prior Pfd.	1,965	61
	Buzzi Unicem SPA	3,588	55
	Banca Popolare di Milano Scarl	14,967	51
	Unipol Gruppo Finanziario SPA	39,488	32
	Lottomatica SPA	1,383	31
*	Edison SPA	18,221	23
	Italcementi SPA	2,037	22
*	Saras SPA	8,757	22
			18,477
Japan (7.2%)
	Toyota Motor Corp.	103,130	4,114
	Mitsubishi UFJ Financial Group Inc.	622,651	2,988
	Canon Inc.	58,400	2,750
	Honda Motor Co. Ltd.	59,500	2,287
	Sumitomo Mitsui Financial Group Inc.	62,148	1,930
	Komatsu Ltd.	46,000	1,622
	Mitsubishi Corp.	57,400	1,557
	Panasonic Corp.	123,155	1,514
	Softbank Corp.	35,700	1,506
	Mizuho Financial Group Inc.	938,367	1,487
	NTT DoCoMo Inc.	796	1,477
	FANUC Corp.	8,000	1,339
	Takeda Pharmaceutical Co. Ltd.	25,900	1,255
	Sony Corp.	43,900	1,240
	Nippon Telegraph & Telephone Corp.	25,300	1,179
	Mitsui & Co. Ltd.	62,900	1,119
	Nintendo Co. Ltd.	4,700	1,112
	KDDI Corp.	152	1,015
	Kyocera Corp.	8,900	982
	Nissan Motor Co. Ltd.	99,430	957
	Inpex Corp.	121	930
	Japan Tobacco Inc.	235	913
	Mitsubishi Estate Co. Ltd.	51,000	892

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Hitachi Ltd.	163,000	885
Toshiba Corp.	155,000	825
Nomura Holdings Inc.	161,200	824
Murata Manufacturing Co. Ltd.	10,800	780
Shin-Etsu Chemical Co. Ltd.	14,900	775
Nippon Steel Corp.	246,000	770
Mitsubishi Heavy Industries Ltd.	160,870	769
Mitsubishi Electric Corp.	69,000	768
Tokio Marine Holdings Inc.	27,400	767
East Japan Railway Co.	13,700	761
MS&AD Insurance Group Holdings	31,091	728
Seven & I Holdings Co. Ltd.	28,400	715
Dai-ichi Life Insurance Co. Ltd.	427	705
Kansai Electric Power Co. Inc.	32,500	685
Sumitomo Corp.	48,000	662
Mitsui Fudosan Co. Ltd.	38,000	660
Bridgestone Corp.	28,960	640
Denso Corp.	18,900	633
FUJIFILM Holdings Corp.	19,700	612
Astellas Pharma Inc.	15,700	600
Central Japan Railway Co.	79	597
ITOCHU Corp.	57,000	594
Kao Corp.	23,100	578
JFE Holdings Inc.	20,500	561
JX Holdings Inc.	79,507	560
ORIX Corp.	5,651	555
Chubu Electric Power Co. Inc.	24,400	535
Daiichi Sankyo Co. Ltd.	26,400	519
Suzuki Motor Corp.	20,981	499
Marubeni Corp.	66,628	487
Asahi Glass Co. Ltd.	38,000	482
Daito Trust Construction Co. Ltd.	6,000	480
Otsuka Holdings Co. Ltd.	17,900	479
Keyence Corp.	1,760	465
NKSJ Holdings Inc.	70,900	457
Sumitomo Mitsui Trust Holdings Inc.	130,460	449
Yamada Denki Co. Ltd.	6,300	443
Fujitsu Ltd.	75,634	433
Sumitomo Metal Mining Co. Ltd.	24,000	429
Kirin Holdings Co. Ltd.	30,000	422
SMC Corp.	2,300	420
Nidec Corp.	4,800	420
Sumitomo Realty & Development Co. Ltd.	20,160	417
Hoya Corp.	19,100	411
Mitsubishi Chemical Holdings Corp.	60,484	410
Toray Industries Inc.	54,000	401
Terumo Corp.	6,800	379
Tokyo Gas Co. Ltd.	85,000	379
Daikin Industries Ltd.	11,879	378
Isuzu Motors Ltd.	88,000	377
Resona Holdings Inc.	78,806	374
Sumitomo Metal Industries Ltd.	174,000	368
Rohm Co. Ltd.	6,100	367
Fast Retailing Co. Ltd.	2,300	363
Secom Co. Ltd.	7,300	362
Sumitomo Electric Industries Ltd.	25,300	352
Sumitomo Chemical Co. Ltd.	64,492	343
Eisai Co. Ltd.	9,300	338
Sharp Corp.	36,000	331
Yakult Honsha Co. Ltd.	11,900	331
Daiwa Securities Group Inc.	75,000	324
Tokyo Electron Ltd.	5,500	318
Aeon Co. Ltd.	25,500	307
Electric Power Development Co. Ltd.	11,600	304

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Nitto Denko Corp.	5,600	300
	Asahi Kasei Corp.	43,000	297
	Mitsui OSK Lines Ltd.	52,397	292
	Tokyo Electric Power Co. Inc.	54,300	291
	Asahi Breweries Ltd.	15,500	291
	Omron Corp.	10,200	281
	Ricoh Co. Ltd.	25,000	276
	Yahoo Japan Corp.	746	274
	Kyushu Electric Power Co. Inc.	14,800	274
	Nikon Corp.	13,000	272
	T&D Holdings Inc.	10,900	269
	Dai Nippon Printing Co. Ltd.	22,000	264
	Ibiden Co. Ltd.	7,725	261
	Kubota Corp.	27,000	259
	Olympus Corp.	9,000	255
	Osaka Gas Co. Ltd.	69,000	255
	Kobe Steel Ltd.	101,000	251
	West Japan Railway Co.	66	241
	Hankyu Hanshin Holdings Inc.	54,000	239
	Tohoku Electric Power Co. Inc.	16,100	236
	NEC Corp.	112,000	236
	Ajinomoto Co. Inc.	21,000	234
	JS Group Corp.	9,500	229
	Nippon Electric Glass Co. Ltd.	15,000	227
	Yamato Holdings Co. Ltd.	14,200	227
	Kuraray Co. Ltd.	15,500	226
	Nomura Research Institute Ltd.	10,400	224
	TDK Corp.	4,300	222
	Shiseido Co. Ltd.	13,200	220
	Daiwa House Industry Co. Ltd.	18,000	218
	Taisho Pharmaceutical Co. Ltd.	9,000	212
	Aisin Seiki Co. Ltd.	6,000	212
	Kawasaki Heavy Industries Ltd.	51,000	211
	Shizuoka Bank Ltd.	23,000	210
	Bank of Yokohama Ltd.	42,000	208
	Aeon Mall Co. Ltd.	8,600	207
	Sekisui House Ltd.	21,000	204
	JGC Corp.	8,000	200
*	Mitsubishi Motors Corp.	161,000	198
*	Yamaha Motor Co. Ltd.	10,200	196
	Chugoku Electric Power Co. Inc.	10,900	194
	Makita Corp.	4,200	193
	Nippon Yusen KK	52,000	192
	Mitsubishi Materials Corp.	55,340	192
	NGK Insulators Ltd.	11,000	191
	Ono Pharmaceutical Co. Ltd.	3,700	188
	Shikoku Electric Power Co. Inc.	7,100	180
	Dena Co. Ltd.	4,800	180
	Fuji Heavy Industries Ltd.	24,000	179
	JTEKT Corp.	13,700	178
	Odakyu Electric Railway Co. Ltd.	22,000	178
	Tobu Railway Co. Ltd.	45,000	176
	Unicharm Corp.	4,400	174
	Toho Gas Co. Ltd.	37,000	173
	Brother Industries Ltd.	11,300	173
	JSR Corp.	8,200	173
	Shionogi & Co. Ltd.	10,600	172
	Toyota Industries Corp.	5,600	170
	Higo Bank Ltd.	29,000	167
	Tokyu Corp.	40,000	165
	Seino Holdings Corp.	22,000	165
	Toppan Printing Co. Ltd.	21,000	165
^	Kintetsu Corp.	55,000	165
	Oriental Land Co. Ltd.	1,900	161

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Shimano Inc.	3,000	161
Chiba Bank Ltd.	27,000	160
NTT Data Corp.	48	159
Chugai Pharmaceutical Co. Ltd.	9,500	158
Lawson Inc.	3,200	157
Fukuoka Financial Group Inc.	37,000	154
Teijin Ltd.	32,000	153
Casio Computer Co. Ltd.	19,200	153
OJI Paper Co. Ltd.	34,000	153
Dentsu Inc.	5,700	152
NSK Ltd.	17,000	151
Konica Minolta Holdings Inc.	17,000	150
Hokuriku Electric Power Co.	7,100	144
Benesse Holdings Inc.	3,400	141
Nippon Express Co. Ltd.	35,000	139
Sony Financial Holdings Inc.	7,400	138
Sotetsu Holdings Inc.	50,000	137
Sojitz Corp.	70,848	137
TonenGeneral Sekiyu KK	11,000	136
Hirose Electric Co. Ltd.	1,300	135
Nippon Paint Co. Ltd.	19,000	133
Credit Saison Co. Ltd.	7,900	132
Sumitomo Heavy Industries Ltd.	20,000	132
Trend Micro Inc.	4,500	128
Kurita Water Industries Ltd.	4,300	126
Sekisui Chemical Co. Ltd.	15,000	126
Keikyu Corp.	18,000	126
Isetan Mitsukoshi Holdings Ltd.	13,000	125
Hokkaido Electric Power Co. Inc.	6,900	125
THK Co. Ltd.	4,800	123
Mitsui Chemicals Inc.	33,000	121
Fukuyama Transporting Co. Ltd.	24,998	121
Nissin Foods Holdings Co. Ltd.	3,300	117
FamilyMart Co. Ltd.	3,200	116
Mitsumi Electric Co. Ltd.	8,600	110
Mazda Motor Corp.	47,000	108
Shinsei Bank Ltd.	88,000	106
Shimizu Corp.	25,000	106
Circle K Sunkus Co. Ltd.	6,800	105
Amada Co. Ltd.	13,000	104
Advantest Corp.	5,200	103
Nippon Sheet Glass Co. Ltd.	34,742	102
Mitsubishi Gas Chemical Co. Inc.	13,000	102
Rinnai Corp.	1,500	100
Mitsubishi Tanabe Pharma Corp.	6,000	100
IHI Corp.	39,000	99
Daihatsu Motor Co. Ltd.	6,000	97
Toyo Seikan Kaisha Ltd.	5,700	97
Keio Corp.	17,000	95
Kokuyo Co. Ltd.	12,900	95
Hamamatsu Photonics KK	2,400	94
Yaskawa Electric Corp.	8,000	94
Bank of Kyoto Ltd.	10,000	93
Denki Kagaku Kogyo KK	18,000	92
Cosmo Oil Co. Ltd.	28,000	92
Seiko Epson Corp.	5,200	90
Kyowa Hakko Kirin Co. Ltd.	9,000	90
Stanley Electric Co. Ltd.	5,300	89
Santen Pharmaceutical Co. Ltd.	2,300	89
Taiyo Nippon Sanso Corp.	11,000	89
Joyo Bank Ltd.	22,000	89
Obayashi Corp.	21,000	89
Sankyo Co. Ltd.	1,700	88
Asics Corp.	6,000	87

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Nitori Holdings Co. Ltd.	1,000	86
MEIJI Holdings Co. Ltd.	2,017	86
Sega Sammy Holdings Inc.	4,900	86
All Nippon Airways Co. Ltd.	29,000	85
Iyo Bank Ltd.	10,000	84
Hachijuni Bank Ltd.	14,000	84
SBI Holdings Inc.	772	83
Ube Industries Ltd.	26,000	83
Nippon Meat Packers Inc.	6,000	83
Keihan Electric Railway Co. Ltd.	20,000	83
Idemitsu Kosan Co. Ltd.	700	83
Konami Corp.	4,100	82
Toyota Tsusho Corp.	4,900	82
Nisshin Seifun Group Inc.	6,500	81
Japan Steel Works Ltd.	10,000	81
Kajima Corp.	28,000	80
Ushio Inc.	3,900	79
Hisamitsu Pharmaceutical Co. Inc.	1,900	79
Hitachi Metals Ltd.	6,000	79
Nippon Shokubai Co. Ltd.	6,000	79
TOTO Ltd.	10,000	79
Tosoh Corp.	20,000	77
NOK Corp.	4,500	77
Nabtesco Corp.	3,000	77
* Elpida Memory Inc.	5,100	76
Showa Denko KK	38,000	76
Minebea Co. Ltd.	14,000	76
Fuji Electric Co. Ltd.	24,000	76
GS Yuasa Corp.	11,000	75
Mitsui Mining & Smelting Co. Ltd.	21,000	75
Daido Steel Co. Ltd.	13,000	74
Dainippon Screen Manufacturing Co. Ltd.	8,000	74
Hitachi Chemical Co. Ltd.	3,600	74
Toho Co. Ltd.	4,900	74
Aozora Bank Ltd.	34,000	74
Ebara Corp.	13,000	73
Hitachi Construction Machinery Co. Ltd.	3,000	73
Air Water Inc.	6,000	73
Kansai Paint Co. Ltd.	8,000	72
Dowa Holdings Co. Ltd.	11,000	72
DIC Corp.	30,000	72
Namco Bandai Holdings Inc.	6,500	72
Furukawa Electric Co. Ltd.	18,000	72
Don Quijote Co. Ltd.	1,900	71
USS Co. Ltd.	920	71
Yokogawa Electric Corp.	8,700	70
Taiyo Yuden Co. Ltd.	5,000	70
Gunma Bank Ltd.	13,000	70
Hiroshima Bank Ltd.	16,000	70
Chugoku Bank Ltd.	6,000	70
Chiyoda Corp.	7,000	70
Maruichi Steel Tube Ltd.	2,800	70
NGK Spark Plug Co. Ltd.	5,000	70
Shimadzu Corp.	8,000	70
* Sumco Corp.	3,600	69
Toyo Suisan Kaisha Ltd.	3,000	69
Hokuhoku Financial Group Inc.	36,000	69
Miraca Holdings Inc.	1,800	69
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,710	68
Taisei Corp.	29,000	68
Fujikura Ltd.	13,000	67
NTN Corp.	14,000	67
Shimamura Co. Ltd.	700	66
Tsumura & Co.	2,100	65

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Tokyu Land Corp.	15,000	65
Sumitomo Rubber Industries Ltd.	5,700	65
Daicel Chemical Industries Ltd.	10,000	65
Yamazaki Baking Co. Ltd.	5,000	64
Keisei Electric Railway Co. Ltd.	11,000	64
Yamaha Corp.	5,100	64
Kawasaki Kisen Kaisha Ltd.	19,000	64
Yamaguchi Financial Group Inc.	7,000	63
Nagoya Railroad Co. Ltd.	24,000	63
Yamato Kogyo Co. Ltd.	1,900	63
Kagome Co. Ltd.	3,600	63
Nissan Chemical Industries Ltd.	6,000	62
* Gree Inc.	3,000	62
Takashimaya Co. Ltd.	9,000	62
Yamatake Corp.	2,400	61
J Front Retailing Co. Ltd.	14,000	61
Takata Corp.	2,000	61
Nishi-Nippon Railroad Co. Ltd.	14,000	61
Nippon Paper Group Inc.	3,000	60
Toyobo Co. Ltd.	38,000	60
Kamigumi Co. Ltd.	7,000	60
Citizen Holdings Co. Ltd.	9,900	60
Kinden Corp.	7,000	60
Mitsui Engineering & Shipbuilding Co. Ltd.	24,000	60
Kikkoman Corp.	6,000	60
Nishi-Nippon City Bank Ltd.	21,000	59
Mizuho Trust & Banking Co. Ltd.	70,000	59
Japan Petroleum Exploration Co.	1,200	59
Ito En Ltd.	3,300	59
Suruga Bank Ltd.	7,000	58
Kaneka Corp.	8,000	58
Kewpie Corp.	4,800	57
Tokuyama Corp.	11,000	57
Nomura Real Estate Holdings Inc.	3,700	57
NHK Spring Co. Ltd.	6,000	57
Marui Group Co. Ltd.	8,100	56
77 Bank Ltd.	12,000	55
Mitsubishi Logistics Corp.	5,000	55
Mabuchi Motor Co. Ltd.	1,100	55
OSAKA Titanium Technologies Co.	700	54
Zeon Corp.	6,000	54
Rengo Co. Ltd.	9,000	54
Nanto Bank Ltd.	11,000	54
Mizuho Securities Co. Ltd.	21,000	53
Hakuhodo DY Holdings Inc.	1,020	53
^ Taiheiyo Cement Corp.	31,000	53
Toyota Boshoku Corp.	3,400	53
Toyoda Gosei Co. Ltd.	2,400	52
MediPal Holdings Corp.	6,300	52
Tokyo Steel Manufacturing Co. Ltd.	4,800	52
Oracle Corp. Japan	1,200	52
Glory Ltd.	2,300	51
Lintec Corp.	1,700	50
Nisshin Steel Co. Ltd.	25,000	50
Nisshinbo Holdings Inc.	5,000	49
Shiga Bank Ltd.	9,000	48
Alps Electric Co. Ltd.	4,800	48
Senshu Ikeda Holdings Inc.	32,000	48
Koito Manufacturing Co. Ltd.	3,000	47
OKUMA Corp.	5,000	47
COMSYS Holdings Corp.	4,500	47
Alfresa Holdings Corp.	1,300	46
Suzuken Co. Ltd.	1,800	45
Mochida Pharmaceutical Co. Ltd.	4,000	44

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Sapporo Holdings Ltd.	11,000	44
Coca-Cola West Co. Ltd.	2,100	43
MISUMI Group Inc.	1,700	43
Dainippon Sumitomo Pharma Co. Ltd.	4,400	42
Shimachu Co. Ltd.	1,800	42
Lion Corp.	8,000	42
Park24 Co. Ltd.	4,000	42
Disco Corp.	600	41
Yokohama Rubber Co. Ltd.	8,000	41
Sumitomo Osaka Cement Co. Ltd.	15,000	41
Shima Seiki Manufacturing Ltd.	1,500	40
Tokyo Tatemono Co. Ltd.	11,000	40
Toho Titanium Co. Ltd.	1,400	39
Aeon Credit Service Co. Ltd.	2,900	39
Wacoal Holdings Corp.	3,000	39
Heiwa Corp.	2,500	39
Nippon Kayaku Co. Ltd.	4,000	39
Mori Seiki Co. Ltd.	3,000	39
Sumitomo Bakelite Co. Ltd.	6,000	38
Nagase & Co. Ltd.	3,000	38
Hino Motors Ltd.	8,000	38
Sapporo Hokuyo Holdings Inc.	8,500	38
ABC-Mart Inc.	1,000	37
Hyakujushi Bank Ltd.	10,000	37
Onward Holdings Co. Ltd.	5,000	37
UNY Co. Ltd.	4,200	37
Tokai Rika Co. Ltd.	2,100	37
Nissha Printing Co. Ltd.	1,800	37
H2O Retailing Corp.	5,000	36
Sawai Pharmaceutical Co. Ltd.	400	36
Ezaki Glico Co. Ltd.	3,000	36
Ulvac Inc.	1,600	36
Kansai Urban Banking Corp.	20,000	36
Sohgo Security Services Co. Ltd.	3,100	36
* Haseko Corp.	53,000	36
Sumitomo Forestry Co. Ltd.	4,000	35
Sysmex Corp.	1,000	35
Hyakugo Bank Ltd.	8,000	35
Kose Corp.	1,300	34
Tokyo Style Co. Ltd.	5,000	34
Obic Co. Ltd.	180	33
Autobacs Seven Co. Ltd.	900	33
Kobayashi Pharmaceutical Co. Ltd.	700	33
Nippon Television Network Corp.	230	33
Ryohin Keikaku Co. Ltd.	700	32
Itochu Techno-Solutions Corp.	900	32
Tokai Carbon Co. Ltd.	6,000	32
Showa Shell Sekiyu KK	2,900	32
Asatsu-DK Inc.	1,200	31
Otsuka Corp.	500	31
Hitachi Capital Corp.	2,200	31
Awa Bank Ltd.	5,000	31
Nichirei Corp.	7,000	31
Rohto Pharmaceutical Co. Ltd.	3,000	31
Pacific Metals Co. Ltd.	4,000	30
Komeri Co. Ltd.	1,100	30
Promise Co. Ltd.	3,500	30
Toda Corp.	8,000	30
San-In Godo Bank Ltd.	4,000	30
Keiyo Bank Ltd.	6,000	30
House Foods Corp.	1,800	29
Hitachi High-Technologies Corp.	1,400	29
Izumi Co. Ltd.	2,000	29
Musashino Bank Ltd.	900	29

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Aoyama Trading Co. Ltd.	1,700	28
Hokkoku Bank Ltd.	8,000	27
Tokyo Broadcasting System Holdings Inc.	2,300	27
Kagoshima Bank Ltd.	4,000	27
Acom Co. Ltd.	1,830	27
Fuji Media Holdings Inc.	20	27
NTT Urban Development Corp.	32	27
Capcom Co. Ltd.	1,400	26
Ogaki Kyoritsu Bank Ltd.	8,000	26
Matsumotokiyoshi Holdings Co. Ltd.	1,200	26
Juroku Bank Ltd.	8,000	25
Takara Holdings Inc.	5,000	24
Hitachi Transport System Ltd.	1,700	24
Jafco Co. Ltd.	900	23
Daishi Bank Ltd.	7,000	22
Canon Marketing Japan Inc.	1,900	21
Nipro Corp.	1,000	20
Square Enix Holdings Co. Ltd.	1,200	20
Kissei Pharmaceutical Co. Ltd.	1,000	19
Shinko Electric Industries Co. Ltd.	1,800	18
Matsui Securities Co. Ltd.	3,500	17
IT Holdings Corp.	1,600	16
Monex Group Inc.	77	15
Sundrug Co. Ltd.	400	11
Toshiba TEC Corp.	2,000	9
Point Inc.	170	8
NS Solutions Corp.	400	8
Tokai Rubber Industries Ltd.	600	7
Sumitomo Real Estate Sales Co. Ltd.	170	7
PanaHome Corp.	1,000	7
Nidec Sankyo Corp.	1,000	7
Funai Electric Co. Ltd.	200	6
Hikari Tsushin Inc.	300	6
Mizuho Investors Securities Co. Ltd.	6,000	6
Hitachi Koki Co. Ltd.	600	5
Toyota Auto Body Co. Ltd.	300	5
Kandenko Co. Ltd.	1,000	5
Hitachi Cable Ltd.	2,000	5
TV Asahi Corp.	3	5
SKY Perfect JSAT Holdings Inc.	10	4
Okasan Securities Group Inc.	1,000	4
Toppan Forms Co. Ltd.	400	3
kabu.com Securities Co. Ltd.	800	3
* SFCG Co. Ltd.	120	—
		102,432
Luxembourg (0.0%)
Millicom International Cellular SA	4,392	476
RTL Group SA	795	82
* L'Occitane International SA	18,250	44
		602
Malaysia (0.5%)
Malayan Banking Bhd.	237,815	703
CIMB Group Holdings Bhd.	245,342	679
Public Bank Bhd. (Foreign)	152,611	675
Sime Darby Bhd.	198,400	604
Genting Bhd.	119,200	467
* Axiata Group Bhd.	281,166	466
IOI Corp. Bhd.	220,140	394
* Petronas Chemicals Group Bhd.	103,200	252
DiGi.Com Bhd.	24,900	245
MISC Bhd.	79,700	210
AMMB Holdings Bhd.	95,600	206
Maxis Bhd.	105,300	191
Genting Malaysia Bhd.	140,100	174

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	PPB Group Bhd.	28,000	161
	Kuala Lumpur Kepong Bhd.	21,900	156
	PLUS Expressways Bhd.	88,600	135
	Petronas Gas Bhd.	32,600	124
	IJM Corp. Bhd.	54,960	115
	SP Setia Bhd.	81,000	114
	YTL Power International Bhd.	144,037	110
	Tenaga Nasional Bhd.	53,750	109
	Gamuda Bhd.	83,600	106
	British American Tobacco Malaysia Bhd.	5,800	94
	Hong Leong Bank Bhd.	24,500	86
	UMW Holdings Bhd.	35,800	85
	Berjaya Sports Toto Bhd.	52,700	75
	Alliance Financial Group Bhd.	63,600	67
	Telekom Malaysia Bhd.	49,500	67
	MMC Corp. Bhd.	68,800	62
	RHB Capital Bhd.	20,300	61
	Petronas Dagangan Bhd.	11,400	60
*	UEM Land Holdings Bhd.	50,000	45
	Lafarge Malayan Cement Bhd.	17,900	44
	Parkson Holdings Bhd.	18,973	37
	Proton Holdings Bhd.	9,400	11
	Public Bank Bhd. (Local)	1,614	7
			7,197
Mexico (0.7%)
	America Movil SAB de CV	959,637	2,750
	Grupo Mexico SAB de CV Class B	364,157	1,261
	Wal-Mart de Mexico SAB de CV	315,500	988
	Fomento Economico Mexicano SAB de CV	105,446	664
*	Grupo Televisa SA	122,900	582
	Grupo Financiero Banorte SAB de CV	98,914	498
	Telefonos de Mexico SAB de CV	513,754	482
*	Cemex SAB de CV ADR	46,211	401
	Industrias Penoles SAB de CV	6,790	264
	Grupo Financiero Inbursa SA	40,700	217
	Grupo Modelo SAB de CV	28,100	176
	Alfa SAB de CV Class A	10,900	163
	Grupo Elektra SA de CV	3,320	151
	Grupo Bimbo SAB de CV Class A	62,400	138
*	Minera Frisco SAB de CV	30,472	131
	Mexichem SAB de CV	30,415	116
	Grupo Carso SAB de CV	24,700	96
	Kimberly-Clark de Mexico SAB de CV Class A	15,100	93
	Grupo Aeroportuario del Pacifico SAB de CV Class B	18,500	77
*	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV	32,200	59
	Organizacion Soriana SAB de CV Class B	13,000	45
*	Urbi Desarrollos Urbanos SAB de CV	15,000	36
*	Inmuebles Carso SAB de CV	24,700	28
*	Carso Infraestructura y Construccion SAB de CV	9,700	7
			9,423
Morocco (0.0%)
	Maroc Telecom	7,387	146
	Douja Promotion Groupe Addoha SA	6,322	78
			224
Netherlands (1.0%)
	Unilever NV	68,355	2,250
*	ING Groep NV	169,941	2,239
	Koninklijke Philips Electronics NV	42,292	1,253
	Koninklijke KPN NV	67,157	1,065
	Koninklijke Ahold NV	56,754	797
*	Aegon NV	100,097	796
	Akzo Nobel NV	10,187	790
	ASML Holding NV	18,007	751

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Heineken NV	12,388	741
	Reed Elsevier NV	42,459	554
	Koninklijke DSM NV	7,748	534
	TNT NV	19,925	490
	Fugro NV	3,348	307
	Wolters Kluwer NV	12,754	297
	Randstad Holding NV	4,724	266
	Corio NV	3,319	235
	Heineken Holding NV	3,960	209
*	SBM Offshore NV	6,079	178
	Koninklijke Boskalis Westminster NV	2,714	144
	Koninklijke Vopak NV	1,832	88
			13,984
New Zealand (0.1%)
	Fletcher Building Ltd.	30,328	226
	Telecom Corp. of New Zealand Ltd.	84,863	149
	Sky City Entertainment Group Ltd.	26,543	77
	Contact Energy Ltd.	14,369	69
	Auckland International Airport Ltd.	35,852	64
	Fisher & Paykel Healthcare Corp. Ltd.	21,665	54
	Sky Network Television Ltd.	8,760	41
	Vector Ltd.	17,206	36
	Kiwi Income Property Trust	41,436	35
	Air New Zealand Ltd.	8,903	8
	Warehouse Group Ltd.	2,427	7
			766
Norway (0.4%)
	Statoil ASA	55,075	1,613
^	DnB NOR ASA	51,951	845
	Telenor ASA	34,142	590
	Yara International ASA	9,580	561
^	Norsk Hydro ASA	57,474	510
	Seadrill Ltd.	13,959	495
^	Orkla ASA	47,256	478
^	Storebrand ASA	23,566	245
*,^	Aker Solutions ASA	8,191	197
*	Renewable Energy Corp. ASA	19,813	70
			5,604
Peru (0.1%)
	Cia de Minas Buenaventura SA ADR	13,683	570
	Southern Copper Corp.	9,431	353
	Credicorp Ltd.	2,059	199
	Volcan Cia Minera SAA Class B	60,898	67
			1,189
Philippines (0.1%)
	SM Investments Corp.	21,260	288
	Aboitiz Equity Ventures Inc.	94,640	88
	Manila Electric Co.	15,000	86
	Philippine Long Distance Telephone Co.	1,450	84
	Ayala Land Inc.	208,100	80
	Aboitiz Power Corp.	91,720	68
	Bank of the Philippine Islands	43,938	60
	Ayala Corp.	6,000	55
*	Metropolitan Bank & Trust	30,377	49
	Banco de Oro Unibank Inc.	37,000	47
	Jollibee Foods Corp.	20,000	44
	SM Prime Holdings Inc.	134,000	38
	Petron Corp.	72,000	23
	Globe Telecom Inc.	1,000	21
			1,031
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	31,932	549
	KGHM Polska Miedz SA	7,271	535

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Bank Pekao SA	5,849	383
*	Polski Koncern Naftowy Orlen SA	12,289	256
	Powszechny Zaklad Ubezpieczen SA	1,710	240
	PGE SA	22,669	205
	Telekomunikacja Polska SA	28,519	188
*	Getin Holding SA	12,577	71
	Polskie Gornictwo Naftowe i Gazownictwo SA	46,234	68
*	BRE Bank SA	453	59
	Bank Handlowy w Warszawie SA	1,389	52
*	ING Bank Slaski SA	133	44
	TVN SA	6,300	42
*	Globe Trade Centre SA	4,314	34
			2,726
Portugal (0.1%)
	Portugal Telecom SGPS SA	46,674	571
	EDP - Energias de Portugal SA	123,450	504
	Galp Energia SGPS SA Class B	9,804	219
	Jeronimo Martins SGPS SA	9,665	159
*,^	Banco Comercial Portugues SA	172,131	137
*	Brisa Auto-Estradas de Portugal SA	18,074	121
*	EDP Renovaveis SA	10,385	80
	Banco Espirito Santo SA	11,232	47
	Banco BPI SA	20,861	38
	Cimpor Cimentos de Portugal SGPS SA	4,605	32
			1,908
Russia (1.0%)
	Gazprom OAO ADR	121,696	2,062
	Lukoil OAO ADR	27,944	1,942
	Gazprom OAO	164,357	1,415
	Sberbank of Russia	380,011	1,389
	NovaTek OAO	94,623	1,236
	MMC Norilsk Nickel OJSC ADR	37,636	1,042
	Rosneft Oil Co. GDR	103,097	923
	Tatneft ADR	12,091	546
	VTB Bank OJSC GDR	68,164	443
	Surgutneftegas OJSC ADR	39,041	418
	Mobile Telesystems OJSC	41,412	387
	Gazprom Neft JSC	60,927	306
	Novolipetsk Steel OJSC	76,769	299
	Uralkali	30,430	254
*	Federal Hydrogenerating Co. JSC	4,951,600	251
	Polyus Gold OJSC	2,640	188
*	Federal Grid Co. Unified Energy System JSC	13,443,105	178
	Wimm-Bill-Dann Foods OJSC	1,172	164
	Severstal OAO	6,977	128
	Sistema JSFC	101,482	118
	Wimm-Bill-Dann Foods OJSC ADR	2,816	99
	Lukoil OAO	1,420	98
*	IDGC Holding JSC	560,785	85
*	Polymetal JSC	4,298	85
*	OGK-4 OJSC	646,100	58
*	Raspadskaya	8,000	53
*	Inter Rao Ues OAO	38,841,200	50
*	TMK OAO	8,946	45
	Mosenergo OAO	410,351	41
	Magnitogorsk Iron & Steel Works	33,131	33
*	WGC-3 OJSC	666,100	32
	Rosneft Oil Co.	3,288	29
*	TGK-1 OAO	41,408,000	25
	Rostelecom OJSC	3,672	22
	Aeroflot - Russian Airlines OJSC	5,336	14
*	PIK Group	2,527	11

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
* RusHydro JSC	23,742	1
		14,470
Singapore (0.7%)
Singapore Telecommunications Ltd.	340,000	868
DBS Group Holdings Ltd.	70,000	858
Oversea-Chinese Banking Corp. Ltd.	104,000	812
United Overseas Bank Ltd.	48,000	770
Keppel Corp. Ltd.	69,313	675
Wilmar International Ltd.	115,602	498
* Genting Singapore plc	260,000	462
Fraser and Neave Ltd.	87,999	451
Singapore Airlines Ltd.	34,420	397
Singapore Exchange Ltd.	58,311	372
CapitaLand Ltd.	124,500	346
Golden Agri-Resources Ltd.	571,831	311
Noble Group Ltd.	162,272	297
Venture Corp. Ltd.	32,875	259
City Developments Ltd.	25,000	242
Singapore Press Holdings Ltd.	60,000	195
Singapore Post Ltd.	171,625	163
Jardine Cycle & Carriage Ltd.	5,000	151
SembCorp Industries Ltd.	32,231	142
SembCorp Marine Ltd.	29,389	136
Olam International Ltd.	56,000	132
CapitaMall Trust	84,600	131
Singapore Technologies Engineering Ltd.	49,000	126
M1 Ltd.	58,893	115
Ascendas Real Estate Investment Trust	66,000	110
Yangzijiang Shipbuilding Holdings Ltd.	69,036	102
ComfortDelGro Corp. Ltd.	75,000	94
CapitaMalls Asia Ltd.	64,000	93
CapitaCommercial Trust	75,810	89
UOL Group Ltd.	22,000	87
Keppel Land Ltd.	23,600	81
Cosco Corp. Singapore Ltd.	32,000	58
Neptune Orient Lines Ltd.	36,500	56
StarHub Ltd.	21,000	49
SMRT Corp. Ltd.	27,000	42
SIA Engineering Co. Ltd.	11,000	38
Wing Tai Holdings Ltd.	27,000	35
Yanlord Land Group Ltd.	26,000	31
* Indofood Agri Resources Ltd.	18,000	31
GuocoLand Ltd.	7,999	16
Allgreen Properties Ltd.	16,000	15
Hotel Properties Ltd.	6,000	12
Wheelock Properties Singapore Ltd.	7,000	11
STATS ChipPAC Ltd.	15,000	9
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	18,588	2
		9,970
South Africa (1.2%)
MTN Group Ltd.	82,873	1,843
Sasol Ltd.	27,614	1,596
Naspers Ltd.	17,807	1,072
Standard Bank Group Ltd.	68,147	1,070
Impala Platinum Holdings Ltd.	28,753	899
AngloGold Ashanti Ltd.	16,286	829
Gold Fields Ltd.	38,749	693
FirstRand Ltd.	210,975	664
Shoprite Holdings Ltd.	30,750	485
Sanlam Ltd.	106,603	457
Remgro Ltd.	24,622	427
Kumba Iron Ore Ltd.	5,322	389
Bidvest Group Ltd.	15,792	364
Anglo Platinum Ltd.	3,366	343

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Harmony Gold Mining Co. Ltd.	22,035	338
	ABSA Group Ltd.	14,506	301
	Steinhoff International Holdings Ltd.	69,019	266
	Truworths International Ltd.	19,625	227
	Vodacom Group Ltd.	18,145	222
	Nedbank Group Ltd.	9,961	222
	African Bank Investments Ltd.	34,341	201
	Massmart Holdings Ltd.	8,694	190
	RMB Holdings Ltd.	43,279	187
	ArcelorMittal South Africa Ltd.	13,318	182
	Tiger Brands Ltd.	6,100	179
	Growthpoint Properties Ltd.	60,200	167
	Woolworths Holdings Ltd.	36,172	165
	Aspen Pharmacare Holdings Ltd.	13,124	162
	Imperial Holdings Ltd.	8,777	158
	MMI Holdings Ltd.	57,942	150
	Foschini Group Ltd.	10,584	146
	Aveng Ltd.	24,771	132
*	Sappi Ltd.	22,937	125
	Exxaro Resources Ltd.	4,441	120
	Netcare Ltd.	55,336	120
	Barloworld Ltd.	9,368	106
	Spar Group Ltd.	6,888	102
	Mr Price Group Ltd.	9,935	102
	African Rainbow Minerals Ltd.	3,123	102
	Nampak Ltd.	29,619	101
	Telkom SA Ltd.	16,822	98
	Pretoria Portland Cement Co. Ltd.	22,209	85
	Murray & Roberts Holdings Ltd.	21,867	84
	Investec Ltd.	10,112	82
	Clicks Group Ltd.	9,646	65
	Sun International Ltd.	4,518	63
	RMI Holdings	33,433	60
	Pick n Pay Stores Ltd.	9,221	60
	Northam Platinum Ltd.	8,675	57
	Liberty Holdings Ltd.	4,885	54
	AVI Ltd.	11,213	53
	Reunert Ltd.	5,500	52
	Medi-Clinic Corp. Ltd.	11,175	49
	Discovery Holdings Ltd.	8,542	49
	Aeci Ltd.	3,756	49
	JD Group Ltd.	6,633	49
	Lewis Group Ltd.	3,986	48
	Mondi Ltd.	4,735	46
	Adcock Ingram Holdings Ltd.	4,808	45
	Fountainhead Property Trust	43,861	44
	Tongaat Hulett Ltd.	2,852	42
	Illovo Sugar Ltd.	8,512	37
	Wilson Bayly Holmes-Ovcon Ltd.	2,031	35
	Grindrod Ltd.	13,901	31
	JSE Ltd.	1,262	13
	Santam Ltd.	589	12
	Allied Technologies Ltd.	878	9
	Pick'n Pay Holdings Ltd.	3,111	9
	African Oxygen Ltd.	1,948	6
	Mvelaphanda Resources Ltd.	4,749	3
	Group Five Ltd.	300	1
*	Evraz Highveld Steel and Vanadium Ltd.	153	1
			16,995
South Korea (2.3%)
1	Samsung Electronics Co. Ltd. GDR	12,756	5,325
	POSCO ADR	17,517	1,932
	Hyundai Motor Co.	7,231	1,668
	Hyundai Heavy Industries Co. Ltd.	2,509	1,255

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Shinhan Financial Group Co. Ltd. ADR	12,909	1,252
	KB Financial Group Inc. ADR	21,607	1,151
	LG Chem Ltd.	2,122	1,054
	Hyundai Mobis	3,130	1,050
	Kia Motors Corp.	13,140	945
	SK Innovation Co. Ltd.	3,052	664
	Hynix Semiconductor Inc.	19,460	615
	OCI Co. Ltd.	991	593
	S-Oil Corp.	3,522	527
	SK Telecom Co. Ltd. ADR	27,166	516
	Samsung C&T Corp.	6,485	470
	Samsung Heavy Industries Co. Ltd.	10,160	461
	LG Electronics Inc.	4,671	450
	Hana Financial Group Inc.	10,410	442
	Samsung Fire & Marine Insurance Co. Ltd.	1,976	424
*	NHN Corp.	2,043	405
	LG Display Co. Ltd.	11,200	402
	Samsung Engineering Co. Ltd.	1,669	371
	SK Holdings Co. Ltd.	2,004	360
	LG Corp.	3,599	331
	Hyundai Engineering & Construction Co. Ltd.	3,543	298
	Shinsegae Co. Ltd.	1,142	288
*	Korea Electric Power Corp.	10,990	263
	Samsung SDI Co. Ltd.	1,425	255
	Honam Petrochemical Corp.	673	238
	Cheil Industries Inc.	2,135	235
	Korea Zinc Co. Ltd.	590	233
	Samsung Life Insurance Co. Ltd.	2,562	233
	Hyundai Steel Co.	1,817	232
	Samsung Electro-Mechanics Co. Ltd.	2,337	226
	Woori Finance Holdings Co. Ltd.	16,280	222
	Samsung Securities Co. Ltd.	2,615	219
	KT Corp. ADR	10,700	217
	GS Engineering & Construction Corp.	1,633	197
	LG Household & Health Care Ltd.	489	197
	Samsung Techwin Co. Ltd.	2,320	191
	NCSoft Corp.	679	180
	Lotte Shopping Co. Ltd.	378	172
	Daelim Industrial Co. Ltd.	1,515	171
	Hankook Tire Co. Ltd.	4,230	170
	Amorepacific Corp.	167	168
	KT&G Corp.	2,679	159
	GS Holdings	1,890	158
	LS Corp.	1,343	149
	Dongbu Insurance Co. Ltd.	3,020	144
	Hyundai Department Store Co. Ltd.	950	139
	Hanwha Corp.	3,020	139
	Kangwon Land Inc.	6,110	139
	Industrial Bank of Korea	6,800	131
	Hanwha Chem Corp.	2,900	129
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,000	129
	Doosan Corp.	1,036	127
	Celltrion Inc.	3,615	124
	Daewoo Securities Co. Ltd.	5,800	122
	Hyosung Corp.	1,451	119
	Woongjin Coway Co. Ltd.	3,290	110
*	BS Financial Group Inc.	7,060	103
	Doosan Heavy Industries and Construction Co. Ltd.	1,764	99
*	Doosan Infracore Co. Ltd.	3,500	97
	Korea Exchange Bank	11,150	95
^	Daewoo International Corp.	2,399	93
	Hyundai Mipo Dockyard	512	91
	SKC Co. Ltd.	1,560	90
	Daegu Bank Ltd.	5,310	89

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	CJ CheilJedang Corp.	378	88
	STX Offshore & Shipbuilding Co. Ltd.	2,900	86
	SK C&C Co. Ltd.	831	85
	Korean Air Lines Co. Ltd.	1,371	84
	Woori Investment & Securities Co. Ltd.	4,160	84
	Hyundai Securities Co.	6,470	82
	Dongkuk Steel Mill Co. Ltd.	2,050	82
	Korea Investment Holdings Co. Ltd.	2,010	79
	Hyundai Merchant Marine Co. Ltd.	2,581	79
	Samsung Electronics Co. Ltd.	93	78
	Korea Life Insurance Co. Ltd.	10,820	75
	Samsung Card Co.	1,413	70
	Hanjin Shipping Co. Ltd.	2,662	69
	Hyundai Development Co.	2,450	67
	Daum Communications Corp.	630	65
	KCC Corp.	180	61
*	Daewoo Engineering & Construction Co. Ltd.	5,350	57
	Yuhan Corp.	420	56
	STX Corp. Co. Ltd.	2,204	55
	AMOREPACIFIC Group	277	55
	LG Uplus Corp.	8,730	53
*	Hanjin Heavy Industries & Construction Co. Ltd.	1,434	52
	Samsung Fine Chemicals Co. Ltd.	700	52
	Hyundai Glovis Co. Ltd.	355	51
	S1 Corp.	1,020	50
*	Korea Express Co. Ltd.	489	48
	Lotte Confectionery Co. Ltd.	31	46
	CJ Corp.	601	45
	Lotte Chilsung Beverage Co. Ltd.	42	45
	Cheil Worldwide Inc.	3,175	41
	SK Networks Co. Ltd.	3,440	38
	Hyundai Hysco	910	37
	NongShim Co. Ltd.	150	35
	Hite Brewery Co. Ltd.	298	33
	Daishin Securities Co. Ltd.	2,300	31
	STX Pan Ocean Co. Ltd.	3,610	29
	Korea Gas Corp.	700	22
	Halla Climate Control Corp.	1,040	21
	KEPCO Engineering & Construction Co. Inc.	318	21
	Mirae Asset Securities Co. Ltd.	511	21
	Lotte Midopa Co. Ltd.	1,020	15
	LG Hausys Ltd.	125	9
	Daishin Securities Co. Ltd. Prior Pfd.	950	8
	KT Corp.	119	4
	Hanjin Shipping Holdings Co. Ltd.	305	4
			32,311
Spain (1.6%)
	Telefonica SA	202,082	5,429
	Banco Santander SA	363,730	4,645
	Banco Bilbao Vizcaya Argentaria SA	196,197	2,513
	Iberdrola SA	239,327	2,220
	Repsol YPF SA	54,409	1,942
	Inditex SA	10,973	984
	ACS Actividades de Construccion y Servicios SA	10,109	509
	Abertis Infraestructuras SA	16,262	385
	Banco Popular Espanol SA	55,643	333
	Gas Natural SDG SA	16,064	330
	Ferrovial SA	23,729	327
	Criteria Caixacorp SA	43,083	318
	Acerinox SA	14,632	294
	Banco de Sabadell SA	66,014	292
	Enagas SA	7,033	174
	Grifols SA	8,661	172
*	Gamesa Corp. Tecnologica SA	17,404	164

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Mapfre SA	38,801	162
	Iberdrola Renovables SA	35,242	161
*	International Consolidated Airlines Group SA	37,493	149
	Indra Sistemas SA	6,330	144
	Red Electrica Corp. SA	2,040	130
	Acciona SA	1,086	126
	Bankinter SA	15,164	113
	Endesa SA	2,969	104
	Zardoya Otis SA	5,187	88
	Corp Financiera Alba	1,198	74
*	Gestevision Telecinco SA	5,585	63
	Fomento de Construcciones y Contratas SA	1,728	59
*,^	Banco de Valencia SA	8,226	33
	Banco Espanol de Credito SA	1,960	18
	Banco Santander SA ADR	431	5
*,^	Banco de Valencia SA Rights Exp. 05/09/2011	8,228	1
			22,461
Sweden (1.3%)
	Telefonaktiebolaget LM Ericsson Class B	130,806	1,985
	Nordea Bank AB	129,551	1,477
^	Sandvik AB	59,564	1,263
	Volvo AB Class B	63,103	1,240
	Svenska Handelsbanken AB Class A	25,062	869
^	Hennes & Mauritz AB Class B	24,517	866
	Skandinaviska Enskilda Banken AB Class A	87,982	846
	Swedbank AB Class A	40,668	771
	Atlas Copco AB Class A	26,208	770
	TeliaSonera AB	90,696	740
	Volvo AB Class A	35,868	703
^	Scania AB Class B	25,200	655
^	Tele2 AB	23,933	601
^	SKF AB	17,506	553
	Boliden AB	21,282	480
	Investor AB Class B	18,274	455
^	Atlas Copco AB Class B	16,664	442
*,^	Assa Abloy AB Class B	12,667	380
	Skanska AB Class B	16,911	364
	Svenska Cellulosa AB Class B	22,103	339
	Electrolux AB Class B	12,786	325
^	Swedish Match AB	8,637	306
	SSAB AB Class A	14,700	263
^	Alfa Laval AB	11,711	262
^	Husqvarna AB	29,815	235
^	Getinge AB	7,969	212
	Industrivarden AB Class A	9,417	211
	Kinnevik Investment AB Class B	7,661	198
	Industrivarden AB	9,230	184
	Ratos AB	4,283	177
^	Modern Times Group AB Class B	2,124	163
^	Securitas AB Class B	11,812	148
	Holmen AB	2,364	87
	SSAB AB Class B	2,200	34
*	Scania AB Class A	919	24
*	CDON Group AB	2,124	14
			18,642
Switzerland (3.0%)
	Nestle SA	152,492	9,465
	Novartis AG	99,022	5,872
	Roche Holding AG	30,655	4,976
*	UBS AG	165,752	3,317
	ABB Ltd.	101,769	2,810
	Credit Suisse Group AG	52,028	2,368
	Zurich Financial Services AG	6,451	1,814
	Syngenta AG	4,184	1,480

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Cie Financiere Richemont SA	22,576	1,460
	Swiss Reinsurance Co. Ltd.	17,017	1,015
	Holcim Ltd.	11,518	1,004
	Swatch Group AG (Bearer)	1,615	795
	Novartis AG ADR	11,340	671
	SGS SA	251	499
	Geberit AG	1,978	463
	Givaudan SA	394	439
	Adecco SA	6,062	433
	Swisscom AG	885	406
	Kuehne & Nagel International AG	2,466	394
	Julius Baer Group Ltd.	8,383	392
1	Synthes Inc.	2,041	352
	Swatch Group AG (Registered)	3,758	334
*	Actelion Ltd.	3,993	235
	Swiss Life Holding AG	1,272	232
*	Lindt & Spruengli AG	6	224
*	Baloise Holding AG	1,906	211
	Sonova Holding AG	1,914	193
	Lonza Group AG	2,048	176
	GAM Holding AG	8,628	170
	Pargesa Holding SA	1,644	169
	Schindler Holding AG (Registered)	1,082	139
	Nobel Biocare Holding AG	5,234	116
*	Lindt & Spruengli AG	31	103
	Sika AG	39	100
	Schindler Holding AG (Bearer)	738	96
	Straumann Holding AG	263	69
*	Transocean Ltd.	415	31
*	BKW FMB Energie AG	424	28
	EFG International AG	1,588	24
			43,075
Taiwan (1.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	232,667	3,141
	HTC Corp.	35,468	1,614
	Hon Hai Precision Industry Co. Ltd.	419,883	1,595
	Formosa Plastics Corp.	261,840	1,072
	Nan Ya Plastics Corp.	345,330	1,061
	Formosa Chemicals & Fibre Corp.	182,130	737
	Chunghwa Telecom Co. Ltd. ADR	23,304	735
	China Steel Corp.	446,301	553
	Cathay Financial Holding Co. Ltd.	328,220	549
	MediaTek Inc.	47,118	522
*	AU Optronics Corp. ADR	60,772	492
	Fubon Financial Holding Co. Ltd.	267,738	393
	Chinatrust Financial Holding Co. Ltd.	416,457	383
	Delta Electronics Inc.	75,641	339
	Advanced Semiconductor Engineering Inc. ADR	54,557	322
*	Chimei Innolux Corp.	298,294	307
	Mega Financial Holding Co. Ltd.	349,000	305
	Formosa Petrochemical Corp.	79,140	278
	Uni-President Enterprises Corp.	180,174	260
	United Microelectronics Corp. ADR	90,935	258
	Asustek Computer Inc.	26,647	241
	Far Eastern New Century Corp.	151,091	238
	Quanta Computer Inc.	119,450	236
	Yuanta Financial Holding Co. Ltd.	338,000	235
	Taiwan Cement Corp.	154,210	227
	Acer Inc.	119,583	224
	Taiwan Mobile Co. Ltd.	83,000	214
	Foxconn Technology Co. Ltd.	43,212	207
	Compal Electronics Inc.	179,323	204
	China Development Financial Holding Corp.	449,100	188
	President Chain Store Corp.	32,952	181

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	First Financial Holding Co. Ltd.	194,183	180
	Synnex Technology International Corp.	68,189	174
*	MStar Semiconductor Inc.	21,000	174
	Hua Nan Financial Holdings Co. Ltd.	216,486	173
	Taiwan Cooperative Bank	190,190	160
	Siliconware Precision Industries Co. ADR	20,700	140
	Asia Cement Corp.	104,177	140
	Wistron Corp.	77,494	140
	SinoPac Financial Holdings Co. Ltd.	292,000	139
	Chang Hwa Commercial Bank	148,000	129
	Catcher Technology Co. Ltd.	20,310	128
	Largan Precision Co. Ltd.	4,020	128
*	Taishin Financial Holding Co. Ltd.	210,475	124
	Lite-On Technology Corp.	95,671	121
	Epistar Corp.	35,000	116
	Unimicron Technology Corp.	65,000	107
	Pou Chen Corp.	112,524	106
	Taiwan Fertilizer Co. Ltd.	31,000	105
	Yulon Motor Co. Ltd.	50,000	104
	Cheng Shin Rubber Industry Co. Ltd.	41,125	104
*	Shin Kong Financial Holding Co. Ltd.	221,339	97
	E.Sun Financial Holding Co. Ltd.	136,172	97
	Taiwan Glass Industrial Corp.	58,514	96
	Far EasTone Telecommunications Co. Ltd.	63,000	96
	Macronix International	134,721	89
*	Walsin Lihwa Corp.	151,000	88
	KGI Securities Co. Ltd.	134,000	70
	Polaris Securities Co. Ltd.	97,000	70
	Formosa Taffeta Co. Ltd.	60,000	65
*	Pegatron Corp.	60,954	64
	United Microelectronics Corp.	119,180	62
	Chicony Electronics Co. Ltd.	31,058	61
*	Evergreen Marine Corp. Taiwan Ltd.	66,000	61
*	Nanya Technology Corp.	112,083	57
	Advanced Semiconductor Engineering Inc.	48,522	57
*	China Airlines Ltd.	87,425	56
	Inventec Co. Ltd.	101,850	55
	Teco Electric and Machinery Co. Ltd.	72,000	51
	Yageo Corp.	93,000	50
*	Taiwan Business Bank	122,720	50
*	Yang Ming Marine Transport Corp.	58,000	49
*	Tatung Co. Ltd.	95,638	48
	Giant Manufacturing Co. Ltd.	11,881	48
	Advantech Co. Ltd.	14,015	46
	Novatek Microelectronics Corp.	15,025	46
*	Eva Airways Corp.	48,749	45
*	Winbond Electronics Corp.	136,000	43
	Eternal Chemical Co. Ltd.	35,605	43
	Oriental Union Chemical Corp.	29,000	43
	Coretronic Corp.	27,000	41
*	Wan Hai Lines Ltd.	52,000	40
*	Powerchip Technology Corp.	182,900	40
	Ton Yi Industrial Corp.	65,000	39
	Yuen Foong Yu Paper Manufacturing Co. Ltd.	84,460	39
	Far Eastern International Bank	80,787	39
	Cheng Uei Precision Industry Co. Ltd.	19,151	39
	Waterland Financial Holdings Co. Ltd.	80,080	38
*	Qisda Corp.	65,000	37
*	HannStar Display Corp.	206,749	36
*	Ritek Corp.	126,039	36
*	Inotera Memories Inc.	71,109	36
	U-Ming Marine Transport Corp.	16,000	35
	Taiwan Secom Co. Ltd.	18,000	35
	Capital Securities Corp.	67,208	33

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Realtek Semiconductor Corp.	16,210	32
* CMC Magnetics Corp.	129,000	31
Mitac International Corp.	74,000	31
Feng Hsin Iron & Steel Co.	17,000	31
D-Link Corp.	31,980	31
Transcend Information Inc.	10,148	30
Siliconware Precision Industries Co.	21,030	28
Nan Ya Printed Circuit Board Corp.	8,160	27
* Chunghwa Picture Tubes	140,688	19
China Motor Corp.	19,000	18
LITE-ON IT Corp.	12,120	13
Cathay Real Estate Development Co. Ltd.	23,000	12
Vanguard International Semiconductor Corp.	22,000	11
President Securities Corp.	15,600	10
Faraday Technology Corp.	6,029	9
Compal Communications Inc.	9,000	8
* Tatung Co. Ltd. GDR	621	7
Micro-Star International Co. Ltd.	10,499	5
		22,722
Thailand (0.2%)
PTT PCL (Foreign)	30,300	381
PTT Exploration & Production PCL (Foreign)	42,000	261
Kasikornbank PCL (Foreign)	49,300	215
Bank of Ayudhya PCL(Local)	208,000	198
Siam Commercial Bank PCL (Foreign)	49,400	192
Advanced Info Service PCL (Foreign)	51,400	160
Electricity Generating PCL (Foreign)	44,500	145
Bangkok Bank PCL (Foreign)	21,698	124
Charoen Pokphand Foods PCL (Foreign)	124,300	123
Siam Cement PCL (Foreign)	8,700	121
Banpu PCL	4,500	113
Indorama Ventures PCL	54,200	97
CP ALL PCL (Foreign)	66,500	96
PTT PCL	7,300	92
PTT Aromatics & Refining PCL (Foreign)	65,200	90
PTT Exploration and Production PCL (Local)	13,000	81
Thai Oil PCL (Foreign)	25,800	73
PTT Chemical PCL (Foreign)	13,200	71
IRPC PCL (Foreign)	329,400	69
Siam Commercial Bank PCL (Local)	15,500	60
BEC World PCL (Foreign)	43,200	50
TMB Bank PCL	490,800	38
CP ALL PCL (Local)	25,300	37
Thai Airways International PCL (Foreign)	28,374	36
Krung Thai Bank PCL	55,200	36
Land and Houses PCL (Foreign)	162,900	36
Krung Thai Bank PCL (Foreign)	45,700	30
Total Access Communication PCL (Local)	17,600	30
Siam City Cement PCL (Foreign)	3,800	28
IRPC PCL	129,200	27
Thai Oil PCL	9,300	26
Total Access Communication PCL (Foreign)	13,700	23
TMB Bank PCL	294,100	23
Siam City Cement PCL (Local)	2,100	15
Thai Union Frozen Products PCL (Foreign)	9,450	15
Siam Makro PCL (Foreign)	2,600	14
Delta Electronics Thai PCL (Foreign)	14,200	13
Central Pattana PCL	12,200	12
Airports of Thailand PCL (Foreign)	9,600	12
Ratchaburi Electricity Generating Holding PCL (Foreign)	4,100	6
		3,269
Turkey (0.2%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,410	329
Akbank TAS	48,083	250

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Turkiye Garanti Bankasi AS	46,827	242
*	Eregli Demir ve Celik Fabrikalari TAS	72,655	221
	KOC Holding AS	36,743	198
	Turkiye Is Bankasi	53,140	188
*	Dogan Sirketler Grubu Holdings	184,758	147
	Turkiye Halk Bankasi AS	14,760	128
	Tupras Turkiye Petrol Rafinerileri AS	3,468	113
	Turk Telekomunikasyon AS	21,571	112
*	Yapi ve Kredi Bankasi AS	33,445	105
	BIM Birlesik Magazalar AS	2,409	84
	Haci Omer Sabanci Holding AS (Bearer)	14,385	77
*	Turk Hava Yollari	25,621	76
	Turkiye Vakiflar Bankasi Tao	27,047	72
	Enka Insaat ve Sanayi AS	15,912	70
	Asya Katilim Bankasi AS	30,743	61
	Turkcell Iletisim Hizmetleri AS	9,761	58
	Coca-Cola Icecek AS	3,689	55
	Arcelik AS	6,925	39
	Ford Otomotiv Sanayi AS	1,724	17
			2,642
United Kingdom (8.2%)
	HSBC Holdings plc	772,406	8,425
	Vodafone Group plc	2,284,336	6,604
	BP plc	829,252	6,375
	Royal Dutch Shell plc Class A	156,118	6,081
	GlaxoSmithKline plc	228,283	4,987
	Rio Tinto plc	67,214	4,904
	Royal Dutch Shell plc Class B	118,942	4,627
	BHP Billiton plc	95,666	4,045
	British American Tobacco plc	87,423	3,820
	BG Group plc	148,277	3,818
	AstraZeneca plc	61,238	3,039
	Anglo American plc	57,907	3,036
	Standard Chartered plc	102,159	2,839
	Barclays plc	532,683	2,532
	Xstrata plc	97,855	2,510
	Tesco plc	348,272	2,348
	Diageo plc	109,683	2,231
	SABMiller plc	52,175	1,949
	Unilever plc	57,506	1,868
	Reckitt Benckiser Group plc	31,734	1,766
*	Lloyds Banking Group plc	1,759,965	1,747
	National Grid plc	154,388	1,584
	Imperial Tobacco Group plc	43,994	1,552
	Prudential plc	110,772	1,433
	Centrica plc	226,462	1,216
	BT Group plc	341,835	1,122
	Tullow Oil plc	40,714	977
	Aviva plc	126,080	944
	Scottish & Southern Energy plc	41,497	941
	Rolls-Royce Group plc	83,380	897
	BAE Systems plc	152,639	838
	British Sky Broadcasting Group plc	56,140	791
	Compass Group plc	80,261	785
	Shire plc	23,886	741
	WPP plc	53,743	704
	Pearson plc	35,784	686
	Reed Elsevier plc	76,103	674
	ARM Holdings plc	59,180	613
	WM Morrison Supermarkets plc	123,135	608
*	Cairn Energy plc	79,597	602
	Experian plc	44,007	594
	Old Mutual plc	254,512	593
*	Royal Bank of Scotland Group plc	787,467	549

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Legal & General Group plc	250,309	515
	Kingfisher plc	109,888	505
	Smith & Nephew plc	43,798	481
	J Sainsbury plc	82,261	479
	Marks & Spencer Group plc	71,259	463
	Wolseley plc	12,056	438
	Land Securities Group plc	31,866	419
	Burberry Group plc	19,038	413
	Fresnillo plc	14,911	411
	Antofagasta plc	17,355	399
	British Land Co. plc	37,783	380
	International Power plc	67,835	375
	Intercontinental Hotels Group plc	17,076	375
	Standard Life plc	97,489	369
	Kazakhmys plc	15,805	367
	Carnival plc	9,076	365
	Smiths Group plc	16,354	365
	Aggreko plc	11,903	356
	RSA Insurance Group plc	149,017	343
	Man Group plc	80,102	335
	Capita Group plc	26,185	322
*	Randgold Resources Ltd.	3,672	319
	Johnson Matthey plc	9,182	308
	United Utilities Group plc	28,914	306
	Resolution Ltd.	58,470	296
	Next plc	7,845	294
	AMEC plc	14,301	287
	G4S plc	61,973	286
	Associated British Foods plc	16,967	286
	Lonmin plc	10,419	285
*	Autonomy Corp. plc	10,400	281
	Petrofac Ltd.	10,523	266
	Eurasian Natural Resources Corp. plc	16,642	255
	Severn Trent plc	10,058	253
	Sage Group plc	51,907	248
	ICAP plc	28,350	246
	Hammerson plc	30,466	240
	Rexam plc	35,581	233
	Admiral Group plc	7,905	224
	Vedanta Resources plc	5,658	221
	Schroders plc	6,665	212
	Inmarsat plc	19,769	201
*	ITV plc	158,091	201
	Invensys plc	35,318	201
	Whitbread plc	7,098	200
	Serco Group plc	20,881	198
	Tate & Lyle plc	18,942	188
	Home Retail Group plc	50,819	188
	Capital Shopping Centres Group plc	26,905	183
	3i Group plc	37,023	174
	Segro plc	31,355	171
	Cobham plc	43,838	167
	Bunzl plc	13,338	166
	Logica plc	68,256	154
	Aegis Group plc	46,353	109
	Drax Group plc	13,862	102
*	Rentokil Initial plc	63,452	100
	Hays plc	48,697	97
	United Business Media Ltd.	9,254	94
	Daily Mail & General Trust plc	11,139	93
	Cable & Wireless Worldwide plc	114,361	92
	William Hill plc	24,548	92
	Ladbrokes plc	35,029	89
	Thomas Cook Group plc	29,127	84

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Provident Financial plc	4,680	79
	TUI Travel plc	19,152	77
	Cable & Wireless Communications plc	89,570	70
	TalkTalk Telecom Group plc	29,073	68
	Schroders plc	2,087	54
	African Barrick Gold Ltd.	4,409	39
			116,547
United States (41.2%)
	Exxon Mobil Corp.	221,919	19,529
*	Apple Inc.	40,252	14,017
	Chevron Corp.	88,224	9,655
	Microsoft Corp.	369,783	9,622
	General Electric Co.	469,571	9,603
	International Business Machines Corp.	54,554	9,306
	AT&T Inc.	261,459	8,137
	Procter & Gamble Co.	122,671	7,961
	Johnson & Johnson	120,861	7,943
	Oracle Corp.	218,211	7,867
	JPMorgan Chase & Co.	172,040	7,850
	Pfizer Inc.	354,805	7,437
	Coca-Cola Co.	101,894	6,874
	Wells Fargo & Co.	230,319	6,705
	Wal-Mart Stores Inc.	117,203	6,444
*	Citigroup Inc.	1,275,383	5,854
*	Google Inc. Class A	10,478	5,701
	Intel Corp.	241,523	5,601
	Philip Morris International Inc.	79,642	5,530
	Bank of America Corp.	443,840	5,450
	Schlumberger Ltd.	60,047	5,389
	ConocoPhillips	62,918	4,966
	Merck & Co. Inc.	134,353	4,830
	PepsiCo Inc.	69,709	4,802
	Verizon Communications Inc.	124,613	4,708
	Cisco Systems Inc.	242,217	4,253
	Occidental Petroleum Corp.	35,485	4,056
	QUALCOMM Inc.	70,243	3,993
*	Berkshire Hathaway Inc. Class A	32	3,992
	Hewlett-Packard Co.	96,399	3,892
*	Berkshire Hathaway Inc. Class B	45,673	3,805
	United Technologies Corp.	40,633	3,640
	Walt Disney Co.	84,076	3,624
	McDonald's Corp.	45,665	3,576
	Abbott Laboratories	67,281	3,501
	Goldman Sachs Group Inc.	22,523	3,401
	Caterpillar Inc.	27,933	3,224
	3M Co.	31,133	3,026
*	Amazon.com Inc.	14,703	2,889
	Home Depot Inc.	71,294	2,648
	American Express Co.	52,768	2,590
	Kraft Foods Inc.	76,394	2,565
	Boeing Co.	31,756	2,534
*	EMC Corp.	89,343	2,532
*	Ford Motor Co.	160,571	2,484
	Altria Group Inc.	91,547	2,457
	United Parcel Service Inc. Class B	31,823	2,386
	UnitedHealth Group Inc.	48,187	2,372
	Comcast Corp. Class A	90,058	2,363
*	Amgen Inc.	40,537	2,305
	Freeport-McMoRan Copper & Gold Inc.	41,181	2,266
	EI du Pont de Nemours & Co.	39,524	2,245
	Union Pacific Corp.	21,632	2,238
	Apache Corp.	16,666	2,223
	US Bancorp	84,208	2,174
	CVS Caremark Corp.	59,891	2,170

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Bristol-Myers Squibb Co.	75,196	2,113
	Honeywell International Inc.	33,928	2,077
	Dow Chemical Co.	50,018	2,050
	Halliburton Co.	39,851	2,012
	Emerson Electric Co.	32,816	1,994
*	eBay Inc.	57,272	1,970
	Medtronic Inc.	47,096	1,966
*	DIRECTV Class A	38,431	1,867
	Colgate-Palmolive Co.	21,867	1,844
	Eli Lilly & Co.	49,670	1,838
	Texas Instruments Inc.	51,469	1,829
	Deere & Co.	18,705	1,824
	Time Warner Inc.	47,927	1,815
	Morgan Stanley	67,510	1,765
	Devon Energy Corp.	19,233	1,750
	Walgreen Co.	40,808	1,743
	Anadarko Petroleum Corp.	21,681	1,712
	Visa Inc. Class A	21,784	1,702
	Marathon Oil Corp.	30,430	1,644
	MetLife Inc.	34,797	1,628
	Monsanto Co.	23,785	1,618
	Accenture plc Class A	28,035	1,602
	Danaher Corp.	28,780	1,590
	Lowe's Cos. Inc.	60,110	1,578
	Bank of New York Mellon Corp.	54,454	1,577
	Target Corp.	30,899	1,517
	Costco Wholesale Corp.	18,720	1,515
	Baker Hughes Inc.	19,298	1,494
	Mastercard Inc. Class A	5,392	1,488
	Simon Property Group Inc.	12,731	1,458
	Baxter International Inc.	25,599	1,457
	Praxair Inc.	13,502	1,437
	News Corp. Class A	79,554	1,418
	Southern Co.	36,221	1,414
	National Oilwell Varco Inc.	18,418	1,412
	PNC Financial Services Group Inc.	22,644	1,412
	Corning Inc.	66,356	1,390
*	Gilead Sciences Inc.	35,396	1,375
	Travelers Cos. Inc.	21,481	1,359
	Prudential Financial Inc.	21,358	1,355
	WellPoint Inc.	17,222	1,322
	EOG Resources Inc.	11,664	1,317
	FedEx Corp.	13,743	1,315
*	Dell Inc.	84,661	1,313
	CSX Corp.	16,471	1,296
*	Express Scripts Inc.	22,471	1,275
	Hess Corp.	14,828	1,275
	Illinois Tool Works Inc.	21,748	1,270
	Norfolk Southern Corp.	16,875	1,260
	Viacom Inc. Class B	24,463	1,252
	Johnson Controls Inc.	30,379	1,246
	Exelon Corp.	29,493	1,243
	Covidien plc	22,150	1,234
	Lockheed Martin Corp.	15,480	1,227
*	Celgene Corp.	20,669	1,217
	Newmont Mining Corp.	20,646	1,210
	Automatic Data Processing Inc.	22,028	1,197
*	Medco Health Solutions Inc.	20,155	1,196
	Starbucks Corp.	32,729	1,184
	Time Warner Cable Inc.	15,112	1,181
	Kimberly-Clark Corp.	17,830	1,178
	General Dynamics Corp.	16,111	1,173
	Aflac Inc.	20,510	1,152
	Dominion Resources Inc.	24,790	1,151

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	priceline.com Inc.	2,097	1,147
*	Cognizant Technology Solutions Corp. Class A	13,737	1,139
	Yum! Brands Inc.	20,965	1,125
	Duke Energy Corp.	59,779	1,115
	Capital One Financial Corp.	20,170	1,104
	Allergan Inc.	13,780	1,096
	Archer-Daniels-Midland Co.	29,281	1,084
	General Mills Inc.	27,343	1,055
*	Thermo Fisher Scientific Inc.	17,372	1,042
	State Street Corp.	22,253	1,036
	Cummins Inc.	8,589	1,032
	NIKE Inc. Class B	12,519	1,031
	CenturyLink Inc.	25,211	1,028
*	Biogen Idec Inc.	10,557	1,028
	Tyco International Ltd.	20,928	1,020
	NextEra Energy Inc.	17,976	1,017
	Applied Materials Inc.	64,699	1,015
	Precision Castparts Corp.	6,481	1,001
*	Juniper Networks Inc.	26,107	1,001
*	Transocean Ltd.	13,587	988
*	Yahoo! Inc.	55,397	983
	Charles Schwab Corp.	53,471	979
*	NetApp Inc.	18,577	966
	ACE Ltd.	14,329	964
*	American Tower Corp. Class A	18,308	958
	Chesapeake Energy Corp.	27,826	937
	Air Products & Chemicals Inc.	9,800	936
*	Citrix Systems Inc.	11,092	936
	Franklin Resources Inc.	7,209	931
	St. Jude Medical Inc.	17,358	928
	TJX Cos. Inc.	16,902	906
	McKesson Corp.	10,807	897
	Williams Cos. Inc.	26,900	892
*	General Motors Co.	27,104	870
	PACCAR Inc.	16,122	856
	Chubb Corp.	13,084	853
	Northrop Grumman Corp.	13,379	851
	CME Group Inc.	2,870	849
	Waste Management Inc.	21,464	847
	Loews Corp.	19,096	845
	BlackRock Inc.	4,201	823
	Wynn Resorts Ltd.	5,590	823
	BB&T Corp.	30,492	821
	Coach Inc.	13,502	808
	PG&E Corp.	17,439	804
	Allstate Corp.	23,627	800
	Becton Dickinson and Co.	9,289	798
	Comcast Corp. Class A Special Shares	32,498	798
	Spectra Energy Corp.	27,473	798
	Alcoa Inc.	46,581	792
	Peabody Energy Corp.	11,744	785
	Raytheon Co.	16,098	782
*	Adobe Systems Inc.	23,133	776
	Eaton Corp.	14,314	766
	AON Corp.	14,659	765
	Vornado Realty Trust	7,768	751
*	AES Corp.	56,208	744
*	Agilent Technologies Inc.	14,896	743
	American Electric Power Co. Inc.	20,360	743
	Carnival Corp.	19,427	740
	Stryker Corp.	12,531	739
	Kohl's Corp.	13,909	733
	Equity Residential	12,263	732
	Ingersoll-Rand plc	14,417	728

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Aetna Inc.	17,473	723
	Sysco Corp.	24,884	719
	Ameriprise Financial Inc.	11,590	719
	T Rowe Price Group Inc.	11,173	718
	Noble Energy Inc.	7,449	717
	Staples Inc.	33,853	716
*	Intuit Inc.	12,876	715
	CBS Corp. Class B	28,188	711
	Broadcom Corp. Class A	20,167	709
*	Las Vegas Sands Corp.	15,067	708
	HJ Heinz Co.	13,739	704
	Marsh & McLennan Cos. Inc.	23,113	700
	Public Service Enterprise Group Inc.	21,718	699
*	Intuitive Surgical Inc.	1,996	698
	FirstEnergy Corp.	17,443	697
	Kroger Co.	28,662	697
	Cardinal Health Inc.	15,871	693
	Reynolds American Inc.	18,669	693
	Altera Corp.	14,081	686
	TE Connectivity Ltd.	19,087	684
	Valero Energy Corp.	24,134	683
*	Weatherford International Ltd.	31,482	679
	Xcel Energy Inc.	27,827	677
	Kellogg Co.	11,793	675
	CF Industries Holdings Inc.	4,766	675
*	Motorola Solutions Inc.	14,668	673
	Western Union Co.	31,656	673
	PPG Industries Inc.	7,067	669
*	Sprint Nextel Corp.	128,246	664
*	FMC Technologies Inc.	14,242	662
	Public Storage	5,617	659
*	Southwestern Energy Co.	14,809	650
	Parker Hannifin Corp.	6,882	649
	Consolidated Edison Inc.	12,445	649
	Lorillard Inc.	6,082	648
	Mosaic Co.	8,648	647
	Discover Financial Services	26,051	647
*	Humana Inc.	8,469	645
*	Zimmer Holdings Inc.	9,868	644
	VF Corp.	6,400	644
*	Symantec Corp.	32,693	642
	Murphy Oil Corp.	8,215	637
	Nucor Corp.	13,506	634
	Boston Properties Inc.	6,058	633
	Omnicom Group Inc.	12,869	633
	HCP Inc.	15,839	628
	CIGNA Corp.	13,307	623
	Progressive Corp.	28,328	622
	Avon Products Inc.	21,116	620
	Annaly Capital Management Inc.	34,358	613
*	Bed Bath & Beyond Inc.	10,911	612
*	AutoZone Inc.	2,162	611
	SunTrust Banks Inc.	21,492	606
	Consol Energy Inc.	11,169	604
	Xerox Corp.	59,762	603
	CH Robinson Worldwide Inc.	7,417	595
	International Paper Co.	19,214	593
	Progress Energy Inc.	12,494	593
	Fortune Brands Inc.	9,071	590
	Sara Lee Corp.	30,721	590
	Hartford Financial Services Group Inc.	20,248	587
	Stanley Black & Decker Inc.	8,042	584
	Mead Johnson Nutrition Co.	8,733	584
*	Salesforce.com Inc.	4,208	583

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	El Paso Corp.	29,822	579
*	Forest Laboratories Inc.	17,323	574
	Paychex Inc.	17,500	572
	Sempra Energy	10,282	567
	Limited Brands Inc.	13,756	566
	PPL Corp.	20,614	565
	Entergy Corp.	7,962	555
	Marriott International Inc. Class A	15,712	555
*	Crown Castle International Corp.	12,890	552
*	Cameron International Corp.	10,469	552
	Edison International	13,913	546
	Nordstrom Inc.	11,487	546
	Invesco Ltd.	21,942	546
	Best Buy Co. Inc.	17,386	543
	Bunge Ltd.	7,192	543
*	SanDisk Corp.	11,015	541
	Cliffs Natural Resources Inc.	5,775	541
	Dover Corp.	7,941	540
	Weyerhaeuser Co.	23,337	537
	Northern Trust Corp.	10,712	536
	McGraw-Hill Cos. Inc.	13,200	534
	Republic Services Inc. Class A	16,856	533
	News Corp. Class B	28,160	532
	Analog Devices Inc.	13,101	528
	Fluor Corp.	7,539	527
	Rockwell Automation Inc.	6,043	527
	Ecolab Inc.	9,966	526
*	Netflix Inc.	2,259	526
*	Boston Scientific Corp.	69,968	524
*	NVIDIA Corp.	26,200	524
	Fifth Third Bancorp	39,309	522
	Estee Lauder Cos. Inc. Class A	5,334	517
*	Micron Technology Inc.	45,598	515
*	SLM Corp.	30,856	512
	Host Hotels & Resorts Inc.	28,384	505
	Pioneer Natural Resources Co.	4,934	504
	Starwood Hotels & Resorts Worldwide Inc.	8,457	504
	Mattel Inc.	18,761	501
	Expeditors International of Washington Inc.	9,108	494
	CenterPoint Energy Inc.	26,552	494
	Safeway Inc.	20,133	489
*	Liberty Media Corp. - Interactive	27,696	484
	Moody's Corp.	12,268	480
	AvalonBay Communities Inc.	3,789	480
*	Vertex Pharmaceuticals Inc.	8,662	477
*	Autodesk Inc.	10,533	474
	Cooper Industries plc	7,042	464
	Macy's Inc.	19,400	464
	Whole Foods Market Inc.	7,386	464
*	Mylan Inc.	18,586	463
*	Concho Resources Inc.	4,298	459
	Principal Financial Group Inc.	13,591	459
	AmerisourceBergen Corp. Class A	11,264	458
	ConAgra Foods Inc.	18,663	456
	M&T Bank Corp.	5,098	451
	ITT Corp.	7,763	449
	WW Grainger Inc.	2,949	447
	Goodrich Corp.	5,056	447
	NYSE Euronext	11,131	446
	Joy Global Inc.	4,406	445
	Noble Corp.	10,191	438
*	Life Technologies Corp.	7,922	437
	Rockwell Collins Inc.	6,811	430

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Fidelity National Information Services Inc.	12,852	425
*	Marvell Technology Group Ltd.	27,523	425
	Regions Financial Corp.	57,792	424
	Gap Inc.	18,227	424
	Coca-Cola Enterprises Inc.	14,910	424
*	Cerner Corp.	3,522	423
	Fastenal Co.	6,296	422
	Clorox Co.	6,056	422
*	Edwards Lifesciences Corp.	4,876	421
	JC Penney Co. Inc.	10,858	418
	Hershey Co.	7,164	413
*	Terex Corp.	11,833	412
*	Newfield Exploration Co.	5,705	404
	Cimarex Energy Co.	3,652	404
	CR Bard Inc.	3,783	404
*	Hospira Inc.	7,105	403
	Molson Coors Brewing Co. Class B	8,203	400
	Lincoln National Corp.	12,791	399
	Allegheny Technologies Inc.	5,532	398
*	Laboratory Corp. of America Holdings	4,108	396
	NiSource Inc.	20,352	396
	ProLogis	24,299	396
*	Western Digital Corp.	9,893	394
	Amphenol Corp. Class A	7,042	394
	Virgin Media Inc.	12,912	391
	Quest Diagnostics Inc.	6,927	391
	Ventas Inc.	6,957	389
	Tiffany & Co.	5,596	389
	NSTAR	8,388	388
*	Ultra Petroleum Corp.	7,628	387
	Dr Pepper Snapple Group Inc.	9,857	386
	Health Care REIT Inc.	7,179	386
	Xilinx Inc.	11,053	385
	Range Resources Corp.	6,817	385
*	Denbury Resources Inc.	17,049	385
	CA Inc.	15,568	383
*,^	First Solar Inc.	2,740	382
	JM Smucker Co.	5,087	382
	Lubrizol Corp.	2,820	379
	Sigma-Aldrich Corp.	5,373	379
*	Teradata Corp.	6,777	379
*	Illumina Inc.	5,324	378
*	Alexion Pharmaceuticals Inc.	3,899	378
*	IntercontinentalExchange Inc.	3,124	376
	Harley-Davidson Inc.	10,055	375
	Southwest Airlines Co.	31,663	372
	Perrigo Co.	4,117	372
*	Fiserv Inc.	6,063	372
*	Delta Air Lines Inc.	35,650	370
	XL Group plc Class A	15,135	370
	L-3 Communications Holdings Inc.	4,601	369
*	CB Richard Ellis Group Inc. Class A	13,741	367
*	DaVita Inc.	4,151	366
	Polo Ralph Lauren Corp. Class A	2,791	365
	Sherwin-Williams Co.	4,426	364
*	Waters Corp.	3,713	364
	DTE Energy Co.	7,192	363
	Genuine Parts Co.	6,751	363
*	BMC Software Inc.	7,216	362
*	CIT Group Inc.	8,500	361
	Ross Stores Inc.	4,897	361
*	Jacobs Engineering Group Inc.	7,264	360
*	VMware Inc. Class A	3,776	360
	Frontier Communications Corp.	43,559	360

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	O'Reilly Automotive Inc.	6,027	356
*	Chipotle Mexican Grill Inc. Class A	1,332	355
*	Nabors Industries Ltd.	11,568	354
	Roper Industries Inc.	4,043	350
*	F5 Networks Inc.	3,447	349
	Maxim Integrated Products Inc.	12,779	349
*	NII Holdings Inc.	8,400	349
	Cablevision Systems Corp. Class A	9,774	344
	Legg Mason Inc.	9,241	343
	Campbell Soup Co.	10,179	342
	Unum Group	12,892	341
*	Varian Medical Systems Inc.	4,837	340
	Linear Technology Corp.	9,717	338
*	NRG Energy Inc.	13,961	338
*	BorgWarner Inc.	4,367	337
	KeyCorp	38,659	335
*	Motorola Mobility Holdings Inc.	12,836	335
*	CarMax Inc.	9,632	334
*	Stericycle Inc.	3,654	334
*	Electronic Arts Inc.	16,500	333
	Celanese Corp. Class A	6,637	331
*	Petrohawk Energy Corp.	12,228	330
	Interpublic Group of Cos. Inc.	28,014	329
	Bucyrus International Inc. Class A	3,565	326
	Seagate Technology plc	18,279	322
*,^	Sears Holdings Corp.	3,701	318
	EQT Corp.	6,024	317
	Eastman Chemical Co.	2,930	314
	Flowserve Corp.	2,466	312
	Textron Inc.	11,944	312
*	Pride International Inc.	7,092	311
	VeriSign Inc.	8,409	311
*	Apollo Group Inc. Class A	7,688	308
	Kimco Realty Corp.	15,740	308
*	Dollar Tree Inc.	5,347	307
	Computer Sciences Corp.	5,958	304
	Autoliv Inc.	3,790	304
	QEP Resources Inc.	7,099	303
*	Sirius XM Radio Inc.	152,262	303
	KLA-Tencor Corp.	6,822	299
	Microchip Technology Inc.	7,246	297
	Constellation Energy Group Inc.	8,141	297
	Wisconsin Energy Corp.	9,450	295
*	Red Hat Inc.	6,199	294
*	Akamai Technologies Inc.	8,509	293
	New York Community Bancorp Inc.	17,590	292
*	Flextronics International Ltd.	41,807	291
	Harris Corp.	5,478	291
	Pall Corp.	4,935	288
	Activision Blizzard Inc.	25,320	288
	Whirlpool Corp.	3,345	288
	Leucadia National Corp.	7,430	287
	Willis Group Holdings plc	6,890	285
	Liberty Property Trust	8,081	284
	AMETEK Inc.	6,171	284
	Plum Creek Timber Co. Inc.	6,577	283
	Ball Corp.	7,566	282
*	CareFusion Corp.	9,483	279
	United States Steel Corp.	5,825	278
	Macerich Co.	5,254	278
	PetSmart Inc.	6,578	277
*	McDermott International Inc.	11,921	275
*	Garmin Ltd.	8,029	275
*	Henry Schein Inc.	3,727	272

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Iron Mountain Inc.	8,546	272
	Ameren Corp.	9,278	272
	Brown-Forman Corp. Class B	3,782	272
	Comerica Inc.	7,122	270
*	Alpha Natural Resources Inc.	4,632	269
*	Watson Pharmaceuticals Inc.	4,315	268
	Expedia Inc.	10,643	266
	Darden Restaurants Inc.	5,668	266
	Abercrombie & Fitch Co.	3,751	266
	TD Ameritrade Holding Corp.	12,300	265
	Family Dollar Stores Inc.	4,865	264
	Tyson Foods Inc. Class A	13,136	261
	Wyndham Worldwide Corp.	7,472	259
*	Amdocs Ltd.	8,361	257
	Pinnacle West Capital Corp.	5,887	255
	TECO Energy Inc.	13,228	255
	National Semiconductor Corp.	10,532	254
	Northeast Utilities	7,119	253
	Hasbro Inc.	5,394	253
*	Advanced Micro Devices Inc.	27,713	252
	Robert Half International Inc.	8,310	252
	Hormel Foods Corp.	8,535	251
	Hospitality Properties Trust	10,316	249
	AMB Property Corp.	6,834	249
*	Cephalon Inc.	3,234	248
*	SAIC Inc.	14,235	248
	Windstream Corp.	19,314	247
*	Royal Caribbean Cruises Ltd.	6,203	247
	Brown & Brown Inc.	9,494	245
*	Discovery Communications Inc. Class A	5,527	245
*	Kinder Morgan Management LLC	3,578	244
*	Lam Research Corp.	5,048	244
	MeadWestvaco Corp.	7,207	243
*	Genworth Financial Inc. Class A	19,859	242
	Sunoco Inc.	5,664	242
*	Dendreon Corp.	5,514	239
	McCormick & Co. Inc.	4,867	239
	Commerce Bancshares Inc.	5,610	239
*	Avnet Inc.	6,520	237
	Vulcan Materials Co.	5,191	235
	Avago Technologies Ltd.	7,000	234
	Beckman Coulter Inc.	2,815	233
	PartnerRe Ltd.	2,893	232
	Torchmark Corp.	3,452	231
*	Rovi Corp.	4,725	229
	Huntington Bancshares Inc.	33,481	227
*	Plains Exploration & Production Co.	5,957	227
	Duke Realty Corp.	14,828	226
*	Discovery Communications Inc.	5,717	226
	International Game Technology	12,679	224
	Diamond Offshore Drilling Inc.	2,954	224
	Manpower Inc.	3,307	219
	Weingarten Realty Investors	8,287	219
*	DISH Network Corp. Class A	8,738	219
	International Flavors & Fragrances Inc.	3,396	216
	Newell Rubbermaid Inc.	11,256	215
	Lincare Holdings Inc.	6,814	214
	Pitney Bowes Inc.	8,710	214
*	Calpine Corp.	12,700	213
*	Liberty Global Inc. Class A	4,573	213
*	Rowan Cos. Inc.	5,099	213
	SUPERVALU Inc.	18,819	212
*	Human Genome Sciences Inc.	7,175	211
	Cincinnati Financial Corp.	6,632	210

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Universal Health Services Inc. Class B	3,827	210
*	Owens-Illinois Inc.	7,045	209
	Digital Realty Trust Inc.	3,464	209
*	Coventry Health Care Inc.	6,396	206
	Masco Corp.	15,373	206
*	MetroPCS Communications Inc.	12,205	205
	Scripps Networks Interactive Inc. Class A	3,981	205
	Federal Realty Investment Trust	2,333	204
	DR Horton Inc.	16,400	204
	SCANA Corp.	4,911	204
	Leggett & Platt Inc.	7,665	202
	H&R Block Inc.	11,567	200
	Ashland Inc.	3,205	199
	Avery Dennison Corp.	4,764	199
	Equifax Inc.	5,270	198
	DENTSPLY International Inc.	5,263	198
	American International Group Inc.	6,320	197
	Bemis Co. Inc.	6,222	195
	Hudson City Bancorp Inc.	20,420	195
*	Energizer Holdings Inc.	2,574	194
*	Liberty Global Inc.	4,345	193
	MDU Resources Group Inc.	8,042	192
	Everest Re Group Ltd.	2,105	192
	Gentex Corp.	6,103	191
*	Arrow Electronics Inc.	4,195	191
	People's United Financial Inc.	13,907	190
*	Foster Wheeler AG	5,333	190
	RR Donnelley & Sons Co.	9,929	187
	SPX Corp.	2,160	187
*	NVR Inc.	252	186
	Pepco Holdings Inc.	9,644	186
	Old Republic International Corp.	14,621	185
	Jabil Circuit Inc.	9,293	184
	Foot Locker Inc.	8,562	184
*	MGM Resorts International	14,252	180
*	Kinetic Concepts Inc.	3,055	180
*	Alliance Data Systems Corp.	1,871	178
*	Mohawk Industries Inc.	2,930	176
	Sealed Air Corp.	6,819	176
*	GameStop Corp. Class A	6,816	175
	Alliant Techsystems Inc.	2,433	172
	Patterson-UTI Energy Inc.	5,501	171
	WR Berkley Corp.	5,235	171
*	Cree Inc.	4,116	168
*	LSI Corp.	22,852	168
	Airgas Inc.	2,398	167
	Cintas Corp.	5,320	165
	Assurant Inc.	4,133	164
	Axis Capital Holdings Ltd.	4,520	160
*	Continental Resources Inc.	2,308	159
	Omnicare Inc.	4,966	156
	JB Hunt Transport Services Inc.	3,270	156
	Gannett Co. Inc.	10,267	155
	RenaissanceRe Holdings Ltd.	2,185	154
	Zions Bancorporation	6,263	153
	Alliant Energy Corp.	3,867	153
	Marshall & Ilsley Corp.	18,400	150
*	Constellation Brands Inc. Class A	6,694	150
	Patterson Cos. Inc.	4,305	149
*	Babcock & Wilcox Co.	4,750	149
*	Markel Corp.	346	144
	Dun & Bradstreet Corp.	1,747	144
*	AutoNation Inc.	4,219	143
*	Synopsys Inc.	5,132	141

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Dollar General Corp.	4,300	140
*	Smithfield Foods Inc.	5,818	137
*	Liberty Media Corp. - Starz	1,768	136
*	Urban Outfitters Inc.	4,289	135
	Pentair Inc.	3,347	134
	Regency Centers Corp.	2,794	131
	Alberto-Culver Co. Class B	3,450	129
	Total System Services Inc.	6,751	127
	Harman International Industries Inc.	2,537	123
	Transatlantic Holdings Inc.	2,333	115
*	NCR Corp.	5,678	112
	Broadridge Financial Solutions Inc.	4,824	112
	American Eagle Outfitters Inc.	7,179	112
*	Popular Inc.	35,199	111
*	Novellus Systems Inc.	3,445	111
	White Mountains Insurance Group Ltd.	306	109
	SEI Investments Co.	4,897	109
*	IAC/InterActiveCorp	3,000	108
	Arthur J Gallagher & Co.	3,633	108
	Weight Watchers International Inc.	1,362	106
*	Pulte Group Inc.	13,011	106
	Questar Corp.	5,999	105
*	WebMD Health Corp.	1,755	102
	Ryder System Inc.	1,892	101
	Lennar Corp. Class A	5,263	100
	City National Corp.	1,749	100
*	Forest City Enterprises Inc. Class A	5,105	98
*	Community Health Systems Inc.	3,165	97
	Lender Processing Services Inc.	3,294	97
	Erie Indemnity Co. Class A	1,304	94
	Federated Investors Inc. Class B	3,606	93
	First Horizon National Corp.	8,423	92
*	Toll Brothers Inc.	4,386	92
*	Compuware Corp.	7,975	90
*	MEMC Electronic Materials Inc.	7,584	90
	Warner Chilcott plc Class A	3,838	88
*	Lamar Advertising Co. Class A	2,704	88
*	AOL Inc.	4,198	86
*	Huntington Ingalls Industries Inc.	2,129	85
*	St. Joe Co.	3,250	85
	Valley National Bancorp	5,921	85
	DST Systems Inc.	1,655	82
	Mercury General Corp.	2,053	82
	Diebold Inc.	2,371	80
	Wendy's/Arby's Group Inc. Class A	15,848	76
	Janus Capital Group Inc.	6,180	75
	RadioShack Corp.	4,386	69
	Molex Inc.	2,513	68
*	CoreLogic Inc.	3,445	63
	Molex Inc. Class A	2,658	60
	Telephone & Data Systems Inc.	1,719	58
	Washington Post Co. Class B	96	42
	CNA Financial Corp.	1,216	38
	Wesco Financial Corp.	20	8

			588,213
Total Common Stocks (Cost $1,137,083)			1,424,056

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
2,3 Vanguard Market Liquidity Fund (Cost $38,484)	0.179%	38,483,970	38,484

Total Investments (102.5%) (Cost $1,175,567)			1,462,540
Other Assets and Liabilities—Net (-2.5%)[3]			(35,327)
Net Assets (100%)			1,427,213

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $36,718,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $7,229,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $38,484,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 6282_ 062011

Vanguard FTSE International
Index Funds Semiannual Report

April 30, 2011

FTSE All-World ex-US Index Fund
FTSE All-World ex-US Small-Cap Index Fund

> For the six months ended April 30, 2011, Vanguard FTSE All-World ex-US Index Fund trailed the broad U.S. stock market, returning about 13%; its small-capitalization counterpart, Vanguard FTSE All-World ex-US Small-Cap Index Fund, returned about 15%.

> Small-company stocks continued to outperform their large-cap counterparts in markets around the world.

> Emerging markets cooled off a bit, while European and Canadian markets provided the biggest gains.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	9
FTSE All-World ex-US Small-Cap Index Fund.	27
About Your Fund’s Expenses.	44
Trustees Approve Advisory Arrangements.	46
Glossary.	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended April 30, 2011

Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	12.55%
Institutional Shares	12.68
Institutional Plus Shares (Inception: 12/16/2010)	10.96
ETF Shares
Market Price	12.85
Net Asset Value	12.64
FTSE All-World ex US Index	12.70
International Funds Average	12.64
International Funds Average: Derived from data provided by Lipper Inc.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	14.87%
Institutional Shares	15.00
ETF Shares
Market Price	15.11
Net Asset Value	14.99
FTSE Global Small Cap ex US Index	15.11
International Small-Cap Funds Average	14.71
International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

Institutional and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

1

Chairman’s Letter

Dear Shareholder,

Though their returns lagged those of their U.S. counterparts, international stocks performed well during the six months ended April 30—a period marked by disaster and turmoil. Despite political unrest in North Africa and the Middle East, natural and nuclear calamities in Japan, and ongoing debt worries in Europe, international markets held strong, and the vast majority of countries produced positive returns.

Vanguard FTSE All-World ex-US Index Fund—which provides broad exposure to large- and medium-sized companies outside the United States—returned about 13%, in line with its benchmark index and the average return of international peer funds. Its small-company complement, Vanguard FTSE All-World ex-US Small-Cap Index Fund, captured most of its index’s performance with a return of about 15%, slightly ahead of the average return of its international small-cap peers.

Please note that on December 16 we began offering Institutional Plus Shares of Vanguard FTSE All-World ex-US Index Fund. These shares require a minimum initial investment of $100 million.

2

Strong returns around the globe
Global stock markets produced outstanding returns for the six months ended April 30. The broad U.S. stock market returned more than 17%; although rising food and gasoline prices put pressure on consumer budgets, corporate earnings growth remained strong and the pace of new job creation bounced back from extremely depressed levels.

For U.S.-based investors, international stock markets produced a smaller but still robust six-month return of 12.44% in U.S. dollars. Almost half of this return reflected exchange rate gains produced largely by strength in the euro and currencies in emerging economies.

For U.S.-based investors, the dollar’s six-month decline against most major currencies enhanced returns from the two FTSE All-World ex-US funds. (For more information on the effects of currency markets, see the text box on page 5 of this report.)

As the economy found its footing, rates edged higher
Rising longer-term interest rates put pressure on bond prices, which led to modest bond market returns for the six-month period. The broad taxable U.S. bond market returned about 0%. The broad municipal market returned –1.68%. The rise in rates reflected both confidence that the economic recovery would prove self-sustaining and thus nudge rates higher,

Market Barometer

			Total Returns
		Periods Ended April 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	17.12%	18.02%	3.30%
Russell 2000 Index (Small-caps)	23.73	22.20	3.89
Dow Jones U.S. Total Stock Market Index	17.28	18.40	3.65
MSCI All Country World Index ex USA (International)	12.44	19.73	3.55

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	0.02%	5.36%	6.33%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-1.68	2.20	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.02

CPI
Consumer Price Index	2.83%	3.16%	2.22%

3

and nervousness that higher rates would be necessary to provide some protection from inflation. Even so, inflation expectations remained subdued, as measured by the difference between the yields of inflation-protected and nominal U.S. Treasury bonds.

The return on short-term money market instruments such as the 3-month U.S. Treasury bill remained near 0%, consistent with the Federal Reserve Board’s target for short-term rates.

European markets showed the most strength
For the six-month period—and continuing a multiyear trend—small-company stocks outdistanced their large-cap counterparts.

European developed markets accounted for more than half of the funds’ gains, returning about 16% in Vanguard FTSE All-World ex-US Index Fund and 20% in Vanguard FTSE All-World ex-US Small-Cap Index Fund. Despite ongoing debt concerns from some of Europe’s troubled economies, the markets seemed to have priced in the uncertainty, and nearly every country in the region posted gains.

The United Kingdom, representing about 14% of the capitalization of the two benchmark indexes, posted double-digit returns (+13% for the larger-cap index and +18% for the small-cap index) and was the leading contributor in the larger-cap index and second-leading contributor in the small-cap index. Germany, France, and

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	Institutional	ETF	Peer Group
	Shares	Shares	Plus Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.35%	0.15%	0.12%	0.22%	1.42%
FTSE All-World ex-US Small-Cap Index
Fund	0.55	0.30	—	0.33	1.57

The fund expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the funds’ annualized expense ratios were: for the FTSE All-World ex-US Index Fund, 0.35% for Investor Shares, 0.14% for Institutional Shares, and 0.21% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.53% for Investor Shares, 0.28% for Institutional Shares, and 0.31% for ETF Shares. For the FTSE All-World ex-US Index Fund Institutional Plus Shares, the annualized expense ratio from inception on December 16, 2010, was 0.11%. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

Switzerland were also large contributors to the indexes’ performance. Not surprisingly, Greece—still struggling with severe sovereign debt issues—was the worst European performer for the six months. However, since Greece is one of Europe’s smaller markets, the impact on returns was minimal.

Canada proved to be a significant factor during the period: In the FTSE larger-cap index, its return of about 18% made it the second-largest contributor after the United Kingdom. The country returned 23% in the FTSE small-cap counterpart and was the largest contributor to that index’s advance. Not surprisingly, energy and materials stocks fueled Canada’s climb as rising global demand for energy and commodities helped the resource-rich nation.

Pacific region and emerging markets also managed respectable gains
The Pacific region turned in a respectable performance: up 9% in the larger-cap FTSE index and 10% in the small-cap index. Despite an initial selloff of Japanese stocks after the March 11 earthquake, tsunami, and subsequent nuclear disaster, the country—by far the region’s largest market— returned about 5% and 10%, respectively, in the two indexes. Australia, which benefited from its in-demand natural resources, posted the region’s highest returns (18% and 16%, respectively).

Emerging markets cooled off a bit, gaining about 10% in the larger-company FTSE index and just 5% in its small-company sibling. Investor concerns over inflation hurt several emerging markets countries, most significantly China, which was up a bit less than 1% in the larger-cap index and a bit more than 1% in the small-cap index, and India (–6% and –16%, respectively). Both countries have tightened their monetary policies to cope with rising food and energy prices. Meanwhile, South Korea (+28% and +10%), Taiwan (+17% and +10%), and Russia (+29% and +26%) advanced smartly.

All ten sectors logged gains for the six months. Rising energy prices boosted energy-related stocks, which powered their way to the highest returns in both FTSE indexes. The energy sector’s strong return of about 22% in the FTSE All-World ex-US Index was the most significant driver of that benchmark’s forward movement.

Industrials and materials also did particularly well during the period, as global economic expansion lifted their fortunes. Most other sectors turned in double-digit gains in both indexes.

5

International funds offer opportunities to diversify
Funds investing outside the United States lagged their U.S. counterparts for the six months covered in this report. As investors, we’ve come to expect periods like this—times when domestic stocks outperform international stocks and vice versa. And we also know that there are times when one asset class does better than another, as well as times when both stocks and bonds perform exceptionally well, quite poorly, or somewhere in between. The financial markets are, in a word, unpredictable.

Investment insight

A note on foreign currency translation effects
When you buy stocks of companies based outside of your home country, you gain exposure to a wider array of economic and market forces, including the dynamics of the foreign exchange markets.

The exchange rate of the U.S. dollar versus another currency is the price at which the dollar can be converted into that currency. For example, if the exchange rate of the
U.S. dollar versus Britain’s pound sterling is $1.50, it takes 1.5 dollars to purchase 1 pound. If the U.S. dollar weakens—say, to a rate of $2.00—then you’ll need 2 dollars to buy 1 pound. Conversely, if the dollar strengthens to $1.25, it will take fewer dollars to buy a pound.

The price of one currency relative to another is determined by supply and demand factors—including interest rates, the strength of the two economies, and geopolitical risks. In the long run, the portfolio effects of exchange rate movements tend to balance out. But a rise or fall in the dollar’s value versus other currencies can influence short-term returns. Exchange rate changes also affect the purchasing power of each new dollar you invest in foreign stocks, just as they affect the prices of foreign goods.
And they can have a less immediately visible impact on a company’s profits, ultimately driving its stock price.

Performance during the period
From October 31, 2010, through April 30, 2011, most major currencies rose in value against the U.S. dollar. In part, this reflected the Federal Reserve’s policy of holding short-term interest rates near zero while some foreign central banks raised rates. For
U.S.-based investors, the shrinking dollar boosted returns earned in local markets. For example: The MSCI Europe Index returned more than 15% when translated into U.S.
dollars, and the MSCI Emerging Markets Index returned nearly 10% in dollars—both nearly double the indexes’ local-currency returns.

6

At Vanguard, we believe that the best way to deal with the market’s short-term volatility is to tune it out and, instead, focus on the long term. We counsel investors to create an investment plan that includes a mix of stock (both domestic and international), bond, and money market funds that are appropriate for their goals, investment horizon, and risk tolerance—and to stay with that plan regardless of market conditions.

Vanguard’s two FTSE All-World ex-US Index Funds offer broad exposure to international markets at a low cost. Whether you invest in one or both of these funds, each can help diversify a well-balanced portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2011

7

Your Fund’s Performance at a Glance
October 31, 2010 , Through April 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$18.43	$20.32	$0.384	$0.000
Institutional Shares	92.50	101.94	2.072	0.000
Institutional Plus Shares	99.48	107.98	2.177	0.000
(Inception: 12/16/2010)
ETF Shares	46.92	51.73	1.019	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$36.34	$40.56	$0.782	$0.291
Institutional Shares	182.36	203.52	4.143	1.459
ETF Shares	95.38	106.42	2.182	0.763

8

FTSE All-World ex-US Index Fund

Fund Profile
As of April 30, 2011

Share-Class Characteristics
	Investor	Institutional	Institutional	ETF
	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VFWIX	VFWSX	VFWPX	VEU
Expense Ratio[1]	0.35%	0.15%	0.12%	0.22%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,301	2,231
Median Market Cap	$32.8B	$33.2B
Price/Earnings Ratio	13.8x	13.8x
Price/Book Ratio	1.7x	1.7x
Return on Equity	17.9%	17.8%
Earnings Growth Rate	2.8%	3.0%
Dividend Yield	2.8%	2.9%
Turnover Rate
(Annualized)	6%	—
Short-Term Reserves	0.0%	—

Volatility Measures
		FTSE
		All-World
		ex US Index
R-Squared		0.99
Beta		1.04
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.3%
Royal Dutch Shell plc	Integrated Oil &
	Gas	1.3
Nestle SA	Packaged Foods &
	Meats	1.1
HSBC Holdings plc	Diversified Banks	1.0
Petroleo Brasileiro SA	Integrated Oil &
	Gas	0.9
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.8
Novartis AG	Pharmaceuticals	0.8
BP plc	Integrated Oil &
	Gas	0.8
Total SA	Integrated Oil &
	Gas	0.8
Rio Tinto plc	Diversified Metals
	& Mining	0.7
Top Ten		9.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.35% for Investor Shares, 0.14% for Institutional Shares, and 0.21% for ETF Shares. For the FTSE All-World ex-US Index Fund Institutional Plus Shares, the annualized expense ratio from inception on December 16, 2010, was 0.11%.

9

FTSE All-World ex-US Index Fund

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Consumer Discretionary	8.9%	9.0%
Consumer Staples	8.6	8.6
Energy	11.3	11.3
Financials	24.9	25.0
Health Care	5.8	5.8
Industrials	11.2	11.2
Information Technology	6.3	6.2
Materials	13.0	13.0
Telecommunication
Services	5.8	5.7
Utilities	4.2	4.2

Allocation by Region ( % of portfolio)

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.0%	14.1%
France	7.7	7.7
Germany	6.0	6.0
Switzerland	5.3	5.3
Spain	2.7	2.7
Sweden	2.2	2.2
Italy	2.2	2.2
Netherlands	1.7	1.7
Other	3.7	3.7
Subtotal	45.5%	45.6%
Pacific
Japan	12.3%	12.2%
Australia	5.8	5.8
Hong Kong	2.3	2.3
Singapore	1.2	1.2
Other	0.1	0.1
Subtotal	21.7%	21.6%
Emerging Markets
China	4.2%	4.2%
Brazil	3.9	3.9
South Korea	3.9	3.9
Taiwan	2.7	2.7
India	2.2	2.2
South Africa	2.0	2.0
Russia	1.7	1.7
Mexico	1.1	1.1
Other	3.6	3.6
Subtotal	25.3%	25.3%
Middle East	0.5%	0.5%
North America
Canada	7.0%	7.0%

10

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 8, 2007, Through April 30, 2011

Note: For 2011, performance data reflect the six months ended April 30, 2011.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	3/8/2007	13.23%	0.90%
Institutional Shares	4/30/2007	13.47	-0.63
Institutional Plus Shares	12/16/2010	—	5.41
ETF Shares	3/2/2007
Market Price		13.44	1.61
Net Asset Value		13.38	1.53

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

11

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	2,506,616	126,910	0.8%
Commonwealth Bank of Australia	1,198,363	70,743	0.5%
Westpac Banking Corp.	2,324,814	63,468	0.4%
Australia & New Zealand Banking Group Ltd.	2,028,881	54,044	0.4%
National Australia Bank Ltd.	1,694,604	50,453	0.3%
Australia—Other †		500,192	3.4%
		865,810	5.8%

Austria †		38,515	0.3%

Belgium †		92,513	0.6%

Brazil †		580,640	3.9%

Canada
Royal Bank of Canada	1,111,307	70,004	0.5%
^ Toronto-Dominion Bank	689,875	59,731	0.4%
Suncor Energy Inc.	1,217,215	56,104	0.4%
Bank of Nova Scotia	838,366	51,118	0.3%
Canada—Other †		803,568	5.4%
		1,040,525	7.0%

Chile †		62,561	0.4%

China
China Construction Bank Corp.	56,335,463	53,345	0.4%
China—Other †		570,646	3.8%
		623,991	4.2%

Colombia †		27,837	0.2%

Czech Republic †		15,940	0.1%

12

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Denmark
Novo Nordisk A/S Class B	384,543	48,681	0.3%
Denmark—Other †		76,403	0.5%
		125,084	0.8%

Egypt †		13,612	0.1%

Finland †		103,517	0.7%

France
Total SA	1,744,417	111,715	0.8%
Sanofi-Aventis SA	1,016,630	80,433	0.5%
BNP Paribas	814,210	64,367	0.4%
^ GDF Suez	1,318,034	53,894	0.4%
LVMH Moet Hennessy Louis Vuitton SA	286,958	51,520	0.4%
France—Other †		773,821	5.2%
		1,135,750	7.7%
Germany
Siemens AG	714,063	103,867	0.7%
*,^ BASF SE	721,034	74,039	0.5%
Daimler AG	829,016	64,072	0.4%
^ Bayer AG	646,270	56,739	0.4%
^ Allianz SE	351,601	55,240	0.4%
^ E.ON AG	1,488,875	50,889	0.4%
Deutsche Bank AG	727,162	47,360	0.3%
Germany—Other †		429,850	2.9%
		882,056	6.0%

Greece †		23,084	0.2%

Hong Kong †		341,294	2.3%

Hungary †		19,805	0.1%

India †		331,756	2.2%

Indonesia †		86,375	0.6%

Ireland †		26,185	0.2%

Israel †		68,430	0.5%

Italy
ENI SPA	2,170,156	58,103	0.4%
Italy—Other †		270,276	1.8%
		328,379	2.2%
Japan
Toyota Motor Corp.	1,837,076	73,283	0.5%
Mitsubishi UFJ Financial Group Inc.	11,051,037	53,040	0.4%
Canon Inc.	1,039,779	48,966	0.3%
Japan—Other †		1,643,012	11.1%
		1,818,301	12.3%

Luxembourg †		2,033	0.0%

Malaysia †		127,947	0.9%

13

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Mexico
America Movil SAB de CV	17,005,253	48,733	0.3%
Mexico—Other †		118,454	0.8%
		167,187	1.1%

Morocco †		3,977	0.0%

Netherlands †		248,162	1.7%

New Zealand †		13,935	0.1%

Norway †		99,108	0.7%

Peru †		12,365	0.1%

Philippines †		17,265	0.1%

Poland †		47,659	0.3%

Portugal †		33,698	0.2%

Russia
Gazprom OAO ADR	3,696,262	62,628	0.4%
Russia—Other †		194,933	1.3%
		257,561	1.7%

Singapore †		176,941	1.2%

South Africa †		302,365	2.0%

South Korea
1 Samsung Electronics Co. Ltd. GDR	153,461	64,064	0.4%
South Korea—Other †		509,630	3.5%
		573,694	3.9%
Spain
Telefonica SA	3,586,546	96,353	0.6%
Banco Santander SA	6,496,632	82,965	0.6%
Spain—Other †		219,927	1.5%
		399,245	2.7%

Sweden †		330,184	2.2%

Switzerland
Nestle SA	2,706,429	167,984	1.1%
Novartis AG	1,919,685	113,838	0.8%
Roche Holding AG	548,784	89,078	0.6%
* UBS AG	2,963,326	59,304	0.4%
ABB Ltd.	1,814,462	50,107	0.4%
Switzerland—Other †		301,318	2.0%
		781,629	5.3%

Taiwan †		403,504	2.7%

Thailand †		58,096	0.4%

14

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Turkey †			46,871	0.3%
United Kingdom
HSBC Holdings plc		13,753,436	150,023	1.0%
Vodafone Group plc		40,542,409	117,201	0.8%
BP plc		14,717,564	113,139	0.8%
Royal Dutch Shell plc Class A		2,770,779	107,928	0.7%
GlaxoSmithKline plc		4,051,568	88,508	0.6%
Rio Tinto plc		1,192,918	87,043	0.6%
Royal Dutch Shell plc Class B		2,122,062	82,559	0.5%
BHP Billiton plc		1,706,106	72,135	0.5%
British American Tobacco plc		1,559,449	68,144	0.5%
BG Group plc		2,631,619	67,769	0.5%
Anglo American plc		1,035,883	54,301	0.4%
AstraZeneca plc		1,087,078	53,939	0.4%
Standard Chartered plc		1,821,741	50,630	0.3%
United Kingdom—Other †			955,704	6.4%
			2,069,023	14.0%
Total Common Stocks (Cost $12,343,592)			14,824,409	100.0%

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.179%	830,251,873	830,252	5.6%

U.S. Government and Agency Obligations †			300	0.0%
Total Temporary Cash Investments (Cost $830,552)			830,552	5.6%
Total Investments (Cost $13,174,144)			15,654,961	105.6%
Other Assets and Liabilities
Other Assets			89,838	0.6%
Liabilities[3]			(914,028)	(6.2%)
			(824,190)	(5.6%)
Net Assets			14,830,771	100.0%

15

FTSE All-World ex-US Index Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	12,472,851
Undistributed Net Investment Income	94,087
Accumulated Net Realized Losses	(219,495)
Unrealized Appreciation (Depreciation)
Investment Securities	2,480,817
Foreign Currencies	2,511
Net Assets	14,830,771

Investor Shares—Net Assets
Applicable to 87,057,692 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	1,769,314
Net Asset Value Per Share—Investor Shares	$20.32

Institutional Shares—Net Assets
Applicable to 44,753,066 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	4,562,342
Net Asset Value Per Share—Institutional Shares	$101.94

Institutional Plus Shares—Net Assets
Applicable to 5,371,582 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	580,042
Net Asset Value Per Share—Institutional Plus Shares	$107.98

ETF Shares—Net Assets
Applicable to 153,089,086 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	7,919,073
Net Asset Value Per Share—ETF Shares	$51.73

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $788,530,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $87,354,000, representing 0.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $830,252,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

16

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Dividends[1]	175,822
Interest[2]	16
Security Lending	2,307
Total Income	178,145
Expenses
The Vanguard Group—Note B
Investment Advisory Services	497
Management and Administrative—Investor Shares	2,240
Management and Administrative—Institutional Shares	1,617
Management and Administrative—Institutional Plus Shares	136
Management and Administrative—ETF Shares	4,814
Marketing and Distribution—Investor Shares	232
Marketing and Distribution—Institutional Shares	669
Marketing and Distribution—Institutional Plus Shares	10
Marketing and Distribution—ETF Shares	1,032
Custodian Fees	1,739
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Institutional Shares	9
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	68
Trustees’ Fees and Expenses	6
Total Expenses	13,081
Net Investment Income	165,064
Realized Net Gain (Loss)
Investment Securities Sold	(16,191)
Foreign Currencies	(105)
Realized Net Gain (Loss)	(16,296)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,448,005
Foreign Currencies	1,440
Change in Unrealized Appreciation (Depreciation)	1,449,445
Net Increase (Decrease) in Net Assets Resulting from Operations	1,598,213

1 Dividends are net of foreign withholding taxes of $15,530,000.
2 Interest income from an affiliated company of the fund was $16,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	165,064	235,849
Realized Net Gain (Loss)	(16,296)	(22,175)
Change in Unrealized Appreciation (Depreciation)	1,449,445	1,073,417
Net Increase (Decrease) in Net Assets Resulting from Operations	1,598,213	1,287,091
Distributions
Net Investment Income
Investor Shares	(31,143)	(15,131)
Institutional Shares	(91,968)	(39,424)
Institutional Plus Shares	(3,069)	—
ETF Shares	(143,060)	(95,039)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(269,240)	(149,594)
Capital Share Transactions
Investor Shares	150,452	586,032
Institutional Shares	(8,694)	2,117,722
Institutional Plus Shares	537,834	—
ETF Shares	945,685	1,312,763
Net Increase (Decrease) from Capital Share Transactions	1,625,277	4,016,517
Total Increase (Decrease)	2,954,250	5,154,014
Net Assets
Beginning of Period	11,876,521	6,722,507
End of Period[1]	14,830,771	11,876,521
1 Net Assets—End of Period includes undistributed net investment income of $94,087,000 and $198,157,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
	Six Months				March 8,
	Ended				2007[1] to
	April 30,		Year Ended October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$18.43	$16.48	$12.77	$24.91	$20.00
Investment Operations
Net Investment Income	.211	.418[2]	.378[2]	.637[2]	.410[2]
Net Realized and Unrealized Gain (Loss)
on Investments	2.063	1.853	3.622	(12.592)	4.500
Total from Investment Operations	2.274	2.271	4.000	(11.955)	4.910
Distributions
Dividends from Net Investment Income	(.384)	(.321)	(.290)	(.185)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.384)	(.321)	(.290)	(.185)	—
Net Asset Value, End of Period	$20.32	$18.43	$16.48	$12.77	$24.91

Total Return[3]	12.55%	13.94%	32.19%	-48.32%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,769	$1,458	$748	$296	$213
Ratio of Total Expenses to
Average Net Assets	0.35%	0.35%	0.40%	0.35%	0.40%[4]
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.45%	2.75%	3.24%	2.61%[4]
Portfolio Turnover Rate[5]	6%	6%	9%	7%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
	Six Months				April 30,
	Ended				2007[1] to
	April 30,		Year Ended October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$92.50	$82.71	$64.06	$124.76	$107.33
Investment Operations
Net Investment Income	1.147	2.226[2]	2.101[2]	3.323[2]	1.150[2]
Net Realized and Unrealized Gain (Loss)
on Investments	10.365	9.322	18.142	(62.979)	16.280
Total from Investment Operations	11.512	11.548	20.243	(59.656)	17.430
Distributions
Dividends from Net Investment Income	(2.072)	(1.758)	(1.593)	(1.044)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.072)	(1.758)	(1.593)	(1.044)	—
Net Asset Value, End of Period	$101.94	$92.50	$82.71	$64.06	$124.76

Total Return[3]	12.68%	14.15%	32.56%	-48.18%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,562	$4,146	$1,608	$448	$157
Ratio of Total Expenses to
Average Net Assets	0.14%	0.15%	0.15%	0.10%	0.15%[4]
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.65%	3.00%	3.49%	2.86%[4]
Portfolio Turnover Rate[5]	6%	6%	9%	7%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
December 16, 2010[1], to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$99.48
Investment Operations
Net Investment Income	1.049
Net Realized and Unrealized Gain (Loss) on Investments	9.628
Total from Investment Operations	10.677
Distributions
Dividends from Net Investment Income	(2.177)
Distributions from Realized Capital Gains	—
Total Distributions	(2.177)
Net Asset Value, End of Period	$107.98

Total Return[2]	10.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$580
Ratio of Total Expenses to Average Net Assets	0.11%
Ratio of Net Investment Income to Average Net Assets	2.62%
Portfolio Turnover Rate[3]	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
	Six Months				March 2,
	Ended				2007[1] to
	April 30,		Year Ended October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$46.92	$41.95	$32.50	$63.32	$49.80
Investment Operations
Net Investment Income	.569	1.118[2]	1.011[2]	1.705[2]	1.030[2]
Net Realized and Unrealized Gain (Loss)
on Investments	5.260	4.715	9.224	(32.015)	12.490
Total from Investment Operations	5.829	5.833	10.235	(30.310)	13.520
Distributions
Dividends from Net Investment Income	(1.019)	(.863)	(.785)	(.510)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.019)	(.863)	(.785)	(.510)	—
Net Asset Value, End of Period	$51.73	$46.92	$41.95	$32.50	$63.32

Total Return	12.64%	14.07%	32.41%	-48.23%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,919	$6,272	$4,366	$1,701	$1,068
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.25%	0.20%	0.25%[3]
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.58%	2.90%	3.39%	2.76%[3]
Portfolio Turnover Rate[4]	6%	6%	9%	7%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on December 16, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

23

FTSE All-World ex-US Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $2,235,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,891,114	—	—
Common Stocks—Other	237,507	12,695,762	26
Temporary Cash Investments	830,252	300	—
Total	2,958,873	12,696,062	26

24

FTSE All-World ex-US Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2011:

Investments in
Common Stocks—Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	95
Change in Unrealized Appreciation (Depreciation)	(69)
Balance as of April 30, 2011	26

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2011, the fund realized net foreign currency losses of $105,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2011, the fund realized gains on the sale of passive foreign investment companies of $224,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2011, was $19,427,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s realized losses for the six months ended April 30, 2011, include $13,000 of capital gain tax paid on sales of Indian securities. This tax is treated as a decrease in taxable income; accordingly, this amount has been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $201,976,000 to offset future net capital gains of $1,431,000 through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, and $32,560,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2011, the cost of investment securities for tax purposes was $13,193,571,000. Net unrealized appreciation of investment securities for tax purposes was $2,461,390,000, consisting of unrealized gains of $2,962,620,000 on securities that had risen in value since their purchase and $501,230,000 in unrealized losses on securities that had fallen in value since their purchase.

25

FTSE All-World ex-US Index Fund

E. During the six months ended April 30, 2011, the fund purchased $1,880,731,000 of investment securities and sold $401,305,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	319,599	16,854	839,537	48,812
Issued in Lieu of Cash Distributions	26,921	1,462	12,188	717
Redeemed[1]	(196,068)	(10,371)	(265,693)	(15,795)
Net Increase (Decrease)—Investor Shares	150,452	7,945	586,032	33,734
Institutional Shares
Issued	730,629	7,720	2,540,049	30,296
Issued in Lieu of Cash Distributions	81,713	885	32,086	377
Redeemed[1]	(821,036)	(8,672)	(454,413)	(5,300)
Net Increase (Decrease)—Institutional Shares	(8,694)	(67)	2,117,722	25,373
Institutional Plus Shares[2]
Issued	542,904	5,421	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(5,070)	(49)	—	—
Net Increase (Decrease)—Institutional Plus Shares	537,834	5,372	—	—
ETF Shares
Issued	945,685	19,398	1,337,408	30,206
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(24,645)	(600)
Net Increase (Decrease)—ETF Shares	945,685	19,398	1,312,763	29,606

1 Net of redemption fees for fiscal 2011 and 2010 of $54,000 and $131,000, respectively (fund totals).
2 Inception was December 16, 2010, for Institutional Plus Shares.

G. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

26

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of April 30, 2011

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.55%	0.30%	0.33%

Portfolio Characteristics
			FTSE Global
			Small Cap
		Fund	ex US Index
Number of Stocks		2,742	3,183
Median Market Cap		$1.7B	$1.7B
Price/Earnings Ratio		17.8x	17.9x
Price/Book Ratio		1.6x	1.6x
Return on Equity		12.5%	12.5%
Earnings Growth Rate		6.6%	6.5%
Dividend Yield		2.2%	2.2%
Turnover Rate
(Annualized)		26%	—
Short-Term Reserves		0.2%	—

Sector Diversification (% of equity exposure)
			FTSE Global
			Small Cap
		Fund	ex US Index
Consumer Discretionary		15.2%	15.2%
Consumer Staples		5.9	5.7
Energy		7.2	7.4
Financials		17.1	16.9
Health Care		4.3	4.3
Industrials		22.1	22.1
Information Technology		9.6	9.7
Materials		15.4	15.4
Telecommunication
Services		1.0	1.0
Utilities		2.2	2.3

Ten Largest Holdings (% of total net assets)

Subsea 7 SA	Oil & Gas
	Equipment &
	Services	0.4%
Equinox Minerals Ltd.	Diversified Metals
	& Mining	0.3
Weir Group plc	Industrial
	Machinery	0.3
Hexagon AB Class B	Industrial
	Machinery	0.3
Arkema SA	Commodity
	Chemicals	0.3
Athabasca Oil Sands	Oil & Gas
Corp.	Exploration &
	Production	0.3
Sino-Forest Corp.	Forest Products	0.3
Sulzer AG	Industrial
	Machinery	0.3
IMI plc	Industrial
	Machinery	0.3
GKN plc	Auto Parts &
	Equipment	0.2
Top Ten		3.0%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 25, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.53% for Investor Shares, 0.28% for Institutional Shares, and 0.31% for ETF Shares.

27

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	13.9%	13.6%
Germany	4.7	4.7
Switzerland	4.5	4.4
France	4.4	4.4
Sweden	2.6	2.6
Italy	2.2	2.3
Norway	2.1	2.1
Finland	1.8	1.8
Netherlands	1.8	1.8
Spain	1.5	1.5
Belgium	1.5	1.5
Denmark	1.0	1.0
Other	2.4	2.3
Subtotal	44.4%	44.0%
Pacific
Japan	10.2%	10.1%
Australia	5.1	5.4
Hong Kong	1.1	1.1
Singapore	1.1	1.3
Other	0.2	0.2
Subtotal	17.7%	18.1%
Emerging Markets
Taiwan	6.2%	6.2%
China	3.9	3.9
South Korea	3.3	3.2
India	2.5	2.5
Brazil	1.8	1.9
Malaysia	1.0	1.1
Other	5.0	5.1
Subtotal	23.7%	23.9%
Middle East	0.3%	0.3%
North America
Canada	13.9%	13.7%

28

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 2, 2009, Through April 30, 2011

Note: For 2011, performance data reflect the six months ended April 30, 2011.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	4/2/2009	22.45%	42.22%
Fee-Adjusted Returns		20.64	41.17
Institutional Shares	4/2/2009	22.75	42.57
Fee-Adjusted Returns		20.94	41.53
ETF Shares	4/2/2009
Market Price		22.92	43.02
Net Asset Value		22.71	42.52

Vanguard fund returns in most tables are adjusted to reflect the 0.75% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.
See Financial Highlights for dividend and capital gains information.

29

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia †		65,940	5.0%

Austria
Andritz AG	22,287	2,302	0.2%
Austria—Other †		9,221	0.7%
		11,523	0.9%
Belgium
Bekaert SA	24,532	3,069	0.2%
Telenet Group Holding NV	46,134	2,293	0.2%
Belgium—Other †		13,762	1.1%
		19,124	1.5%

Brazil
Diagnosticos da America SA	170,589	2,290	0.2%
CETIP SA - Balcao Organizado de Ativos e Derivativos	136,159	2,238	0.2%
Brazil—Other †		18,600	1.4%
		23,128	1.8%
Canada
* Equinox Minerals Ltd.	483,908	4,143	0.3%
* Athabasca Oil Sands Corp.	215,359	3,508	0.3%
* Sino-Forest Corp.	140,606	3,494	0.2%
Metro Inc. Class A	58,894	2,882	0.2%
Gildan Activewear Inc.	71,725	2,671	0.2%
Onex Corp.	68,907	2,585	0.2%
Franco-Nevada Corp.	64,831	2,571	0.2%
Vermilion Energy Inc.	47,819	2,567	0.2%
* New Gold Inc.	217,986	2,449	0.2%
* Consolidated Thompson Iron Mines Ltd.	130,531	2,362	0.2%
* Lundin Mining Corp.	239,632	2,345	0.2%
Pan American Silver Corp.	63,176	2,279	0.2%
* Precision Drilling Corp.	149,737	2,268	0.2%

30

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Inmet Mining Corp.	32,030	2,248	0.2%
Viterra Inc.	184,292	2,215	0.2%
Canada—Other †		140,235	10.7%
		180,822	13.9%

Chile †		2,227	0.2%

China †		50,331	3.9%

Czech Republic †		284	0.0%

Denmark
DSV A/S	116,399	3,044	0.2%
Denmark—Other †		9,890	0.8%
		12,934	1.0%

Egypt †		1,215	0.1%

Finland
^ Elisa Oyj	95,827	2,307	0.2%
Finland—Other †		20,924	1.6%
		23,231	1.8%
France
Arkema SA	34,579	3,601	0.3%
Groupe Eurotunnel SA	288,935	3,141	0.2%
* Valeo SA	42,910	2,733	0.2%
Rhodia SA	56,370	2,624	0.2%
Gemalto NV	48,594	2,489	0.2%
France—Other †		42,409	3.3%
		56,997	4.4%
Germany
^ Aixtron SE NA	57,190	2,429	0.2%
* Kabel Deutschland Holding AG	36,728	2,294	0.2%
^ Software AG	11,815	2,236	0.2%
Germany—Other †		53,813	4.1%
		60,772	4.7%

Greece †		6,350	0.5%

Hong Kong †		14,622	1.1%

Hungary †		235	0.0%

India †		31,943	2.4%

Indonesia †		10,371	0.8%

Ireland †		8,493	0.6%

Israel †		3,851	0.3%

Italy
Prysmian SPA	120,486	2,844	0.2%
Italy—Other †		26,009	2.0%
		28,853	2.2%

31

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Japan †		132,819	10.2%

Malaysia †		13,422	1.0%

Mexico †		9,436	0.7%

Netherlands †		23,128	1.8%

New Zealand †		2,208	0.2%

Norway
Subsea 7 SA	194,555	5,124	0.4%
Norway—Other †		22,424	1.7%
		27,548	2.1%

Philippines †		6,964	0.5%

Poland †		6,467	0.5%

Portugal †		3,263	0.2%

Russia †		6,428	0.5%

Singapore †		14,460	1.1%

South Africa †		6,353	0.5%

South Korea †		42,299	3.2%

Spain †		19,598	1.5%

Sweden
^ Hexagon AB Class B	140,183	3,642	0.3%
Sweden—Other †		30,338	2.3%
		33,980	2.6%
Switzerland
Sulzer AG	18,711	3,380	0.3%
* Clariant AG	146,158	3,034	0.2%
Aryzta AG	45,993	2,565	0.2%
PSP Swiss Property AG	27,369	2,492	0.2%
Swiss Prime Site AG	27,451	2,290	0.2%
Switzerland—Other †		44,638	3.4%
		58,399	4.5%

Taiwan †		80,008	6.1%

Thailand †		8,358	0.6%

Turkey †		7,542	0.6%

United Kingdom
Weir Group plc	114,365	3,684	0.3%
IMI plc	178,736	3,271	0.2%
GKN plc	859,013	3,205	0.2%
Intertek Group plc	89,370	3,175	0.2%

32

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Travis Perkins plc		143,033	2,576	0.2%
John Wood Group plc		220,658	2,560	0.2%
Meggitt plc		423,290	2,547	0.2%
Aberdeen Asset Management plc		646,089	2,481	0.2%
Investec plc		306,921	2,472	0.2%
Croda International plc		75,286	2,366	0.2%
Informa plc		338,098	2,359	0.2%
Babcock International Group plc		210,671	2,257	0.2%
United Kingdom—Other †			147,424	11.3%
			180,377	13.8%
Total Common Stocks (Cost $1,038,602)			1,296,303	99.3%

	Coupon
Temporary Cash Investment
Money Market Fund
[1,2] Vanguard Market Liquidity
Fund (Cost $82,933)	0.179%	82,933,010	82,933	6.4%
Total Investments (Cost $1,121,535)			1,379,236	105.7%
Other Assets and Liabilities
Other Assets			8,949	0.7%
Liabilities[2]			(82,990)	(6.4%)
			(74,041)	(5.7%)
Net Assets			1,305,195	100.0%

33

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	1,024,551
Undistributed Net Investment Income	1,757
Accumulated Net Realized Gains	20,999
Unrealized Appreciation (Depreciation)
Investment Securities	257,701
Foreign Currencies	187
Net Assets	1,305,195

Investor Shares—Net Assets
Applicable to 6,364,989 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	258,148
Net Asset Value Per Share—Investor Shares	$40.56

Institutional Shares—Net Assets
Applicable to 137,541 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	27,993
Net Asset Value Per Share—Institutional Shares	$203.52

ETF Shares—Net Assets
Applicable to 9,575,941 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	1,019,054
Net Asset Value Per Share—ETF Shares	$106.42

See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $75,756,0000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $80,280,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

34

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Dividends[1]	11,688
Interest[2]	7
Security Lending	595
Total Income	12,290
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative—Investor Shares	454
Management and Administrative—Institutional Shares	20
Management and Administrative—ETF Shares	820
Marketing and Distribution—Investor Shares	25
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	108
Custodian Fees	343
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	13
Trustees’ Fees and Expenses	1
Total Expenses	1,862
Net Investment Income	10,428
Realized Net Gain (Loss)
Investment Securities Sold	24,518
Foreign Currencies	(118)
Realized Net Gain (Loss)	24,400
Change in Unrealized Appreciation (Depreciation)
Investment Securities	117,820
Foreign Currencies	125
Change in Unrealized Appreciation (Depreciation)	117,945
Net Increase (Decrease) in Net Assets Resulting from Operations	152,773

1 Dividends are net of foreign withholding taxes of $1,067,000.

2 Interest income from an affiliated company of the fund was $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

35

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,428	11,570
Realized Net Gain (Loss)	24,400	7,477
Change in Unrealized Appreciation (Depreciation)	117,945	99,609
Net Increase (Decrease) in Net Assets Resulting from Operations	152,773	118,656
Distributions
Net Investment Income
Investor Shares	(4,104)	(739)
Institutional Shares	(553)	(83)
ETF Shares	(15,842)	(3,872)
Realized Capital Gain[1]
Investor Shares	(1,527)	(492)
Institutional Shares	(195)	(52)
ETF Shares	(5,540)	(2,310)
Total Distributions	(27,761)	(7,548)
Capital Share Transactions
Investor Shares	63,566	84,367
Institutional Shares	16,358	155
ETF Shares	295,335	256,271
Net Increase (Decrease) from Capital Share Transactions	375,259	340,793
Total Increase (Decrease)	500,271	451,901
Net Assets
Beginning of Period	804,924	353,023
End of Period[2]	1,305,195	804,924

1 Includes fiscal 2011 and 2010 short-term gain distributions totaling $3,294,000 and $2,854,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets- End of Period includes undistributed net investment income of $1,757,000 and $8,706,000.

See accompanying Notes, which are an integral part of the Financial Statements.

36

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	March 19,
	Ended	Ended	2009[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$36.34	$29.83	$20.00
Investment Operations
Net Investment Income	.358	.603[2]	.257[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	4.935	6.430	9.573
Total from Investment Operations	5.293	7.033	9.830
Distributions
Dividends from Net Investment Income	(.782)	(.314)	—
Distributions from Realized Capital Gains	(.291)	(.209)	—
Total Distributions	(1.073)	(.523)	—
Net Asset Value, End of Period	$40.56	$36.34	$29.83

Total Return[4]	14.87%	23.90%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$258	$170	$62
Ratio of Total Expenses to Average Net Assets	0.53%	0.55%	0.78%[5]
Ratio of Net Investment Income to Average Net Assets	1.81%	1.89%	1.49%[5]
Portfolio Turnover Rate[6]	26%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments.

    Performance measurement began April 2, 2009, at a net asset value of $20.00.

2 Calculated based on average shares outstanding.

3 Includes increases from purchase and redemption fees of $.03, $.05, and $.04.

4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	April 2,
	Ended	Ended	2009[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$182.36	$149.40	$100.00
Investment Operations
Net Investment Income	2.141	3.284[2]	1.625[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	24.621	32.377	47.775
Total from Investment Operations	26.762	35.661	49.400
Distributions
Dividends from Net Investment Income	(4.143)	(1.655)	—
Distributions from Realized Capital Gains	(1.459)	(1.046)	—
Total Distributions	(5.602)	(2.701)	—
Net Asset Value, End of Period	$203.52	$182.36	$149.40

Total Return[4]	15.00%	24.21%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28	$9	$7
Ratio of Total Expenses to Average Net Assets	0.28%	0.30%	0.52%[5]
Ratio of Net Investment Income to Average Net Assets	2.06%	2.14%	1.75%[5]
Portfolio Turnover Rate[6]	26%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from purchase and redemption fees of $.16, $.32, and $.27.

4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	April 2,
	Ended	Ended	2009[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$95.38	$78.21	$52.36
Investment Operations
Net Investment Income	1.026	1.750[2]	.714[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	12.959	16.884	25.136
Total from Investment Operations	13.985	18.634	25.850
Distributions
Dividends from Net Investment Income	(2.182)	(.917)	—
Distributions from Realized Capital Gains	(.763)	(.547)	—
Total Distributions	(2.945)	(1.464)	—
Net Asset Value, End of Period	$106.42	$95.38	$78.21

Total Return	14.99%	24.17%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,019	$626	$283
Ratio of Total Expenses to Average Net Assets	0.31%	0.33%	0.55%[4]
Ratio of Net Investment Income to Average Net Assets	2.03%	2.11%	1.72%[4]
Portfolio Turnover Rate[5]	26%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from purchase and redemption fees of $.09, $.14, and $.07.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

40

FTSE All-World ex-US Small-Cap Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $199,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	215,161	452	—
Common Stocks—Other	539	1,080,124	27
Temporary Cash Investments	82,933	—	—
Total	298,633	1,080,576	27

41

FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2011:

Investments in
Common Stocks—Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	26
Change in Unrealized Appreciation (Depreciation)	1
Balance as of April 30, 2011	27

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended April 30, 2011, the fund realized net foreign currency losses of $118,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized gains to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2011, the fund realized gains on the sale of passive foreign investment companies of $3,241,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2011, was $8,583,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s realized losses for the six months ended April 30, 2011, include $1,000 of capital gain tax paid on sales of Indian securities. This tax is treated as a decrease in taxable income; accordingly, this amount has been reclassified from accumulated net realized gains to undistributed net investment income.

At April 30, 2011, the cost of investment securities for tax purposes was $1,130,118,000. Net unrealized appreciation of investment securities for tax purposes was $249,118,000, consisting of unrealized gains of $278,104,000 on securities that had risen in value since their purchase and $28,986,000 in unrealized losses on securities that had fallen in value since their purchase.

42

FTSE All-World ex-US Small-Cap Index Fund

E. During the six months ended April 30, 2011, the fund purchased $501,864,000 of investment securities and sold $138,228,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	83,084	2,203	106,128	3,290
Issued in Lieu of Cash Distributions	5,079	138	1,070	35
Redeemed[2]	(24,597)	(657)	(22,831)	(736)
Net Increase (Decrease)—Investor Shares	63,566	1,684	84,367	2,589
Institutional Shares
Issued[1]	15,610	83	—	—
Issued in Lieu of Cash Distributions	748	4	155	1
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—Institutional Shares	16,358	87	155	1
ETF Shares
Issued[1]	295,335	3,018	256,271	2,938
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	295,335	3,018	256,271	2,938
1 Includes purchase fees for fiscal year 2011 and 2010 of $898,000 and $737,000, respectively (fund totals).
2 Net of redemption fees for fiscal year 2011 and 2010 of $170,000 and $404,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

43

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

44

Six Months Ended April 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2010	4/30/2011	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,125.53	$1.84
Institutional Shares	1,000.00	1,126.79	0.74
ETF Shares	1,000.00	1,126.45	1.11
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,148.74	$2.82
Institutional Shares	1,000.00	1,150.00	1.49
ETF Shares	1,000.00	1,149.86	1.65
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.06	$1.76
Institutional Shares	1,000.00	1,024.10	0.70
ETF Shares	1,000.00	1,023.75	1.05
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,022.17	$2.66
Institutional Shares	1,000.00	1,023.41	1.40
ETF Shares	1,000.00	1,023.26	1.56

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.35% for Investor Shares, 0.14% for Institutional Shares, and 0.21% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.53% for Investor Shares, 0.28% for Institutional Shares, and 0.31% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for funds or share classes of funds with fewer than six months of history.

45

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US and FTSE All-World ex-US Small-Cap Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

46

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

47

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

48

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
Institutional Investor Services > 800-523-1036	and is used by FTSE International Limited under license.
Text Telephone for People	”All-World” is a trademark of FTSE International
With Hearing Impairment > 800-749-7273	Limited. The FTSE All-World ex US Index and FTSE
Global Small Cap ex US Index are calculated by FTSE
International Limited. FTSE International Limited does
This material may be used in conjunction	not sponsor, endorse, or promote the funds; is not in
with the offering of shares of any Vanguard	any way connected to them; and does not accept any
fund only if preceded or accompanied by	liability in relation to their issue, operation, and
the fund’s current prospectus.	trading.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7702 062011

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (5.8%)
BHP Billiton Ltd.	2,506,616	126,910
Commonwealth Bank of Australia	1,198,363	70,743
Westpac Banking Corp.	2,324,814	63,468
Australia & New Zealand Banking Group Ltd.	2,028,881	54,044
National Australia Bank Ltd.	1,694,604	50,453
Wesfarmers Ltd.	781,728	28,638
Woolworths Ltd.	947,034	27,560
Newcrest Mining Ltd.	596,252	27,156
Woodside Petroleum Ltd.	455,699	23,433
Rio Tinto Ltd.	254,824	23,068
Westfield Group	1,802,330	17,861
QBE Insurance Group Ltd.	818,616	16,818
CSL Ltd.	429,550	16,209
Origin Energy Ltd.	757,942	13,597
AMP Ltd.	2,175,783	13,088
Santos Ltd.	680,176	11,304
Telstra Corp. Ltd.	3,436,437	10,976
Macquarie Group Ltd.	270,951	10,475
Foster's Group Ltd.	1,505,425	9,291
Suncorp Group Ltd.	990,719	9,066
Brambles Ltd.	1,137,684	8,426
Orica Ltd.	281,222	8,216
Oil Search Ltd.	1,015,259	7,863
Stockland	1,860,421	7,724
Amcor Ltd.	952,347	7,320
Westfield Retail Trust	2,398,299	6,966
Transurban Group	1,135,259	6,607
Fortescue Metals Group Ltd.	965,949	6,547
Insurance Australia Group Ltd.	1,624,326	6,369
WorleyParsons Ltd.	187,579	6,264
Coca-Cola Amatil Ltd.	438,864	5,753
AGL Energy Ltd.	358,585	5,723
Incitec Pivot Ltd.	1,274,909	5,277
GPT Group	1,438,565	4,997
Alumina Ltd.	1,921,572	4,813
ASX Ltd.	134,685	4,750
Computershare Ltd.	433,496	4,613
TABCORP Holdings Ltd.	539,199	4,520
Iluka Resources Ltd.	327,164	4,502
Wesfarmers Ltd. Price Protected Shares	118,309	4,374
Lend Lease Group	445,196	4,257
Sonic Healthcare Ltd.	306,408	4,215
Asciano Ltd.	2,318,347	4,209
Crown Ltd.	440,426	4,085
OZ Minerals Ltd.	2,512,961	3,989
Cochlear Ltd.	44,549	3,939
Goodman Group	4,999,664	3,900
Mirvac Group	2,650,583	3,699
Dexus Property Group	3,740,051	3,617
Toll Holdings Ltd.	556,005	3,442
Leighton Holdings Ltd.	127,949	3,409
CFS Retail Property Trust	1,656,789	3,253
Sims Metal Management Ltd.	157,939	3,031
Boral Ltd.	558,498	3,017
* Lynas Corp. Ltd.	1,301,574	3,000
Bendigo and Adelaide Bank Ltd.	281,439	2,888
BlueScope Steel Ltd.	1,421,695	2,708
Tatts Group Ltd.	1,036,266	2,639
Metcash Ltd.	587,179	2,616
OneSteel Ltd.	1,043,258	2,446
Ramsay Health Care Ltd.	115,622	2,294

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	James Hardie Industries SE	340,129	2,211
	MacArthur Coal Ltd.	171,347	2,187
*	Paladin Energy Ltd.	600,588	2,171
*	Qantas Airways Ltd.	892,426	2,068
	Challenger Ltd.	387,789	2,057
	Commonwealth Property Office Fund	1,908,462	1,919
	Harvey Norman Holdings Ltd.	630,912	1,859
	Bank of Queensland Ltd.	170,829	1,849
	MAp Group	565,368	1,833
	Caltex Australia Ltd.	104,446	1,628
	Ansell Ltd.	105,753	1,618
^	Flight Centre Ltd.	59,508	1,540
	IOOF Holdings Ltd.	184,056	1,449
	Charter Hall Office REIT	373,609	1,442
	Billabong International Ltd.	192,855	1,434
	Whitehaven Coal Ltd.	188,296	1,328
	Goodman Fielder Ltd.	1,123,761	1,326
	CSR Ltd.	396,456	1,307
	Adelaide Brighton Ltd.	361,904	1,256
	Downer EDI Ltd.	307,988	1,254
	Coal & Allied Industries Ltd.	9,908	1,214
*	Aquila Resources Ltd.	120,240	1,203
	Aristocrat Leisure Ltd.	414,441	1,194
	Perpetual Ltd.	36,380	1,153
^	New Hope Corp. Ltd.	199,017	1,071
	SP AusNet	1,074,209	1,032
	Ten Network Holdings Ltd.	598,967	889
	Platinum Asset Management Ltd.	171,189	868
	GWA Group Ltd.	243,475	855
^	Fairfax Media Ltd.	576,354	836
	DuluxGroup Ltd.	272,715	830
*	Nufarm Ltd.	143,366	762
	Australand Property Group	220,947	736
*	Macquarie Atlas Roads Group	331,895	673
	Envestra Ltd.	890,670	625
	Consolidated Media Holdings Ltd.	161,621	495
*	Gunns Ltd.	649,105	375
	Energy Resources of Australia Ltd.	54,149	323
	West Australian Newspapers Holdings Ltd.	50,188	276
	APN News & Media Ltd.	117,338	203
*	ABC Learning Centres Ltd.	44,287	26
			865,810
Austria (0.3%)
	Erste Group Bank AG	219,880	11,101
	Voestalpine AG	132,500	6,519
	OMV AG	117,516	5,358
	Telekom Austria AG	264,410	4,087
*,^	IMMOFINANZ AG	840,300	3,994
^	Raiffeisen Bank International AG	44,888	2,474
	Verbund AG	51,428	2,325
	Vienna Insurance Group AG Wiener Versicherung Gruppe	29,763	1,775
	Strabag SE	26,268	882
			38,515
Belgium (0.6%)
^	Anheuser-Busch InBev NV	621,692	39,675
	Delhaize Group SA	79,043	6,839
^	Groupe Bruxelles Lambert SA	63,152	6,258
	Ageas	1,963,279	5,951
^	Umicore SA	98,984	5,674
*	KBC Groep NV	136,977	5,576
^	Belgacom SA	131,619	5,175
	UCB SA	105,539	5,099
	Solvay SA Class A	32,690	4,713
	Colruyt SA	51,665	2,980

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*,^	Dexia SA	452,083	1,801
*	Cie Nationale a Portefeuille	24,351	1,760
	Mobistar SA	13,636	1,012
			92,513
Brazil (3.9%)
	Petroleo Brasileiro SA ADR Type A	1,386,488	46,267
	Itau Unibanco Holding SA ADR	1,657,257	39,360
	Petroleo Brasileiro SA ADR	1,044,265	38,982
	Banco Bradesco SA ADR	1,473,634	29,812
	Vale SA Class B Pfd. ADR	973,626	29,111
	Petroleo Brasileiro SA Prior Pfd.	1,602,611	26,038
	Vale SA Class B ADR	711,836	23,775
	Cia de Bebidas das Americas ADR	701,275	22,848
	Vale SA Prior Pfd.	674,375	19,766
	Vale SA	558,229	18,313
	Banco do Brasil SA	892,286	16,391
	Itausa - Investimentos Itau SA Prior Pfd.	2,087,580	16,003
	Petroleo Brasileiro SA	811,871	14,847
	BRF - Brasil Foods SA	632,652	12,828
	BM&FBovespa SA	1,591,036	11,944
	Cia Siderurgica Nacional SA ADR	699,338	11,140
	Natura Cosmeticos SA	333,673	9,364
	CCR SA	258,576	8,029
	Banco Santander Brasil SA	593,706	6,868
	Redecard SA	386,937	5,623
	Cia Energetica de Minas Gerais ADR	261,839	5,465
*	OGX Petroleo e Gas Participacoes SA	495,592	5,236
	Gerdau SA ADR	424,928	5,133
	PDG Realty SA Empreendimentos e Participacoes	845,900	4,979
	Embraer SA ADR	146,004	4,742
	Ultrapar Participacoes SA Prior Pfd.	265,524	4,641
	Bradespar SA Prior Pfd.	173,740	4,500
	All America Latina Logistica SA	529,316	4,361
	Centrais Eletricas Brasileiras SA Prior Pfd.	220,976	4,047
	Souza Cruz SA	351,500	3,999
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	386,054	3,951
	Cia de Bebidas das Americas	146,550	3,940
	Cielo SA	420,295	3,930
	Centrais Eletricas Brasileiras SA	250,034	3,649
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	79,612	3,619
*	Braskem SA ADR	120,356	3,590
	Tractebel Energia SA	196,570	3,480
	Lojas Renner SA	93,500	3,465
	Cia de Bebidas das Americas Prior Pfd.	108,495	3,457
	Tele Norte Leste Participacoes SA ADR	197,733	3,371
	Hypermarcas SA	238,726	3,200
	Metalurgica Gerdau SA Prior Pfd. Class A	210,918	3,037
	Cia Paranaense de Energia ADR	108,900	3,002
	Cia Siderurgica Nacional SA	190,600	2,976
	Weg SA	236,756	2,942
	Gerdau SA Prior Pfd.	246,386	2,937
	Itau Unibanco Holding SA Prior Pfd.	123,255	2,879
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	244,071	2,586
	Usinas Siderurgicas de Minas Gerais SA	152,820	2,482
	Lojas Americanas SA Prior Pfd.	269,100	2,395
	Tim Participacoes SA ADR	48,981	2,311
	Cia Energetica de Sao Paulo Prior Pfd.	116,834	2,252
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	49,157	2,181
	Fibria Celulose SA	138,300	2,167
	Suzano Papel e Celulose SA Prior Pfd.	205,674	2,024
	Vivo Participacoes SA ADR	46,965	1,964
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	77,204	1,884
	Duratex SA	176,900	1,861
	Banco do Estado do Rio Grande do Sul Prior Pfd.	147,500	1,753

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	AES Tiete SA Prior Pfd.	106,116	1,750
	Klabin SA Prior Pfd.	450,000	1,742
	Brasil Telecom SA ADR	59,176	1,669
	Porto Seguro SA	97,012	1,612
	Tele Norte Leste Participacoes SA	72,994	1,563
*	NET Servicos de Comunicacao SA Prior Pfd.	167,000	1,546
	TAM SA Prior Pfd.	75,381	1,534
	MRV Engenharia e Participacoes SA	174,900	1,526
	Vivo Participacoes SA Prior Pfd.	36,000	1,461
	Cia de Saneamento Basico do Estado de Sao Paulo	49,692	1,447
	Telemar Norte Leste SA Prior Pfd.	41,500	1,441
*	MMX Mineracao e Metalicos SA	224,100	1,425
	Marfrig Alimentos SA	133,700	1,370
	Amil Participacoes SA	111,100	1,349
	Gerdau SA	134,384	1,310
	Light SA	75,564	1,274
	JBS SA	376,374	1,273
	Cia Energetica de Minas Gerais Prior Pfd.	56,400	1,148
	EDP - Energias do Brasil SA	45,000	1,119
	CPFL Energia SA	38,100	1,104
	Vale Fertilizantes SA Prior Pfd.	102,092	1,060
	Tim Participacoes SA	188,068	1,017
	BRF - Brasil Foods SA ADR	48,832	1,011
*	PortX Operacoes Portuarias SA	421,300	924
	Cosan SA Industria e Comercio	58,334	892
	B2W Cia Global Do Varejo	62,314	870
	M Dias Branco SA	33,300	859
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	25,700	829
	Brasil Telecom SA Prior Pfd.	82,790	765
	Multiplan Empreendimentos Imobiliarios SA	36,600	765
	Telecomunicacoes de Sao Paulo SA Prior Pfd.	28,000	746
	LLX Logistica SA	257,800	744
	Cia Energetica de Minas Gerais	43,562	706
	AES Tiete SA	42,600	636
	Banco Bradesco SA Prior Pfd.	31,366	622
	Cia de Gas de Sao Paulo Prior Pfd.	20,500	580
	Tele Norte Leste Participacoes SA Prior Pfd.	28,500	476
	Embraer SA	45,500	360
	Tim Participacoes SA Prior Pfd.	62,158	282
*	Braskem SA Prior Pfd.	9,400	136
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd. Rights Exp. 05/26/11	255	—
*	Tim Participacoes SA Rights	162	—
*	Tim Participacoes SA Rights Exp. 05/12/2011	51	—
			580,640
Canada (7.0%)
	Royal Bank of Canada	1,111,307	70,004
^	Toronto-Dominion Bank	689,875	59,731
	Suncor Energy Inc.	1,217,215	56,104
	Bank of Nova Scotia	838,366	51,118
	Canadian Natural Resources Ltd.	846,766	39,835
	Barrick Gold Corp.	779,929	39,831
	Potash Corp. of Saskatchewan Inc.	665,526	37,597
	Goldcorp Inc.	622,083	34,775
^	Bank of Montreal	438,800	28,819
	Canadian National Railway Co.	359,614	27,894
^	Canadian Imperial Bank of Commerce	305,943	26,486
	Manulife Financial Corp.	1,386,859	24,904
	Teck Resources Ltd. Class B	452,494	24,596
	TransCanada Corp.	543,559	23,388
	Cenovus Energy Inc.	587,313	22,583
*	Research In Motion Ltd.	409,437	19,945
	Encana Corp.	578,380	19,433
	Enbridge Inc.	298,468	19,401
	Talisman Energy Inc.	795,211	19,205

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Brookfield Asset Management Inc. Class A	488,446	16,448
	Sun Life Financial Inc.	447,932	14,662
	Imperial Oil Ltd.	265,235	14,017
	Kinross Gold Corp.	881,713	13,978
^	Rogers Communications Inc. Class B	345,657	13,082
	Thomson Reuters Corp.	322,601	13,079
	Valeant Pharmaceuticals International Inc.	230,400	12,151
	Silver Wheaton Corp.	275,531	11,212
	Agrium Inc.	123,314	11,177
	Nexen Inc.	411,626	10,889
	National Bank of Canada	127,025	10,518
*	Ivanhoe Mines Ltd.	382,395	10,027
	Magna International Inc.	189,688	9,748
	Power Corp. of Canada	319,644	9,618
	First Quantum Minerals Ltd.	67,241	9,582
	Crescent Point Energy Corp.	210,400	9,553
	Agnico-Eagle Mines Ltd.	130,362	9,083
	Cameco Corp.	306,210	9,039
	Canadian Pacific Railway Ltd.	130,542	8,658
	Bombardier Inc. Class B	1,115,215	8,310
	Eldorado Gold Corp.	429,900	8,001
*	MEG Energy Corp.	148,500	7,841
	BCE Inc.	198,705	7,447
	Power Financial Corp.	221,700	7,374
	Yamana Gold Inc.	574,959	7,329
	Shoppers Drug Mart Corp.	167,050	7,274
	SNC-Lavalin Group Inc.	118,400	7,163
	Shaw Communications Inc. Class B	321,600	6,791
	Husky Energy Inc.	209,849	6,565
	Great-West Lifeco Inc.	222,707	6,414
	Tim Hortons Inc.	131,400	6,393
	Pacific Rubiales Energy Corp.	207,200	6,296
	Fairfax Financial Holdings Ltd.	15,534	6,273
	IAMGOLD Corp.	289,400	6,016
	Brookfield Properties Corp.	293,206	5,801
	Saputo Inc.	120,890	5,755
^	RioCan Real Estate Investment Trust	202,000	5,412
	IGM Financial Inc.	100,566	5,173
	Fortis Inc.	136,500	4,687
	Intact Financial Corp.	89,100	4,520
	CI Financial Corp.	170,000	4,161
*	CGI Group Inc. Class A	182,178	3,986
	Finning International Inc.	133,860	3,926
	Canadian Utilities Ltd. Class A	68,421	3,878
	Canadian Tire Corp. Ltd. Class A	60,602	3,862
	TransAlta Corp.	171,743	3,826
^	Loblaw Cos. Ltd.	86,417	3,642
	Niko Resources Ltd.	39,900	3,372
*	Osisko Mining Corp.	225,300	3,298
	George Weston Ltd.	40,121	2,875
	TELUS Corp.	45,237	2,384
	TELUS Corp. Class A	38,883	1,957
	Bombardier Inc. Class A	47,233	352
			1,040,524
Chile (0.4%)
	SACI Falabella	735,121	8,022
	Empresas COPEC SA	392,684	7,616
	Sociedad Quimica y Minera de Chile SA ADR	105,388	6,432
	Empresa Nacional de Electricidad SA ADR	88,356	4,982
	CAP SA	85,138	4,576
	Empresas CMPC SA	81,539	4,525
	Cencosud SA	503,445	3,976
	Banco Santander Chile ADR	40,785	3,735
	Enersis SA ADR	174,663	3,731

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Banco de Chile	19,531,972	2,927
	Lan Airlines SA	71,857	2,023
	Colbun SA	4,928,522	1,485
	Banco de Credito e Inversiones	21,467	1,455
	ENTEL Chile SA	69,162	1,397
	Empresa Nacional de Electricidad SA	645,415	1,222
	Cia Cervecerias Unidas SA	96,304	1,162
	Corpbanca	64,887,520	1,031
	AES Gener SA	1,645,598	1,008
	Enersis SA	1,511,109	646
	Embotelladora Andina SA Prior Pfd.	95,416	469
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	2,337	141
			62,561
China (4.2%)
	China Construction Bank Corp.	56,335,463	53,345
	China Mobile Ltd.	4,692,457	43,163
	Industrial & Commercial Bank of China	50,863,976	43,143
	CNOOC Ltd.	13,940,000	34,649
	Bank of China Ltd.	49,036,000	27,141
	PetroChina Co. Ltd.	16,464,000	23,899
	China Life Insurance Co. Ltd.	5,811,000	20,771
	Tencent Holdings Ltd.	715,958	20,444
^	Ping An Insurance Group Co.	1,675,248	18,265
	China Petroleum & Chemical Corp.	13,106,000	13,210
	China Shenhua Energy Co. Ltd.	2,652,500	12,389
	China Unicom Hong Kong Ltd.	5,530,182	11,311
	Belle International Holdings Ltd.	4,955,328	9,699
	China Merchants Bank Co. Ltd.	3,089,446	7,981
	China Telecom Corp. Ltd.	12,672,000	7,373
	Agricultural Bank of China Ltd.	12,004,000	7,108
	Bank of Communications Co. Ltd.	6,202,200	6,585
	Yanzhou Coal Mining Co. Ltd.	1,610,000	6,333
	China Overseas Land & Investment Ltd.	3,239,760	6,251
	China Pacific Insurance Group Co. Ltd.	1,352,600	5,855
	Hengan International Group Co. Ltd.	718,946	5,619
	China Citic Bank Corp. Ltd.	7,177,700	5,151
	Tingyi Cayman Islands Holding Corp.	1,816,192	4,820
	Anhui Conch Cement Co. Ltd.	1,014,000	4,808
	Want Want China Holdings Ltd.	5,192,552	4,667
	China Coal Energy Co. Ltd.	3,310,000	4,636
	China National Building Material Co. Ltd.	2,104,400	4,453
	China Merchants Holdings International Co. Ltd.	959,560	4,424
*	GCL-Poly Energy Holdings Ltd.	5,989,000	4,291
	China Yurun Food Group Ltd.	1,128,000	4,144
	Inner Mongolia Yitai Coal Co. Class B	573,120	4,006
	China Resources Enterprise Ltd.	968,000	3,909
	Jiangxi Copper Co. Ltd.	1,090,000	3,714
*	GOME Electrical Appliances Holding Ltd.	9,669,940	3,477
	Lenovo Group Ltd.	5,838,000	3,407
*	PICC Property & Casualty Co. Ltd.	2,629,976	3,383
	China Communications Construction Co. Ltd.	3,645,000	3,376
^	Evergrande Real Estate Group Ltd.	4,715,000	3,372
	Kunlun Energy Co. Ltd.	1,892,000	3,358
	China Mengniu Dairy Co. Ltd.	1,031,000	3,171
	Dongfeng Motor Group Co. Ltd.	1,978,000	3,096
^	China Minsheng Banking Corp. Ltd.	3,195,300	3,069
	Aluminum Corp. of China Ltd.	3,170,000	2,983
	China Resources Land Ltd.	1,679,552	2,903
	Citic Pacific Ltd.	913,000	2,735
	Kingboard Chemical Holdings Ltd.	497,500	2,730
	China Resources Power Holdings Co. Ltd.	1,446,400	2,667
	Air China Ltd.	2,624,000	2,666
	Beijing Enterprises Holdings Ltd.	472,500	2,516
	Zijin Mining Group Co. Ltd.	3,148,000	2,482

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	China International Marine Containers Group Co. Ltd. Class B	1,110,737	2,378
	China Oilfield Services Ltd.	1,192,000	2,365
*	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	841,800	2,233
	COSCO Pacific Ltd.	1,039,924	2,159
^	Alibaba.com Ltd.	1,186,000	2,108
	Guangzhou Automobile Group Co. Ltd.	1,861,558	2,106
	Weichai Power Co. Ltd.	306,000	2,097
	Tsingtao Brewery Co. Ltd.	388,000	2,066
	ENN Energy Holdings Ltd.	600,000	2,065
^	Byd Co. Ltd.	553,600	2,010
	BBMG Corp.	1,190,500	1,965
*,^	China COSCO Holdings Co. Ltd.	2,031,800	1,957
	China Railway Group Ltd.	3,485,000	1,872
	Sino-Ocean Land Holdings Ltd.	3,288,980	1,871
*	China Taiping Insurance Holdings Co. Ltd.	675,200	1,858
*,^	Brilliance China Automotive Holdings Ltd.	1,900,000	1,856
	Sinopharm Group Co.	525,600	1,824
	Shandong Weigao Group Medical Polymer Co. Ltd.	656,000	1,801
^	Agile Property Holdings Ltd.	1,090,000	1,778
	CSR Corp. Ltd.	1,596,000	1,764
	ZTE Corp.	477,626	1,724
	Parkson Retail Group Ltd.	1,088,500	1,675
^	Zhuzhou CSR Times Electric Co. Ltd.	413,000	1,638
	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	1,626
	Shanghai Industrial Holdings Ltd.	411,000	1,625
^	Zhaojin Mining Industry Co. Ltd.	347,000	1,610
	Huaneng Power International Inc.	2,816,000	1,555
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	140,303	1,554
	Great Wall Motor Co. Ltd.	853,750	1,534
	China Resources Cement Holdings Ltd.	1,492,000	1,522
*	Chongqing Rural Commercial Bank	2,150,000	1,492
	China Everbright Ltd.	674,000	1,492
	Huabao International Holdings Ltd.	999,000	1,484
	Fushan International Energy Group Ltd.	2,106,000	1,478
	China Vanke Co. Ltd. Class B	1,035,339	1,466
	Shimao Property Holdings Ltd.	1,070,594	1,459
	China Agri-Industries Holdings Ltd.	1,215,000	1,390
	China Railway Construction Corp. Ltd.	1,563,074	1,386
*	Semiconductor Manufacturing International Corp.	15,445,000	1,385
	China High Speed Transmission Equipment Group Co. Ltd.	1,039,000	1,379
^	China Rongsheng Heavy Industry Group Co. Ltd.	1,624,500	1,374
	Soho China Ltd.	1,551,000	1,343
	Shanghai Electric Group Co. Ltd.	2,558,000	1,271
	Longfor Properties Co. Ltd.	785,500	1,253
^	Anta Sports Products Ltd.	756,000	1,226
	China Longyuan Power Group Corp.	1,178,000	1,214
	Nine Dragons Paper Holdings Ltd.	1,056,331	1,210
	China National Materials Co. Ltd.	1,223,000	1,207
	Golden Eagle Retail Group Ltd.	458,000	1,204
	China BlueChemical Ltd.	1,410,000	1,149
	Fosun International Ltd.	1,451,500	1,148
*	Yuexiu Property Co. Ltd.	5,430,000	1,143
^	Datang International Power Generation Co. Ltd.	3,024,000	1,143
	Zhejiang Expressway Co. Ltd.	1,356,000	1,121
^	Geely Automobile Holdings Ltd.	2,785,000	1,120
^	Renhe Commercial Holdings Co. Ltd.	6,520,000	1,119
*	China Shipping Container Lines Co. Ltd.	2,783,700	1,114
^	Poly Hong Kong Investments Ltd.	1,358,000	1,088
	China Shipping Development Co. Ltd.	1,028,000	1,086
	Lee & Man Paper Manufacturing Ltd.	1,435,200	1,033
	Country Garden Holdings Co.	2,542,960	1,033
	Angang Steel Co. Ltd.	796,000	1,025
^	Guangzhou R&F Properties Co. Ltd.	738,000	1,009
^	Li Ning Co. Ltd.	579,500	995

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Jiangsu Expressway Co. Ltd.	896,000	950
*,^	Metallurgical Corp. of China Ltd.	2,208,000	938
^	Shui On Land Ltd.	2,047,900	908
*,^	China Southern Airlines Co. Ltd.	1,689,000	886
	Franshion Properties China Ltd.	2,828,000	882
^	Shenzhen International Holdings Ltd.	9,397,500	873
	Sinopec Shanghai Petrochemical Co. Ltd.	1,764,000	856
	Hidili Industry International Development Ltd.	838,000	849
^	Sany Heavy Equipment International Holdings Co. Ltd.	474,000	843
	China Communications Services Corp. Ltd.	1,344,000	822
	TPV Technology Ltd.	1,398,000	804
	Dongfang Electric Corp. Ltd.	244,800	804
	Lianhua Supermarket Holdings Co. Ltd.	189,000	770
	China Dongxiang Group Co.	2,186,000	765
	CSG Holding Co. Ltd. Class B	563,712	728
	Guangdong Investment Ltd.	1,364,000	708
*	Sinofert Holdings Ltd.	1,623,153	680
	China Molybdenum Co. Ltd.	740,000	664
	Maanshan Iron & Steel	1,244,000	658
	Beijing Capital International Airport Co. Ltd.	1,304,000	644
^	China Zhongwang Holdings Ltd.	1,220,800	628
	KWG Property Holding Ltd.	866,500	627
	Shenzhen Investment Ltd.	1,990,808	624
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	609
	Kingboard Laminates Holdings Ltd.	686,500	609
	Travelsky Technology Ltd.	596,000	604
^	Bosideng International Holdings Ltd.	1,778,000	564
^	China Foods Ltd.	792,000	555
*,^	Zhongsheng Group Holdings Ltd.	291,000	546
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	382,790	545
*,^	China Eastern Airlines Corp. Ltd.	1,216,000	534
^	Sinotruk Hong Kong Ltd.	631,500	525
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd. Class B	335,200	524
*,^	Hopson Development Holdings Ltd.	524,000	518
	Greentown China Holdings Ltd.	486,500	488
	New World China Land Ltd.	1,319,600	475
*,^	Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	453
^	Hopewell Highway Infrastructure Ltd.	649,100	421
	Harbin Power Equipment Co. Ltd.	432,000	417
*,^	Xinjiang Goldwind Science & Technology Co. Ltd.	296,400	411
	Sichuan Expressway Co. Ltd.	674,000	409
	Weiqiao Textile Co.	450,000	406
	Guangshen Railway Co. Ltd.	1,022,000	406
	Shandong Chenming Paper Holdings Ltd. Class B	476,500	402
*	China Travel International Inv HK	1,934,000	397
	Zhejiang Southeast Electric Power Co. Class B	632,700	384
	Shenzhen Expressway Co. Ltd.	552,000	369
	Weifu High-Technology Group Co. Ltd. Class B	98,200	362
*	Citic Resources Holdings Ltd.	1,451,300	360
	People's Food Holdings Ltd.	563,000	350
	C C Land Holdings Ltd.	891,000	344
	China Merchants Property Development Co. Ltd. Class B	187,950	337
	Chongqing Changan Automobile Co. Ltd. Class B	389,656	322
	Anhui Expressway Co.	376,000	315
	Sinotrans Ltd.	1,258,000	308
	Shanghai Friendship Group Inc. Ltd. Class B	139,590	285
	Guangzhou Shipyard International Co. Ltd.	136,000	253
^	China Huiyuan Juice Group Ltd.	383,000	252
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	241
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	236
	Guangdong Electric Power Development Co. Ltd. Class B	458,560	233
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	230
	Dazhong Transportation Group Co. Ltd. Class B	345,500	229
	Bengang Steel Plates Co. Class B	372,700	219

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Jiangling Motors Corp. Ltd. Class B	69,000	210
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	203
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	200
^	Huadian Power International Co.	924,000	199
*	Shanghai Haixin Group Co. Class B	286,800	176
*	BOE Technology Group Co. Ltd. Class B	715,600	171
^	Guangzhou Pharmaceutical Co. Ltd.	148,000	167
	Beijing North Star Co. Ltd.	620,000	152
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	243,435	148
*	Jinzhou Port Co. Ltd. Class B	211,860	116
*	Huadian Energy Co. Ltd. Class B	299,100	113
*	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	112
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	108,700	109
*	Double Coin Holdings Ltd. Class B	132,000	105
	Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	104
	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	95
*	Hainan Airlines Co. Ltd. Class B	35,200	38
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	39,600	33
			623,992
Colombia (0.2%)
	Ecopetrol SA	3,350,033	7,198
	BanColombia SA ADR	76,073	5,040
	Grupo de Inversiones Suramericana SA	174,915	3,633
	Inversiones Argos SA	235,272	2,456
	BanColombia SA	150,350	2,448
	Almacenes Exito SA	119,465	1,837
	Interconexion Electrica SA ESP	234,038	1,659
	Cementos Argos SA	251,150	1,519
	Corp Financiera Colombiana SA	63,883	1,232
	Isagen SA ESP	613,428	815
			27,837
Czech Republic (0.1%)
	CEZ AS	162,155	9,302
	Komercni Banka AS	12,385	3,265
	Telefonica O2 Czech Republic AS	101,304	2,601
*	Unipetrol AS	64,935	772
			15,940
Denmark (0.8%)
	Novo Nordisk A/S Class B	384,543	48,681
*	Danske Bank A/S	725,299	17,418
	AP Moller - Maersk A/S Class B	1,289	13,064
	Carlsberg A/S Class B	92,277	10,949
	Novozymes A/S	42,389	7,330
*	Vestas Wind Systems A/S	160,592	5,691
	AP Moller - Maersk A/S	560	5,507
	Danisco A/S	35,694	4,732
*	FLSmidth & Co. A/S	41,553	3,748
	Coloplast A/S Class B	23,907	3,517
*	William Demant Holding A/S	18,229	1,699
	Tryg A/S	18,484	1,181
	H Lundbeck A/S	45,810	1,101
	Rockwool International A/S Class B	3,530	466
			125,084
Egypt (0.1%)
	Orascom Construction Industries GDR	90,612	3,717
	Commercial International Bank Egypt SAE	452,673	2,087
*	Orascom Telecom Holding SAE GDR	402,944	1,394
	Egyptian Financial Group-Hermes Holding	314,998	926
	Egyptian Kuwaiti Holding Co.	629,354	800
	Egyptian Co. for Mobile Services	30,416	732
	Telecom Egypt	261,840	720
*	Talaat Moustafa Group	1,103,040	670
	National Societe Generale Bank SAE	86,411	538

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Ezz Steel	305,708	412
*	ElSwedy Electric Co.	46,186	327
	Sidi Kerir Petrochemcials Co.	114,979	257
	South Valley Cement	331,529	245
*	Oriental Weavers	34,103	181
	Delta Sugar Co.	50,749	177
*	Egyptian Iron & Steel Co.	147,028	173
*	Medinet Nasr Housing	27,400	105
	Credit Agricole Egypt SAE	54,033	98
	Heliopolis Housing	15,000	49
*	Asek Co. for Mining	2,000	4
			13,612
Finland (0.7%)
^	Nokia Oyj	2,919,085	26,892
	Sampo Oyj	438,062	14,748
	Fortum Oyj	346,936	11,945
	UPM-Kymmene Oyj	405,361	8,315
	Kone Oyj Class B	132,457	8,296
	Metso Oyj	115,429	7,089
	Wartsila Oyj	152,653	6,001
^	Stora Enso Oyj	472,158	5,692
	Nokian Renkaat Oyj	97,682	5,062
	Kesko Oyj Class B	50,568	2,624
	Neste Oil Oyj	114,388	2,165
	Rautaruukki Oyj	81,312	2,110
	Outokumpu Oyj	107,343	1,788
	Sanoma Oyj	38,003	790
			103,517
France (7.7%)
	Total SA	1,744,417	111,715
	Sanofi-Aventis SA	1,016,630	80,433
	BNP Paribas	814,210	64,367
^	GDF Suez	1,318,034	53,894
	LVMH Moet Hennessy Louis Vuitton SA	286,958	51,520
^	AXA SA	1,812,953	40,643
	Societe Generale	577,845	38,616
^	Schneider Electric SA	211,049	37,287
	Danone	506,129	37,057
	France Telecom SA	1,551,760	36,365
	ArcelorMittal	899,079	33,226
	Air Liquide SA	221,004	32,654
^	Vivendi SA	965,791	30,282
^	L'Oreal SA	234,837	29,769
	Cie de St-Gobain	415,011	28,636
	Vinci SA	423,041	28,239
	Carrefour SA	531,250	25,172
	Pernod-Ricard SA	204,361	20,527
^	Unibail-Rodamco SE	71,384	16,701
	Alstom SA	229,547	15,262
	Cie Generale d'Optique Essilor International SA	166,157	13,913
	PPR	74,184	13,263
	Veolia Environnement SA	389,142	12,997
	Credit Agricole SA	747,760	12,438
	Lafarge SA	166,345	11,778
*	Alcatel-Lucent	1,809,185	11,723
	Vallourec SA	92,320	11,518
^	Bouygues SA	214,462	10,673
*	Renault SA	172,387	10,497
	Cie Generale des Etablissements Michelin Class B	102,833	10,307
	Technip SA	85,593	9,657
	Christian Dior SA	56,726	9,100
	EDF SA	201,253	8,465
	Accor SA	178,467	7,931
*	European Aeronautic Defence and Space Co. NV	256,165	7,926

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Hermes International	33,006	7,730
	Cap Gemini SA	120,983	7,328
	Sodexo	91,524	7,130
	Legrand SA	152,452	6,961
	SES SA	260,198	6,833
	Suez Environnement Co.	287,548	6,625
^	Safran SA	163,249	6,333
	Publicis Groupe SA	111,678	6,327
	STMicroelectronics NV	530,918	6,283
*	Peugeot SA	136,572	6,198
	Edenred	175,677	5,447
	Lagardere SCA	103,429	4,541
	SCOR SE	147,492	4,502
*	Cie Generale de Geophysique - Veritas	119,014	4,193
*	Natixis	689,571	3,964
	Dassault Systemes SA	46,767	3,803
	Bureau Veritas SA	42,890	3,699
^	Casino Guichard Perrachon SA	34,979	3,680
^	Eiffage SA	53,117	3,672
*	Atos Origin SA	54,978	3,387
^	Eramet	8,203	3,229
	CNP Assurances	136,541	3,133
	Klepierre	73,223	3,009
	Eutelsat Communications SA	69,453	2,997
	Thales SA	63,219	2,792
	Societe BIC SA	28,593	2,780
	Wendel SA	19,723	2,469
	Fonciere Des Regions	20,983	2,381
	Societe Television Francaise 1	124,169	2,331
	Imerys SA	30,021	2,325
	Aeroports de Paris	22,961	2,201
	Iliad SA	16,524	2,124
*	Air France-KLM	116,855	2,062
	Gecina SA	14,061	2,027
^	ICADE	15,561	1,995
	APERAM	46,025	1,938
	Eurazeo	22,454	1,868
*	JCDecaux SA	51,077	1,784
	BioMerieux	15,826	1,721
*,^	Rexel SA	58,951	1,614
*	Euler Hermes SA	10,905	1,162
^	PagesJaunes Groupe	108,203	1,128
	EDF Energies Nouvelles SA	18,471	1,095
	Bollore	3,894	979
^	Ciments Francais SA	8,208	867
	Ipsen SA	14,092	552
			1,135,750
Germany (6.0%)
	Siemens AG	714,063	103,867
*,^	BASF SE	721,034	74,039
	Daimler AG	829,016	64,072
^	Bayer AG	646,270	56,739
^	Allianz SE	351,601	55,240
^	E.ON AG	1,488,875	50,889
	Deutsche Bank AG	727,162	47,360
	SAP AG	718,061	46,258
	Deutsche Telekom AG	2,554,808	42,221
*,^	Volkswagen AG Prior Pfd.	132,710	26,120
	Muenchener Rueckversicherungs AG	147,391	24,313
	Bayerische Motoren Werke AG	234,693	22,096
^	RWE AG	307,126	20,036
	Linde AG	98,414	17,711
*	MAN SE	110,009	15,326
*	Deutsche Post AG	703,761	13,909

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	ThyssenKrupp AG	301,009	13,839
	Fresenius Medical Care AG & Co. KGaA	172,469	13,564
	Deutsche Boerse AG	152,760	12,682
	Adidas AG	163,833	12,209
^	K&S AG	149,922	12,109
	HeidelbergCement AG	145,651	11,138
	Fresenius SE & Co. KGaA	100,346	10,539
	Infineon Technologies AG	836,476	9,484
^	Henkel AG & Co. KGaA Prior Pfd.	138,680	9,454
	Metro AG	125,992	9,247
	Porsche Automobil Holding SE Prior Pfd.	119,755	8,656
*	Continental AG	62,682	6,285
	Lanxess AG	64,867	5,935
	Henkel AG & Co. KGaA	100,237	5,693
	Merck KGaA	50,049	5,300
	GEA Group AG	142,824	5,216
^	Beiersdorf AG	71,501	4,657
*	Commerzbank AG	693,345	4,412
	Hochtief AG	45,184	4,281
*	Commerzbank AG	672,965	4,196
*,^	Volkswagen AG	23,221	4,135
*,^	Deutsche Lufthansa AG	178,394	4,047
*	QIAGEN NV	182,499	3,902
	Wacker Chemie AG	12,326	3,052
	Hannover Rueckversicherung AG	47,759	2,885
	Salzgitter AG	35,795	2,807
*	TUI AG	197,395	2,520
	Fraport AG Frankfurt Airport Services Worldwide	28,665	2,289
	Celesio AG	65,053	1,580
	Puma AG Rudolf Dassler Sport	4,518	1,506
	Suedzucker AG	44,913	1,385
^	SMA Solar Technology AG	8,422	1,004
	Hamburger Hafen und Logistik AG	20,648	1,002
^	Generali Deutschland Holding AG	6,554	850
			882,056
Greece (0.2%)
	OPAP SA	180,703	3,826
	Hellenic Telecommunications Organization SA ADR	647,453	3,788
	National Bank of Greece SA ADR	2,070,056	3,291
	Coca Cola Hellenic Bottling Co. SA	110,293	3,050
	National Bank of Greece SA	329,856	2,551
*	Alpha Bank AE	406,598	2,370
*	EFG Eurobank Ergasias SA	308,619	1,737
	Public Power Corp. SA	89,608	1,483
	Hellenic Petroleum SA	92,718	988
			23,084
Hong Kong (2.3%)
	Hutchison Whampoa Ltd.	2,494,000	28,523
*	AIA Group Ltd.	7,040,592	23,744
	Sun Hung Kai Properties Ltd.	1,500,409	23,500
	Cheung Kong Holdings Ltd.	1,354,000	21,369
	Hong Kong Exchanges and Clearing Ltd.	833,600	19,063
	Li & Fung Ltd.	2,372,000	12,140
	CLP Holdings Ltd.	1,412,500	11,618
	Swire Pacific Ltd. Class A	704,000	10,775
	Hong Kong & China Gas Co. Ltd.	4,190,335	10,407
	BOC Hong Kong Holdings Ltd.	3,297,237	10,365
	Hongkong Land Holdings Ltd.	1,352,335	10,142
	Jardine Matheson Holdings Ltd.	200,800	9,659
	Hang Seng Bank Ltd.	592,600	9,262
	Power Assets Holdings Ltd.	1,254,000	8,781
	Wharf Holdings Ltd.	1,195,275	8,771
	Hang Lung Properties Ltd.	1,760,000	7,848
	Bank of East Asia Ltd.	1,582,400	6,552

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Henderson Land Development Co. Ltd.	896,466	6,153
	Hang Lung Group Ltd.	820,000	5,526
	Link REIT	1,731,843	5,458
*	Sands China Ltd.	1,860,400	5,228
	MTR Corp.	1,345,000	4,911
	Jardine Strategic Holdings Ltd.	170,000	4,828
	Wynn Macau Ltd.	1,215,600	4,338
	Esprit Holdings Ltd.	982,696	4,101
	New World Development Ltd.	2,278,000	4,009
	Shangri-La Asia Ltd.	1,370,390	3,826
	SJM Holdings Ltd.	1,670,000	3,608
	Sino Land Co. Ltd.	2,006,000	3,538
	Cathay Pacific Airways Ltd.	1,204,015	3,009
	Kerry Properties Ltd.	550,000	2,941
	Hysan Development Co. Ltd.	606,000	2,833
	Wheelock & Co. Ltd.	625,000	2,581
	Xinyi Glass Holdings Ltd.	2,028,000	2,449
	Yue Yuen Industrial Holdings Ltd.	641,330	2,216
	Wing Hang Bank Ltd.	192,000	2,140
	First Pacific Co. Ltd.	2,215,200	2,087
	ASM Pacific Technology Ltd.	154,100	2,076
	AAC Acoustic Technologies Holdings Inc.	702,000	1,839
	PCCW Ltd.	4,271,000	1,696
*,^	Galaxy Entertainment Group Ltd.	931,000	1,679
	Cheung Kong Infrastructure Holdings Ltd.	334,000	1,629
^	VTech Holdings Ltd.	141,200	1,613
	Hopewell Holdings Ltd.	493,000	1,491
	Television Broadcasts Ltd.	252,000	1,481
	Orient Overseas International Ltd.	193,000	1,481
	Lifestyle International Holdings Ltd.	498,000	1,427
	Techtronic Industries Co.	1,029,500	1,408
	Guoco Group Ltd.	96,000	1,209
^	Champion REIT	1,880,000	1,090
	NWS Holdings Ltd.	718,500	1,060
	Hongkong & Shanghai Hotels	563,000	993
*,^	Foxconn International Holdings Ltd.	1,654,000	978
*	Mongolia Energy Corp. Ltd.	3,891,000	917
	Hong Kong Aircraft Engineering Co. Ltd.	61,200	906
	Johnson Electric Holdings Ltd.	1,328,500	816
^	Shun Tak Holdings Ltd.	1,303,000	814
	Great Eagle Holdings Ltd.	223,000	794
	Cafe de Coral Holdings Ltd.	308,000	717
	Dah Sing Financial Holdings Ltd.	108,900	683
	Brightoil Petroleum Holdings Ltd.	1,547,000	682
^	Melco International Development Ltd.	770,000	655
	Texwinca Holdings Ltd.	548,000	618
	Chinese Estates Holdings Ltd.	281,500	534
	Dah Sing Banking Group Ltd.	260,920	422
	Kowloon Development Co. Ltd.	311,000	409
	Hutchison Harbour Ring Ltd.	2,988,000	343
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,035,000	327
	Public Financial Holdings Ltd.	326,000	204
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	134,693	4
			341,294
Hungary (0.1%)
*	MOL Hungarian Oil and Gas plc	60,359	8,436
*	OTP Bank plc	219,465	7,791
	Richter Gedeon Nyrt	12,105	2,533
	Magyar Telekom Telecommunications plc	306,186	1,045
			19,805
India (2.2%)
	Infosys Technologies Ltd. ADR	365,242	23,806
	ITC Ltd.	4,465,304	19,463
1	Reliance Industries Ltd. GDR	383,293	16,903

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Housing Development Finance Corp.	833,939	13,341
	Larsen & Toubro Ltd.	349,641	12,634
	ICICI Bank Ltd. ADR	220,875	11,132
	Reliance Industries Ltd.	489,407	10,883
	Bharti Airtel Ltd.	1,160,592	9,986
	HDFC Bank Ltd. ADR	50,908	8,761
	Wipro Ltd. ADR	551,940	7,600
	State Bank of India GDR	52,722	7,235
	Axis Bank Ltd.	234,469	6,828
	Oil & Natural Gas Corp. Ltd.	916,743	6,391
	Tata Consultancy Services Ltd.	224,698	5,925
	Bajaj Auto Ltd.	166,104	5,548
	Hindalco Industries Ltd.	1,098,354	5,377
	Infosys Technologies Ltd.	81,387	5,351
	NTPC Ltd.	1,262,159	5,206
	Bharat Heavy Electricals Ltd.	112,399	5,091
	Hindustan Unilever Ltd.	672,204	4,339
	Jindal Steel & Power Ltd.	285,923	4,242
	Coal India Ltd.	483,433	4,167
	Sterlite Industries India Ltd.	873,574	3,600
	Tata Motors Ltd.	119,702	3,351
	Dr Reddy's Laboratories Ltd. ADR	83,494	3,276
	Cipla Ltd.	460,896	3,231
	GAIL India Ltd.	291,255	3,135
	Mahindra & Mahindra Ltd.	165,062	2,827
	Siemens India Ltd.	131,674	2,582
	Lupin Ltd.	257,300	2,569
	Jaiprakash Associates Ltd.	1,222,687	2,567
	Power Grid Corp. of India Ltd.	1,063,030	2,515
	Grasim Industries Ltd.	45,120	2,502
	Punjab National Bank	92,381	2,480
	Infrastructure Development Finance Co. Ltd.	743,941	2,450
	Tata Steel Ltd.	169,478	2,368
	Sesa Goa Ltd.	331,347	2,358
	Sun Pharmaceutical Industries Ltd.	222,372	2,345
	Titan Industries Ltd.	25,398	2,316
	JSW Steel Ltd.	107,370	2,306
	Hero Honda Motors Ltd.	59,587	2,305
*	Cairn India Ltd.	282,649	2,233
	Kotak Mahindra Bank Ltd.	226,155	2,202
	Ultratech Cement Ltd.	81,578	2,012
	DLF Ltd.	394,136	1,988
	Maruti Suzuki India Ltd.	66,337	1,980
	Nestle India Ltd.	21,457	1,939
	HCL Technologies Ltd.	156,840	1,852
	NMDC Ltd.	289,832	1,793
	Tata Power Co. Ltd.	60,717	1,793
	Steel Authority of India Ltd.	474,190	1,713
	Adani Enterprises Ltd.	106,284	1,505
	Crompton Greaves Ltd.	245,489	1,402
	Reliance Infrastructure Ltd.	92,465	1,382
	Asian Paints Ltd.	21,952	1,379
	Canara Bank	88,169	1,262
	Bank of India	120,789	1,251
	Piramal Healthcare Ltd.	120,184	1,249
	Indian Oil Corp. Ltd.	159,741	1,229
	Cummins India Ltd.	75,524	1,210
*	Reliance Power Ltd.	403,178	1,192
	Tata Chemicals Ltd.	139,676	1,191
	Reliance Capital Ltd.	92,778	1,184
	Ambuja Cements Ltd.	328,120	1,176
*	Tata Communications Ltd. ADR	108,099	1,173
	Rural Electrification Corp. Ltd.	215,978	1,167
	United Spirits Ltd.	49,346	1,158

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Unitech Ltd.	1,380,470	1,156
	Exide Industries Ltd.	324,221	1,119
	Bank of Baroda	52,285	1,080
	Reliance Communications Ltd.	472,822	1,071
	Bharat Petroleum Corp. Ltd.	74,910	1,068
	Bajaj Holdings and Investment Ltd.	58,140	1,033
	Union Bank of India	141,143	1,022
	Colgate-Palmolive India Ltd.	49,834	1,020
	Zee Entertainment Enterprises Ltd.	330,872	1,010
	Aditya Birla Nuvo Ltd.	50,264	987
	Bharat Forge Ltd.	124,839	983
	Hindustan Petroleum Corp. Ltd.	116,253	983
	Mundra Port and Special Economic Zone Ltd.	288,065	942
	Ranbaxy Laboratories Ltd.	89,943	932
*	Mahanagar Telephone Nigam ADR	400,995	914
*	Idea Cellular Ltd.	577,110	901
	ICICI Bank Ltd.	33,085	836
	National Aluminium Co. Ltd.	394,813	829
	Dabur India Ltd.	359,960	825
	ACC Ltd.	31,834	802
*	GlaxoSmithKline Pharmaceuticals Ltd.	15,508	793
	HDFC Bank Ltd.	15,073	783
	Divi's Laboratories Ltd.	48,675	779
	Container Corp. Of India	29,845	773
	Mphasis Ltd.	71,416	758
	Cadila Healthcare Ltd.	37,487	734
	NHPC Ltd.	1,247,760	732
	Shriram Transport Finance Co. Ltd.	41,408	727
*	Suzlon Energy Ltd.	600,007	722
	Oriental Bank of Commerce	90,845	711
	Oil India Ltd.	21,932	693
	Bharat Electronics Ltd.	16,614	689
	Indiabulls Financial Services Ltd.	162,410	656
*	GMR Infrastructure Ltd.	745,467	639
*	Housing Development & Infrastructure Ltd.	173,661	633
*	Satyam Computer Services Ltd.	366,833	626
*	Essar Oil Ltd.	207,237	620
	Glenmark Pharmaceuticals Ltd.	91,245	619
	Hindustan Zinc Ltd.	189,510	611
*	Adani Power Ltd.	210,914	538
	IDBI Bank Ltd.	164,815	535
*	Oracle Financial Sevices Software Ltd.	11,252	516
	Great Eastern Shipping Co. Ltd.	77,788	502
	Power Finance Corp. Ltd.	91,059	478
	Godrej Industries Ltd.	102,084	439
	Torrent Power Ltd.	78,358	438
	Ashok Leyland Ltd.	361,254	434
	JSW Energy Ltd.	250,611	423
	Financial Technologies India Ltd.	19,257	376
	Aban Offshore Ltd.	24,789	355
	Castrol India Ltd.	32,482	344
*	Lanco Infratech Ltd.	381,279	343
	Punj Lloyd Ltd.	211,766	320
*	Satyam Computer Services Ltd. ADR	86,551	300
	Corp Bank	22,522	296
	Mangalore Refinery & Petrochemicals Ltd.	149,186	249
	Sun TV Network Ltd.	24,986	241
	ABB Ltd.	11,814	228
	Shipping Corp. of India Ltd.	67,304	170
*	Tata Teleservices Maharashtra Ltd.	391,536	164
	Dr Reddy's Laboratories Ltd.	3,491	132
	Wipro Ltd.	11,269	115
*	Jet Airways India Ltd.	9,411	102
			331,756

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
Indonesia (0.6%)
	Astra International Tbk PT	2,353,000	15,465
	Bank Central Asia Tbk PT	9,592,000	8,308
	Bank Rakyat Indonesia Persero Tbk PT	9,583,000	7,235
	Telekomunikasi Indonesia Tbk PT	7,866,000	7,090
	Bumi Resources Tbk PT	16,229,000	6,521
	Bank Mandiri Tbk PT	7,146,478	5,977
	United Tractors Tbk PT	2,040,000	5,549
	Perusahaan Gas Negara PT	7,513,000	3,519
	Semen Gresik Persero Tbk PT	2,293,500	2,548
	Adaro Energy Tbk PT	9,792,276	2,528
	Kalbe Farma Tbk PT	5,810,500	2,431
	Unilever Indonesia Tbk PT	1,220,500	2,184
	Gudang Garam Tbk PT	437,500	2,078
	Bank Negara Indonesia Persero Tbk PT	4,236,644	2,007
	Tambang Batubara Bukit Asam Tbk PT	704,000	1,837
	Indofood Sukses Makmur Tbk PT	2,753,500	1,787
	Indocement Tunggal Prakarsa Tbk PT	856,500	1,704
	Indo Tambangraya Megah PT	259,000	1,419
	Charoen Pokphand Indonesia Tbk PT	6,264,000	1,414
	Indosat Tbk PT	1,700,500	1,066
	Bank Danamon Indonesia Tbk PT	1,341,735	974
	Astra Agro Lestari Tbk PT	357,500	970
	International Nickel Indonesia Tbk PT	1,600,000	933
	Aneka Tambang Tbk PT	3,116,500	831
			86,375
Ireland (0.2%)
	CRH plc	551,510	13,690
	Kerry Group plc Class A	106,841	4,425
*	Elan Corp. plc	447,671	3,599
	Ryanair Holdings plc ADR	98,308	2,997
*	Governor & Co. of the Bank of Ireland	2,879,174	1,172
	Ryanair Holdings plc	58,749	302
*	Anglo Irish Bank Corp. Ltd.	236,607	—
			26,185
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	693,979	31,886
	Israel Chemicals Ltd.	414,382	7,355
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,558,159	4,629
*	Bank Hapoalim BM	772,048	4,060
	Bank Leumi Le-Israel BM	447,620	2,329
	Israel Corp. Ltd.	1,805	2,250
*	NICE Systems Ltd.	54,994	2,098
	Cellcom Israel Ltd. (Registered)	37,303	1,199
*	Israel Discount Bank Ltd. Class A	565,200	1,196
*	Makhteshim-Agan Industries Ltd.	216,621	1,169
	Partner Communications Co. Ltd.	58,240	1,104
	Elbit Systems Ltd.	16,328	927
	Mizrahi Tefahot Bank Ltd.	82,131	912
	Gazit-Globe Ltd.	55,853	763
*	Delek Drilling - LP	164,897	668
	Osem Investments Ltd.	33,048	578
	Delek Group Ltd.	1,755	467
*	Oil Refineries Ltd.	536,391	402
	Discount Investment Corp.	19,579	400
	Paz Oil Co. Ltd.	1,964	364
	Strauss Group Ltd.	21,363	357
	IDB Holding Corp. Ltd.	11,488	354
	Migdal Insurance & Financial Holding Ltd.	171,429	324
	Clal Industries and Investments Ltd.	38,102	306
*	Koor Industries Ltd.	12,202	297
	Clal Insurance Enterprises Holdings Ltd.	9,587	271
	Harel Insurance Investments & Financial Services Ltd.	4,300	257
	Shufersal Ltd.	38,964	244

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	Hot Telecommunication System Ltd.	12,978	234
*	Menorah Mivtachim Holdings Ltd.	16,132	216
	Delek Automotive Systems Ltd.	16,396	212
*	Africa Israel Investments Ltd.	22,211	190
	Ormat Industries	19,269	139
	Property & Building Corp.	1,142	104
	First International Bank Of Israel Ltd.	5,951	92
*	Elbit Imaging Ltd.	6,450	77
*	Given Imaging Ltd.		—
			68,430
Italy (2.2%)
	ENI SPA	2,170,156	58,103
	Enel SPA	5,479,164	39,074
	UniCredit SPA	15,088,029	38,856
	Assicurazioni Generali SPA	1,211,848	29,041
	Intesa Sanpaolo SPA (Registered)	6,948,177	23,078
	Telecom Italia SPA (Registered)	10,405,766	15,646
	Saipem SPA	253,926	14,423
*	Fiat Industrial SPA	635,023	9,434
	Atlantia SPA	344,569	8,481
	Snam Rete Gas SPA	1,318,198	8,199
	Tenaris SA ADR	137,850	7,001
^	Fiat SPA	611,302	6,528
	Telecom Italia SPA (Bearer)	4,715,827	6,081
	Terna Rete Elettrica Nazionale SPA	1,167,699	5,846
	Mediobanca SPA	496,939	5,660
*	Parmalat SPA	1,340,366	5,075
	Finmeccanica SPA	339,410	4,586
	Unione di Banche Italiane SCPA	497,108	4,456
	Mediaset SPA	668,160	4,452
	Banco Popolare SC	1,360,232	4,035
	Luxottica Group SPA	109,966	3,635
	Pirelli & C SPA	277,110	2,885
*,^	Banca Monte dei Paschi di Siena SPA	2,105,031	2,852
	Tenaris SA	92,452	2,335
	A2A SPA	1,221,888	2,207
^	Bulgari SPA	117,179	2,134
	Exor SPA	58,465	2,110
*	Autogrill SPA	105,856	1,518
^	Banca Carige SPA	621,003	1,505
	Exor SPA Prior Pfd.	38,234	1,185
^	Banca Popolare di Milano Scarl	336,967	1,153
	Buzzi Unicem SPA	64,063	991
	Mediolanum SPA	164,544	967
^	Lottomatica SPA	42,140	941
^	Italcementi SPA	72,677	797
*	Saras SPA	304,882	766
	Unipol Gruppo Finanziario SPA	827,082	669
	Unipol Gruppo Finanziario SPA Prior Pfd.	1,052,115	652
*,^	Edison SPA	424,615	526
	Italcementi SPA RSP	87,604	496
			328,379
Japan (12.3%)
	Toyota Motor Corp.	1,837,076	73,283
	Mitsubishi UFJ Financial Group Inc.	11,051,037	53,040
	Canon Inc.	1,039,779	48,966
	Honda Motor Co. Ltd.	1,061,113	40,794
	Sumitomo Mitsui Financial Group Inc.	1,102,714	34,252
	Komatsu Ltd.	787,800	27,777
	Mitsubishi Corp.	991,800	26,905
	Panasonic Corp.	2,181,270	26,822
	Mizuho Financial Group Inc.	16,849,099	26,695
	Softbank Corp.	632,400	26,685
	NTT DoCoMo Inc.	13,735	25,484

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
FANUC Corp.	140,456	23,512
Takeda Pharmaceutical Co. Ltd.	462,500	22,414
Sony Corp.	778,900	21,993
Nintendo Co. Ltd.	82,800	19,592
Mitsui & Co. Ltd.	1,064,900	18,950
Nippon Telegraph & Telephone Corp.	377,845	17,607
KDDI Corp.	2,627	17,538
Nissan Motor Co. Ltd.	1,761,000	16,943
Inpex Corp.	2,138	16,436
Kyocera Corp.	148,500	16,385
Japan Tobacco Inc.	3,891	15,122
Nomura Holdings Inc.	2,877,600	14,700
Hitachi Ltd.	2,652,288	14,396
Mitsubishi Estate Co. Ltd.	815,000	14,262
Mitsubishi Electric Corp.	1,254,800	13,970
Toshiba Corp.	2,487,000	13,243
Tokio Marine Holdings Inc.	469,600	13,137
Shin-Etsu Chemical Co. Ltd.	251,900	13,105
Seven & I Holdings Co. Ltd.	519,236	13,067
East Japan Railway Co.	233,400	12,973
Dai-ichi Life Insurance Co. Ltd.	7,791	12,869
Murata Manufacturing Co. Ltd.	175,800	12,697
Mitsubishi Heavy Industries Ltd.	2,634,000	12,586
Nippon Steel Corp.	3,970,000	12,418
Mitsui Fudosan Co. Ltd.	686,000	11,906
Kansai Electric Power Co. Inc.	552,400	11,635
MS&AD Insurance Group Holdings	496,815	11,634
Denso Corp.	344,100	11,516
Kao Corp.	419,700	10,506
Bridgestone Corp.	475,200	10,495
Astellas Pharma Inc.	273,400	10,442
JX Holdings Inc.	1,465,200	10,319
Sumitomo Corp.	730,400	10,076
JFE Holdings Inc.	360,000	9,854
Chubu Electric Power Co. Inc.	448,200	9,821
ITOCHU Corp.	923,200	9,617
Central Japan Railway Co.	1,263	9,549
FUJIFILM Holdings Corp.	302,300	9,398
Otsuka Holdings Co. Ltd.	327,500	8,769
Asahi Glass Co. Ltd.	684,600	8,692
Keyence Corp.	32,510	8,591
ORIX Corp.	86,310	8,480
NKSJ Holdings Inc.	1,301,400	8,388
Sumitomo Mitsui Trust Holdings Inc.	2,428,180	8,360
Daiichi Sankyo Co. Ltd.	413,900	8,133
Sumitomo Metal Mining Co. Ltd.	454,000	8,106
Kirin Holdings Co. Ltd.	564,000	7,936
Suzuki Motor Corp.	327,000	7,785
Sumitomo Realty & Development Co. Ltd.	375,000	7,762
SMC Corp.	41,700	7,618
Marubeni Corp.	1,015,000	7,415
Nidec Corp.	84,600	7,395
Hoya Corp.	339,800	7,318
Toray Industries Inc.	960,000	7,121
Tokyo Gas Co. Ltd.	1,588,000	7,085
Fujitsu Ltd.	1,219,000	6,984
Terumo Corp.	124,000	6,916
Resona Holdings Inc.	1,432,773	6,793
Secom Co. Ltd.	136,100	6,751
Fast Retailing Co. Ltd.	41,300	6,512
Sumitomo Electric Industries Ltd.	458,100	6,378
Eisai Co. Ltd.	175,100	6,367
Tokyo Electron Ltd.	107,400	6,218
Sharp Corp.	651,000	5,990

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
		Market
		Value
	Shares	($000)
Mitsubishi Chemical Holdings Corp.	878,500	5,949
Sumitomo Metal Industries Ltd.	2,790,000	5,902
Daiwa Securities Group Inc.	1,363,000	5,883
Asahi Kasei Corp.	826,000	5,710
Aeon Co. Ltd.	461,300	5,558
Nitto Denko Corp.	103,700	5,554
Daikin Industries Ltd.	173,400	5,523
Daito Trust Construction Co. Ltd.	68,200	5,456
Yamada Denki Co. Ltd.	77,210	5,424
Rohm Co. Ltd.	89,300	5,378
Asahi Breweries Ltd.	283,200	5,320
Sumitomo Chemical Co. Ltd.	997,000	5,302
Omron Corp.	187,400	5,154
Kyushu Electric Power Co. Inc.	276,800	5,118
Yahoo Japan Corp.	13,725	5,049
Tokyo Electric Power Co. Inc.	929,463	4,985
Dai Nippon Printing Co. Ltd.	410,000	4,918
Nikon Corp.	234,500	4,915
T&D Holdings Inc.	197,300	4,872
Kubota Corp.	503,000	4,823
Ricoh Co. Ltd.	436,000	4,812
Osaka Gas Co. Ltd.	1,271,000	4,690
Ajinomoto Co. Inc.	415,000	4,615
Kobe Steel Ltd.	1,834,000	4,551
JS Group Corp.	188,500	4,543
Olympus Corp.	159,200	4,506
Hankyu Hanshin Holdings Inc.	1,015,000	4,496
Nippon Electric Glass Co. Ltd.	292,500	4,429
Kuraray Co. Ltd.	303,500	4,421
Isuzu Motors Ltd.	1,020,000	4,375
Yamato Holdings Co. Ltd.	270,700	4,322
West Japan Railway Co.	1,178	4,296
Tohoku Electric Power Co. Inc.	292,500	4,296
NEC Corp.	2,006,000	4,231
Daiwa House Industry Co. Ltd.	346,000	4,192
Aisin Seiki Co. Ltd.	116,400	4,106
Taisho Pharmaceutical Co. Ltd.	174,000	4,103
Kawasaki Heavy Industries Ltd.	980,600	4,053
Bank of Yokohama Ltd.	807,000	3,998
* Yamaha Motor Co. Ltd.	207,300	3,985
Yakult Honsha Co. Ltd.	142,600	3,961
* Mitsubishi Motors Corp.	3,221,000	3,952
Chugoku Electric Power Co. Inc.	221,800	3,939
Shiseido Co. Ltd.	235,500	3,917
TDK Corp.	75,300	3,885
Mitsui OSK Lines Ltd.	695,000	3,876
Sekisui House Ltd.	393,000	3,810
Shizuoka Bank Ltd.	418,000	3,809
Makita Corp.	82,300	3,784
Nippon Yusen KK	1,017,000	3,760
JGC Corp.	149,000	3,730
Ono Pharmaceutical Co. Ltd.	71,400	3,625
Fuji Heavy Industries Ltd.	475,000	3,536
JTEKT Corp.	272,100	3,535
Odakyu Electric Railway Co. Ltd.	435,000	3,515
Shikoku Electric Power Co. Inc.	135,600	3,442
Electric Power Development Co. Ltd.	130,800	3,432
NGK Insulators Ltd.	194,000	3,366
Brother Industries Ltd.	216,100	3,309
Shionogi & Co. Ltd.	203,400	3,297
Dena Co. Ltd.	86,600	3,251
JSR Corp.	153,300	3,225
Toppan Printing Co. Ltd.	406,000	3,191
Tobu Railway Co. Ltd.	814,570	3,181

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

		Market
		Value
	Shares	($000)
Tokyu Corp.	766,000	3,169
Unicharm Corp.	79,800	3,161
Toyota Industries Corp.	103,300	3,131
Ibiden Co. Ltd.	91,400	3,086
Chiba Bank Ltd.	514,000	3,043
NTT Data Corp.	908	3,009
^ Kintetsu Corp.	1,003,000	3,003
Chugai Pharmaceutical Co. Ltd.	179,100	2,970
Oriental Land Co. Ltd.	34,800	2,955
Shimano Inc.	54,800	2,941
NSK Ltd.	322,000	2,857
Dentsu Inc.	107,400	2,856
Mitsubishi Materials Corp.	811,000	2,815
Fukuoka Financial Group Inc.	675,000	2,805
Lawson Inc.	57,100	2,802
OJI Paper Co. Ltd.	619,000	2,779
Nomura Research Institute Ltd.	129,100	2,775
TonenGeneral Sekiyu KK	223,000	2,767
Konica Minolta Holdings Inc.	311,000	2,739
THK Co. Ltd.	106,100	2,727
Teijin Ltd.	568,000	2,722
Hokuriku Electric Power Co.	134,200	2,722
Benesse Holdings Inc.	63,000	2,620
Nippon Express Co. Ltd.	656,000	2,614
Sekisui Chemical Co. Ltd.	311,000	2,609
Nissin Foods Holdings Co. Ltd.	71,800	2,545
Sony Financial Holdings Inc.	133,000	2,472
Credit Saison Co. Ltd.	146,164	2,451
Hirose Electric Co. Ltd.	23,300	2,428
Mazda Motor Corp.	1,056,000	2,425
Hokkaido Electric Power Co. Inc.	132,300	2,399
Advantest Corp.	119,000	2,365
Sumitomo Heavy Industries Ltd.	357,000	2,354
Trend Micro Inc.	82,000	2,341
Kurita Water Industries Ltd.	77,300	2,264
Keikyu Corp.	324,000	2,262
Isetan Mitsukoshi Holdings Ltd.	232,140	2,241
Toyo Seikan Kaisha Ltd.	130,600	2,220
IHI Corp.	872,000	2,219
Mitsubishi Gas Chemical Co. Inc.	283,000	2,217
Mitsui Chemicals Inc.	604,000	2,213
Daihatsu Motor Co. Ltd.	135,000	2,181
Mitsubishi Tanabe Pharma Corp.	130,000	2,157
Keio Corp.	376,000	2,112
Bank of Kyoto Ltd.	224,000	2,076
Rinnai Corp.	31,100	2,064
Denki Kagaku Kogyo KK	401,000	2,060
Nippon Sheet Glass Co. Ltd.	699,344	2,059
Sankyo Co. Ltd.	39,100	2,033
FamilyMart Co. Ltd.	56,000	2,033
Seiko Epson Corp.	115,500	2,010
Joyo Bank Ltd.	492,000	1,986
All Nippon Airways Co. Ltd.	662,000	1,946
Nitori Holdings Co. Ltd.	22,450	1,941
Shinsei Bank Ltd.	1,609,000	1,935
Toyota Tsusho Corp.	115,700	1,929
Stanley Electric Co. Ltd.	114,500	1,924
Sega Sammy Holdings Inc.	109,800	1,923
MEIJI Holdings Co. Ltd.	44,845	1,915
Taiyo Nippon Sanso Corp.	237,000	1,914
Ube Industries Ltd.	598,000	1,913
Santen Pharmaceutical Co. Ltd.	49,200	1,903
Shimizu Corp.	446,000	1,884
Hamamatsu Photonics KK	47,800	1,881

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Hachijuni Bank Ltd.	315,000	1,880
	Sojitz Corp.	966,300	1,865
	Keihan Electric Railway Co. Ltd.	449,000	1,861
	Amada Co. Ltd.	227,000	1,823
	Idemitsu Kosan Co. Ltd.	15,400	1,821
	Obayashi Corp.	431,000	1,818
	Nippon Meat Packers Inc.	131,000	1,815
*	Elpida Memory Inc.	120,000	1,798
	Toho Co. Ltd.	118,700	1,797
	Kyowa Hakko Kirin Co. Ltd.	180,000	1,796
	Nisshin Seifun Group Inc.	143,000	1,790
	Showa Denko KK	892,000	1,780
	SBI Holdings Inc.	16,140	1,740
	Asics Corp.	119,000	1,721
	Yaskawa Electric Corp.	147,000	1,721
	Kajima Corp.	598,000	1,715
	TOTO Ltd.	218,000	1,712
	Japan Steel Works Ltd.	211,000	1,704
	Hokuhoku Financial Group Inc.	889,000	1,697
	Namco Bandai Holdings Inc.	153,300	1,693
^	GS Yuasa Corp.	246,000	1,683
	Konami Corp.	83,800	1,670
	Furukawa Electric Co. Ltd.	419,000	1,665
	NOK Corp.	97,400	1,665
	Aeon Mall Co. Ltd.	69,000	1,659
*	Sumco Corp.	85,800	1,655
	Cosmo Oil Co. Ltd.	501,000	1,654
	Ushio Inc.	81,200	1,653
	Don Quijote Co. Ltd.	44,100	1,652
	Taisei Corp.	699,000	1,637
	Hiroshima Bank Ltd.	374,000	1,635
	Minebea Co. Ltd.	302,000	1,634
	Hitachi Chemical Co. Ltd.	79,000	1,628
	Iyo Bank Ltd.	194,000	1,622
	Nippon Shokubai Co. Ltd.	123,000	1,614
	Hitachi Construction Machinery Co. Ltd.	65,500	1,597
	Mitsui Mining & Smelting Co. Ltd.	446,000	1,597
	Gunma Bank Ltd.	288,000	1,559
	Dowa Holdings Co. Ltd.	237,000	1,554
	Hisamitsu Pharmaceutical Co. Inc.	36,900	1,540
	Chugoku Bank Ltd.	131,000	1,527
	Shimadzu Corp.	175,000	1,520
	NTN Corp.	316,000	1,517
	Hitachi Metals Ltd.	115,000	1,515
	Chiyoda Corp.	152,000	1,513
	Kawasaki Kisen Kaisha Ltd.	449,000	1,506
	Toyo Suisan Kaisha Ltd.	65,000	1,497
	Toho Gas Co. Ltd.	318,000	1,489
	Yamaha Corp.	118,700	1,485
	Daido Steel Co. Ltd.	258,000	1,475
	Fujikura Ltd.	282,000	1,461
*	Gree Inc.	70,100	1,444
	Mitsubishi UFJ Lease & Finance Co. Ltd.	35,860	1,434
	Daicel Chemical Industries Ltd.	218,000	1,406
	Nippon Paper Group Inc.	69,700	1,400
	Fuji Electric Co. Ltd.	444,000	1,399
	Kansai Paint Co. Ltd.	155,000	1,398
	Yamaguchi Financial Group Inc.	154,000	1,391
	Nissan Chemical Industries Ltd.	133,000	1,380
	Shimamura Co. Ltd.	14,600	1,375
^	Aozora Bank Ltd.	633,000	1,371
	Nagoya Railroad Co. Ltd.	521,000	1,369
	Air Water Inc.	113,000	1,366
	Kamigumi Co. Ltd.	158,000	1,353

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
		Market
		Value
	Shares	($000)
Taiyo Yuden Co. Ltd.	96,000	1,352
Ebara Corp.	239,000	1,348
USS Co. Ltd.	17,530	1,347
Tosoh Corp.	348,000	1,346
Kinden Corp.	157,000	1,338
^ Kagome Co. Ltd.	76,500	1,332
Dainippon Screen Manufacturing Co. Ltd.	143,000	1,328
J Front Retailing Co. Ltd.	305,400	1,327
Maruichi Steel Tube Ltd.	53,200	1,324
Miraca Holdings Inc.	34,700	1,321
Marui Group Co. Ltd.	190,700	1,317
Nishi-Nippon City Bank Ltd.	465,000	1,317
Yokogawa Electric Corp.	162,500	1,317
Yamato Kogyo Co. Ltd.	39,800	1,314
Zeon Corp.	145,000	1,310
Casio Computer Co. Ltd.	164,200	1,306
NHK Spring Co. Ltd.	136,000	1,293
Tokyu Land Corp.	298,000	1,287
Suruga Bank Ltd.	154,000	1,285
NGK Spark Plug Co. Ltd.	92,000	1,281
Takashimaya Co. Ltd.	186,000	1,272
Citizen Holdings Co. Ltd.	205,800	1,246
DIC Corp.	519,000	1,244
Kikkoman Corp.	125,000	1,241
Nisshin Steel Co. Ltd.	620,000	1,238
MediPal Holdings Corp.	147,900	1,230
Tsumura & Co.	39,500	1,229
Keisei Electric Railway Co. Ltd.	205,000	1,189
Mabuchi Motor Co. Ltd.	23,900	1,186
Mitsui Engineering & Shipbuilding Co. Ltd.	469,000	1,164
Mitsubishi Logistics Corp.	105,000	1,161
Dainippon Sumitomo Pharma Co. Ltd.	119,400	1,148
Hakuhodo DY Holdings Inc.	21,720	1,137
Sumitomo Rubber Industries Ltd.	100,100	1,134
Yamazaki Baking Co. Ltd.	87,000	1,122
Mizuho Trust & Banking Co. Ltd.	1,323,000	1,119
Nanto Bank Ltd.	225,000	1,101
Japan Petroleum Exploration Co.	22,100	1,084
Alfresa Holdings Corp.	30,600	1,081
Toyobo Co. Ltd.	681,000	1,076
Yamatake Corp.	41,800	1,071
Nippon Paint Co. Ltd.	149,000	1,045
Wacoal Holdings Corp.	80,000	1,041
Tokuyama Corp.	199,000	1,035
Senshu Ikeda Holdings Inc.	688,400	1,028
Kewpie Corp.	85,700	1,027
Nabtesco Corp.	40,000	1,024
Nisshinbo Holdings Inc.	103,000	1,020
Takata Corp.	33,500	1,018
Ryohin Keikaku Co. Ltd.	21,900	1,017
Kaneka Corp.	139,000	1,015
Sapporo Hokuyo Holdings Inc.	227,900	1,011
Alps Electric Co. Ltd.	100,900	1,009
Nippon Kayaku Co. Ltd.	104,000	1,005
Yokohama Rubber Co. Ltd.	196,000	1,002
77 Bank Ltd.	217,000	1,002
Nishi-Nippon Railroad Co. Ltd.	229,000	990
UNY Co. Ltd.	112,900	989
^ Taiheiyo Cement Corp.	573,000	982
NTT Urban Development Corp.	1,181	980
Koito Manufacturing Co. Ltd.	62,000	975
Ezaki Glico Co. Ltd.	81,000	969
Ito En Ltd.	54,500	967
Shimachu Co. Ltd.	41,400	966

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
		Market
		Value
	Shares	($000)
Rengo Co. Ltd.	161,000	964
Tokyo Steel Manufacturing Co. Ltd.	88,700	961
Tokyo Tatemono Co. Ltd.	262,000	947
Sumitomo Bakelite Co. Ltd.	146,000	936
Showa Shell Sekiyu KK	85,700	935
COMSYS Holdings Corp.	88,900	930
Lion Corp.	176,000	923
Toyoda Gosei Co. Ltd.	42,000	918
OKUMA Corp.	97,000	914
Glory Ltd.	41,600	914
Park24 Co. Ltd.	86,900	908
Mizuho Securities Co. Ltd.	356,000	906
MISUMI Group Inc.	35,800	903
Toyota Boshoku Corp.	57,900	902
Sumitomo Osaka Cement Co. Ltd.	328,000	892
Sapporo Holdings Ltd.	220,000	884
Pacific Metals Co. Ltd.	116,450	882
Kagoshima Bank Ltd.	129,000	867
Seino Holdings Corp.	115,000	864
Oracle Corp. Japan	19,900	862
Aeon Credit Service Co. Ltd.	63,500	861
Mitsumi Electric Co. Ltd.	67,100	860
Disco Corp.	12,500	858
Coca-Cola West Co. Ltd.	41,400	857
Lintec Corp.	28,900	855
OSAKA Titanium Technologies Co.	11,000	854
Nomura Real Estate Holdings Inc.	55,300	854
Komeri Co. Ltd.	31,300	852
Suzuken Co. Ltd.	33,700	843
Sumitomo Forestry Co. Ltd.	95,500	837
Sawai Pharmaceutical Co. Ltd.	9,300	834
Shiga Bank Ltd.	155,000	832
Mori Seiki Co. Ltd.	64,400	829
Hino Motors Ltd.	174,000	825
Mochida Pharmaceutical Co. Ltd.	74,000	823
Sotetsu Holdings Inc.	299,000	820
Awa Bank Ltd.	131,000	819
Nichirei Corp.	184,000	808
Kobayashi Pharmaceutical Co. Ltd.	16,800	790
Autobacs Seven Co. Ltd.	21,400	787
* Haseko Corp.	1,167,000	782
Sysmex Corp.	22,000	771
Higo Bank Ltd.	132,000	761
Capcom Co. Ltd.	40,300	749
Onward Holdings Co. Ltd.	100,000	745
^ Promise Co. Ltd.	86,850	742
Obic Co. Ltd.	3,930	729
Tokai Carbon Co. Ltd.	138,000	728
Toda Corp.	195,000	724
Rohto Pharmaceutical Co. Ltd.	70,000	712
Matsumotokiyoshi Holdings Co. Ltd.	33,100	703
Jafco Co. Ltd.	27,300	699
San-In Godo Bank Ltd.	94,000	697
ABC-Mart Inc.	18,600	697
Asatsu-DK Inc.	26,200	687
Hitachi High-Technologies Corp.	32,600	686
Hyakugo Bank Ltd.	157,000	684
Daishi Bank Ltd.	216,000	682
Itochu Techno-Solutions Corp.	19,000	674
Hokkoku Bank Ltd.	197,000	666
Juroku Bank Ltd.	214,000	664
Nagase & Co. Ltd.	52,000	659
Acom Co. Ltd.	44,070	646
Kissei Pharmaceutical Co. Ltd.	34,000	642

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
		Market
		Value
	Shares	($000)
Ogaki Kyoritsu Bank Ltd.	200,000	642
Ulvac Inc.	28,600	640
House Foods Corp.	38,700	634
Musashino Bank Ltd.	19,500	618
Hyakujushi Bank Ltd.	165,000	616
Takara Holdings Inc.	125,000	608
Toho Titanium Co. Ltd.	21,500	606
Izumi Co. Ltd.	42,200	604
Canon Marketing Japan Inc.	54,500	604
Aoyama Trading Co. Ltd.	36,200	596
Otsuka Corp.	9,400	590
Shima Seiki Manufacturing Ltd.	22,200	589
Nippon Television Network Corp.	3,950	562
Circle K Sunkus Co. Ltd.	36,000	556
Keiyo Bank Ltd.	112,000	551
Square Enix Holdings Co. Ltd.	32,600	543
Kansai Urban Banking Corp.	299,000	535
H2O Retailing Corp.	73,000	531
Shinko Electric Industries Co. Ltd.	51,400	528
Kokuyo Co. Ltd.	69,700	515
Tokai Rika Co. Ltd.	29,400	515
Nipro Corp.	24,600	502
Fuji Media Holdings Inc.	366	489
Kose Corp.	18,600	485
^ Nissha Printing Co. Ltd.	23,600	482
Sundrug Co. Ltd.	16,900	478
Heiwa Corp.	29,900	462
IT Holdings Corp.	45,000	443
Toshiba TEC Corp.	95,000	439
Tokyo Style Co. Ltd.	61,000	412
Sohgo Security Services Co. Ltd.	35,400	406
Hitachi Capital Corp.	28,000	399
Matsui Securities Co. Ltd.	78,500	387
Fukuyama Transporting Co. Ltd.	80,000	387
PanaHome Corp.	55,000	368
Tokyo Broadcasting System Holdings Inc.	30,400	356
Toyota Auto Body Co. Ltd.	19,300	342
Kandenko Co. Ltd.	62,000	321
Hitachi Transport System Ltd.	23,100	321
Nidec Sankyo Corp.	47,000	314
Hitachi Cable Ltd.	126,000	302
Okasan Securities Group Inc.	83,000	298
Hitachi Koki Co. Ltd.	32,300	296
Funai Electric Co. Ltd.	9,100	276
Tokai Rubber Industries Ltd.	20,900	254
Sumitomo Real Estate Sales Co. Ltd.	5,710	232
NS Solutions Corp.	12,100	231
Point Inc.	5,050	231
Hikari Tsushin Inc.	11,600	228
TV Asahi Corp.	148	227
Monex Group Inc.	1,126	224
Mizuho Investors Securities Co. Ltd.	230,000	220
SKY Perfect JSAT Holdings Inc.	483	193
Toppan Forms Co. Ltd.	20,700	166
kabu.com Securities Co. Ltd.	48,800	155
* SFCG Co. Ltd.	140	—
		1,818,301
Luxembourg (0.0%)
RTL Group SA	11,804	1,223
* L'Occitane International SA	338,000	810
		2,033
Malaysia (0.9%)
Malayan Banking Bhd.	4,281,496	12,661
Public Bank Bhd. (Foreign)	2,725,408	12,060

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	CIMB Group Holdings Bhd.	4,346,100	12,032
	Sime Darby Bhd.	3,507,194	10,685
	Genting Bhd.	2,170,600	8,512
*	Axiata Group Bhd.	4,965,937	8,226
	IOI Corp. Bhd.	3,926,365	7,020
*	Petronas Chemicals Group Bhd.	1,891,700	4,617
	DiGi.Com Bhd.	457,434	4,498
	AMMB Holdings Bhd.	1,775,300	3,828
	MISC Bhd.	1,383,640	3,648
	Maxis Bhd.	1,751,900	3,179
	Kuala Lumpur Kepong Bhd.	415,400	2,965
	Genting Malaysia Bhd.	2,274,900	2,831
	PPB Group Bhd.	461,700	2,649
	PLUS Expressways Bhd.	1,578,200	2,396
	Petronas Gas Bhd.	622,700	2,368
	IJM Corp. Bhd.	1,057,620	2,215
	Tenaga Nasional Bhd.	1,032,100	2,096
	Gamuda Bhd.	1,587,900	2,006
	SP Setia Bhd.	1,373,175	1,937
	British American Tobacco Malaysia Bhd.	109,800	1,781
	YTL Power International Bhd.	2,260,302	1,725
	UMW Holdings Bhd.	693,900	1,646
	Hong Leong Bank Bhd.	363,800	1,277
	Petronas Dagangan Bhd.	231,900	1,213
	Berjaya Sports Toto Bhd.	827,257	1,180
	Telekom Malaysia Bhd.	831,800	1,121
	RHB Capital Bhd.	321,700	964
	Alliance Financial Group Bhd.	904,100	950
	Parkson Holdings Bhd.	444,556	860
*	UEM Land Holdings Bhd.	918,500	835
	MMC Corp. Bhd.	901,700	817
	Lafarge Malayan Cement Bhd.	313,210	766
	Proton Holdings Bhd.	220,900	258
	Public Bank Bhd. (Local)	28,231	125
			127,947
Mexico (1.1%)
	America Movil SAB de CV	17,005,253	48,733
	Grupo Mexico SAB de CV Class B	6,361,446	22,027
	Wal-Mart de Mexico SAB de CV	5,587,300	17,502
	Fomento Economico Mexicano SAB de CV	1,710,100	10,763
*	Grupo Televisa SA	2,199,300	10,414
	Grupo Financiero Banorte SAB de CV	1,813,700	9,133
	Telefonos de Mexico SAB de CV	7,518,380	7,060
	Industrias Penoles SAB de CV	124,359	4,842
*	Cemex SAB de CV ADR	538,480	4,674
	Grupo Financiero Inbursa SA	788,100	4,203
	Grupo Modelo SAB de CV	531,200	3,321
	Alfa SAB de CV Class A	211,370	3,166
	Grupo Elektra SA de CV	55,800	2,541
*	Cemex SAB de CV	2,746,107	2,381
	Grupo Bimbo SAB de CV Class A	1,070,428	2,362
*	Minera Frisco SAB de CV	526,243	2,269
	Grupo Carso SAB de CV	533,800	2,076
	Mexichem SAB de CV	541,629	2,058
	Kimberly-Clark de Mexico SAB de CV Class A	326,780	2,022
	Grupo Aeroportuario del Pacifico SAB de CV Class B	354,295	1,474
*	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV	672,700	1,228
	Organizacion Soriana SAB de CV Class B	289,100	997
*	Urbi Desarrollos Urbanos SAB de CV	396,000	949
*	Inmuebles Carso SAB de CV	502,700	568
*	Carso Infraestructura y Construccion SAB de CV	621,400	421
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64	3
			167,187

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
Morocco (0.0%)
	Maroc Telecom	136,957	2,710
	Douja Promotion Groupe Addoha SA	103,011	1,267
			3,977
Netherlands (1.7%)
	Unilever NV	1,211,021	39,868
*	ING Groep NV	3,017,672	39,756
	Koninklijke Philips Electronics NV	768,640	22,766
	Koninklijke KPN NV	1,228,110	19,486
	ASML Holding NV	336,457	14,024
	Akzo Nobel NV	180,492	13,995
	Heineken NV	224,118	13,410
	Koninklijke Ahold NV	932,677	13,098
*	Aegon NV	1,490,691	11,849
	Koninklijke DSM NV	141,825	9,776
	Reed Elsevier NV	569,028	7,424
	TNT NV	294,323	7,243
	Fugro NV	62,464	5,726
	Randstad Holding NV	99,659	5,607
	Wolters Kluwer NV	232,168	5,409
	Corio NV	71,084	5,033
	Heineken Holding NV	90,024	4,750
*	SBM Offshore NV	132,399	3,872
	Koninklijke Boskalis Westminster NV	58,717	3,120
	Koninklijke Vopak NV	40,710	1,950
			248,162
New Zealand (0.1%)
	Fletcher Building Ltd.	545,437	4,066
	Telecom Corp. of New Zealand Ltd.	1,500,616	2,632
	Auckland International Airport Ltd.	746,992	1,344
	Sky City Entertainment Group Ltd.	454,524	1,311
	Contact Energy Ltd.	245,402	1,184
	Fisher & Paykel Healthcare Corp. Ltd.	414,347	1,038
	Sky Network Television Ltd.	146,427	691
	Kiwi Income Property Trust	817,166	682
	Vector Ltd.	226,009	469
	Warehouse Group Ltd.	112,293	333
	Air New Zealand Ltd.	205,295	185
			13,935
Norway (0.7%)
	Statoil ASA	995,293	29,156
^	DnB NOR ASA	950,232	15,451
	Telenor ASA	644,583	11,136
	Yara International ASA	170,723	9,995
	Seadrill Ltd.	260,780	9,252
^	Orkla ASA	802,578	8,122
^	Norsk Hydro ASA	798,446	7,082
*,^	Aker Solutions ASA	162,673	3,921
^	Storebrand ASA	351,453	3,650
*,^	Renewable Energy Corp. ASA	380,122	1,343
			99,108
Peru (0.1%)
	Cia de Minas Buenaventura SA ADR	143,594	5,984
	Credicorp Ltd.	45,881	4,434
	Volcan Cia Minera SAA Class B	969,379	1,063
	Cia de Minas Buenaventura SA	21,537	884
			12,365
Philippines (0.1%)
	Ayala Land Inc.	5,116,064	1,968
	Bank of the Philippine Islands	1,377,664	1,895
	Manila Electric Co.	324,850	1,861
	SM Investments Corp.	135,690	1,837
	Philippine Long Distance Telephone Co.	28,050	1,631

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Aboitiz Equity Ventures Inc.	1,737,660	1,611
	Aboitiz Power Corp.	1,684,080	1,244
	SM Prime Holdings Inc.	3,437,302	965
	Ayala Corp.	103,240	944
	Banco de Oro Unibank Inc.	726,800	923
*	Metropolitan Bank & Trust	478,131	767
	Jollibee Foods Corp.	285,600	631
	Globe Telecom Inc.	26,850	565
	Petron Corp.	1,307,000	423
			17,265
Poland (0.3%)
	KGHM Polska Miedz SA	117,591	8,650
	Powszechna Kasa Oszczednosci Bank Polski SA	492,632	8,477
*	Polski Koncern Naftowy Orlen SA	277,222	5,778
	Bank Pekao SA	81,319	5,330
	Powszechny Zaklad Ubezpieczen SA	33,011	4,639
	PGE SA	431,749	3,897
^	Telekomunikacja Polska SA	514,373	3,400
*	Getin Holding SA	265,298	1,491
	Polskie Gornictwo Naftowe i Gazownictwo SA	854,140	1,251
*	BRE Bank SA	9,334	1,216
	Bank Handlowy w Warszawie SA	29,067	1,095
*	ING Bank Slaski SA	2,867	946
	TVN SA	132,739	880
*	Globe Trade Centre SA	78,081	609
			47,659
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,155,297	8,805
	Portugal Telecom SGPS SA	700,249	8,569
	Galp Energia SGPS SA Class B	194,237	4,344
	Jeronimo Martins SGPS SA	193,018	3,166
*	Brisa Auto-Estradas de Portugal SA	357,842	2,394
*,^	Banco Comercial Portugues SA	2,913,865	2,325
*	EDP Renovaveis SA	197,061	1,518
	Cimpor Cimentos de Portugal SGPS SA	139,383	963
^	Banco Espirito Santo SA	215,600	908
	Banco BPI SA	392,577	706
			33,698
Russia (1.7%)
	Gazprom OAO ADR	3,696,262	62,628
	Lukoil OAO ADR	496,776	34,527
	Sberbank of Russia	6,713,444	24,543
	NovaTek OAO	1,778,690	23,239
	MMC Norilsk Nickel OJSC ADR	599,501	16,595
	Rosneft Oil Co. GDR	1,517,776	13,593
	Tatneft ADR	237,642	10,735
	Surgutneftegas OJSC ADR	573,967	6,138
	VTB Bank OJSC GDR	872,838	5,666
	Uralkali	651,473	5,435
	Gazprom Neft JSC	1,081,166	5,426
	Novolipetsk Steel OJSC	1,378,443	5,372
	Mobile Telesystems OJSC	572,558	5,345
*	Federal Hydrogenerating Co. JSC	88,188,158	4,474
	Polyus Gold OJSC ADR	122,142	4,404
*	Polymetal JSC	177,637	3,494
	Sistema JSFC GDR	111,548	3,159
	Severstal OAO GDR	155,472	2,812
*	Federal Grid Co. Unified Energy System JSC	204,406,667	2,700
	Rostelecom OJSC ADR	58,512	2,102
	Mobile Telesystems OJSC ADR	92,735	1,961
*	IDGC Holding JSC	12,008,894	1,826
	Wimm-Bill-Dann Foods OJSC ADR	50,879	1,796
*	Inter Rao Ues OAO	1,094,890,600	1,412

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	OGK-4 OJSC	14,199,000	1,264
*	Raspadskaya	168,900	1,124
	Magnitogorsk Iron & Steel Works	1,095,748	1,083
*	TMK OAO	190,718	968
	VTB Bank OJSC	276,599,217	893
	Mosenergo OAO	8,661,629	861
*	WGC-3 OJSC	14,128,700	682
	Aeroflot - Russian Airlines OJSC	231,082	582
*	TGK-1 OAO	778,059,000	475
*	PIK Group	47,161	204
*	RusHydro JSC	467,678	24
*	IDGC Holding JSC New Shares	68,233	10
*,1	Yenisei Territorial Generating Co. GDR	5,021	9
			257,561
Singapore (1.2%)
	DBS Group Holdings Ltd.	1,357,200	16,628
	Singapore Telecommunications Ltd.	6,191,000	15,803
	Oversea-Chinese Banking Corp. Ltd.	1,957,600	15,287
	United Overseas Bank Ltd.	912,460	14,640
	Keppel Corp. Ltd.	1,019,700	9,930
	Wilmar International Ltd.	1,975,284	8,513
*	Genting Singapore plc	4,742,032	8,422
	CapitaLand Ltd.	2,527,998	7,031
	Noble Group Ltd.	3,519,072	6,430
	Fraser and Neave Ltd.	1,148,000	5,885
	Singapore Exchange Ltd.	868,000	5,538
	Singapore Airlines Ltd.	476,670	5,491
	City Developments Ltd.	535,498	5,187
	Singapore Press Holdings Ltd.	1,345,000	4,377
	Golden Agri-Resources Ltd.	6,979,251	3,801
	Jardine Cycle & Carriage Ltd.	111,000	3,350
	SembCorp Industries Ltd.	691,000	3,053
	SembCorp Marine Ltd.	640,600	2,973
	Singapore Technologies Engineering Ltd.	1,141,151	2,941
	Olam International Ltd.	1,226,000	2,880
	CapitaMall Trust	1,822,800	2,820
	Ascendas Real Estate Investment Trust	1,622,000	2,694
	ComfortDelGro Corp. Ltd.	1,879,424	2,354
	Yangzijiang Shipbuilding Holdings Ltd.	1,471,964	2,180
	Keppel Land Ltd.	560,724	1,914
	CapitaCommercial Trust	1,614,235	1,902
	UOL Group Ltd.	436,000	1,726
	CapitaMalls Asia Ltd.	1,185,000	1,717
	Venture Corp. Ltd.	206,000	1,625
^	Cosco Corp. Singapore Ltd.	692,000	1,260
	Neptune Orient Lines Ltd.	753,750	1,161
	StarHub Ltd.	492,840	1,157
	Singapore Post Ltd.	1,031,000	978
	SMRT Corp. Ltd.	551,000	856
*	Indofood Agri Resources Ltd.	331,000	564
	Wing Tai Holdings Ltd.	426,000	550
	SIA Engineering Co. Ltd.	155,000	528
	Allgreen Properties Ltd.	536,000	517
	M1 Ltd.	248,900	486
	Yanlord Land Group Ltd.	409,000	485
	GuocoLand Ltd.	203,999	416
	Wheelock Properties Singapore Ltd.	271,000	412
	Hotel Properties Ltd.	136,000	267
	STATS ChipPAC Ltd.	313,000	187
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	190,356	25
			176,941
South Africa (2.0%)
	MTN Group Ltd.	1,466,118	32,610
	Sasol Ltd.	496,974	28,718

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
		Market
		Value
	Shares	($000)
Standard Bank Group Ltd.	1,234,206	19,384
Naspers Ltd.	315,831	19,020
Impala Platinum Holdings Ltd.	492,477	15,401
AngloGold Ashanti Ltd.	296,656	15,107
FirstRand Ltd.	3,254,160	10,248
Gold Fields Ltd.	569,388	10,184
Sanlam Ltd.	1,640,161	7,035
Shoprite Holdings Ltd.	418,011	6,598
Remgro Ltd.	373,669	6,480
Anglo Platinum Ltd.	63,373	6,449
Bidvest Group Ltd.	276,966	6,386
ABSA Group Ltd.	276,731	5,736
Kumba Iron Ore Ltd.	75,081	5,494
Harmony Gold Mining Co. Ltd.	351,475	5,396
Steinhoff International Holdings Ltd.	1,277,360	4,926
Nedbank Group Ltd.	203,442	4,533
Vodacom Group Ltd.	344,093	4,214
Truworths International Ltd.	358,282	4,144
African Bank Investments Ltd.	619,718	3,618
Massmart Holdings Ltd.	161,359	3,533
Growthpoint Properties Ltd.	1,239,861	3,442
Aspen Pharmacare Holdings Ltd.	275,362	3,399
RMB Holdings Ltd.	782,590	3,381
Tiger Brands Ltd.	111,075	3,261
MMI Holdings Ltd.	1,174,374	3,046
Woolworths Holdings Ltd.	652,754	2,979
Imperial Holdings Ltd.	165,426	2,976
Foschini Group Ltd.	187,499	2,588
ArcelorMittal South Africa Ltd.	174,083	2,384
* Sappi Ltd.	429,728	2,344
Netcare Ltd.	1,080,154	2,332
Exxaro Resources Ltd.	81,207	2,198
African Rainbow Minerals Ltd.	63,656	2,073
Barloworld Ltd.	175,831	1,993
Spar Group Ltd.	131,410	1,950
Mr Price Group Ltd.	189,537	1,942
Nampak Ltd.	534,031	1,825
Reunert Ltd.	187,780	1,782
Telkom SA Ltd.	304,512	1,775
Investec Ltd.	208,523	1,688
Pretoria Portland Cement Co. Ltd.	432,334	1,648
Aveng Ltd.	308,065	1,637
Northam Platinum Ltd.	238,720	1,577
Clicks Group Ltd.	211,670	1,416
Discovery Holdings Ltd.	217,483	1,255
RMI Holdings	681,778	1,232
Liberty Holdings Ltd.	111,689	1,225
AVI Ltd.	259,949	1,219
Adcock Ingram Holdings Ltd.	128,577	1,194
Tongaat Hulett Ltd.	78,758	1,151
Aeci Ltd.	87,794	1,149
Pick n Pay Stores Ltd.	176,274	1,141
Sun International Ltd.	81,548	1,139
Mondi Ltd.	114,766	1,104
Medi-Clinic Corp. Ltd.	231,675	1,022
JD Group Ltd.	129,048	943
Murray & Roberts Holdings Ltd.	239,031	917
Lewis Group Ltd.	72,272	869
Fountainhead Property Trust	847,492	853
Illovo Sugar Ltd.	172,233	747
Santam Ltd.	36,953	732
JSE Ltd.	61,328	613
Wilson Bayly Holmes-Ovcon Ltd.	34,642	602
Grindrod Ltd.	248,189	553

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Pick'n Pay Holdings Ltd.	154,332	424
	Allied Technologies Ltd.	41,309	403
*	Evraz Highveld Steel and Vanadium Ltd.	39,410	336
	African Oxygen Ltd.	108,981	307
	Group Five Ltd.	64,809	286
	Mvelaphanda Resources Ltd.	157,646	99
			302,365
South Korea (3.9%)
1	Samsung Electronics Co. Ltd. GDR	153,461	64,064
	Samsung Electronics Co. Ltd.	38,028	31,764
	POSCO ADR	280,406	30,929
	Hyundai Motor Co.	128,106	29,548
	Hyundai Heavy Industries Co. Ltd.	44,439	22,226
	LG Chem Ltd.	38,822	19,287
	Hyundai Mobis	56,398	18,916
	Shinhan Financial Group Co. Ltd. ADR	177,032	17,176
	Kia Motors Corp.	233,208	16,777
	KB Financial Group Inc. ADR	293,356	15,633
	SK Innovation Co. Ltd.	54,167	11,783
	Hynix Semiconductor Inc.	345,400	10,922
	OCI Co. Ltd.	18,059	10,803
	S-Oil Corp.	64,625	9,662
	Samsung C&T Corp.	118,965	8,618
	Samsung Heavy Industries Co. Ltd.	176,700	8,011
	LG Electronics Inc.	83,031	7,993
	Hana Financial Group Inc.	185,990	7,891
	Samsung Fire & Marine Insurance Co. Ltd.	36,259	7,789
	LG Display Co. Ltd.	205,400	7,368
*	NHN Corp.	36,622	7,265
	Samsung Engineering Co. Ltd.	30,615	6,809
	Korea Electric Power Corp. ADR	549,517	6,649
	SK Holdings Co. Ltd.	35,915	6,454
	SK Telecom Co. Ltd. ADR	321,611	6,104
	LG Corp.	66,146	6,090
	KT Corp. ADR	273,378	5,550
	Shinsegae Co. Ltd.	21,653	5,455
	Hyundai Engineering & Construction Co. Ltd.	63,495	5,334
	Samsung SDI Co. Ltd.	26,196	4,694
	Honam Petrochemical Corp.	12,213	4,324
	Samsung Securities Co. Ltd.	51,240	4,284
	Korea Zinc Co. Ltd.	10,832	4,278
	Cheil Industries Inc.	38,333	4,226
	Woori Finance Holdings Co. Ltd.	308,450	4,215
	Samsung Life Insurance Co. Ltd.	45,922	4,169
	Samsung Electro-Mechanics Co. Ltd.	42,876	4,150
	Hyundai Steel Co.	32,489	4,139
	LG Household & Health Care Ltd.	8,965	3,606
	GS Engineering & Construction Corp.	29,476	3,553
	Hankook Tire Co. Ltd.	87,960	3,533
	Amorepacific Corp.	3,356	3,383
	NCSoft Corp.	12,540	3,326
	Samsung Techwin Co. Ltd.	39,708	3,273
	KT&G Corp.	52,539	3,110
	Lotte Shopping Co. Ltd.	6,495	2,962
	Daelim Industrial Co. Ltd.	25,846	2,923
	GS Holdings	34,660	2,906
	Kangwon Land Inc.	122,810	2,792
	LS Corp.	24,686	2,736
	Dongbu Insurance Co. Ltd.	54,580	2,603
	Hanwha Corp.	55,500	2,555
	Hyundai Department Store Co. Ltd.	17,346	2,545
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	59,300	2,541
	Hanwha Chem Corp.	53,680	2,396
	Doosan Corp.	19,147	2,353

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Industrial Bank of Korea	120,470	2,315
	Celltrion Inc.	66,363	2,277
	Daewoo Securities Co. Ltd.	106,720	2,252
	Hyosung Corp.	26,624	2,185
*	BS Financial Group Inc.	143,740	2,092
	Woongjin Coway Co. Ltd.	59,430	1,986
	Hyundai Mipo Dockyard	11,069	1,966
	Doosan Heavy Industries and Construction Co. Ltd.	32,595	1,820
*	Doosan Infracore Co. Ltd.	64,730	1,795
	CJ CheilJedang Corp.	7,333	1,702
	Daegu Bank Ltd.	101,120	1,691
	Hyundai Securities Co.	130,330	1,653
	Hyundai Merchant Marine Co. Ltd.	53,763	1,642
	Korea Exchange Bank	191,740	1,634
	Korean Air Lines Co. Ltd.	26,563	1,624
	Korea Investment Holdings Co. Ltd.	40,740	1,600
	SK C&C Co. Ltd.	15,257	1,569
	Hyundai Development Co.	56,440	1,546
	Woori Investment & Securities Co. Ltd.	71,610	1,438
	Samsung Card Co.	28,427	1,412
^	Dongkuk Steel Mill Co. Ltd.	34,580	1,379
	Korea Life Insurance Co. Ltd.	198,770	1,373
	Shinhan Financial Group Co. Ltd.	27,661	1,357
	STX Offshore & Shipbuilding Co. Ltd.	44,810	1,323
	KCC Corp.	3,796	1,287
	Hanjin Shipping Co. Ltd.	47,449	1,235
	Lotte Confectionery Co. Ltd.	781	1,156
	AMOREPACIFIC Group	5,833	1,149
^	Daewoo International Corp.	28,843	1,122
	LG Uplus Corp.	182,230	1,107
	Samsung Fine Chemicals Co. Ltd.	14,600	1,082
	Yuhan Corp.	8,045	1,077
	S1 Corp.	20,830	1,017
*	Daewoo Engineering & Construction Co. Ltd.	95,429	1,017
	Daum Communications Corp.	9,864	1,011
*	Hanjin Heavy Industries & Construction Co. Ltd.	25,792	940
	STX Corp. Co. Ltd.	37,045	924
	Hyundai Hysco	20,850	851
*	Korea Express Co. Ltd.	8,632	850
	KB Financial Group Inc.	15,684	841
	NongShim Co. Ltd.	3,516	818
	Cheil Worldwide Inc.	61,790	797
	Lotte Chilsung Beverage Co. Ltd.	715	765
	CJ Corp.	10,097	763
	Hyundai Glovis Co. Ltd.	5,314	759
	Halla Climate Control Corp.	32,630	669
	SKC Co. Ltd.	11,170	642
	STX Pan Ocean Co. Ltd.	76,430	620
	SK Networks Co. Ltd.	55,870	619
	Korea Gas Corp.	17,760	567
	Hite Brewery Co. Ltd.	4,964	545
	Daishin Securities Co. Ltd.	38,520	521
	Mirae Asset Securities Co. Ltd.	11,372	461
	KT Corp.	10,731	385
	KEPCO Engineering & Construction Co. Inc.	5,831	381
	LG Hausys Ltd.	4,342	323
	POSCO	699	307
*	Korea Electric Power Corp.	12,280	294
	Hanjin Shipping Holdings Co. Ltd.	20,539	267
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	177
	Lotte Midopa Co. Ltd.	10,880	159
	SK Telecom Co. Ltd.	745	113
			573,694

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
Spain (2.7%)
	Telefonica SA	3,586,546	96,353
	Banco Santander SA	6,496,632	82,965
	Banco Bilbao Vizcaya Argentaria SA	3,480,459	44,583
	Iberdrola SA	4,267,672	39,576
	Repsol YPF SA	953,311	34,033
	Inditex SA	195,019	17,489
	ACS Actividades de Construccion y Servicios SA	184,631	9,290
	Abertis Infraestructuras SA	288,989	6,846
	Gas Natural SDG SA	288,730	5,937
	Ferrovial SA	428,899	5,914
	Criteria Caixacorp SA	789,078	5,821
	Banco Popular Espanol SA	805,090	4,823
	Banco de Sabadell SA	1,083,918	4,800
	Acerinox SA	195,492	3,927
	Enagas SA	141,283	3,493
	Grifols SA	165,864	3,283
	Iberdrola Renovables SA	661,259	3,026
	Mapfre SA	694,231	2,898
^	Indra Sistemas SA	127,278	2,887
*	International Consolidated Airlines Group SA	717,456	2,855
	Red Electrica Corp. SA	44,618	2,843
	Acciona SA	20,407	2,374
	Endesa SA	64,715	2,256
	Bankinter SA	276,024	2,059
*	Gamesa Corp. Tecnologica SA	199,565	1,875
	Zardoya Otis SA	105,888	1,803
	Corp Financiera Alba	22,995	1,417
^	Fomento de Construcciones y Contratas SA	40,290	1,369
*	Gestevision Telecinco SA	100,527	1,130
*,^	Banco de Valencia SA	178,143	720
^	Banco Espanol de Credito SA	62,761	586
*,^	Banco de Valencia SA Rights Exp. 05/09/2011	178,168	14
			399,245
Sweden (2.2%)
^	Telefonaktiebolaget LM Ericsson Class B	2,352,286	35,693
	Nordea Bank AB	2,352,080	26,817
	Volvo AB Class B	1,137,593	22,356
^	Sandvik AB	926,737	19,647
	Svenska Handelsbanken AB Class A	480,115	16,650
	Skandinaviska Enskilda Banken AB Class A	1,705,047	16,391
^	Hennes & Mauritz AB Class B	454,594	16,066
^	Atlas Copco AB Class A	495,846	14,563
	Swedbank AB Class A	741,654	14,066
	TeliaSonera AB	1,695,437	13,836
	Volvo AB Class A	531,046	10,404
^	SKF AB	324,871	10,257
	Investor AB Class B	355,904	8,865
^	Atlas Copco AB Class B	314,661	8,340
	Tele2 AB	323,208	8,117
	Scania AB Class B	310,818	8,075
*,^	Assa Abloy AB Class B	268,777	8,074
^	Svenska Cellulosa AB Class B	470,956	7,220
	Skanska AB Class B	309,307	6,650
	Electrolux AB Class B	238,203	6,062
^	Swedish Match AB	163,864	5,816
^	Alfa Laval AB	242,670	5,432
^	Boliden AB	210,102	4,739
^	Industrivarden AB Class A	206,973	4,639
^	Getinge AB	171,374	4,559
	Kinnevik Investment AB Class B	174,311	4,501
	Ratos AB	92,109	3,807
	Modern Times Group AB Class B	45,667	3,503
	SSAB AB Class A	194,739	3,480

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
^	Securitas AB Class B	276,964	3,471
^	Husqvarna AB	340,300	2,677
	Holmen AB	47,493	1,753
	Industrivarden AB	85,847	1,713
	SSAB AB Class B	61,682	965
*	CDON Group AB	85,612	550
*,^	Scania AB Class A	16,725	430
			330,184
Switzerland (5.3%)
	Nestle SA	2,706,429	167,984
	Novartis AG	1,919,685	113,838
	Roche Holding AG	548,784	89,078
*	UBS AG	2,963,326	59,304
	ABB Ltd.	1,814,462	50,107
	Credit Suisse Group AG	926,493	42,171
	Zurich Financial Services AG	115,093	32,362
	Cie Financiere Richemont SA	407,903	26,383
	Syngenta AG	73,761	26,086
*	Transocean Ltd.	248,538	18,377
	Swiss Reinsurance Co. Ltd.	288,864	17,235
	Holcim Ltd.	189,904	16,547
	Swatch Group AG (Bearer)	23,964	11,801
	SGS SA	4,596	9,132
	Givaudan SA	7,232	8,047
	Adecco SA	111,376	7,959
	Julius Baer Group Ltd.	160,194	7,497
	Swisscom AG	16,323	7,492
	Kuehne & Nagel International AG	46,778	7,480
	Geberit AG	31,754	7,430
1	Synthes Inc.	37,009	6,378
	Swiss Life Holding AG	25,372	4,632
*	Actelion Ltd.	76,235	4,492
*	Baloise Holding AG	39,200	4,338
*	Lindt & Spruengli AG	108	4,022
	Sonova Holding AG	38,293	3,869
	Lonza Group AG	41,986	3,611
	Swatch Group AG (Registered)	37,184	3,303
	GAM Holding AG	162,153	3,196
	Pargesa Holding SA	29,559	3,040
	Schindler Holding AG (Registered)	22,799	2,936
*	Lindt & Spruengli AG	700	2,320
	Nobel Biocare Holding AG	101,072	2,245
	Sika AG	840	2,146
	Schindler Holding AG (Bearer)	14,876	1,925
	Straumann Holding AG	6,039	1,580
*	BKW FMB Energie AG	11,504	765
	EFG International AG	34,867	521
			781,629
Taiwan (2.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,371,028	45,509
	HTC Corp.	633,496	28,835
	Hon Hai Precision Industry Co. Ltd.	7,407,841	28,131
	Formosa Plastics Corp.	4,781,220	19,580
	Nan Ya Plastics Corp.	6,133,370	18,839
	Formosa Chemicals & Fibre Corp.	3,292,210	13,313
	Chunghwa Telecom Co. Ltd. ADR	321,368	10,139
	Cathay Financial Holding Co. Ltd.	5,960,552	9,966
	China Steel Corp.	7,926,051	9,815
	MediaTek Inc.	836,227	9,259
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,435,107	8,885
	Fubon Financial Holding Co. Ltd.	4,897,435	7,194
	Chinatrust Financial Holding Co. Ltd.	7,642,128	7,021
*	AU Optronics Corp. ADR	823,969	6,674
	Delta Electronics Inc.	1,367,818	6,123

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Mega Financial Holding Co. Ltd.	6,412,000	5,602
*	Chimei Innolux Corp.	5,174,575	5,327
	Formosa Petrochemical Corp.	1,451,580	5,106
	United Microelectronics Corp. ADR	1,710,611	4,858
	Uni-President Enterprises Corp.	3,281,700	4,730
	Advanced Semiconductor Engineering Inc. ADR	778,581	4,594
	Quanta Computer Inc.	2,200,480	4,343
	Asustek Computer Inc.	479,642	4,330
	Yuanta Financial Holding Co. Ltd.	6,200,845	4,316
	Far Eastern New Century Corp.	2,729,414	4,297
	Taiwan Cement Corp.	2,825,768	4,152
	Foxconn Technology Co. Ltd.	843,254	4,043
	Compal Electronics Inc.	3,383,510	3,843
	Acer Inc.	2,044,822	3,836
	Siliconware Precision Industries Co. ADR	558,248	3,785
	Taiwan Mobile Co. Ltd.	1,425,609	3,682
	China Development Financial Holding Corp.	8,718,353	3,658
	First Financial Holding Co. Ltd.	3,719,780	3,451
	President Chain Store Corp.	596,904	3,277
*	MStar Semiconductor Inc.	370,000	3,068
	Hua Nan Financial Holdings Co. Ltd.	3,798,143	3,041
	Synnex Technology International Corp.	1,150,990	2,942
	Taiwan Cooperative Bank	3,463,740	2,909
	Wistron Corp.	1,495,489	2,695
	SinoPac Financial Holdings Co. Ltd.	5,348,000	2,541
	Largan Precision Co. Ltd.	77,068	2,450
	Catcher Technology Co. Ltd.	389,153	2,449
	Chang Hwa Commercial Bank	2,761,000	2,413
	Asia Cement Corp.	1,764,526	2,366
*	Taishin Financial Holding Co. Ltd.	3,868,338	2,280
	Lite-On Technology Corp.	1,731,723	2,196
	Epistar Corp.	649,000	2,158
	Pou Chen Corp.	2,223,725	2,101
	Cheng Shin Rubber Industry Co. Ltd.	788,667	1,994
	Unimicron Technology Corp.	1,190,975	1,965
	Taiwan Glass Industrial Corp.	1,187,231	1,941
*	Shin Kong Financial Holding Co. Ltd.	4,389,005	1,927
	Taiwan Fertilizer Co. Ltd.	568,000	1,916
	Far EasTone Telecommunications Co. Ltd.	1,235,643	1,875
	Yulon Motor Co. Ltd.	895,898	1,867
	Macronix International	2,584,937	1,700
*	Walsin Lihwa Corp.	2,789,000	1,619
	E.Sun Financial Holding Co. Ltd.	2,203,842	1,564
*	Pegatron Corp.	1,295,038	1,370
	United Microelectronics Corp.	2,534,000	1,323
	KGI Securities Co. Ltd.	2,393,000	1,257
	Inventec Co. Ltd.	2,298,400	1,238
	Polaris Securities Co. Ltd.	1,551,359	1,118
*	Evergreen Marine Corp. Taiwan Ltd.	1,200,000	1,112
	Novatek Microelectronics Corp.	343,916	1,054
	Formosa Taffeta Co. Ltd.	935,000	1,014
	Teco Electric and Machinery Co. Ltd.	1,427,000	1,011
	Advantech Co. Ltd.	284,641	944
	Yageo Corp.	1,713,000	930
*	Powerchip Technology Corp.	4,183,958	905
*	Taiwan Business Bank	2,215,200	902
*	Tatung Co. Ltd.	1,750,794	879
	Chicony Electronics Co. Ltd.	444,931	878
	Capital Securities Corp.	1,799,243	878
	Giant Manufacturing Co. Ltd.	215,625	863
*	Inotera Memories Inc.	1,711,025	860
	Coretronic Corp.	555,386	852
*	Nanya Technology Corp.	1,662,753	845
*	China Airlines Ltd.	1,306,244	836

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Yang Ming Marine Transport Corp.	929,369	788
	Feng Hsin Iron & Steel Co.	421,790	771
	Realtek Semiconductor Corp.	355,939	709
	U-Ming Marine Transport Corp.	322,000	698
*	HannStar Display Corp.	3,902,463	688
	Chunghwa Telecom Co. Ltd.	215,854	687
*	Eva Airways Corp.	732,201	675
	Oriental Union Chemical Corp.	451,083	663
	Waterland Financial Holdings Co. Ltd.	1,340,329	639
*	Winbond Electronics Corp.	1,979,000	626
	Eternal Chemical Co. Ltd.	508,625	612
	Nan Ya Printed Circuit Board Corp.	185,821	608
*	Wan Hai Lines Ltd.	793,050	608
*	Ritek Corp.	2,069,397	590
*	Qisda Corp.	990,640	565
*	CMC Magnetics Corp.	2,276,000	554
	Cheng Uei Precision Industry Co. Ltd.	275,078	553
	Far Eastern International Bank	1,132,483	545
	China Motor Corp.	570,105	541
	Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,150,918	535
	D-Link Corp.	525,870	502
	Transcend Information Inc.	161,455	475
	Cathay Real Estate Development Co. Ltd.	897,000	465
	Ton Yi Industrial Corp.	763,000	462
	President Securities Corp.	687,260	457
	Taiwan Secom Co. Ltd.	219,000	421
	Mitac International Corp.	873,736	370
	Micro-Star International Co. Ltd.	658,929	343
*	Chunghwa Picture Tubes	2,447,130	329
*	AU Optronics Corp.	313,000	252
	Faraday Technology Corp.	167,897	250
	Vanguard International Semiconductor Corp.	476,466	245
	Compal Communications Inc.	222,520	190
	Advanced Semiconductor Engineering Inc.	125,000	146
	Siliconware Precision Industries Co.	98,000	131
	LITE-ON IT Corp.	120,654	131
*	Tatung Co. Ltd. GDR	11,142	121
			403,504
Thailand (0.4%)
	PTT PCL (Foreign)	564,700	7,107
	PTT Exploration & Production PCL (Foreign)	1,114,972	6,920
	Kasikornbank PCL (Foreign)	958,400	4,182
	Siam Commercial Bank PCL (Foreign)	1,042,186	4,056
	Siam Cement PCL (Foreign)	287,512	3,990
	Advanced Info Service PCL (Foreign)	1,061,250	3,296
	Bangkok Bank PCL (Foreign)	419,597	2,395
	CP ALL PCL (Foreign)	1,502,100	2,179
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,927
	Bank of Ayudhya PCL(Local)	1,981,253	1,882
	Indorama Ventures PCL	996,000	1,781
	Thai Oil PCL (Foreign)	612,800	1,739
	IRPC PCL (Foreign)	5,950,900	1,238
	TMB Bank PCL	15,378,000	1,195
	PTT Chemical PCL (Foreign)	218,600	1,176
	Krung Thai Bank PCL (Foreign)	1,740,000	1,145
	PTT PCL	84,500	1,064
	PTT Aromatics & Refining PCL (Foreign)	756,596	1,048
	Banpu PCL	41,500	1,039
	Banpu PCL (Local)	39,600	992
	BEC World PCL (Foreign)	573,400	664
	Siam Commercial Bank PCL (Local)	135,200	526
	Land and Houses PCL (Foreign)	2,192,600	489
	Thai Airways International PCL (Foreign)	364,302	468
	Central Pattana PCL	451,600	447

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
		Market
		Value
	Shares	($000)
Thai Union Frozen Products PCL (Foreign)	278,880	433
Electricity Generating PCL (Foreign)	130,500	427
Total Access Communication PCL (Foreign)	246,500	418
Siam Makro PCL (Foreign)	74,500	413
Total Access Communication PCL (Local)	238,100	403
Airports of Thailand PCL (Foreign)	324,200	402
Delta Electronics Thai PCL (Foreign)	339,900	299
PTT Chemical PCL	52,600	283
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	252
Charoen Pokphand Foods PCL	253,900	251
CP ALL PCL (Local)	165,500	240
Siam City Cement PCL (Foreign)	29,100	212
IRPC PCL	920,400	191
Krung Thai Bank PCL	209,800	138
PTT Exploration and Production PCL (Local)	21,000	130
BEC World PCL	109,200	126
Bank of Ayudhya PCL (Local)	128,200	124
Siam City Cement PCL (Local)	15,500	113
Ratchaburi Electricity Generating Holding PCL (Local)	81,900	110
Electricity Generating PCL	33,800	107
Thai Airways International PCL	61,500	79
		58,096
Turkey (0.3%)
Turkiye Garanti Bankasi AS	969,258	5,020
Akbank TAS	920,645	4,786
KOC Holding AS	830,049	4,462
Turkiye Is Bankasi	1,055,659	3,733
Anadolu Efes Biracilik Ve Malt Sanayii AS	209,685	3,220
* Eregli Demir ve Celik Fabrikalari TAS	1,045,404	3,183
Turkiye Halk Bankasi AS	286,192	2,481
Tupras Turkiye Petrol Rafinerileri AS	72,325	2,353
Turk Telekomunikasyon AS	407,841	2,124
* Yapi ve Kredi Bankasi AS	656,089	2,063
BIM Birlesik Magazalar AS	55,327	1,927
* Turk Hava Yollari	607,814	1,792
Haci Omer Sabanci Holding AS (Bearer)	302,607	1,620
Turkiye Vakiflar Bankasi Tao	550,606	1,462
Enka Insaat ve Sanayi AS	309,478	1,354
Turkcell Iletisim Hizmetleri AS	222,566	1,316
Asya Katilim Bankasi AS	656,750	1,301
Arcelik AS	150,520	853
Coca-Cola Icecek AS	51,265	771
* Dogan Sirketler Grubu Holdings	692,262	550
Ford Otomotiv Sanayi AS	49,167	500
		46,871
United Kingdom (14.0%)
HSBC Holdings plc	13,753,436	150,023
Vodafone Group plc	40,542,409	117,201
BP plc	14,717,564	113,139
Royal Dutch Shell plc Class A	2,770,779	107,928
GlaxoSmithKline plc	4,051,568	88,508
Rio Tinto plc	1,192,918	87,043
Royal Dutch Shell plc Class B	2,122,062	82,559
BHP Billiton plc	1,706,106	72,135
British American Tobacco plc	1,559,449	68,144
BG Group plc	2,631,619	67,769
Anglo American plc	1,035,883	54,301
AstraZeneca plc	1,087,078	53,939
Standard Chartered plc	1,821,741	50,630
Barclays plc	9,513,753	45,229
Xstrata plc	1,736,738	44,546
Tesco plc	6,211,219	41,876
Diageo plc	1,967,309	40,022
SABMiller plc	929,376	34,720

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Unilever plc	1,022,718	33,225
	Reckitt Benckiser Group plc	566,495	31,524
*	Lloyds Banking Group plc	31,321,163	31,098
	National Grid plc	2,744,153	28,156
	Imperial Tobacco Group plc	794,771	28,034
	Prudential plc	1,974,062	25,540
	Centrica plc	4,018,116	21,579
	BT Group plc	6,048,287	19,857
	Tullow Oil plc	690,909	16,577
	Scottish & Southern Energy plc	729,727	16,555
	Aviva plc	2,193,835	16,419
	Rolls-Royce Group plc	1,464,595	15,752
	BAE Systems plc	2,653,284	14,565
	British Sky Broadcasting Group plc	1,023,106	14,408
	Compass Group plc	1,464,713	14,333
	Shire plc	436,011	13,531
	WPP plc	981,772	12,860
	Pearson plc	634,572	12,162
	ARM Holdings plc	1,050,819	10,891
	Experian plc	781,200	10,542
	WM Morrison Supermarkets plc	2,064,459	10,185
	Old Mutual plc	4,219,958	9,837
*	Royal Bank of Scotland Group plc	13,614,498	9,489
	Legal & General Group plc	4,561,090	9,381
	Reed Elsevier plc	978,117	8,665
	J Sainsbury plc	1,454,156	8,470
	Kingfisher plc	1,822,333	8,373
*	Cairn Energy plc	1,086,025	8,217
	Marks & Spencer Group plc	1,237,559	8,041
	Wolseley plc	220,169	7,998
	Land Securities Group plc	595,794	7,832
	Smith & Nephew plc	691,576	7,595
	Burberry Group plc	338,505	7,345
	Antofagasta plc	307,861	7,080
	British Land Co. plc	693,903	6,987
	Smiths Group plc	303,933	6,777
	Standard Life plc	1,784,051	6,761
	Carnival plc	165,545	6,665
	International Power plc	1,181,002	6,537
	Aggreko plc	214,004	6,403
	RSA Insurance Group plc	2,726,662	6,284
*	Randgold Resources Ltd.	71,152	6,187
	Man Group plc	1,473,269	6,165
	Capita Group plc	481,355	5,925
	Resolution Ltd.	1,138,626	5,766
	Johnson Matthey plc	168,693	5,651
	United Utilities Group plc	529,691	5,597
	Next plc	139,431	5,224
	AMEC plc	257,609	5,172
	Associated British Foods plc	306,260	5,158
	Petrofac Ltd.	203,144	5,136
	G4S plc	1,099,950	5,080
*	Autonomy Corp. plc	187,879	5,071
	Intercontinental Hotels Group plc	228,156	5,009
	Sage Group plc	1,023,746	4,885
	Severn Trent plc	185,757	4,670
	Fresnillo plc	167,427	4,614
	Eurasian Natural Resources Corp. plc	299,386	4,588
	Rexam plc	687,836	4,495
	ICAP plc	515,156	4,470
	Admiral Group plc	156,182	4,419
	Lonmin plc	159,662	4,374
	Hammerson plc	550,151	4,325
	Schroders plc	132,700	4,216

	Vanguard® FTSE All-World ex-US Index Fund
	Schedule of Investments
	April 30, 2011
					Market
					Value
				Shares	($000)
	Vedanta Resources plc			102,948	4,020
	Whitbread plc			137,995	3,880
*	ITV plc			3,029,145	3,858
	Kazakhmys plc			165,537	3,845
	Serco Group plc			386,070	3,652
	Tate & Lyle plc			365,253	3,630
	Inmarsat plc			355,298	3,619
	Invensys plc			634,155	3,611
	3i Group plc			760,295	3,566
	Cobham plc			896,365	3,424
	Capital Shopping Centres Group plc			498,682	3,389
	Bunzl plc			256,458	3,193
	Segro plc			568,126	3,092
	Logica plc			1,265,743	2,859
	Aegis Group plc			997,250	2,337
	Home Retail Group plc			632,611	2,335
*	Rentokil Initial plc			1,449,510	2,290
	Hays plc			1,103,476	2,198
	Drax Group plc			289,069	2,129
	William Hill plc			550,898	2,060
	United Business Media Ltd.			191,055	1,932
	Thomas Cook Group plc			664,796	1,907
	Ladbrokes plc			708,809	1,807
	Provident Financial plc			106,934	1,802
	Daily Mail & General Trust plc			212,589	1,774
	TUI Travel plc			435,416	1,746
	Cable & Wireless Worldwide plc			2,129,577	1,714
	Cable & Wireless Communications plc			2,053,505	1,595
	Schroders plc			48,943	1,271
	TalkTalk Telecom Group plc			519,370	1,207
	African Barrick Gold Ltd.			95,470	842

					2,069,023

	Total Common Stocks (Cost $12,343,592)				14,824,409

		Coupon
	Temporary Cash Investments (5.6%)
	Money Market Fund (5.6%)
2,3	Vanguard Market Liquidity Fund	0.179%		830,251,873	830,252

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.210%	6/3/11	300	300

	Total Temporary Cash Investments (Cost $830,552)				830,552

	Total Investments (105.6%) (Cost $13,174,144)				15,654,961
	Other Assets and Liabilities—Net (-5.6%)[3]				(824,190)
	Net Assets (100%)				14,830,771

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $788,530,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $87,354,000, representing 0.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $830,252,000 of collateral received for securities on loan.

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2011

4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
Common Stocks (99.3%)
Australia (5.0%)
	UGL Ltd.	112,207	1,861
	David Jones Ltd.	340,187	1,742
	Campbell Brothers Ltd.	34,945	1,737
	APA Group	367,845	1,717
*	Atlas Iron Ltd.	422,254	1,631
*	PanAust Ltd.	1,625,221	1,383
	Seek Ltd.	172,361	1,319
*	Mount Gibson Iron Ltd.	612,647	1,271
	Boart Longyear Ltd.	251,929	1,269
	Transfield Services Ltd.	313,180	1,224
^	JB Hi-Fi Ltd.	57,186	1,189
	Monadelphous Group Ltd.	54,696	1,155
	Investa Office Fund	1,505,436	1,042
	Mineral Resources Ltd.	80,836	1,036
	Primary Health Care Ltd.	268,866	1,026
	Myer Holdings Ltd.	282,723	982
	GrainCorp Ltd.	108,595	933
	ConnectEast Group	1,722,747	889
	Iress Market Technology Ltd.	88,401	888
	Kingsgate Consolidated Ltd.	92,880	792
1	Spark Infrastructure Group	550,000	716
	Independence Group NL	96,751	714
	Medusa Mining Ltd.	80,044	708
*	Perseus Mining Ltd.	212,089	684
	Abacus Property Group	276,322	682
	FKP Property Group	795,347	681
	Invocare Ltd.	89,648	676
	Beach Energy Ltd.	630,621	665
*	Karoon Gas Australia Ltd.	90,490	658
*	Sundance Resources Ltd.	1,470,851	646
	Seven Group Holdings Ltd.	63,998	642
^	Western Areas NL	85,869	635
	Bradken Ltd.	72,299	633
	Linc Energy Ltd.	207,824	623
	Navitas Ltd.	135,891	608
*	Mesoblast Ltd.	63,496	568
*	Regis Resources Ltd.	213,289	562
	SAI Global Ltd.	101,921	560
*	Aurora Oil and Gas Ltd.	191,364	559
*	Mirabela Nickel Ltd.	252,250	549
*	CGA Mining Ltd.	168,871	539
	Charter Hall Retail REIT	143,989	507
	Wotif.com Holdings Ltd.	77,314	485
*	AWE Ltd.	282,857	484
*	Centro Retail Group	1,181,101	475
	Emeco Holdings Ltd.	387,571	467
*	Intrepid Mines Ltd.	231,151	465
	BWP Trust	234,349	457
*	Silex Systems Ltd.	102,076	454
*,^	Virgin Blue Holdings Ltd.	1,418,331	444
*	Pharmaxis Ltd.	135,282	444
*	Bathurst Resources Ltd.	339,416	437
*	Austar United Communications Ltd.	319,569	436
	Cabcharge Australia Ltd.	70,821	426
	NRW Holdings Ltd.	143,126	426
	Minara Resources Ltd.	494,624	420
	Pacific Brands Ltd.	513,318	412
*	St. Barbara Ltd.	162,666	398
*	Transpacific Industries Group Ltd.	316,472	387
*	Coal of Africa Ltd.	284,162	382
*,^	Gindalbie Metals Ltd.	341,880	378

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
	Oakton Ltd.	148,607	375
	Macmahon Holdings Ltd.	647,758	374
*,^	Mantra Resources Ltd.	49,865	370
*	Extract Resources Ltd.	49,148	359
*	Coalspur Mines Ltd.	185,340	357
*	Sandfire Resources NL	44,744	352
	Fleetwood Corp. Ltd.	28,745	351
	Charter Hall Group	128,482	350
	GUD Holdings Ltd.	33,919	350
*,^	White Energy Co. Ltd.	116,981	345
	OM Holdings Ltd.	249,695	325
	Infigen Energy	646,825	317
*	Brockman Resources Ltd.	55,808	313
	Premier Investments Ltd.	47,479	313
	REA Group Ltd.	20,653	312
	Australian Pharmaceutical Industries Ltd.	883,398	305
*,^	Discovery Metals Ltd.	216,516	302
	Ausdrill Ltd.	80,142	296
	Industrea Ltd.	180,323	296
	Acrux Ltd.	75,646	290
*,^	Murchison Metals Ltd.	244,285	283
*	Cudeco Ltd.	73,935	279
	Cardno Ltd.	43,053	273
*	Aston Resources Ltd.	26,002	271
*,^	Arafura Resources Ltd.	206,149	266
*	Carnarvon Petroleum Ltd.	953,779	262
*	Gryphon Minerals Ltd.	149,823	260
	Ardent Leisure Group	167,435	255
*	Mineral Deposits Ltd.	34,450	253
*	Eastern Star Gas Ltd.	301,181	252
	Panoramic Resources Ltd.	104,845	238
*	Tiger Resources Ltd.	347,814	237
*	International Ferro Metals Ltd.	585,578	236
	McMillan Shakespeare Ltd.	22,075	230
	Ramelius Resources Ltd.	154,659	228
*	Beadell Resources Ltd.	248,074	226
	Sigma Pharmaceuticals Ltd.	552,611	225
*	Ampella Mining Ltd.	91,999	218
	Mermaid Marine Australia Ltd.	63,896	218
*	Horizon Oil Ltd.	479,101	208
	Imdex Ltd.	90,593	208
	Automotive Holdings Group	69,277	206
	Austal Ltd.	60,348	205
*	Nexus Energy Ltd.	432,962	205
*	Northern Iron Ltd.	102,920	199
*	Integra Mining Ltd.	379,907	199
	Super Retail Group Ltd.	25,186	199
	Spotless Group Ltd.	91,549	198
	STW Communications Group Ltd.	155,041	197
*	Silver Lake Resources Ltd.	85,416	196
*	Resolute Mining Ltd.	151,289	195
*	PaperlinX Ltd.	608,852	195
*	Kagara Ltd.	296,246	193
*	Energy World Corp. Ltd.	349,186	190
	FlexiGroup Ltd.	76,771	187
*	Rex Minerals Ltd.	62,042	182
	TPG Telecom Ltd.	97,895	181
*	Dart Energy Ltd.	213,129	177
	Clough Ltd.	203,161	176
	Hills Holdings Ltd.	96,865	167
^	carsales.com.au Ltd.	29,331	165
	Challenger Diversified Property Group	275,533	165
*	Elders Ltd.	277,515	156
	Reject Shop Ltd.	12,663	154

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Alesco Corp. Ltd.	40,389	145
*	Roc Oil Co. Ltd.	290,223	137
*	Skilled Group Ltd.	59,084	136
*	Flinders Mines Ltd.	762,431	134
*	Australian Agricultural Co. Ltd.	76,591	133
*	Conquest Mining Ltd.	210,497	129
*	Deep Yellow Ltd.	621,391	128
*	Saracen Mineral Holdings Ltd.	164,535	127
*	Troy Resources NL	31,485	124
*,^	Galaxy Resources Ltd.	104,321	124
*	Ausenco Ltd.	38,665	123
*	Adamus Resources Ltd.	155,860	117
*	Indophil Resources NL	149,535	115
	Aspen Group	212,116	110
*	Tap Oil Ltd.	100,081	106
	Mincor Resources NL	79,370	105
*	Biota Holdings Ltd.	78,962	104
	Programmed Maintenance Services Ltd.	49,299	103
*	Straits Resources Ltd.	103,702	101
	WHK Group Ltd.	97,897	98
*	Platinum Australia Ltd.	160,890	90
	Customers Ltd.	50,751	76
	Astro Japan Property Group	21,370	73
*	Equinox Minerals Ltd.	4,632	39
	Hastie Group Ltd.	98,147	20
			65,940
Austria (0.9%)
	Andritz AG	22,287	2,302
*	Wienerberger AG	65,157	1,393
*,^	CA Immobilien Anlagen AG	55,802	1,099
	Atrium European Real Estate Ltd.	152,492	1,043
*,^	Conwert Immobilien Invest SE	55,230	971
	Schoeller-Bleckmann Oilfield Equipment AG	8,489	859
^	Semperit AG Holding	11,898	696
^	Oesterreichische Post AG	17,241	624
*	RHI AG	16,929	604
^	Mayr Melnhof Karton AG	4,224	513
^	Flughafen Wien AG	6,965	439
	Kapsch TrafficCom AG	2,596	246
*	Sparkassen Immobilien AG	28,130	214
*	Intercell AG	18,804	170
^	Palfinger AG	4,088	169
	BWT AG	3,018	91
	Zumtobel AG	2,475	90
			11,523
Belgium (1.5%)
	Bekaert SA	24,532	3,069
	Telenet Group Holding NV	46,134	2,293
	Nyrstar	112,483	1,553
	Ackermans & van Haaren NV	13,704	1,434
	D'ieteren SA/NV	16,503	1,199
	Sofina SA	9,249	961
	Cofinimmo	6,124	943
	Befimmo SCA Sicafi	8,754	812
	Sipef SA	5,826	613
	Warehouses De Pauw SCA	9,424	575
	Banque Nationale de Belgique	104	539
	Omega Pharma	10,079	517
*	AGFA-Gevaert NV	107,640	480
	Tessenderlo Chemie NV	11,364	452
	Cie d'Entreprises CFE	4,942	428
*	Barco NV	4,858	424
*	RHJ International	48,431	403
	Cie Maritime Belge SA	12,807	401

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011

			Market
			Value
		Shares	($000)
*	ThromboGenics NV	11,540	359
	EVS Broadcast Equipment SA	4,867	333
	Euronav NV	16,518	277
	Melexis NV	13,061	250
	Van de Velde NV	3,710	224
	Gimv NV	3,059	203
*	KBC Ancora	6,324	123
*	Ion Beam Applications	8,202	97
	Intervest Offices	2,702	92
	Wereldhave Belgium NV	673	70
*	AGFA-Gevaert NV	15,368	—
			19,124
Brazil (1.8%)
	Diagnosticos da America SA	170,589	2,290
	CETIP SA - Balcao Organizado de Ativos e Derivativos	136,159	2,238
	Cia Hering	86,143	1,864
	BR Malls Participacoes SA	165,670	1,750
	Anhanguera Educacional Participacoes SA	77,304	1,726
	Gafisa SA	219,963	1,337
	Totvs SA	62,075	1,188
	Rossi Residencial SA	108,362	1,008
	Sul America SA	76,783	999
	Localiza Rent a Car SA	54,415	936
	Odontoprev SA	45,650	729
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	51,782	719
	Brookfield Incorporacoes SA	116,756	658
	Marcopolo SA Prior Pfd.	143,808	638
	Randon Participacoes SA Prior Pfd.	84,876	636
*	Magnesita Refratarios SA	108,140	574
	Santos Brasil Participacoes SA	28,860	550
	LPS Brasil Consultoria de Imoveis SA	19,603	534
*	MPX Energia SA	22,400	530
	Cia de Saneamento de Minas Gerais-COPASA	29,598	526
	Guararapes Confeccoes SA	6,748	369
	Confab Industrial SA Prior Pfd.	122,411	339
	Contax Participacoes SA Prior Pfd.	21,153	313
	Grendene SA	48,300	285
*	Lupatech SA	16,300	122
*	Cia Energetica do Ceara Prior Pfd.	5,200	113
*	Unipar Participacoes SA Prior Pfd.	307,000	88
	Cia de Tecidos do Norte de Minas - Coteminas Prior Pfd.	23,200	69
			23,128
Canada (13.9%)
*	Equinox Minerals Ltd.	483,908	4,143
*	Athabasca Oil Sands Corp.	215,359	3,508
*	Sino-Forest Corp.	140,606	3,494
	Metro Inc. Class A	58,894	2,882
	Gildan Activewear Inc.	71,725	2,671
	Onex Corp.	68,907	2,585
	Franco-Nevada Corp.	64,831	2,571
	Vermilion Energy Inc.	47,819	2,567
*	New Gold Inc.	217,986	2,449
*	Consolidated Thompson Iron Mines Ltd.	130,531	2,362
*	Lundin Mining Corp.	239,632	2,345
	Pan American Silver Corp.	63,176	2,279
*	Precision Drilling Corp.	149,737	2,268
	Inmet Mining Corp.	32,030	2,248
	Viterra Inc.	184,292	2,215
	Pembina Pipeline Corp.	88,943	2,167
	Industrial Alliance Insurance & Financial Services Inc.	50,029	2,150
	Emera Inc.	63,667	2,120
	Petrominerales Ltd.	54,300	2,078
	CAE Inc.	148,771	2,005
	H&R Real Estate Investment Trust	86,445	2,001

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Trican Well Service Ltd.	80,046	1,973
*	Open Text Corp.	31,752	1,945
^	Ritchie Bros Auctioneers Inc.	61,884	1,940
	Alimentation Couche Tard Inc. Class B	73,193	1,922
	TMX Group Inc.	44,793	1,920
*	SXC Health Solutions Corp.	34,300	1,896
	Centerra Gold Inc.	99,696	1,855
	Atco Ltd.	29,525	1,818
*	Quadra FNX Mining Ltd.	106,019	1,740
	Methanex Corp.	53,677	1,735
	Progress Energy Resources Corp.	120,601	1,649
	Ensign Energy Services Inc.	84,972	1,641
	IESI-BFC Ltd.	64,560	1,638
*	Detour Gold Corp.	46,362	1,567
*	Alacer Gold Corp.	146,907	1,532
	Toromont Industries Ltd.	42,744	1,489
*	BlackPearl Resources Inc.	176,228	1,484
*	Silver Standard Resources Inc.	42,616	1,482
^	Calloway Real Estate Investment Trust	55,908	1,479
	Groupe Aeroplan Inc.	107,386	1,472
	HudBay Minerals Inc.	90,683	1,447
*	European Goldfields Ltd.	102,884	1,431
*	SEMAFO Inc.	163,789	1,392
*	Dundee Corp. Class A	51,775	1,341
	Canadian Real Estate Investment Trust	37,703	1,335
	MacDonald Dettwiler & Associates Ltd.	22,100	1,332
	Boardwalk Real Estate Investment Trust	26,128	1,331
	Sherritt International Corp.	156,120	1,320
	Petrobank Energy & Resources Ltd.	61,362	1,298
*	Celestica Inc.	113,431	1,255
	Silvercorp Metals Inc.	91,793	1,250
	Canadian Western Bank	38,495	1,233
	Astral Media Inc. Class A	31,601	1,229
*,^	Novagold Resources Inc.	95,237	1,226
	Uranium One Inc.	293,206	1,221
*	Bankers Petroleum Ltd.	138,290	1,213
*	Dollarama Inc.	37,831	1,186
	Daylight Energy Ltd.	103,019	1,182
*	Imax Corp.	33,512	1,178
	Home Capital Group Inc. Class B	19,279	1,161
	AltaGas Ltd.	43,102	1,156
	ShawCor Ltd. Class A	31,897	1,141
*	Thompson Creek Metals Co. Inc.	92,419	1,136
	Mullen Group Ltd.	50,439	1,131
*	Advantage Oil & Gas Ltd.	129,545	1,101
	Alamos Gold Inc.	63,487	1,066
*	Lake Shore Gold Corp.	245,511	1,053
	Russel Metals Inc.	38,271	1,052
	Empire Co. Ltd. Class A	18,210	1,034
*	Celtic Exploration Ltd.	50,035	1,026
	RONA Inc.	70,034	1,024
	Canadian Apartment Properties REIT	50,074	1,008
	West Fraser Timber Co. Ltd.	17,435	991
	AGF Management Ltd. Class B	46,520	974
*	Legacy Oil & Gas Inc.	66,765	951
*	Birchcliff Energy Ltd.	66,384	918
	Major Drilling Group International	53,920	898
^	PetroBakken Energy Ltd. Class A	46,777	888
	Maple Leaf Foods Inc.	70,945	883
^	Dundee Real Estate Investment Trust	24,798	866
	TransForce Inc.	56,876	847
	Genworth MI Canada Inc.	30,729	842
	Cogeco Cable Inc.	17,423	836
	Quebecor Inc. Class B	23,408	832

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Minefinders Corp.	48,498	816
^	Primaris Retail Real Estate Investment Trust	36,082	793
*	Gammon Gold Inc.	72,355	791
^	Chartwell Seniors Housing Real Estate Investment Trust	83,379	783
^	Cominar Real Estate Investment Trust	32,497	781
*	Canfor Corp.	59,288	781
	Linamar Corp.	34,785	781
*	Stantec Inc.	24,470	771
*,^	China Gold International Resources Corp. Ltd.	152,979	765
	Trilogy Energy Corp.	31,729	764
*	Rubicon Minerals Corp.	147,112	763
	Trinidad Drilling Ltd.	65,726	753
	Jean Coutu Group PJC Inc. Class A	67,233	746
*	Crew Energy Inc.	42,898	741
*	Kirkland Lake Gold Inc.	49,372	735
	GMP Capital Inc.	44,509	711
*	Seabridge Gold Inc.	20,605	699
	Superior Plus Corp.	59,880	697
*	Gabriel Resources Ltd.	89,310	682
	First Capital Realty Inc.	38,563	671
	Allied Properties Real Estate Investment Trust	27,188	665
	Canaccord Financial Inc.	43,882	663
	Pason Systems Inc.	40,021	656
	Laurentian Bank of Canada	12,244	651
	CCL Industries Inc. Class B	19,026	636
*	Nevsun Resources Ltd.	96,931	631
*	Northern Dynasty Minerals Ltd.	46,392	630
	Manitoba Telecom Services Inc.	19,716	628
*	Dundee Precious Metals Inc.	61,576	596
	Calfrac Well Services Ltd.	16,558	586
*	Westport Innovations Inc.	23,028	582
	Nordion Inc.	49,180	577
*	Eastern Platinum Ltd.	472,902	575
*,^	Great Basin Gold Ltd.	211,859	562
*	Aurizon Mines Ltd.	82,083	560
	Bonterra Energy Corp.	9,370	560
	Artis Real Estate Investment Trust	38,586	559
*	Paramount Resources Ltd. Class A	17,793	553
*	Harry Winston Diamond Corp.	32,433	552
	Torstar Corp. Class B	37,005	547
	Transcontinental Inc. Class A	35,062	540
	CML HealthCare Inc.	50,005	540
	NuVista Energy Ltd.	53,361	539
	Reitmans Canada Ltd. Class A	29,168	538
*	QLT Inc.	65,330	534
	Dorel Industries Inc. Class B	16,007	532
*	Capstone Mining Corp.	132,677	530
^	Extendicare Real Estate Investment Trust	41,359	520
	Morguard Real Estate Investment Trust	30,832	492
*	Taseko Mines Ltd.	91,470	483
	Atlantic Power Corp.	31,789	482
	Forzani Group Ltd. Class A	24,185	477
*	Jaguar Mining Inc.	84,776	473
*	FirstService Corp.	12,147	466
*	Northgate Minerals Corp.	151,858	454
*	Alacer Gold Corp.	41,852	452
*	Savanna Energy Services Corp.	41,336	450
*	Golden Star Resources Ltd.	138,458	448
*	Cott Corp.	46,344	413
*	Imperial Metals Corp.	17,751	412
*	Denison Mines Corp.	175,167	407
	Corus Entertainment Inc. Class B	19,214	404
*	Guyana Goldfields Inc.	40,151	397
*	Martinrea International Inc.	43,176	389

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*,^	Mercator Minerals Ltd.	99,021	367
*	ATS Automation Tooling Systems Inc.	49,284	357
*	Fairborne Energy Ltd.	70,100	355
*	OceanaGold Corp.	110,909	325
*	Sierra Wireless Inc.	26,650	316
*	Transat AT Inc. Class A	25,349	314
	Aecon Group Inc.	31,300	310
*	Great Canadian Gaming Corp.	35,330	292
	InnVest Real Estate Investment Trust	37,343	283
*	Hanfeng Evergreen Inc.	50,331	274
*	Flint Energy Services Ltd.	17,584	267
*	Connacher Oil and Gas Ltd.	188,042	266
^	Viterra Inc.	22,132	261
*	Atrium Innovations Inc.	14,310	244
	Sprott Inc.	24,400	238
	Cascades Inc.	30,100	220
*	Cardiome Pharma Corp.	40,160	219
*	Aura Minerals Inc.	65,405	210
*,^	Corridor Resources Inc.	36,333	179
*	Chinook Energy Inc.	77,794	166
*	Norbord Inc.	10,260	144
*	Galleon Energy Inc. Class A	36,800	136
	Melcor Developments Ltd.	6,600	114
*	OPTI Canada Inc.	287,700	73
*	Kinross Gold Corp. Warrants Exp. 09/18/2014	9,734	27
			180,822
Chile (0.2%)
	Empresas La Polar SA	135,172	758
	Cia Sud Americana de Vapores SA	756,278	603
	Inversiones Aguas Metropolitanas SA	292,226	479
	Madeco SA	3,438,455	201
*	Masisa SA	1,135,187	186
			2,227
China (3.9%)
	China Shanshui Cement Group Ltd.	1,092,363	1,225
*,^	Hunan Non-Ferrous Metal Corp. Ltd.	2,511,223	1,095
^	China State Construction International Holdings Ltd.	1,066,560	1,044
	Digital China Holdings Ltd.	495,671	966
*,^	AviChina Industry & Technology Co. Ltd.	1,435,841	898
	Minth Group Ltd.	572,219	881
	Intime Department Store Group Co. Ltd.	507,467	793
	Ajisen China Holdings Ltd.	357,408	714
	West China Cement Ltd.	1,722,000	712
*	Beijing Enterprises Water Group Ltd.	2,169,448	684
	China Gas Holdings Ltd.	1,746,600	677
	Ports Design Ltd.	237,855	656
	Dalian Port PDA Co. Ltd.	1,668,278	655
	CP Pokphand Co.	4,854,000	651
^	Skyworth Digital Holdings Ltd.	998,497	639
	Kingdee International Software Group Co. Ltd.	991,200	636
	Dongyue Group	587,000	621
	Lingbao Gold Co. Ltd.	690,558	565
^	China Lumena New Materials Corp.	1,072,000	558
	Tianjin Port Development Holdings Ltd.	2,391,976	555
^	Sino Biopharmaceutical	1,505,796	550
^	VODone Ltd.	1,803,060	543
	Lonking Holdings Ltd.	720,313	532
^	Fufeng Group Ltd.	670,505	495
	China Wireless Technologies Ltd.	1,254,378	487
^	New World Department Store China Ltd.	552,000	483
	Haitian International Holdings Ltd.	312,221	463
	China Everbright International Ltd.	1,028,810	462
^	China Power International Development Ltd.	2,000,100	462
*	Phoenix Satellite Television Holdings Ltd.	847,783	458

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Yingde Gases	493,500	451
*	Haier Electronics Group Co. Ltd.	359,221	446
	Hengdeli Holdings Ltd.	737,969	443
^	China Liansu Group Holdings Ltd.	471,000	439
	Huaxin Cement Co. Ltd. Class B	89,900	437
	AMVIG Holdings Ltd.	602,000	436
	Daphne International Holdings Ltd.	531,996	427
	Vinda International Holdings Ltd.	398,000	422
	PCD Stores Group Ltd.	1,562,000	420
*	Shougang Concord International Enterprises Co. Ltd.	3,079,116	410
^	China Green Holdings Ltd.	474,928	406
	REXLot Holdings Ltd.	3,979,448	405
	BYD Electronic International Co. Ltd.	749,500	402
^	SRE Group Ltd.	4,418,000	399
	Sinotrans Shipping Ltd.	1,271,986	397
^	Uni-President China Holdings Ltd.	685,836	394
*	China Grand Forestry Green Resources Group Ltd.	12,464,000	381
	China Pharmaceutical Group Ltd.	620,000	371
	Xingda International Holdings Ltd.	320,000	370
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,652,000	347
^	Real Gold Mining Ltd.	239,476	341
^	NVC Lighting Holdings Ltd.	638,000	340
	First Tractor Co. Ltd.	244,832	338
*	Global Bio-Chem Technology Group Co. Ltd.	1,384,000	338
*,^	Hi Sun Technology China Ltd.	1,056,724	333
	Silver Grant International	889,998	328
	China High Precision Automation Group Ltd.	401,000	326
^	China Automation Group Ltd.	369,670	324
^	Peak Sport Products Co. Ltd.	423,756	324
	China Metal Recycling Holdings Ltd.	232,200	323
	Shanghai Forte Land Co.	712,000	320
*	Sino Union Energy Investment Group Ltd.	3,720,000	317
	Shenguan Holdings Group Ltd.	238,000	317
^	Comba Telecom Systems Holdings Ltd.	251,978	316
	China Shineway Pharmaceutical Group Ltd.	130,000	315
	TCC International Holdings Ltd.	505,000	306
	Sinolink Worldwide Holdings Ltd.	2,884,000	305
^	XTEP International Holdings	437,379	302
	Chiho-Tiande Group Ltd.	392,000	301
^	China Resources Gas Group Ltd.	199,306	291
*	United Energy Group Ltd.	1,895,259	288
	Jiangsu Future Land Co. Ltd. Class B	308,300	287
*	China Rare Earth Holdings Ltd.	656,000	284
*,^	Minmetals Resources Ltd.	406,127	267
	International Mining Machinery Holdings Ltd.	256,000	264
	Powerlong Real Estate Holdings Ltd.	839,000	262
*	China Precious Metal Resources Holdings Co. Ltd.	1,220,000	259
	Cosco International Holdings Ltd.	400,000	258
	China Lilang Ltd.	179,000	255
	Anhui Gujing Distillery Co. Ltd. Class B	35,300	254
*	Wuxi Little Swan Co. Ltd. Class B	123,700	254
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	536,000	253
^	Maoye International Holdings Ltd.	490,459	248
*	Interchina Holdings Co.	1,290,000	246
	Luthai Textile Co. Ltd. Class B	249,700	240
*	TCL Communication Technology Holdings Ltd.	236,000	229
	Heng Tai Consumables Group Ltd.	1,790,000	224
^	361 Degrees International Ltd.	331,000	220
	China Aerospace International Holdings Ltd.	1,724,000	207
	China SCE Property Holdings Ltd.	753,000	202
*	Sino Prosper State Gold Resources Holdings Ltd.	3,620,000	201
	Xinjiang Xinxin Mining Industry Co. Ltd.	332,000	201
*	Anxin-China Holdings Ltd.	792,000	200
*	Shanghai Industrial Urban Development Group Ltd.	550,000	194

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	China Fangda Group Co. Ltd. Class B	436,800	193
*	Citic 21CN Co. Ltd.	1,450,000	191
	Chongqing Machinery & Electric Co. Ltd.	520,000	187
	Lao Feng Xiang Co. Ltd. Class B	62,000	187
*	Vitar International Holdings Ltd.	880,000	186
	Hangzhou Steam Turbine Co. Class B	87,490	185
^	Kingsoft Corp. Ltd.	280,000	183
	Fantasia Holdings Group Co. Ltd.	1,087,500	182
	Beijing Capital Land Ltd.	524,000	180
	Sparkle Roll Group Ltd.	952,000	179
*,^	O-Net Communications Group Ltd.	311,000	176
*	Shanghai Dajiang Group Class B	396,800	171
*	China Power New Energy Development Co. Ltd.	2,160,000	170
	Great Wall Technology Co. Ltd.	340,000	169
	China Tontine Wines Group Ltd.	802,000	168
*	Golden Meditech Holdings Ltd.	952,000	167
^	Tianneng Power International Ltd.	314,000	166
	GZI Real Estate Investment Trust	312,000	166
	Shenzhou International Group Holdings Ltd.	142,000	165
	Wasion Group Holdings Ltd.	312,000	163
*	North Mining Shares Co. Ltd.	4,340,000	159
*	Shenzhen SEG Co. Ltd. Class B	407,600	159
	Minmetals Land Ltd.	874,000	158
*	China Oil and Gas Group Ltd.	1,440,000	156
	China Water Affairs Group Ltd.	408,000	155
	Livzon Pharmaceutical Inc. Class B	51,500	153
*,^	China ITS Holdings Co. Ltd.	309,000	152
	Shanghai Prime Machinery Co. Ltd.	694,000	151
*	Shandong Airlines Co. Ltd.	90,400	150
*	Sino Oil And Gas Holdings Ltd.	2,835,000	150
	Road King Infrastructure Ltd.	167,000	150
	China Singyes Solar Technologies Holdings Ltd.	156,000	149
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	52,900	147
*	Jingwei Textile Machinery	146,000	146
	Shanghai Baosight Software Co. Ltd. Class B	69,900	143
	Chigo Holding Ltd.	1,440,000	139
	Ruinian International Ltd.	199,000	136
*	Kama Co. Ltd. Class B	219,400	133
*	Kingway Brewery Holdings Ltd.	470,000	132
	Truly International Holdings	661,000	131
*	Pou Sheng International Holdings Ltd.	822,000	127
*	Jinshan Development & Construction Co. Ltd. Class B	211,300	125
	Shandong Chenming Paper Holdings Ltd.	146,000	124
*	Foshan Huaxin Packaging Co. Ltd. Class B	207,500	121
	Shanghai Diesel Engine Co. Ltd. Class B	127,500	120
	Yip's Chemical Holdings Ltd.	100,000	120
	China Nickel Resources Holding Co. Ltd.	730,000	116
	Ju Teng International Holdings Ltd.	344,000	114
*	Huangshan Tourism Development Co. Ltd. Class B	77,300	114
^	Lijun International Pharmaceutical Holding Ltd.	455,000	113
*,^	HKC Holdings Ltd.	2,208,360	113
	Tomson Group Ltd.	292,000	111
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	190,000	110
	Qingling Motors Co. Ltd.	308,000	109
	China South City Holdings Ltd.	670,000	109
^	Mingyuan Medicare Development Co. Ltd.	1,220,000	109
*	Kai Yuan Holdings Ltd.	2,680,000	107
*	Tianjin Development Hldgs Ltd.	136,000	102
^	BaWang International Group Holding Ltd.	360,000	101
*	SGSB Group Co. Ltd. Class B	153,400	100
*,^	PetroAsian Energy Holdings Ltd.	1,848,000	96
*	Shanghai Highly Group Co. Ltd. Class B	147,000	92
*	SVA Electron Co. Ltd. Class B	159,733	84
*	Hubei Sanonda Co. Ltd. Class B	178,600	84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Xiamen International Port Co. Ltd.	380,000	81
	China Hongxing Sports Ltd.	831,000	78
*	Tsann Kuen China Enterprise Co. Ltd. Class B	334,700	77
*	Konka Group Co. Ltd. Class B	206,600	74
	Sinopec Kantons Holdings Ltd.	134,000	71
	Welling Holding Ltd.	1,408,000	70
*	Shanghai Yaohua Pilkington Glass Co. Ltd. Class B	80,500	66
*	Chengde Dalu Co. Ltd. Class B	271,700	66
*	Hefei Meiling Co. Ltd. Class B	61,500	51
*	China Milk Products Group Ltd.	140,000	28
*	HKC Holdings Ltd. Warrants Exp. 06/09/2011	200,760	—
*	HKC Holdings Ltd. Warrants Exp. 05/26/2011	9,100	—
			50,331
Czech Republic (0.0%)
	Philip Morris CR AS	500	284

Denmark (1.0%)
	DSV A/S	116,399	3,044
*	Jyske Bank A/S	36,504	1,814
*	Topdanmark A/S	9,286	1,706
	GN Store Nord A/S	130,344	1,293
	Sydbank A/S	40,175	1,164
^	NKT Holding A/S	12,457	767
	SimCorp A/S	3,215	584
	East Asiatic Co. Ltd. A/S	10,345	344
	ALK-Abello A/S	5,627	342
	Solar A/S Class B	3,471	304
*	Genmab A/S	28,010	302
	IC Companys A/S	6,408	289
*,^	Torm A/S	31,117	202
*	Bang & Olufsen A/S	11,572	181
	D/S Norden	4,595	165
*	Alm Brand A/S	72,615	163
	Schouw & Co.	5,110	152
*,^	Bavarian Nordic A/S	5,129	118
			12,934
Egypt (0.1%)
	Six of October Development & Investment	17,776	185
*	Olympic Group Financial Investments	23,564	141
*	Palm Hills Developments SAE	381,740	126
	Ghabbour Auto	23,974	114
	Arab Cotton Ginning	184,483	106
*	Egyptian Media Production City	148,362	102
*	Egyptian Financial & Industrial Co.	45,940	96
*	Housing & Development Bank	29,623	93
*	Nile Cotton Ginning	48,692	87
	Canal Shipping Agencies Co.	91,337	85
*	Egyptian Resorts Co.	516,732	80
			1,215
Finland (1.8%)
^	Elisa Oyj	95,827	2,307
	YIT Oyj	72,543	2,176
	Konecranes Oyj	34,884	1,678
	Outotec Oyj	26,051	1,652
	Pohjola Bank plc	104,837	1,556
	Cargotec Oyj Class B	24,714	1,388
	Orion Oyj Class B	49,097	1,221
	Amer Sports Oyj Class A	70,507	1,156
	Sponda Oyj	142,746	842
^	Uponor Oyj	42,645	831
^	Huhtamaki Oyj	57,382	802
	Kemira Oyj	43,640	798
^	Tieto Oyj	40,701	751
	Ramirent Oyj	42,929	732

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Vacon plc	8,180	566
*	M-real Oyj Class B	111,615	528
	Stockmann OYJ Abp Class B	17,012	521
	Alma Media Oyj	40,796	476
	Citycon Oyj	95,622	453
^	Poyry Oyj	25,102	427
^	Cramo Oyj	15,542	412
	Ruukki Group Oyj	143,037	360
	Oriola-KD Oyj	69,325	302
	Lassila & Tikanoja Oyj	15,495	296
	Tikkurila Oyj	9,449	225
*	Finnair Oyj	41,300	223
	Raisio plc	55,409	212
^	HKScan Oyj	13,418	134
	Lemminkainen Oyj	3,014	119
	F-Secure Oyj	22,782	87
			23,231
France (4.4%)
	Arkema SA	34,579	3,601
	Groupe Eurotunnel SA	288,935	3,141
*	Valeo SA	42,910	2,733
	Rhodia SA	56,370	2,624
	Gemalto NV	48,594	2,489
	Zodiac Aerospace	23,014	1,806
	SEB SA	15,145	1,665
	Nexans SA	15,650	1,659
^	Bourbon SA	33,772	1,601
	Neopost SA	16,488	1,574
	Metropole Television SA	54,190	1,438
	Etablissements Maurel et Prom	65,244	1,390
	Havas SA	236,196	1,346
*	Faurecia	30,360	1,252
	Teleperformance	31,854	1,215
	CFAO SA	28,476	1,145
^	Mercialys SA	25,662	1,109
	Societe Immobiliere de Location pour l'Industrie et le Commerce	6,840	1,025
	Remy Cointreau SA	10,504	865
*	Derichebourg SA	89,405	847
	Rubis	6,662	818
	IPSOS	14,916	775
*,^	SOITEC	46,803	760
	Nexity SA	13,843	753
^	Ingenico	14,046	697
	Alten Ltd.	16,609	681
*	Technicolor	87,849	671
*	IMS-Intl Metal Service	24,670	644
	Saft Groupe SA	13,781	633
	Virbac SA	3,414	630
	SA des Ciments Vicat	6,808	622
	Mersen	9,340	568
	Delachaux SA	4,967	562
	Rallye SA	9,903	521
*	UBISOFT Entertainment	50,057	503
*	Medica SA	23,742	490
	Societe Fonciere Financiere et de Participations FFP	5,895	488
	Sechilienne-Sidec	16,636	487
	Sopra Group SA	3,992	470
*	Altran Technologies SA	59,299	468
^	Stallergenes SA	5,193	447
	Boiron SA	9,999	445
^	Plastic Omnium SA	4,624	443
	Esso SA Francaise	3,107	437
	Beneteau SA	20,036	430
	Canal &	50,077	409

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	GameLoft SA	55,062	401
^	April Group	12,067	388
	Orpea	7,520	376
	Groupe Steria SCA	11,323	376
	Seche Environnement SA	3,904	373
	Eurofins Scientific	3,368	363
	Pierre & Vacances	3,887	347
	Fimalac	7,406	334
*	Bull	46,952	312
	Vilmorin & Cie	2,451	310
^	LISI	2,919	283
	Faiveley Transport	2,709	276
*	Manitou BF SA	7,849	266
*,^	NicOx SA	91,323	241
	Societe de la Tour Eiffel	2,295	230
*	Euro Disney SCA	17,210	218
	Bonduelle S.C.A.	2,091	212
*	Club Mediterranee	8,976	209
*	Parrot SA	5,384	203
	Meetic	8,293	187
	Sequana	10,146	174
	Laurent-Perrier	1,215	155
^	Union Financiere de France BQE SA	3,200	152
	Assystem	5,746	151
	Trigano SA	4,091	146
*	Etam Developpement SA	2,835	136
	GL Events	3,251	125
*	GFI Informatique	20,155	115
*	Boursorama	8,356	110
*	Haulotte Group SA	4,806	107
	NRJ Group	8,245	98
*	Maisons France Confort	1,475	78
*,^	Theolia SA	36,283	74
*	Recylex SA	7,038	73
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	21
			56,997
Germany (4.7%)
^	Aixtron SE NA	57,190	2,429
*	Kabel Deutschland Holding AG	36,728	2,294
^	Software AG	11,815	2,236
	Symrise AG	66,458	2,187
	Tognum AG	56,273	2,157
*	Bilfinger Berger SE	20,986	2,020
*,^	MTU Aero Engines Holding AG	22,140	1,695
*,^	SGL Carbon SE	31,002	1,650
	Wincor Nixdorf AG	19,578	1,618
	Axel Springer AG	8,908	1,460
	Stada Arzneimittel AG	32,672	1,445
*	Sky Deutschland AG	310,713	1,365
	ProSiebenSat.1 Media AG Prior Pfd.	46,298	1,327
	Aurubis AG	22,054	1,303
	Douglas Holding AG	22,156	1,298
	United Internet AG	65,717	1,286
	Fuchs Petrolub AG	8,380	1,213
	Hugo Boss AG Prior Pfd.	11,248	1,115
	Deutsche Euroshop AG	27,122	1,096
	Brenntag AG	8,425	1,035
	Fuchs Petrolub AG Prior Pfd.	5,952	975
	Rhoen Klinikum AG	42,471	971
^	Gildemeister AG	37,645	954
	Wirecard AG	49,453	944
	ElringKlinger AG	25,880	907
*	Dialog Semiconductor plc	42,493	885
	Gerry Weber International AG	13,359	870

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Leoni AG	15,626	860
	Freenet AG	67,466	858
*	Rational AG	3,015	833
	Vossloh AG	5,252	755
*	Deutsche Wohnen AG	47,620	749
*	Aareal Bank AG	22,974	696
	Fielmann AG	6,507	692
^	Solarworld AG	43,031	689
*	Krones AG	8,258	668
	Pfeiffer Vacuum Technology AG	4,711	654
	Demag Cranes AG	12,048	647
*	Heidelberger Druckmaschinen AG	138,744	619
^	Rheinmetall AG	6,800	610
*	Deutz AG	63,022	576
*	KUKA AG	19,822	540
	Bechtle AG	11,148	530
*	IVG Immobilien AG	62,734	529
	GFK SE	9,097	517
*	Kloeckner & Co. SE	13,823	496
	MLP AG	46,013	456
	Bauer AG	8,424	453
	Kontron AG	36,112	445
	GAGFAH SA	45,539	414
	CTS Eventim AG	5,518	414
	BayWa AG	8,453	399
	KWS Saat AG	1,711	391
	Jungheinrich AG Prior Pfd.	8,168	375
	H&R WASAG AG	11,674	366
	Praktiker Bau- und Heimwerkermaerkte Holding AG	29,631	351
*	Morphosys AG	11,856	349
	Draegerwerk AG & Co. KGaA Prior Pfd.	3,270	343
^	Delticom AG	2,961	322
*,^	Asian Bamboo AG	5,731	289
*,^	Q-Cells SE	59,019	251
*	Roth & Rau AG	6,904	237
	Alstria Office REIT-AG	12,669	201
^	Phoenix Solar AG	6,064	196
*,^	Nordex SE	18,811	189
*	Jenoptik AG	21,581	177
	Sixt AG	3,469	175
*,^	Solar Millennium AG	5,506	169
*	QSC AG	43,900	167
	DIC Asset AG	12,211	164
*	Patrizia Immobilien AG	21,202	158
	Deutsche Beteiligungs AG	5,238	154
*	Centrotherm Photovoltaics AG	2,480	150
*	Sixt AG Prior Pfd.	3,677	149
*	Biotest AG Prior Pfd.	2,209	148
^	Grenkeleasing AG	2,429	145
	Medion AG	8,993	130
*	Air Berlin plc	28,265	126
	Carl Zeiss Meditec AG	5,721	125
^	Takkt AG	7,014	121
*	Duerr AG	2,879	112
*	Singulus Technologies AG	14,871	105
	CAT Oil AG	8,289	102
*	Manz Automation AG	1,341	94
*	Comdirect Bank AG	7,308	91
*	Indus Holding AG	2,596	86
	CropEnergies AG	10,226	83
*,^	Conergy AG	131,925	76
*	Constantin Medien AG	23,248	71
			60,772

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
Greece (0.5%)
*	Piraeus Bank SA	606,967	988
	Titan Cement Co. SA	31,720	846
*	Folli Follie Group	24,167	456
	JUMBO SA	56,316	454
*	Mytilineos Holdings SA	43,604	347
*	Viohalco	56,724	336
	Marfin Investment Group SA	309,096	325
	Ellaktor SA	68,555	311
	Motor Oil Hellas Corinth Refineries SA	23,337	310
	Hellenic Exchanges SA	34,557	276
*	TT Hellenic Postbank SA	54,511	234
	Intralot SA-Integrated Lottery Systems & Services	59,966	214
	Frigoglass SA	12,055	205
	Athens Water Supply & Sewage Co. SA	24,447	191
	Fourlis Holdings SA	23,049	190
	Metka SA	12,592	169
	GEK Terna Holding Real Estate Construction SA	38,413	139
	Eurobank Properties Real Estate Investment Co.	11,421	101
*	Sidenor Steel Products Manufacturing Co. SA	24,324	98
*	Piraeus Port Authority	4,046	88
*	Agricultural Bank of Greece	105,791	72
			6,350
Hong Kong (1.1%)
	Luk Fook Holdings International Ltd.	223,000	827
	Pacific Basin Shipping Ltd.	1,119,766	696
	Trinity Ltd.	622,000	673
	Chow Sang Sang Holdings International Ltd.	228,519	627
	Giordano International Ltd.	819,841	592
*	G-Resources Group Ltd.	7,637,279	591
	Dah Chong Hong Holdings Ltd.	453,032	519
	Stella International Holdings Ltd.	219,091	498
*	Singamas Container Holdings Ltd.	1,027,960	471
	Glorious Property Holdings Ltd.	1,630,000	467
*,^	Kaisa Group Holdings Ltd.	1,069,000	435
	Value Partners Group Ltd.	474,000	427
	SmarTone Telecommunications Holding Ltd.	274,000	425
	Midland Holdings Ltd.	546,000	423
*	China WindPower Group Ltd.	3,770,000	394
*	United Laboratories International Holdings Ltd.	204,000	344
*,^	Fook Woo Group Holdings Ltd.	998,000	310
	Vitasoy International Holdings Ltd.	342,698	295
	SA SA International Holdings Ltd.	437,747	263
*	King Stone Energy Group Ltd.	10,800,000	260
*	CST Mining Group Ltd.	9,768,000	259
	EVA Precision Industrial Holdings Ltd.	282,000	242
	IT Ltd.	278,000	224
	TAI Cheung Holdings	289,000	218
*	Lai Sun Development	6,052,000	207
	K Wah International Holdings Ltd.	507,000	202
*	eSun Holdings Ltd.	546,000	196
*	China Daye Non-Ferrous Metals Mining Ltd.	2,446,000	193
	China Medical System Holdings Ltd.	179,200	191
*,^	Boshiwa International Holding Ltd.	282,000	183
	HKR International Ltd.	295,200	172
	Silver base Group Holdings Ltd.	201,000	166
	Sunlight Real Estate Investment Trust	504,000	164
	Emperor Watch & Jewellery Ltd.	1,060,000	153
*	Varitronix International Ltd.	223,000	152
*,^	China Timber Resources Group Ltd.	3,600,000	148
	Shenglong PV-Tech Investment Co. Ltd.	27,128	145
*	Apollo Solar Energy Technology Holdings Ltd.	2,036,000	145
	Man Wah Holdings Ltd.	116,000	144
	Shui On Construction and Materials Ltd.	106,000	143

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Titan Petrochemicals Group Ltd.	1,560,000	129
	Prosperity REIT	531,000	128
	Regal Hotels International Holdings Ltd.	276,000	124
*	Apac Resources Ltd.	2,040,000	118
	Microport Scientific Corp.	155,000	114
^	Citic Telecom International Holdings Ltd.	395,000	113
*	Tom Group Ltd.	920,000	109
^	Besunyen Holdings Co.	319,000	109
	City Telecom HK Ltd.	143,000	108
	Pacific Textile Holdings Ltd.	147,000	95
	Dickson Concepts International Ltd.	107,000	85
	Far East Consortium	284,000	70
*	Polytec Asset Holdings Ltd.	460,000	69
*	Dejin Resources Group Co. Ltd.	2,404,000	67
*	Hong Kong Energy Holdings Ltd. Warrants Exp. 06/09/2011	12,166	—
			14,622
Hungary (0.0%)
*	Egis Gyogyszergyar Nyrt	1,466	161
*	FHB Mortgage Bank plc	12,740	74
			235
India (2.4%)
	LIC Housing Finance Ltd.	199,749	993
	Yes Bank Ltd.	142,580	987
	IndusInd Bank Ltd.	167,419	985
	Federal Bank Ltd.	89,349	850
	Petronet LNG Ltd.	213,071	637
	United Phosphorus Ltd.	185,213	634
	Indian Hotels Co. Ltd.	302,716	566
	Tata Global Beverages Ltd.	245,651	560
	Apollo Hospitals Enterprise Ltd.	51,393	552
	Patni Computer Systems Ltd.	56,986	552
	CESC Ltd.	75,189	525
	Aurobindo Pharma Ltd.	119,105	525
	Allahabad Bank	110,153	512
	Andhra Bank	161,994	510
	Jindal Saw Ltd.	109,065	496
	GTL Ltd.	51,218	484
*	Indiabulls Real Estate Ltd.	162,668	460
	Godrej Consumer Products Ltd.	53,110	453
	IFCI Ltd.	383,331	451
	Shree Renuka Sugars Ltd.	266,476	425
	Jain Irrigation Systems Ltd.	101,889	422
	Biocon Ltd.	48,449	405
	Thermax Ltd.	24,065	353
	Gujarat State Petronet Ltd.	140,320	313
	Amtek Auto Ltd.	83,893	310
	India Cements Ltd.	134,441	303
	Bhushan Steel Ltd.	26,256	297
	South Indian Bank Ltd.	555,263	286
*	GVK Power & Infrastructure Ltd.	516,010	283
	Century Textile & Industries Ltd.	34,675	282
*	Videocon Industries Ltd.	62,775	281
	Opto Circuits India Ltd.	41,130	281
	Indraprastha Gas Ltd.	38,105	277
	Sterling Biotech Ltd.	131,759	276
	Mahindra & Mahindra Financial Services Ltd.	16,632	276
	Indian Overseas Bank	79,784	275
	IVRCL Ltd.	150,193	270
	Hindustan Oil Exploration Co. Ltd.	56,300	268
	Sintex Industries Ltd.	68,109	268
	Monnet Ispat & Energy Ltd.	22,411	266
	Gujarat State Fertilisers & Chemicals Ltd.	31,276	264
*	Indiabulls Power Ltd.	508,588	256
	Torrent Pharmaceuticals Ltd.	18,709	254

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Coromandel International Ltd.	34,013	253
	Marico Ltd.	79,487	253
	Ruchi Soya Industries Ltd.	107,829	252
	Alstom Projects India Ltd.	17,933	250
	Era Infra Engineering Ltd.	59,024	250
	Motherson Sumi Systems Ltd.	47,674	249
	NCC Ltd.	106,537	247
	Jammu & Kashmir Bank Ltd.	13,467	246
	HCL Infosystems Ltd.	94,428	237
	Engineers India Ltd.	36,086	237
	Rolta India Ltd.	74,345	232
	Areva T&D India Ltd.	36,654	232
*	Dish TV India Ltd.	150,340	232
	Chambal Fertilizers & Chemicals Ltd.	118,848	230
	Bajaj Finserv Ltd.	19,145	229
*	Balrampur Chini Mills Ltd.	135,840	229
	Gujarat NRE Coke Ltd.	199,622	228
	Bombay Dyeing & Manufacturing Co. Ltd.	24,951	222
	Voltas Ltd.	58,912	220
	Ballarpur Industries Ltd.	275,816	216
	McLeod Russel India Ltd.	35,988	215
	Chennai Petroleum Corp. Ltd.	41,815	212
*	Praj Industries Ltd.	115,383	211
	SRF Ltd.	27,443	208
	Educomp Solutions Ltd.	19,183	207
	Religare Enterprises Ltd.	19,656	207
*	JSL Stainless Ltd.	97,190	196
	Central Bank Of India	63,788	194
	Nava Bharat Ventures Ltd.	34,887	194
	Apollo Tyres Ltd.	120,020	189
	IRB Infrastructure Developers Ltd.	46,826	187
*	Ispat Industries Ltd.	360,488	185
	UCO Bank	78,235	185
	Indian Bank	33,487	183
	Gujarat Mineral Development Corp. Ltd.	56,059	178
	Welspun Corp. Ltd.	40,857	177
	Bajaj Hindusthan Ltd.	100,513	171
	Syndicate Bank	63,389	168
	CMC Ltd.	3,596	166
	SREI Infrastructure Finance Ltd.	140,943	165
*	Raymond Ltd.	20,579	164
	BEML Ltd.	10,226	161
*	Wockhardt Ltd.	20,670	160
	Triveni Engineering & Industries Ltd.	67,622	159
*	3i Infotech Ltd.	140,184	157
	TVS Motor Co. Ltd.	121,091	155
	Nagarjuna Fertilizers & Chemicals	212,223	153
	India Infoline Ltd.	90,783	148
	Usha Martin Ltd.	98,474	145
*	Arvind Ltd.	86,337	144
	Shiv-Vani Oil & Gas Exploration Services Ltd.	20,699	142
	Emami Ltd.	15,075	141
*	Essar Shipping Ports & Logistics Ltd.	62,554	140
	PTC India Ltd.	67,119	136
	Kesoram Industries Ltd.	29,420	130
	Finolex Industries Ltd.	55,785	130
	Mercator Lines Ltd.	137,503	127
	Hindustan Construction Co.	159,091	127
	Peninsula Land Ltd.	96,537	126
*	Firstsource Solutions Ltd.	285,028	125
	Hotel Leela Venture Ltd.	127,786	120
	Sterlite Technologies Ltd.	85,739	119
	Karnataka Bank Ltd.	44,462	114
*	Manappuram General Finance & Leasing Ltd.	37,816	114

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Everest Kanto Cylinder Ltd.	59,062	112
*	Pipavav Shipyard Ltd.	56,896	112
	Gateway Distriparks Ltd.	40,141	111
	Gujarat Gas Co. Ltd.	12,465	104
	Indiabulls Securities Ltd.	268,678	99
	Radico Khaitan Ltd.	30,378	99
	Vijaya Bank	47,346	89
	Gujarat Narmada Valley Fertilizers Co. Ltd.	36,338	89
	Gujarat Alkalies & Chemicals	28,063	88
	Electrosteel Castings Ltd.	116,049	82
	Maharashtra Seamless Ltd.	9,680	79
*	Deccan Chronicle Holdings Ltd.	42,653	77
			31,943
Indonesia (0.8%)
	Lippo Karawaci Tbk PT	9,132,676	832
	Bakrieland Development Tbk PT	33,976,164	573
*	Bakrie Telecom Tbk PT	11,699,073	527
	Bakrie Sumatera Plantations Tbk PT	10,858,500	497
*	Energi Mega Persada Tbk PT	25,399,000	468
*	Pakuwon Jati Tbk PT	4,438,000	451
	Medco Energi Internasional Tbk PT	1,336,171	431
	Summarecon Agung Tbk PT	2,902,584	428
*	Barito Pacific Tbk PT	3,355,041	416
	Bumi Serpong Damai PT	3,853,000	415
*	Delta Dunia Makmur Tbk PT	2,487,500	379
	Indika Energy Tbk PT	770,939	366
	Jasa Marga PT	921,080	356
*	Bakrie and Brothers Tbk PT	45,320,988	356
	Timah Tbk PT	1,014,407	342
*	Ciputra Development Tbk PT	7,038,500	321
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,042,025	299
*	Holcim Indonesia Tbk PT	1,089,977	287
*	Indah Kiat Pulp & Paper Corp. Tbk PT	1,439,852	271
	Bank Tabungan Negara Tbk PT	1,326,500	265
	Alam Sutera Realty Tbk PT	7,380,500	255
*	Bhakti Investama Tbk PT	11,813,500	232
	Gajah Tunggal Tbk PT	837,500	228
*	Bisi International PT	1,163,500	227
	Media Nusantara Citra Tbk PT	1,984,000	205
	AKR Corporindo Tbk PT	914,500	183
*	Intiland Development Tbk PT	4,188,500	179
	Global Mediacom Tbk PT	1,997,500	175
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,003,000	149
	Ramayana Lestari Sentosa Tbk PT	1,562,000	133
*	Berlian Laju Tanker Tbk PT	2,727,500	124
*	Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	1
			10,371
Ireland (0.6%)
	DCC plc	49,954	1,665
*	Smurfit Kappa Group plc	76,285	1,039
	C&C Group plc	192,011	984
	Paddy Power plc	19,423	949
	Kingspan Group plc	93,888	916
	Grafton Group plc	141,974	746
	Glanbia plc	85,168	549
	United Drug plc	135,022	466
	FBD Holdings plc	26,379	283
	Greencore Group plc	167,008	272
*	Independent News & Media plc	187,458	162
*	Aer Lingus	89,102	109
	Fyffes plc	147,806	90
	Total Produce plc	143,022	89
*	Smurfit Kappa Group plc	6,094	84
	C&C Group plc	11,196	57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Irish Life & Permanent Group Holdings plc	148,118	33
			8,493
Israel (0.3%)
*	B Communications Ltd.	25,103	828
*	Mellanox Technologies Ltd.	16,770	469
	FMS Enterprises Migun Ltd.	11,359	338
	Frutarom Industries Ltd.	30,752	338
*	Internet Gold-Golden Lines Ltd.	10,804	307
*	Ceragon Networks Ltd.	16,777	213
	Jerusalem Economy Ltd.	16,457	209
*	Delek Real Estate Ltd.	983,390	184
	Alony Hetz Properties & Investments Ltd.	24,685	142
	Ituran Location and Control Ltd.	8,568	138
*	Hadera Paper Ltd.	1,541	125
	Shikun & Binui Ltd.	40,313	118
*	Given Imaging Ltd.	5,308	113
*	Retalix Ltd.	7,204	104
	Electra Ltd.	630	77
	Elco Holdings Ltd.	5,355	76
*	Gilat Satellite Networks Ltd.	14,900	72
			3,851
Italy (2.2%)
	Prysmian SPA	120,486	2,844
	Banca Popolare dell'Emilia Romagna Scrl	136,799	1,673
^	Banca Popolare di Sondrio SCARL	155,099	1,345
	Davide Campari-Milano SPA	149,321	1,075
	Societa Cattolica di Assicurazioni SCRL	35,210	991
	Tod's SPA	6,579	893
	Societa Iniziative Autostradali e Servizi SPA	61,641	794
	Azimut Holding SPA	61,927	792
	DiaSorin SPA	15,474	747
	Hera SPA	292,071	739
	Ansaldo STS SPA	47,287	731
*	Impregilo SPA	205,756	706
	Iren SPA	323,083	667
	Danieli & C Officine Meccaniche SPA	33,444	599
	Recordati SPA	54,574	578
*	Beni Stabili SPA	502,491	569
*	Cofide SPA	475,563	553
*	ACEA SPA	42,656	551
*	CIR-Compagnie Industriali Riunite SPA	200,297	525
	Piccolo Credito Valtellinese Scarl	107,702	513
*	Sorin SPA	170,063	489
	ERG SPA	30,267	447
	Piaggio & C SPA	107,134	419
	Italmobiliare SPA	15,099	414
	Credito Emiliano SPA	59,988	413
*	Safilo Group SPA	21,572	412
*	Arnoldo Mondadori Editore SPA	91,454	388
	MARR SPA	29,203	383
	Autostrada Torino-Milano SPA	22,526	379
^	Fondiaria-Sai SPA	39,833	370
	Maire Tecnimont SPA	85,350	358
*	Interpump Group SPA	39,229	354
*	Banca Popolare dell'Etruria e del Lazio	80,819	341
	De'Longhi SPA	23,853	305
	Credito Artigiano SPA	130,435	261
	Banca Generali SPA	15,300	257
	Banco di Desio e della Brianza SPA	43,406	245
*	Gemina SPA	230,344	239
*,^	Tiscali SPA	2,015,064	236
	Geox SPA	31,697	224
	Trevi Finanziaria SPA	13,424	218
	Amplifon SPA	34,009	209

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Indesit Co. SPA	15,820	209
*,^	Milano Assicurazioni SPA	141,245	208
	Benetton Group SPA	25,422	206
	SAES Getters SPA	26,385	203
*	Prelios SPA	253,144	199
	Danieli & C Officine Meccaniche SPA	6,220	198
*	Gruppo Editoriale L'Espresso SPA	63,749	198
	Italmobiliare SPA	3,975	174
	Brembo SPA	12,475	170
*	Gruppo Coin SPA	16,608	169
*,^	Premafin Finanziaria SPA	186,237	168
	Astaldi SPA	18,879	165
*	Cam Finanziaria SPA	222,465	133
*	RCS MediaGroup SPA	65,312	128
*	DeA Capital SPA	54,287	125
	Fondiaria-Sai SPA RSP	20,355	115
	Cementir Holding SPA	31,451	101
*	Digital Multimedia Technologies SPA	2,995	95
	Esprinet SPA	10,427	90
	Immobiliare Grande Distribuzione	36,604	88
	Landi Renzo SPA	23,836	87
	Sogefi SPA	18,986	80
*	IMMSI SPA	60,268	78
	Industria Macchine Automatiche SPA	3,530	76
*	Snai SPA	19,897	72
*	KME Group SPA	127,058	68
*	Interpump Group SPA Warrants Exp. 10/31/2012	2,440	3
*	Tiscali SPA Warrants Exp. 12/15/2014	221,192	1
			28,853
Japan (10.2%)
	Kayaba Industry Co. Ltd.	117,959	981
	Nachi-Fujikoshi Corp.	150,742	842
	K's Holdings Corp.	26,905	839
	Sanrio Co. Ltd.	24,956	830
	Duskin Co. Ltd.	40,378	815
	Sankyu Inc.	170,014	781
	OSG Corp.	54,994	737
	Kyowa Exeo Corp.	69,323	729
	Makino Milling Machine Co. Ltd.	74,901	704
^	eAccess Ltd.	1,456	687
	Maeda Road Construction Co. Ltd.	71,139	675
^	Anritsu Corp.	83,829	669
	Iwatani Corp.	188,696	623
	Shochiku Co. Ltd.	85,723	619
	Sanyo Chemical Industries Ltd.	75,274	615
	Miura Co. Ltd.	21,218	603
	Yamagata Bank Ltd.	123,426	602
	Hoshizaki Electric Co. Ltd.	30,641	596
^	Hitachi Kokusai Electric Inc.	71,038	592
	Okumura Corp.	151,213	591
	Exedy Corp.	18,304	585
	Joshin Denki Co. Ltd.	60,000	581
	Hitachi Zosen Corp.	397,790	581
	FP Corp.	9,995	577
	Horiba Ltd.	19,014	572
	M3 Inc.	88	572
*	Pioneer Corp.	134,113	567
	Toagosei Co. Ltd.	104,584	566
	Nichicon Corp.	36,787	565
	Kiyo Holdings Inc.	387,965	552
	Kakaku.com Inc.	95	547
	Hulic Co. Ltd.	64,829	542
	Fuji Oil Co. Ltd.	38,898	540
	Aichi Steel Corp.	89,029	540

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Kyudenko Corp.	90,000	535
	Fuyo General Lease Co. Ltd.	16,923	530
	Asahi Diamond Industrial Co. Ltd.	25,422	529
^	Toyo Tanso Co. Ltd.	9,510	528
	KYORIN Holdings Inc.	29,320	523
	Kadokawa Group Holdings Inc.	19,850	518
	Nikkiso Co. Ltd.	62,264	517
	Nifco Inc.	20,408	516
	Tsubakimoto Chain Co.	96,250	512
	Japan Airport Terminal Co. Ltd.	39,227	507
	Aica Kogyo Co. Ltd.	37,960	502
	Inaba Denki Sangyo Co. Ltd.	18,915	499
	Takasago Thermal Engineering Co. Ltd.	58,316	498
	Sanyo Special Steel Co. Ltd.	88,472	494
	Hanwa Co. Ltd.	115,415	493
	Meitec Corp.	25,367	491
	Tadano Ltd.	91,807	491
	Mitsui Sugar Co. Ltd.	97,000	485
	Toyo Ink SC Holdings Co. Ltd.	95,151	482
	Daio Paper Corp.	66,454	481
	Tokyo Seimitsu Co. Ltd.	24,423	478
	Kureha Corp.	95,338	478
	Hosiden Corp.	47,612	477
	Oiles Corp.	24,690	476
	Tamron Co. Ltd.	21,600	476
	Toho Zinc Co. Ltd.	86,758	473
	Nippon Denko Co. Ltd.	71,990	471
	IBJ Leasing Co. Ltd.	19,063	470
	Nippon Flour Mills Co. Ltd.	94,404	468
	Nissin Kogyo Co. Ltd.	27,501	463
	Mirait Holdings Corp.	61,100	462
	Daiseki Co. Ltd.	21,387	454
	Nippon Light Metal Co. Ltd.	219,023	448
	Ryosan Co. Ltd.	19,079	443
	Nisshin Oillio Group Ltd.	94,416	442
	Kaken Pharmaceutical Co. Ltd.	34,067	442
	Sangetsu Co. Ltd.	19,132	440
	Sumitomo Warehouse Co. Ltd.	95,208	438
	Sanken Electric Co. Ltd.	81,469	437
	Bank of the Ryukyus Ltd.	36,719	434
	Toei Co. Ltd.	94,648	432
	FCC Co. Ltd.	18,243	430
	Seikagaku Corp.	36,964	429
^	Meidensha Corp.	99,919	428
	Musashi Seimitsu Industry Co. Ltd.	17,715	428
	Tsuruha Holdings Inc.	9,000	426
	Hokuto Corp.	18,895	423
	Megmilk Snow Brand Co. Ltd.	27,152	422
	NOF Corp.	95,202	418
^	Geo Corp.	358	415
	Sugi Holdings Co. Ltd.	17,291	414
	Sakai Chemical Industry Co. Ltd.	79,000	413
	Okinawa Electric Power Co. Inc.	9,440	412
	Mizuno Corp.	94,782	409
	Ricoh Leasing Co. Ltd.	18,200	408
	Nihon Kohden Corp.	19,081	405
	Fancl Corp.	29,404	404
	Tokyo Ohka Kogyo Co. Ltd.	19,073	403
	Hogy Medical Co. Ltd.	9,751	403
	Kitz Corp.	77,200	402
	Nippon Soda Co. Ltd.	91,587	402
	Mitsuboshi Belting Co. Ltd.	85,000	401
	Zensho Co. Ltd.	37,961	400
	Sanki Engineering Co. Ltd.	67,000	400

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Topy Industries Ltd.	150,795	398
	NSD Co. Ltd.	42,900	397
	Morinaga Milk Industry Co. Ltd.	97,678	394
	Nakamuraya Co. Ltd.	83,000	389
	Toyo Engineering Corp.	96,000	388
	Yamanashi Chuo Bank Ltd.	86,311	385
	Fujitec Co. Ltd.	75,000	384
	Bank of Okinawa Ltd.	9,504	381
	Shimizu Bank Ltd.	9,500	381
	MOS Food Services Inc.	20,710	381
^	Nichi-iko Pharmaceutical Co. Ltd.	14,700	380
	Fuji Soft Inc.	24,864	380
	Izumiya Co. Ltd.	87,000	379
	ADEKA Corp.	38,255	379
	Itoham Foods Inc.	95,000	377
	Central Glass Co. Ltd.	95,015	376
	Oyo Corp.	36,300	374
	So-net Entertainment Corp.	99	373
	Seiren Co. Ltd.	55,300	372
	Keihin Corp.	19,349	370
	NET One Systems Co. Ltd.	204	369
	Okamoto Industries Inc.	96,000	368
	Tokyo Rope Manufacturing Co. Ltd.	93,000	367
	Taikisha Ltd.	19,063	366
	Denki Kogyo Co. Ltd.	76,400	365
	Accordia Golf Co. Ltd.	563	363
	Komori Corp.	37,975	361
	Mitsui-Soko Co. Ltd.	96,000	356
	Futaba Corp.	19,080	356
	San-A Co. Ltd.	9,100	353
	Bank of Iwate Ltd.	9,324	353
^	Kappa Create Co. Ltd.	19,150	352
	Alpine Electronics Inc.	27,774	349
	Resorttrust Inc.	28,528	348
	Nitta Corp.	19,300	346
	Toa Corp.	192,000	346
	EDION Corp.	39,933	345
	Japan Vilene Co. Ltd.	73,000	344
	TS Tech Co. Ltd.	19,485	343
^	Megachips Corp.	19,900	340
	Tokai Tokyo Financial Holdings Inc.	113,432	340
	Saizeriya Co. Ltd.	19,921	340
*,^	Tobishima Corp.	938,500	339
	Yodogawa Steel Works Ltd.	80,113	338
	Noritake Co. Ltd.	84,000	336
	Japan Securities Finance Co. Ltd.	53,641	336
	Colowide Co. Ltd.	60,500	336
	Noritz Corp.	19,135	334
	Tomy Co. Ltd.	38,617	333
*	Furukawa Co. Ltd.	297,000	332
	Pigeon Corp.	9,600	331
	Minato Bank Ltd.	176,000	328
	Ariake Japan Co. Ltd.	19,300	326
	Daifuku Co. Ltd.	47,961	325
	Hokuetsu Kishu Paper Co. Ltd.	57,721	323
^	Penta-Ocean Construction Co. Ltd.	146,000	322
	Wacom Co. Ltd.	249	318
	Mandom Corp.	12,079	318
	Earth Chemical Co. Ltd.	9,515	317
*	Sumitomo Light Metal Industries Ltd.	276,000	316
	Daihen Corp.	78,759	316
	CKD Corp.	34,500	313
	Sanwa Holdings Corp.	95,637	311
	Maeda Corp.	101,306	308

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Paris Miki Holdings Inc.	31,500	308
	Toho Holdings Co. Ltd.	29,618	305
	Marudai Food Co. Ltd.	96,000	305
	Century Tokyo Leasing Corp.	17,579	302
	Nippon Signal Co. Ltd.	38,600	302
	Daibiru Corp.	37,887	301
	Nihon Parkerizing Co. Ltd.	21,596	300
	AOKI Holdings Inc.	19,400	299
	SHO-BOND Holdings Co. Ltd.	11,400	298
*,^	Fudo Tetra Corp.	143,400	298
	Nippon Gas Co. Ltd.	21,400	298
	Shinko Plantech Co. Ltd.	26,600	298
	Arcs Co. Ltd.	19,200	297
*	Unitika Ltd.	388,000	297
	Yachiyo Bank Ltd.	9,700	296
	Sintokogio Ltd.	29,500	295
	Aomori Bank Ltd.	96,000	293
	Ain Pharmaciez Inc.	7,500	292
	TOMONY Holdings Inc.	82,700	292
	Nippon Chemi-Con Corp.	55,696	291
	Kyoei Steel Ltd.	16,400	288
*	JVC Kenwood Holdings Inc.	55,640	287
	Toyo Tire & Rubber Co. Ltd.	117,000	286
	Shikoku Bank Ltd.	95,003	285
	Nichiden Corp.	9,600	285
	Maruha Nichiro Holdings Inc.	190,348	284
	Akita Bank Ltd.	96,000	283
	Amano Corp.	30,456	283
	Nagaileben Co. Ltd.	10,400	278
	Akebono Brake Industry Co. Ltd.	52,857	278
	Shibusawa Warehouse Co. Ltd.	86,000	277
	GMO internet Inc.	63,000	275
	Ehime Bank Ltd.	97,000	274
	Sakata Seed Corp.	19,056	270
	Sanden Corp.	57,000	270
	Xebio Co. Ltd.	14,508	269
*	Unihair Co. Ltd.	27,809	268
	Yamazen Corp.	46,900	268
	Japan Wool Textile Co. Ltd.	30,189	268
	Asahi Organic Chemicals Industry Co. Ltd.	96,000	267
	Fujimi Inc.	19,300	263
	Toyo Corp.	25,800	262
	Nippon Suisan Kaisha Ltd.	93,562	262
^	Kohnan Shoji Co. Ltd.	15,800	261
	Eighteenth Bank Ltd.	96,000	261
	Daiwabo Holdings Co. Ltd.	125,761	258
	Tokyo Tomin Bank Ltd.	19,300	258
	Mikuni Coca-Cola Bottling Co. Ltd.	28,600	258
*	Orient Corp.	209,500	258
	Prima Meat Packers Ltd.	191,000	256
	Pilot Corp.	138	255
	Atsugi Co. Ltd.	215,000	253
	Ryoyo Electro Corp.	24,600	253
^	Toyo Construction Co. Ltd.	226,000	253
	Toyo Kanetsu KK	105,000	251
	Gunze Ltd.	69,079	250
^	Dr Ci:Labo Co. Ltd.	59	250
	Parco Co. Ltd.	29,200	249
	Mie Bank Ltd.	95,000	248
	Kato Works Co. Ltd.	88,000	248
	Doutor Nichires Holdings Co. Ltd.	20,737	247
	Star Micronics Co. Ltd.	21,700	245
	Bank of Saga Ltd.	96,000	245
^	Temp Holdings Co. Ltd.	26,400	244

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Heiwado Co. Ltd.	19,200	243
	Sanyo Shokai Ltd.	81,000	243
	Nichias Corp.	39,855	242
	Cocokara fine Inc.	11,289	242
	Nitto Kohki Co. Ltd.	9,900	242
	Jaccs Co. Ltd.	87,000	241
	TKC	11,300	241
	Saibu Gas Co. Ltd.	99,734	241
	Wood One Co. Ltd.	51,000	240
	Avex Group Holdings Inc.	19,300	240
	Chofu Seisakusho Co. Ltd.	9,800	239
	Nihon Unisys Ltd.	38,600	239
	Foster Electric Co. Ltd.	10,185	238
	AOC Holdings Inc.	35,600	238
	Morinaga & Co. Ltd.	105,518	238
	Seiko Holdings Corp.	72,291	237
	Chudenko Corp.	19,100	235
	Canon Electronics Inc.	9,794	235
	Yoshinoya Holdings Co. Ltd.	193	234
	Toho Bank Ltd.	94,664	233
	Kitagawa Iron Works Co. Ltd.	128,000	233
	Okamura Corp.	41,000	233
	Nitto Boseki Co. Ltd.	95,738	233
	HIS Co. Ltd.	9,700	232
	Showa Sangyo Co. Ltd.	85,000	231
	Godo Steel Ltd.	89,000	230
	Iino Kaiun Kaisha Ltd.	48,000	228
	Fuji Co. Ltd.	11,000	228
	Kurabo Industries Ltd.	124,000	224
	Daisan Bank Ltd.	91,000	223
	F&A Aqua Holdings Inc.	25,000	221
	Heiwa Real Estate Co. Ltd.	98,000	220
*,^	Iseki & Co. Ltd.	97,000	220
	Nihon Dempa Kogyo Co. Ltd.	14,400	220
	Nippon Beet Sugar Manufacturing Co. Ltd.	97,000	218
	Miyazaki Bank Ltd.	96,000	218
	Nippon Carbon Co. Ltd.	93,000	217
*	Kenedix Inc.	1,176	215
	Ryobi Ltd.	55,435	215
	Roland Corp.	18,600	214
	Ryoshoku Ltd.	10,000	213
^	Yorozu Corp.	10,500	213
*	Ishihara Sangyo Kaisha Ltd.	177,000	213
	Chugoku Marine Paints Ltd.	25,000	211
	TOC Co. Ltd.	51,500	211
	Max Co. Ltd.	17,000	210
*	Tokyo Dome Corp.	97,000	210
	Hokuetsu Bank Ltd.	97,000	209
	Itochu Enex Co. Ltd.	38,400	208
	Nippon Densetsu Kogyo Co. Ltd.	21,403	206
	Fuji Seal International Inc.	9,700	205
	Nagano Bank Ltd.	97,000	205
	Nippon Shinyaku Co. Ltd.	15,571	203
	Valor Co. Ltd.	18,700	199
*	Kanematsu Corp.	198,000	197
	Nishimatsu Construction Co. Ltd.	129,000	197
	Mitsubishi Paper Mills Ltd.	193,000	196
*	Oki Electric Industry Co. Ltd.	238,311	195
	Tachi-S Co. Ltd.	11,600	195
	Unipres Corp.	9,100	195
	Higashi-Nippon Bank Ltd.	96,000	195
^	Takaoka Electric Manufacturing Co. Ltd.	50,000	195
	Toli Corp.	84,000	194
	Shin-Etsu Polymer Co. Ltd.	36,000	194

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	FIDEA Holdings Co. Ltd.	75,300	194
	Nippon Konpo Unyu Soko Co. Ltd.	18,000	193
^	Krosaki Harima Corp.	47,000	193
	Kisoji Co. Ltd.	9,700	193
	DCM Holdings Co. Ltd.	30,300	193
	Kato Sangyo Co. Ltd.	11,400	192
*	Misawa Homes Co. Ltd.	33,800	192
	Takara Standard Co. Ltd.	25,098	190
	Sanyo Denki Co. Ltd.	22,000	189
	Riken Corp.	48,000	189
	Toshiba Plant Systems & Services Corp.	16,524	189
	Okabe Co. Ltd.	33,900	188
	Tokushu Tokai Paper Co. Ltd.	96,000	188
	Sumitomo Mitsui Financial Group Inc.	6,042	188
*,^	Daiei Inc.	53,500	187
	Fukui Bank Ltd.	61,769	187
	Japan Drilling Co. Ltd.	4,600	186
	Sasebo Heavy Industries Co. Ltd.	97,000	186
^	WATAMI Co. Ltd.	10,600	185
	Aeon Delight Co. Ltd.	9,600	184
	Senshukai Co. Ltd.	29,700	182
*	SWCC Showa Holdings Co. Ltd.	143,000	181
	Calsonic Kansei Corp.	44,000	179
	Melco Holdings Inc.	5,600	179
	Moshi Moshi Hotline Inc.	9,750	179
	Nippon Thompson Co. Ltd.	24,000	179
	Nippo Corp.	22,000	177
^	Topcon Corp.	30,800	176
	Mitsubishi Steel Manufacturing Co. Ltd.	52,000	175
	Ship Healthcare Holdings Inc.	13,400	174
	T-Gaia Corp.	100	174
	Osaka Steel Co. Ltd.	9,600	173
^	Sumisho Computer Systems Corp.	12,100	172
	Michinoku Bank Ltd.	96,000	171
	Milbon Co. Ltd.	6,050	170
	Taiyo Holdings Co. Ltd.	5,500	170
	Bank of Nagoya Ltd.	53,121	169
*	Showa Corp.	25,800	168
	Asahi Holdings Inc.	8,100	168
*,^	CSK Corp.	51,600	165
	Press Kogyo Co. Ltd.	36,000	165
	Morita Holdings Corp.	26,154	165
	Aiphone Co. Ltd.	10,000	164
*	Janome Sewing Machine Co. Ltd.	179,000	163
*	Sankyo-Tateyama Holdings Inc.	112,000	162
	Towa Pharmaceutical Co. Ltd.	3,100	162
	Eizo Nanao Corp.	7,200	161
	Riso Kagaku Corp.	8,500	160
*	Cosmos Pharmaceutical Corp.	3,600	159
	Alpen Co. Ltd.	9,700	159
	ZERIA Pharmaceutical Co. Ltd.	13,000	157
*	Daikyo Inc.	97,000	156
*	Chiba Kogyo Bank Ltd.	28,700	155
	Coca-Cola Central Japan Co. Ltd.	11,400	155
	Toshiba Machine Co. Ltd.	29,000	155
	Nippon Steel Trading Co. Ltd.	54,000	155
^	Towa Bank Ltd.	128,000	155
	Sanei-International Co. Ltd.	13,900	155
	Paramount Bed Co. Ltd.	5,700	155
	Round One Corp.	25,400	154
	Marusan Securities Co. Ltd.	36,700	154
	Sodick Co. Ltd.	23,000	151
	Nippon Seiki Co. Ltd.	13,000	151
^	Toda Kogyo Corp.	16,000	150

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
^	Tsugami Corp.	22,000	149
	Tsukishima Kikai Co. Ltd.	16,000	147
	Ministop Co. Ltd.	9,000	146
	Kanto Auto Works Ltd.	22,000	143
^	Gourmet Navigator Inc.	12,200	143
	Nippon Synthetic Chemical Industry Co. Ltd.	22,000	140
*,^	Clarion Co. Ltd.	81,000	139
	Japan Aviation Electronics Industry Ltd.	19,000	139
	Aida Engineering Ltd.	31,600	139
	Stella Chemifa Corp.	3,800	138
	Oita Bank Ltd.	43,435	138
	ASKUL Corp.	10,000	138
^	Dwango Co. Ltd.	51	138
	Transcosmos Inc.	14,700	138
	Mitsui Matsushima Co. Ltd.	60,000	137
	Sinfonia Technology Co. Ltd.	44,000	137
	Vital KSK Holdings Inc.	16,200	136
	Kuroda Electric Co. Ltd.	12,200	136
	Aichi Machine Industry Co. Ltd.	38,000	136
	Daido Metal Co. Ltd.	15,000	135
	Nichii Gakkan Co.	17,200	135
	Futaba Industrial Co. Ltd.	23,600	135
	Nissan Shatai Co. Ltd.	18,000	135
	Nissen Holdings Co. Ltd.	20,700	135
^	Token Corp.	3,150	134
	Hibiya Engineering Ltd.	14,300	134
	Tv Tokyo Holdings Corp.	10,400	134
	ASKA Pharmaceutical Co. Ltd.	16,000	133
	Chugai Ro Co. Ltd.	31,000	132
	Japan Radio Co. Ltd.	53,000	132
	Sato Corp.	10,000	131
	Macromill Inc.	11,500	131
	Koa Corp.	11,700	131
	Chiyoda Co. Ltd.	9,800	130
	Kanto Denka Kogyo Co. Ltd.	17,000	130
	Sankyo Seiko Co. Ltd.	40,597	128
	Cosel Co. Ltd.	8,100	128
	United Arrows Ltd.	7,600	126
*	Daikokutenbussan Co. Ltd.	3,900	126
	Nippon Coke & Engineering Co. Ltd.	65,500	125
	Sekisui Jushi Corp.	12,000	125
	Hisaka Works Ltd.	11,000	124
	Seika Corp.	45,000	124
	Aisan Industry Co. Ltd.	13,200	124
	Bic Camera Inc.	265	121
	Takasago International Corp.	23,000	120
	Shinmaywa Industries Ltd.	28,000	119
^	Nihon M&A Center Inc.	22	117
	Torii Pharmaceutical Co. Ltd.	5,700	117
*,^	Aiful Corp.	100,000	116
	Nissin Electric Co. Ltd.	14,000	115
	Taiko Pharmaceutical Co. Ltd.	9,800	115
	Furukawa-Sky Aluminum Corp.	40,000	115
	Fuji Kyuko Co. Ltd.	22,000	114
	Aichi Bank Ltd.	1,900	114
	Ichiyoshi Securities Co. Ltd.	18,100	113
	Paltac Corp.	6,600	111
	Descente Ltd.	26,000	110
	T RAD Co. Ltd.	26,000	109
	Mitsubishi Pencil Co. Ltd.	6,100	109
	Taihei Dengyo Kaisha Ltd.	12,000	109
	DTS Corp.	11,400	108
	Kintetsu World Express Inc.	3,200	108
	Mitsuba Corp.	14,000	108

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Elematec Corp.	8,300	108
	Nihon Nohyaku Co. Ltd.	24,000	108
	Panasonic Electric Works SUNX Co. Ltd.	19,100	107
	Kumiai Chemical Industry Co. Ltd.	39,000	107
^	Kinugawa Rubber Industrial Co. Ltd.	22,000	107
	Yokohama Reito Co. Ltd.	15,800	107
	Shoei Co. Ltd.	11,600	107
	Inabata & Co. Ltd.	18,500	106
	BML Inc.	3,700	105
	Zappallas Inc.	77	105
	Shibuya Kogyo Co. Ltd.	9,500	105
	Teikoku Piston Ring Co. Ltd.	11,500	104
*	Tsukuba Bank Ltd.	35,700	104
	Tokyu Livable Inc.	12,200	104
	St. Marc Holdings Co. Ltd.	2,800	103
	Goldcrest Co. Ltd.	6,180	103
	Fujitsu General Ltd.	19,000	102
	Hamakyorex Co. Ltd.	3,500	102
	Modec Inc.	5,500	102
	Nidec-Tosok Corp.	11,500	102
	Bando Chemical Industries Ltd.	24,000	101
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	100
	Yusen Logistics Co. Ltd.	5,700	100
	Osaki Electric Co. Ltd.	11,000	99
	Nidec Copal Corp.	8,500	99
*	Uniden Corp.	27,000	99
	JFE Shoji Holdings Inc.	22,000	97
	SMK Corp.	22,000	96
	Gulliver International Co. Ltd.	2,390	96
	Juki Corp.	38,000	96
	Mito Securities Co. Ltd.	65,000	95
	Nittetsu Mining Co. Ltd.	20,000	95
	Nippon Ceramic Co. Ltd.	4,500	95
	Asahi Co. Ltd.	4,600	95
	Idec Corp.	9,200	94
	TECMO KOEI HOLDINGS CO Ltd.	12,600	94
	Kaga Electronics Co. Ltd.	8,200	94
	Enplas Corp.	6,700	93
	Ryoden Trading Co. Ltd.	15,000	92
^	Shin-Kobe Electric Machinery Co. Ltd.	6,000	92
*	Takuma Co. Ltd.	25,000	92
	Kyosan Electric Manufacturing Co. Ltd.	16,000	91
	Royal Holdings Co. Ltd.	8,800	91
	Nippon Valqua Industries Ltd.	31,000	90
	NEC Networks & System Integration Corp.	6,900	90
^	Axell Corp.	4,700	90
	Trusco Nakayama Corp.	5,300	90
	Yokogawa Bridge Holdings Corp.	13,000	89
	Daiichi Jitsugyo Co. Ltd.	22,000	89
	Tsutsumi Jewelry Co. Ltd.	3,500	87
	Sanshin Electronics Co. Ltd.	10,400	87
	Nitto Kogyo Corp.	8,400	87
	Japan Pulp & Paper Co. Ltd.	24,000	87
	Japan Digital Laboratory Co. Ltd.	7,500	87
	Megane TOP Co. Ltd.	8,500	84
	Shindengen Electric Manufacturing Co. Ltd.	19,000	82
	Internet Initiative Japan Inc.	24	82
	NS United Kaiun Kaisha Ltd.	41,000	82
	NEC Fielding Ltd.	7,300	82
*	Nippon Yakin Kogyo Co. Ltd.	34,000	81
*,^	Leopalace21 Corp.	56,500	80
	Torishima Pump Manufacturing Co. Ltd.	5,000	80
	Maezawa Kyuso Industries Co. Ltd.	5,900	78
	Totetsu Kogyo Co. Ltd.	9,000	78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Ines Corp.	11,800	78
	Topre Corp.	9,400	77
	ST Corp.	7,500	77
	Senko Co. Ltd.	26,000	77
	Doshisha Co. Ltd.	3,500	77
	Tokyo Rakutenchi Co. Ltd.	23,000	76
	Kentucky Fried Chicken Japan Ltd.	3,000	75
	Shinko Shoji Co. Ltd.	8,800	75
	Nihon Yamamura Glass Co. Ltd.	27,000	75
*	Daiichi Chuo KK	38,000	74
	Eagle Industry Co. Ltd.	7,000	73
	Nice Holdings Inc.	30,000	72
	Tocalo Co. Ltd.	3,800	72
	Pacific Industrial Co. Ltd.	15,000	71
	Macnica Inc.	3,000	71
	JSP Corp.	4,000	71
	EPS Co. Ltd.	31	71
	Fujimori Kogyo Co. Ltd.	5,100	70
	Nippon Sharyo Ltd.	16,000	70
	Arisawa Manufacturing Co. Ltd.	13,900	69
	Shinkawa Ltd.	7,200	69
*,^	Fujiya Co. Ltd.	41,000	68
	Dydo Drinco Inc.	1,700	66
	Shimojima Co. Ltd.	5,600	65
	Toyo Securities Co. Ltd.	43,000	65
	Nomura Co. Ltd.	21,000	63
	Origin Electric Co. Ltd.	12,000	62
	Zuken Inc.	7,600	57
			132,819
Malaysia (1.0%)
*	AirAsia Bhd.	1,124,262	1,092
	Dialog Group Bhd.	791,453	666
	Malaysian Resources Corp. Bhd.	781,447	563
	Bursa Malaysia Bhd.	202,736	550
	Genting Plantations Bhd.	189,573	512
	Media Prima Bhd.	555,940	493
	SapuraCrest Petroleum Bhd.	391,815	493
	IGB Corp. Bhd.	655,673	472
	Top Glove Corp. Bhd.	264,779	464
	Multi-Purpose Holdings Bhd.	425,344	451
	Kulim Malaysia Bhd.	396,236	428
	DRB-Hicom Bhd.	572,727	428
	Boustead Holdings Bhd.	211,675	414
	Kencana Petroleum Bhd.	456,300	406
	Berjaya Corp. Bhd.	1,051,471	405
	Affin Holdings Bhd.	342,600	405
	WCT Bhd.	366,343	377
	KNM Group Bhd.	409,146	364
*	Malaysian Airline System Bhd.	569,300	351
	Samling Global Ltd.	2,418,000	335
	Malaysia Airports Holdings Bhd.	156,177	326
	KLCC Property Holdings Bhd.	272,799	303
	Carlsberg Brewery-Malay Bhd.	100,400	268
	TAN Chong Motor Holdings Bhd.	159,498	252
	Eastern & Oriental Bhd.	515,300	248
	Wah Seong Corp. Bhd.	325,136	245
	Supermax Corp. Bhd.	173,575	242
	OSK Holdings Bhd.	371,297	218
	IJM Land Bhd.	197,100	187
*	Mulpha International Bhd.	968,500	174
	Unisem M Bhd.	266,980	168
	Mudajaya Group Bhd.	106,300	166
	TA Enterprise Bhd.	649,200	166
	Malaysian Bulk Carriers Bhd.	182,500	160

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Lion Industries Corp. Bhd.	257,300	147
	Hartalega Holdings Bhd.	73,200	141
	Muhibbah Engineering M Bhd.	235,900	128
	Uchi Technologies Bhd.	206,000	97
	Puncak Niaga Holding Bhd.	107,200	76
*	WCT Bhd. Warrants Expire 02/24/2016	73,268	19
*	Kulim Malaysia Bhd. Warrants	46,729	13
*	Petra Perdana Bhd. Warrants Exp. 10/26/2015	25,612	6
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	3
			13,422
Mexico (0.7%)
	Coca-Cola Femsa SAB de CV	161,498	1,287
	Banco Compartamos SA de CV	158,385	1,101
*	Empresas ICA SAB de CV	373,896	923
	Grupo Aeroportuario del Sureste SAB de CV Class B	149,519	884
*	Genomma Lab Internacional SAB de CV Class B	348,282	870
*	Desarrolladora Homex SAB de CV	137,128	646
*	Corp GEO SAB de CV	215,720	637
	TV Azteca SAB de CV	797,854	570
*	Axtel SAB de CV	748,225	443
*	Industrias CH SAB de CV Class B	100,572	400
*	Controladora Comercial Mexicana SAB de CV	226,800	395
	Consorcio ARA SAB de CV	597,177	355
	Grupo Aeroportuario del Centro Norte Sab de CV	125,884	264
*	Gruma SAB de CV Class B	93,400	187
*	Grupo Famsa SAB de CV Class A	86,757	175
*	Grupo Simec SAB de CV Class B	56,315	161
	Compartamos SAB de CV	74,100	138
			9,436
Netherlands (1.8%)
	Imtech NV	49,934	1,896
*	ASM International NV	35,173	1,526
	Nutreco NV	19,417	1,511
	Aalberts Industries NV	56,721	1,435
	CSM	36,224	1,388
	Wereldhave NV	12,939	1,352
	Eurocommercial Properties NV	26,110	1,342
^	Delta Lloyd NV	37,459	986
*	USG People NV	43,485	861
	Koninklijke Ten Cate NV	17,445	807
	Vastned Retail NV	10,081	773
	Koninklijke BAM Groep NV	96,742	772
	Arcadis NV	28,795	743
	BinckBank NV	40,064	724
	TKH Group NV	21,905	685
	Mediq NV	31,613	681
	Nieuwe Steen Investments NV	29,769	659
	Unit 4 NV	15,039	564
*	ProLogis European Properties	60,414	550
	Sligro Food Group NV	14,536	540
*	SNS REAAL NV	73,622	452
*	Wavin NV	24,485	438
	Grontmij NV	17,441	392
*,^	TomTom NV	35,074	317
^	Koninklijke Wessanen NV	53,447	238
	Heijmans NV	6,930	235
	Beter Bed Holding NV	7,072	224
*	Accell Group	3,313	197
	Brunel International NV	3,836	195
*,^	AMG Advanced Metallurgical Group NV	8,253	185
	Vastned Offices/Industrial NV	8,156	163
*	Ordina NV	21,103	125
*	Kardan NV	17,537	104

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	KAS Bank NV	3,871	68
			23,128
New Zealand (0.2%)
	Infratil Ltd.	279,948	431
	New Zealand Oil & Gas Ltd.	491,311	387
	Goodman Property Trust	411,230	303
	Freightways Ltd.	103,196	288
	AMP NZ Office Ltd.	386,275	257
	Nuplex Industries Ltd.	75,791	201
*	Fisher & Paykel Appliances Holdings Ltd.	298,411	145
	Mainfreight Ltd.	15,887	119
	Tower Ltd.	50,936	77
			2,208
Norway (2.1%)
	Subsea 7 SA	194,555	5,124
	Marine Harvest ASA	1,613,946	2,132
*	Petroleum Geo-Services ASA	119,264	1,887
	TGS Nopec Geophysical Co. ASA	58,516	1,541
	Schibsted ASA	46,954	1,413
	ProSafe SE	123,280	1,001
^	Tomra Systems ASA	113,733	976
*	DNO International ASA	647,559	972
	Cermaq ASA	41,825	861
	SpareBank 1 SR Bank	80,183	859
	Fred Olsen Energy ASA	17,162	790
*	BW Offshore Ltd.	302,263	784
^	Frontline Ltd.	31,684	700
	SpareBank 1 SMN	67,828	681
^	Veidekke ASA	59,687	603
*	Algeta ASA	19,820	574
*	Seawell Ltd.	81,914	546
^	Atea ASA	49,159	544
	Golar LNG Ltd.	17,012	537
*	Songa Offshore SE	83,019	507
*	Norwegian Property ASA	247,343	500
^	Aker ASA	15,877	484
*	Norske Skogindustrier ASA	147,044	418
*	Norwegian Energy Co. AS	121,577	333
^	Nordic Semiconductor ASA	84,681	317
^	Opera Software ASA	50,162	281
*	Dockwise Ltd.	9,192	266
*	EDB ErgoGroup ASA	95,416	264
*,^	Norwegian Air Shuttle AS	13,301	261
	Austevoll Seafood ASA	32,297	248
	Stolt-Nielsen Ltd.	10,167	246
	Leroey Seafood Group ASA	6,430	209
*,^	Sevan Marine ASA	271,606	192
*	Siem Offshore Inc.	80,466	187
	Golden Ocean Group Ltd.	138,611	170
*	Pronova BioPharma AS	62,418	102
	Rem Offshore ASA	3,800	38
			27,548
Philippines (0.5%)
	Energy Development Corp.	7,420,490	1,172
	Alliance Global Group Inc.	2,080,803	577
*	First Gen Corp.	1,668,468	570
	International Container Terminal Services Inc.	491,861	565
*	Philippine National Bank	355,810	532
	DMCI Holdings Inc.	493,700	510
	Philex Mining Corp.	1,079,881	450
	Semirara Mining Corp. Class A	87,560	447
	Metro Pacific Investments Corp.	4,945,000	425
*	Universal Robina Corp.	430,499	375

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Robinsons Land Corp.	1,195,150	372
	Megaworld Corp.	4,790,906	262
	Manila Water Co. Inc.	537,616	226
	First Philippine Holdings Corp.	126,580	196
	Filinvest Land Inc.	6,134,000	182
	Vista Land & Lifescapes Inc.	1,389,000	103
			6,964
Poland (0.5%)
*	Synthos SA	734,051	1,246
*	Grupa Lotos SA	45,445	813
	Asseco Poland SA	37,352	747
^	Eurocash SA	44,582	546
*	Bank Millennium SA	211,567	434
	PBG SA	6,706	415
^	Polimex-Mostostal SA	310,388	408
*,^	AmRest Holdings SE	13,038	400
*,^	Cersanit SA	79,162	366
*	Netia SA	181,344	361
*,^	Echo Investment SA	168,342	321
	Budimex SA	4,749	193
	Agora SA	12,709	122
*,^	Bioton SA	1,495,999	95
			6,467
Portugal (0.2%)
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	168,084	952
	Sonae	394,497	473
	Semapa-Sociedade de Investimento e Gestao	33,149	417
	Portucel Empresa Produtora de Pasta e Papel SA	96,917	363
*	Mota-Engil SGPS SA	118,723	315
*	Sonaecom - SGPS SA	82,780	191
*	BANIF SGPS SA	169,587	176
*	REN - Redes Energeticas Nacionais SA	43,529	166
*	Altri SGPS SA	56,620	137
	Teixeira Duarte SA	90,220	73
			3,263
Russia (0.5%)
	AK Transneft OAO Prior Pfd.	815	1,203
*	DIXY Group OJSC	44,594	585
*	OGK-2 OAO	9,419,100	531
	Uralsvyazinform	8,018,513	483
	Nizhnekamskneftekhim Prior Pfd.	848,100	401
	VolgaTelecom	66,649	397
	Vsmpo-Avisma Corp.	3,068	389
	Akron JSC	8,234	388
*	AvtoVAZ	376,702	375
*	Baltika Brewery	7,537	373
	Sibirtelecom OJSC	3,000,200	344
*	OGK-6 OAO	6,166,300	281
*	TGK-5	434,814,400	217
*	OGK-1 OAO	4,852,700	168
*	TGK-9 OAO	1,237,900,000	149
*	Inter-Regional Distribution Network Co. North-West OJSC	25,604,400	144
			6,428
Singapore (1.1%)
	Suntec Real Estate Investment Trust	1,143,510	1,422
	Mapletree Logistics Trust	1,525,280	1,128
	SATS Ltd.	463,878	979
	Straits Asia Resources Ltd.	397,116	961
^	Hyflux Ltd.	478,169	841
*	Biosensors International Group Ltd.	735,004	811
	CDL Hospitality Trusts	437,595	723
	Ascendas India Trust	905,000	702
	OSIM International Ltd.	276,000	384

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
^	Ezra Holdings Ltd.	280,902	380
	Goodpack Ltd.	207,495	336
*	Ho Bee Investment Ltd.	277,000	336
	Ascott Residence Trust	339,882	331
	GMG Global Ltd.	1,380,000	316
	Midas Holdings Ltd.	434,847	260
^	First Resources Ltd.	227,629	257
	Parkway Life Real Estate Investment Trust	181,485	257
	CSE Global Ltd.	262,759	249
*	Super Group Ltd.	220,000	249
*,1	ARA Asset Management Ltd.	171,000	246
^	Fortune Real Estate Investment Trust	470,836	235
*,^	Oceanus Group Ltd.	1,015,000	228
	China Fishery Group Ltd.	144,330	217
*,^	Raffles Education Corp. Ltd.	361,366	196
*,^	Gallant Venture Ltd.	537,000	191
*	Think Environmental Co. Ltd.	272,000	186
	Cambridge Industrial Trust	453,510	185
	Frasers Centrepoint Trust	147,000	178
	Frasers Commercial Trust	253,200	166
*	Ying Li International Real Estate Ltd.	502,000	162
	Sound Global Ltd.	261,000	160
	K-REIT Asia	148,000	158
*	Hi-P International Ltd.	156,000	156
*	KS Energy Services Ltd.	180,000	146
*	Raffles Medical Group Ltd.	76,000	141
	Lippo-Mapletree Indonesia Retail Trust	302,000	138
	CapitaRetail China Trust	103,000	106
*	Swiber Holdings Ltd.	151,000	98
	Cityspring Infrastructure Trust	200,000	89
	Hong Leong Asia Ltd.	40,000	88
	CH Offshore Ltd.	186,000	68
			14,460
South Africa (0.5%)
^	Aquarius Platinum Ltd.	256,820	1,480
*	Metorex Ltd.	724,585	810
	Astral Foods Ltd.	26,380	540
	Capital Property Fund	421,920	526
	SA Corporate Real Estate Fund Nominees Pty Ltd.	870,571	437
	Blue Label Telecoms Ltd.	455,144	426
	DataTec Ltd.	73,702	411
	Emira Property Fund	203,240	409
*	Omnia Holdings Ltd.	31,985	364
	City Lodge Hotels Ltd.	21,925	231
	DRDGOLD Ltd.	367,200	223
*	Simmer & Jack Mines Ltd.	1,514,223	185
*	Eqstra Holdings Ltd.	116,881	119
	Palabora Mining Co. Ltd.	5,085	114
	Merafe Resources Ltd.	345,440	78
			6,353
South Korea (3.2%)
	Korea Kumho Petrochemical	10,480	1,997
	Seah Besteel Corp.	19,892	1,022
	Hyundai Marine & Fire Insurance Co. Ltd.	35,672	939
	Orion Corp.	2,392	928
	Taekwang Industrial Co. Ltd.	610	865
	Mando Corp.	4,907	863
	LG International Corp.	21,627	857
	SK Chemicals Co. Ltd.	11,187	790
	Kolon Industries Inc.	9,576	777
	Korean Reinsurance Co.	64,090	736
	Macquarie Korea Infrastructure Fund	152,465	720
	Seoul Semiconductor Co. Ltd.	23,640	710
	Poongsan Corp.	16,098	613

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	LIG Insurance Co. Ltd.	24,820	613
	LG Innotek Co. Ltd.	5,994	605
	Dong-A Pharmaceutical Co. Ltd.	6,152	603
	SFA Engineering Corp.	10,140	581
	OCI Materials Co. Ltd.	4,218	525
	Tong Yang Securities Inc.	71,039	523
	Hotel Shilla Co. Ltd.	20,801	511
	LG Fashion Corp.	15,874	492
*	Asiana Airlines	53,372	474
^	Hyundai Elevator Co. Ltd.	4,897	474
	Capro Corp.	15,650	474
	Samyang Corp.	6,101	473
	Hyundai Greenfood Co. Ltd.	38,765	456
	Young Poong Corp.	492	427
	Meritz Fire & Marine Insurance Co. Ltd.	36,060	414
*	CJ E&M Corp.	9,532	398
	MegaStudy Co. Ltd.	2,797	397
	SK Gas Co. Ltd.	8,284	393
	Jinro Ltd.	11,560	392
*,^	Taihan Electric Wire Co. Ltd.	80,171	388
*	Neowiz Games Corp.	8,190	383
*,^	LG Life Sciences Ltd.	8,932	382
	CJ O Shopping Co. Ltd.	1,744	374
^	KP Chemical Corp.	15,050	371
	KIWOOM Securities Co. Ltd.	6,116	366
	LS Industrial Systems Co. Ltd.	4,835	359
	Sungwoo Hitech Co. Ltd.	16,476	334
	Fila Korea Ltd.	4,989	332
	Daeduck Electronics Co.	31,010	332
	SK Securities Co. Ltd.	160,091	318
^	Nexen Tire Corp.	18,800	313
*	SK Broadband Co. Ltd.	77,356	311
^	STX Engine Co. Ltd.	11,347	307
	CJ CGV Co. Ltd.	11,093	289
	Hanwha Securities Co.	42,505	288
	Handsome Co. Ltd.	13,660	287
	Melfas Inc.	6,918	285
	Tong Yang Life Insurance	23,280	278
	Lock & Lock Co. Ltd.	7,440	272
*	Woongjin Chemical Co. Ltd.	206,270	263
	Huchems Fine Chemical Corp.	11,358	263
	POSCO Chemtech Co. Ltd.	1,762	263
^	Dongbu Steel Co. Ltd.	29,368	259
	Samchully Co. Ltd.	2,706	258
	Dongsuh Co. Inc.	7,489	257
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,077	256
	GS Home Shopping Inc.	1,779	256
	S&T Dynamics Co. Ltd.	16,203	251
*	TK Corp.	11,010	248
*	Jusung Engineering Co. Ltd.	15,308	246
*	Chabio & Diostech Co. Ltd.	26,954	245
	E1 Corp.	5,167	244
	Green Cross Corp.	1,870	243
*,^	Dongbu HiTek Co. Ltd.	17,030	243
	Binggrae Co. Ltd.	4,040	242
	Hyundai Home Shopping Network Corp.	2,042	241
	Hanil Cement Co. Ltd.	4,950	239
	NH Investment & Securities Co. Ltd.	29,641	238
*	Komipharm International Co. Ltd.	4,743	235
	Hana Tour Service Inc.	5,827	235
	Namyang Dairy Products Co. Ltd.	308	232
	Silicon Works Co. Ltd.	6,779	226
*	Hanmi Holdings Co. Ltd.	7,130	224
*	CNK International Co. Ltd.	28,865	215

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Hanjin Transportation Co. Ltd.	8,724	214
	Chong Kun Dang Pharm Corp.	7,950	212
	Youngone Holdings Co. Ltd.	6,140	210
*	Hanmi Pharm Co. Ltd.	2,928	209
	S&T Daewoo Co. Ltd.	7,080	206
	Daewoong Pharmaceutical Co. Ltd.	5,411	205
	Jeonbuk Bank	37,309	205
	Hansol Paper Co.	26,540	204
	Partron Co. Ltd.	11,916	203
	Meritz Securities Co. Ltd.	230,630	203
	Daesang Corp.	24,200	201
	Hansol Technics Co. Ltd.	4,510	197
	KISCO Corp.	6,276	194
^	China Ocean Resources Co. Ltd.	21,020	193
^	Namhae Chemical Corp.	14,600	193
	Ottogi Corp.	1,507	186
	Taeyoung Engineering & Construction	35,470	186
	Youngone Corp.	17,534	184
^	Kumho Electric Co. Ltd.	6,201	181
*	Ace Digitech Co. Ltd.	11,978	178
*	Ssangyong Cement Industrial Co. Ltd.	27,910	178
	Sam Young Electronics Co. Ltd.	15,440	173
^	Sung Kwang Bend Co. Ltd.	10,374	171
^	Shinsung Solar Energy Co. Ltd.	18,350	165
*,^	Posco ICT Co. Ltd.	21,877	159
*	KTB Investement & Securities Co. Ltd.	41,500	159
^	Daeduck GDS Co. Ltd.	18,520	157
	Daekyo Co. Ltd.	29,480	157
	KEPCO Plant Service & Engineering Co. Ltd.	5,115	157
*	Eugene Investment & Securities Co. Ltd.	257,840	153
	Ilyang Pharmaceutical Co. Ltd.	9,188	150
	Doosan Engineering & Construction Co. Ltd.	31,170	149
*	DuzonBIzon Co. Ltd.	15,040	149
*	Ssangyong Motor Co.	16,020	148
*	Hanwha General Insurance Co. Ltd.	17,610	147
	Dongbu Securities Co. Ltd.	24,040	144
	Woongjin Thinkbig Co. Ltd.	8,770	141
*	Taewoong Co. Ltd.	3,157	140
*,^	Interpark Corp.	32,025	133
^	Bukwang Pharmaceutical Co. Ltd.	11,370	133
*,^	Woongjin Holdings Co. Ltd.	15,740	133
	Kyobo Securities Co.	18,690	131
*	Woongjin Energy Co. Ltd.	8,220	126
	Grand Korea Leisure Co. Ltd.	9,110	125
*	SK Communications Co. Ltd.	11,449	123
	Paradise Co. Ltd.	20,841	122
*	Hyunjin Materials Co. Ltd.	7,343	119
	Youlchon Chemical Co. Ltd.	12,100	100
	Korea Electric Terminal Co. Ltd.	4,600	98
	Kwang Dong Pharmaceutical Co. Ltd.	30,680	90
	Hanssem Co. Ltd.	6,960	90
	Dae Han Flour Mills Co. Ltd.	577	87
	Humax Holdings Co. Ltd.	11,685	77
*	Meritz Finance Holdings Co. Ltd.	15,094	59
*	Insun ENT Co. Ltd.	18,780	59
			42,299
Spain (1.5%)
	Obrascon Huarte Lain SA	40,229	1,648
	Ebro Foods SA	65,959	1,627
^	Bolsas y Mercados Espanoles SA	43,925	1,487
	Construcciones y Auxiliar de Ferrocarriles SA	2,017	1,229
*,^	NH Hoteles SA	138,507	1,169
*,^	Sacyr Vallehermoso SA	88,017	1,112
	Viscofan SA	24,642	1,086

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Prosegur Cia de Seguridad SA	17,729	1,083
	Grupo Catalana Occidente SA	34,449	903
^	Abengoa SA	23,990	800
	Tecnicas Reunidas SA	12,691	797
*,^	Zeltia SA	133,264	555
	Sol Melia SA	40,909	533
*	Grupo Empresarial Ence SA	123,371	516
*,^	Promotora de Informaciones SA	169,240	479
	Antena 3 de Television SA	49,397	458
	Faes Farma SA	110,355	444
*	Tubacex SA	94,560	405
*	SOS Corp. Alimentaria SA	414,287	393
	Duro Felguera SA	43,179	367
	Banco Pastor SA	72,739	351
	Campofrio Food Group SA	23,092	315
*	Tubos Reunidos SA	91,467	302
	Almirall SA	25,025	285
*	Realia Business SA	94,714	248
	Pescanova SA	5,047	210
	Caja de Ahorros del Mediterraneo	19,224	138
	Fersa Energias Renovables SA	70,720	136
	Miquel y Costas & Miquel SA	4,028	134
	Cementos Portland Valderrivas SA	4,509	103
	Papeles y Cartones de Europa SA	15,999	98
*	Codere SA	5,989	97
*	Laboratorios Farmaceuticos Rovi SA	10,594	82
*	Banco Pastor SA Rights Exp. 05/12/2011	72,739	8
			19,598
Sweden (2.6%)
^	Hexagon AB Class B	140,183	3,642
	Lundin Petroleum AB	129,883	1,971
	Elekta AB Class B	36,942	1,686
	Trelleborg AB Class B	134,379	1,626
	Castellum AB	102,290	1,586
	Meda AB Class A	124,583	1,320
	NCC AB Class B	41,691	1,115
	Hufvudstaden AB Class A	84,020	1,078
	JM AB	36,324	1,037
	Peab AB	109,714	1,015
	Fabege AB	86,829	997
	Hoganas AB Class B	22,110	918
	Kungsleden AB	84,906	896
	Axis Communications AB	31,651	807
^	Wihlborgs Fastigheter AB	26,478	797
	Lundbergforetagen AB Class B	9,971	789
^	Wallenstam AB	23,037	751
*	Lindab International AB	51,846	692
^	Billerud AB	52,534	639
^	Husqvarna AB	81,383	639
	Loomis AB Class B	37,538	596
^	Hakon Invest AB	33,457	590
	Avanza Bank Holding AB	14,662	537
	Saab AB Class B	23,648	534
	AarhusKarlshamn AB	15,670	514
	Axfood AB	13,317	489
	Klovern AB	88,562	481
	Oresund Investment AB	23,667	433
	Niscayah Group AB	208,880	429
*	Nobia AB	52,138	416
*,^	Active Biotech AB	25,356	416
*	Rezidor Hotel Group AB	56,816	410
	Betsson AB	18,162	409
	Intrum Justitia AB	22,290	338
	Bure Equity AB	58,240	331

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Haldex AB	17,587	310
	Mekonomen AB	7,915	305
*	AF AB	13,629	303
*,^	SAS AB	85,417	284
	SkiStar AB	14,250	245
	Clas Ohlson AB	13,964	225
*,^	PA Resources AB	297,811	219
*,^	Eniro AB	50,840	192
*	Diamyd Medical AB Class B	8,816	182
*	BE Group AB	23,272	174
	Gunnebo AB	24,161	171
*	Nibe Industrier AB Class B	9,684	165
*	TradeDoubler AB	18,190	146
^	Nordnet AB	35,085	135
			33,980
Switzerland (4.5%)
	Sulzer AG	18,711	3,380
*	Clariant AG	146,158	3,034
	Aryzta AG	45,993	2,565
	PSP Swiss Property AG	27,369	2,492
	Swiss Prime Site AG	27,451	2,290
	EMS-Chemie Holding AG	9,614	1,985
	Galenica AG	2,774	1,832
*	Georg Fischer AG	2,598	1,699
*	Helvetia Holding AG	3,617	1,698
*	Dufry Group	12,521	1,638
*,^	Logitech International SA	107,804	1,495
*	Panalpina Welttransport Holding AG	10,867	1,472
	Bucher Industries AG	5,600	1,366
^	Valiant Holding	9,477	1,348
	Partners Group Holding AG	6,008	1,276
*	OC Oerlikon Corp. AG	144,861	1,273
*,^	Meyer Burger Technology AG	25,335	1,267
*	Forbo Holding AG	1,437	1,176
*	Rieter Holding AG	2,538	1,094
	Barry Callebaut AG	1,112	1,064
	Banque Cantonale Vaudoise	1,716	1,055
	Kaba Holding AG Class B	2,194	980
*	Temenos Group AG	27,908	928
	Bank Sarasin & Cie AG Class B	20,931	920
	Belimo Holding AG	381	881
	Petroplus Holdings AG	56,778	851
	Valora Holding AG	2,201	752
	Basler Kantonalbank	4,230	694
	Flughafen Zuerich AG	1,530	674
	Vontobel Holding AG	15,973	651
	Burckhardt Compression Holding AG	2,018	649
	St. Galler Kantonalbank AG	1,137	637
	Allreal Holding AG	3,759	617
	Ascom Holding AG	37,904	616
	BB Biotech AG	7,989	604
	Mobimo Holding AG	2,447	592
	Huber & Suhner AG	7,922	589
	Schroder ImmoPLUS	458	574
*	Schmolz & Bickenbach AG	47,592	566
	Liechtensteinische Landesbank AG	6,211	546
	Vetropack Holding AG	247	541
	Schweiter Technologies AG	676	532
	Swissquote Group Holding SA	8,156	523
	Kuoni Reisen Holding AG	1,095	504
	Tecan Group AG	5,916	493
	Swisscanto CH Real Estate Fund Ifca	3,500	461
	Kudelski SA	24,641	452
	Schulthess Group	6,692	443

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Zehnder Group AG	124	391
*	AFG Arbonia-Forster Hldg	9,223	381
*	Charles Voegele Holding AG	4,755	380
*	Bobst Group AG	6,939	336
	Intershop Holdings	892	317
	Phoenix Mecano AG	372	308
*	Basilea Pharmaceutica	3,467	278
	Ypsomed Holding AG	3,808	251
	Orascom Development Holding AG	5,811	247
	Daetwyler Holding AG	2,341	230
^	Von Roll Holding AG	41,654	217
	Verwaltungs- und Privat-Bank AG	1,612	213
	Emmi AG	786	196
*	Siegfried Holding AG	1,250	152
*	Gurit Holding AG	166	130
	Acino Holding AG	1,265	122
	Coltene Holding AG	1,633	100
*	Zueblin Immobilien Holding AG	20,963	95
	Cie Financiere Tradition SA	587	82
*	Gottex Fund Management Holdings Ltd.	10,003	75
	Bachem Holding AG	1,133	67
	Bellevue Group AG	1,973	62
			58,399
Taiwan (6.1%)
	WPG Holdings Ltd.	788,137	1,460
	Powertech Technology Inc.	387,420	1,409
*	Hiwin Technologies Corp.	125,000	1,248
*	China Petrochemical Development Corp.	979,151	1,222
	Tripod Technology Corp.	254,466	1,206
*	Wintek Corp.	807,587	1,182
	Far Eastern Department Stores Co. Ltd.	666,765	1,180
	TSRC Corp.	365,076	1,092
	China Life Insurance Co. Ltd.	929,559	1,089
	Simplo Technology Co. Ltd.	145,251	986
	LCY Chemical Corp.	318,561	944
*	E Ink Holdings Inc.	441,708	902
	Highwealth Construction Corp.	398,021	885
	Clevo Co.	370,983	850
	Ruentex Industries Ltd.	295,487	835
	Sino-American Silicon Products Inc.	203,413	755
	Radiant Opto-Electronics Corp.	243,119	737
*	Jih Sun Financial Holdings Co. Ltd.	1,335,665	682
	Everlight Electronics Co. Ltd.	235,725	675
	Motech Industries Inc.	157,662	596
	China Steel Chemical Corp.	95,853	591
*	Nan Kang Rubber Tire Co. Ltd.	361,744	575
	Standard Foods Corp.	162,185	525
	Chroma ATE Inc.	158,693	524
	Richtek Technology Corp.	78,155	523
	Ruentex Development Co. Ltd.	309,056	516
	Phison Electronics Corp.	94,962	513
	USI Corp.	369,565	496
	Tung Ho Steel Enterprise Corp.	387,150	458
	Huaku Development Co. Ltd.	155,177	456
*	HannStar Touch Solution Inc.	500,482	456
	Gintech Energy Corp.	155,248	442
*	Chipbond Technology Corp.	291,852	441
	AmTRAN Technology Co. Ltd.	491,040	437
	Shinkong Synthetic Fibers Corp.	941,142	436
	Solar Applied Materials Technology Co.	179,791	435
	Tainan Spinning Co. Ltd.	647,343	435
	Yungtay Engineering Co. Ltd.	231,993	434
	Gigabyte Technology Co. Ltd.	416,271	433
	St. Shine Optical Co. Ltd.	29,419	432

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	First Steamship Co. Ltd.	174,137	423
	Career Technology MFG. Co. Ltd.	194,126	411
*	Compeq Manufacturing Co.	696,471	404
*	Green Energy Technology Inc.	97,946	401
	Farglory Land Development Co. Ltd.	174,067	398
	Kinsus Interconnect Technology Corp.	113,282	396
*	Taichung Commercial Bank	942,074	395
	Wistron NeWeb Corp.	102,488	395
	Huang Hsiang Construction Co.	143,051	392
	Goldsun Development & Construction Co. Ltd.	769,893	391
	Masterlink Securities Corp.	862,176	386
	CTCI Corp.	300,667	381
	Tong Yang Industry Co. Ltd.	263,660	380
	Kenda Rubber Industrial Co. Ltd.	315,604	380
	Young Fast Optoelectronics Co. Ltd.	55,280	379
*	King Yuan Electronics Co. Ltd.	669,195	377
	Radium Life Tech Co. Ltd.	296,078	376
	Great Wall Enterprise Co. Ltd.	301,276	375
	Formosa International Hotels Corp.	20,043	374
*	China Manmade Fibers Corp.	788,778	369
*	Via Technologies Inc.	371,962	362
*	Chung Hung Steel Corp.	592,353	353
	Taiwan Hon Chuan Enterprise Co. Ltd.	120,112	352
	China Synthetic Rubber Corp.	327,562	351
	TXC Corp.	177,331	349
	Feng TAY Enterprise Co. Ltd.	313,225	345
*	Ta Chong Bank Co. Ltd.	850,933	343
	Taiwan Navigation Co. Ltd.	298,000	341
	Senao International Co. Ltd.	103,000	338
*	Neo Solar Power Corp.	150,065	336
*	Lung Yen Co. Ltd.	107,000	335
*	King's Town Bank	510,193	330
	Ability Enterprise Co. Ltd.	217,257	327
*	Genius Electronic Optical Co. Ltd.	33,000	326
	Ambassador Hotel	193,519	321
	Grand Pacific Petrochemical	460,928	316
	T JOIN Transportation Co.	261,092	313
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	191,000	311
*	CSBC Corp. Taiwan	313,406	308
	Universal Cement Corp.	463,000	306
	Lien Hwa Industrial Corp.	398,175	306
*	TTY Biopharm Co. Ltd.	54,329	305
	Altek Corp.	213,628	297
	Pan-International Industrial	232,211	295
	UPC Technology Corp.	347,068	295
	Ralink Technology Corp.	92,091	294
	National Petroleum Co. Ltd.	211,000	294
*	Shihlin Paper Corp.	134,428	293
*	Taiwan Surface Mounting Technology Co. Ltd.	114,334	293
	Elan Microelectronics Corp.	226,350	293
*	Hey Song Corp.	319,000	292
	Greatek Electronics Inc.	317,299	292
*	Asia Optical Co. Inc.	149,000	287
*	Shining Building Business Co. Ltd.	215,738	286
	Pixart Imaging Inc.	72,406	284
	BES Engineering Corp.	819,468	281
	Shihlin Electric & Engineering Corp.	222,239	280
	Formosan Rubber Group Inc.	272,888	278
	Wei Chuan Food Corp.	235,835	277
	Phihong Technology Co. Ltd.	142,618	276
*	Genesis Photonics Inc.	83,000	276
	Wah Lee Industrial Corp.	136,883	275
	Prince Housing & Development Corp.	369,752	273
	ITEQ Corp.	162,000	267

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Young Optics Inc.	49,428	266
*	Kinpo Electronics	812,196	266
	Depo Auto Parts Ind Co. Ltd.	105,313	265
	Infortrend Technology Inc.	204,885	265
	Solartech Energy Corp.	105,000	264
*	Sanyang Industry Co. Ltd.	455,696	263
	Dynapack International Technology Corp.	79,299	262
*	YungShin Global Holding Corp.	148,617	259
	Cheng Loong Corp.	523,270	259
	Holy Stone Enterprise Co. Ltd.	206,672	257
	Chin-Poon Industrial Co.	306,072	254
*	Pan Jit International Inc.	196,000	252
	Test-Rite International Co.	314,067	251
	Yieh Phui Enterprise Co. Ltd.	637,168	250
	Visual Photonics Epitaxy Co. Ltd.	95,958	249
*	Chinese Maritime Transport Ltd.	118,000	247
	Shih Wei Navigation Co. Ltd.	181,335	247
	ICP Electronics Inc.	121,214	242
	Unity Opto Technology Co. Ltd.	144,231	241
	Shinkong Textile Co. Ltd.	170,338	237
	Taiwan TEA Corp.	377,293	237
	Lealea Enterprise Co. Ltd.	406,038	237
	MIN AIK Technology Co. Ltd.	82,987	235
	China Bills Finance Corp.	613,800	235
	Tong Hsing Electronic Industries Ltd.	54,877	235
*	Gigastorage Corp.	144,000	234
	Silicon Integrated Systems Corp.	411,592	233
*	Ho Tung Chemical Corp.	330,040	232
*	Walsin Technology Corp.	375,857	231
	Hung Sheng Construction Co. Ltd.	387,100	229
	King's Town Construction Co. Ltd.	217,560	226
	Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	225
	Asia Polymer Corp.	125,000	225
	Chong Hong Construction Co.	92,725	225
	Sincere Navigation	194,000	223
*	Kuoyang Construction Co. Ltd.	281,000	223
	TA Chen Stainless Pipe	311,348	223
	O-TA Precision Industry Co. Ltd.	205,000	220
*	WT Microelectronics Co. Ltd.	124,000	218
*	Wafer Works Corp.	134,372	217
	ALI Corp.	155,358	217
	Sinyi Realty Co.	103,988	216
	Aten International Co. Ltd.	110,260	214
	Makalot Industrial Co. Ltd.	87,000	214
	Entire Technology Co. Ltd.	57,725	213
	Ardentec Corp.	222,978	213
	United Integrated Services Co. Ltd.	139,000	212
	Evergreen International Storage & Transport Corp.	239,502	212
*	Gloria Material Technology Corp.	182,000	211
*	Darfon Electronics Corp.	165,000	211
*	Pihsiang Machinery Manufacturing Co. Ltd.	118,000	206
	King Slide Works Co. Ltd.	39,675	205
	Avermedia Technologies	157,290	205
	Taiwan Cogeneration Corp.	294,520	205
	Elite Semiconductor Memory Technology Inc.	133,000	205
	Merida Industry Co. Ltd.	107,150	205
*	Taiflex Scientific Co. Ltd.	93,000	204
	Gemtek Technology Corp.	158,491	204
	Opto Technology Corp.	296,000	204
	Tsann Kuen Enterprise Co. Ltd.	91,295	202
	Asia Vital Components Co. Ltd.	179,557	200
	Zinwell Corp.	114,099	200
	Taiwan Paiho Ltd.	159,050	198
*	Great China Metal Industry	156,000	196

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	AV Tech Corp.	57,053	196
*	FSP Technology Inc.	177,000	195
	L&K Engineering Co. Ltd.	159,000	195
	Kinik Co.	79,000	195
	Systex Corp.	132,000	195
*	Unizyx Holding Corp.	217,000	194
	Nien Hsing Textile Co. Ltd.	228,852	192
	Jess-Link Products Co. Ltd.	92,900	192
	CyberTAN Technology Inc.	188,571	191
	Soft-World International Corp.	47,284	189
	Advanced International Multitech Co. Ltd.	86,000	186
	Sonix Technology Co. Ltd.	92,000	185
*	Unitech Printed Circuit Board Corp.	274,000	185
	Firich Enterprises Co. Ltd.	116,701	184
	Kindom Construction Co.	231,000	183
*	Namchow Chemical Industrial Ltd.	130,000	182
*	Forhouse Corp.	194,000	182
	A-DATA Technology Co. Ltd.	124,000	182
*	LES Enphants Co. Ltd.	112,000	179
	Hsin Kuang Steel Co. Ltd.	157,249	178
	Global Mixed Mode Technology Inc.	43,199	178
*	Newmax Technology Co. Ltd.	39,000	177
	Formosa Epitaxy Inc.	154,615	177
	Accton Technology Corp.	265,000	175
	Merry Electronics Co. Ltd.	109,000	175
*	Microbio Co. Ltd.	101,000	175
*	Li Peng Enterprise Co. Ltd.	335,000	174
*	Lotes Co. Ltd.	40,000	174
	Global Unichip Corp.	54,649	173
	Getac Technology Corp.	340,000	173
	Long Bon International Co. Ltd.	438,000	172
	AcBel Polytech Inc.	225,000	172
*	J Touch Corp.	50,000	171
*	Tong-Tai Machine & Tool Co. Ltd.	100,000	170
	Long Chen Paper Co. Ltd.	414,245	170
*	Continental Holdings Corp.	368,000	169
*	Powercom Co. Ltd.	87,000	169
	Syncmold Enterprise Corp.	93,000	165
	KYE Systems Corp.	194,862	161
	Everlight Chemical Industrial Corp.	161,000	161
*	E-Ton Solar Tech Co. Ltd.	125,000	158
*	Champion Building Materials Co. Ltd.	179,000	154
	Mercuries & Associates Ltd.	187,950	153
	Globe Union Industrial Corp.	137,000	153
	Central Reinsurance Co. Ltd.	240,000	149
	Taiwan Life Insurance Co. Ltd.	147,332	148
	Etron Technology Inc.	237,165	148
	Alpha Networks Inc.	182,919	146
	Holtek Semiconductor Inc.	99,000	145
	Cyberlink Corp.	50,411	144
*	Eastern Media International Corp.	591,000	143
	Federal Corp.	210,400	143
*	KEE TAI Properties Co. Ltd.	237,000	143
	Shin Zu Shing Co. Ltd.	58,000	141
*	Jentech Precision Industrial Co. Ltd.	32,000	139
*	Mosel Vitelic Inc.	291,988	136
	Taiwan Fire & Marine Insurance Co.	144,840	135
*	Sunplus Technology Co. Ltd.	205,000	134
*	Sampo Corp.	318,311	134
*	ENG Electric Co. Ltd.	35,000	130
	Sunrex Technology Corp.	130,000	128
	Southeast Cement Co. Ltd.	283,000	126
*	China Chemical & Pharmaceutical Co. Ltd.	131,000	123
	International Games System Co. Ltd.	25,213	122

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	San Shing Fastech Corp.	92,000	122
*	WUS Printed Circuit Co. Ltd.	193,000	121
*	Concord Securities Corp.	357,929	121
	Taiwan Styrene Monomer	241,000	120
	Chinese Gamer International Corp.	20,000	116
	Quanta Storage Inc.	108,160	113
*	China Electric Manufacturing Corp.	128,000	113
	Yeun Chyang Industrial Co. Ltd.	136,159	113
	GeoVision Inc.	25,000	112
	Chun Yuan Steel	201,280	110
	Springsoft Inc.	92,000	109
	China Metal Products	101,173	107
*	Chung Hwa Pulp Corp.	183,000	106
*	Lite-On Semiconductor Corp.	172,000	106
	Elitegroup Computer Systems Co. Ltd.	303,000	105
	Silitech Technology Corp.	40,380	102
*	Gold Circuit Electronics Ltd.	230,280	102
*	Tyntek Corp.	138,000	102
	Basso Industry Corp.	113,000	99
	Sitronix Technology Corp.	54,282	99
	HUA ENG Wire & Cable	248,000	98
*	ACES Electronic Co. Ltd.	49,000	97
*	Giantplus Technology Co. Ltd.	143,000	97
*	ITE Technology Inc.	62,000	92
	Taiwan Semiconductor Co. Ltd.	105,000	91
	Topco Scientific Co. Ltd.	60,792	91
	Taiwan Mask Corp.	209,650	89
	Weltrend Semiconductor	114,000	84
*	Jenn Feng New Energy Co. Ltd.	52,000	84
	Chia Hsin Cement Corp.	131,580	83
	Bright Led Electronics Corp.	74,600	82
	Sheng Yu Steel Co. Ltd.	111,000	82
	Hsing TA Cement Co.	220,000	82
*	Bank of Kaohsiung	163,000	80
*	Great Taipei Gas Co. Ltd.	121,000	78
*	Taiwan Acceptance Corp.	35,000	77
	Hung Poo Real Estate Development Corp.	62,000	74
*	Ta Ya Electric Wire & Cable	236,000	74
*	Taiyen Biotech Co. Ltd.	80,000	71
*	Sanyo Electric Taiwan Co. Ltd.	60,000	69
*	Harvatek Corp.	60,000	67
*	China Life Insurance Rights EXP 05/12/11	122,409	36
*	Unitech Printed Circuit Board Corp. Rights Exp. 06/13/11	48,738	7
			80,008
Thailand (0.6%)
*	True Corp. PCL	3,067,462	520
	Big C Supercenter PCL	175,000	507
	Glow Energy PCL (Foreign)	277,700	426
	Tisco Financial Group PCL	321,846	408
	Hana Microelectronics PCL	488,210	405
*	Glow Energy PCL	241,763	371
	Minor International PCL	808,185	342
*	Sahaviriya Steel Industries PCL	7,240,800	328
	Minor International PCL (Foreign)	718,800	304
	Thanachart Capital PCL	292,300	299
	Sri Trang Agro-Industry PCL	260,700	273
	Hana Microelectronics PCL (Foreign)	326,300	270
	LPN Development PCL	663,200	238
*	G J Steel PCL	29,338,500	237
	Bumrungrad Hospital PCL (Foreign)	177,513	230
	Robinson Department Store PCL	235,500	225
	Thai Plastic & Chemical PCL (Foreign)	231,400	215
	CPN Retail Growth Leasehold Property Fund	501,835	212
	Pruksa Real Estate PCL (Foreign)	295,700	202

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Bangkok Dusit Medical Services PCL	113,000	198
	Thai Vegetable Oil PCL	208,900	196
	Tisco Financial Group PCL (Foreign)	139,500	177
	Samart Corp. PCL	538,400	172
	Hemaraj Land and Development PCL	2,175,000	169
	Precious Shipping PCL	269,200	168
	Bangkok Expressway PCL (Foreign)	278,700	167
	Sino Thai Engineering & Construction PCL	352,800	162
	Bangkok Life Assurance PCL	122,200	147
*	True Corp. PCL Rights Expire 06/3/11	1,362,861	142
	Khon Kaen Sugar Industry PCL (Foreign)	291,200	133
	Kiatnakin Bank PCL	104,000	115
	TPI Polene PCL	245,000	104
	CalComp Electronics Thailand PCL (Foreign)	863,700	97
	Kim Eng Securities Thailand PCL	129,300	65
	Asian Property Development PCL (Foreign)	259,800	55
	LPN Development PCL	92,900	33
	Pruksa Real Estate PCL	39,700	27
	Khon Kaen Sugar Industry PCL	25,000	11
*	Minor International PCL Warrants Exp. 05/18/2013	71,880	7
*	Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
			8,358
Turkey (0.6%)
	Ulker Biskuvi Sanayi AS	187,645	750
*	TAV Havalimanlari Holding AS	141,444	713
*	Petkim Petrokimya Holding AS	367,132	638
	Turk Ekonomi Bankasi AS	434,935	623
	Turkiye Sinai Kalkinma Bankasi AS	261,132	501
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	803,637	485
	Tofas Turk Otomobil Fabrikasi AS	73,352	422
*	Turkiye Sise ve Cam Fabrikalari AS	169,378	416
*	Zorlu Enerji Elektrik Uretim AS	182,525	325
*	Tekfen Holding AS	71,663	307
*	Aksigorta AS	220,173	289
*	Dogan Yayin Holding AS	201,271	239
	Aygaz AS	31,275	232
*	Trakya Cam Sanayi AS	85,143	208
	Sekerbank TAS	122,898	142
	Yazicilar Holding AS Class A	15,985	142
*	Dogus Otomotiv Servis ve Ticaret AS	34,748	137
	Albaraka Turk Katilim Bankasi AS	77,513	130
*	Akenerji Elektrik Uretim AS	49,987	126
	Cimsa Cimento Sanayi VE Tica	18,545	125
	Hurriyet Gazetecilik AS	91,921	120
	Akcansa Cimento AS	20,129	104
	Aselsan Elektronik Sanayi Ve Ticaret AS	17,202	102
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	98
*	Vestel Elektronik Sanayi ve Ticaret A.S.	52,092	93
*	Anadolu Cam Sanayii AS	30,950	75
			7,542
United Kingdom (13.8%)
	Weir Group plc	114,365	3,684
	IMI plc	178,736	3,271
	GKN plc	859,013	3,205
	Intertek Group plc	89,370	3,175
	Travis Perkins plc	143,033	2,576
	John Wood Group plc	220,658	2,560
	Meggitt plc	423,290	2,547
	Aberdeen Asset Management plc	646,089	2,481
	Investec plc	306,921	2,472
	Croda International plc	75,286	2,366
	Informa plc	338,098	2,359
	Babcock International Group plc	210,671	2,257
*	Premier Oil plc	65,013	2,185

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Pennon Group plc	195,305	2,157
	Balfour Beatty plc	377,568	2,072
	Mondi plc	203,546	2,023
	Amlin plc	281,744	1,971
*	Cookson Group plc	160,886	1,930
	Stagecoach Group plc	404,922	1,672
	Derwent London plc	55,324	1,660
	Melrose plc	279,825	1,658
^	London Stock Exchange Group plc	111,058	1,621
	Inchcape plc	258,244	1,576
	Spectris plc	63,369	1,570
	Michael Page International plc	168,063	1,556
	Petropavlovsk plc	103,048	1,544
	IG Group Holdings plc	195,252	1,528
	Carillion plc	228,567	1,500
^	Henderson Group plc	550,830	1,497
	Homeserve plc	181,332	1,482
*	Afren plc	538,174	1,442
	Rotork plc	50,133	1,441
	Misys plc	269,978	1,424
	Firstgroup plc	259,800	1,412
	Spirax-Sarco Engineering plc	41,278	1,388
	Hiscox Ltd.	200,967	1,387
	Persimmon plc	165,186	1,336
	Halma plc	208,471	1,302
*	Mitchells & Butlers plc	230,457	1,270
	Catlin Group Ltd.	190,740	1,261
*	Berkeley Group Holdings plc	70,190	1,245
*	Soco International plc	191,276	1,243
	Charter International plc	89,943	1,236
*	Centamin Egypt Ltd.	563,392	1,230
	Hargreaves Lansdown plc	114,173	1,230
	Northumbrian Water Group plc	209,171	1,227
	National Express Group plc	274,016	1,206
	Great Portland Estates plc	168,747	1,189
	Intermediate Capital Group plc	213,714	1,182
*	Taylor Wimpey plc	1,785,150	1,167
*	Imagination Technologies Group plc	138,802	1,162
	Electrocomponents plc	243,275	1,132
	Victrex plc	45,271	1,113
*	SVG Capital plc	234,375	1,073
	Rightmove plc	60,438	1,072
	Capital & Counties Properties plc	379,511	1,068
	Chemring Group plc	94,100	1,056
	Shaftesbury plc	121,891	1,048
	Ultra Electronics Holdings plc	36,035	1,040
*	Barratt Developments plc	554,856	1,038
	Hikma Pharmaceuticals plc	78,067	1,026
*	easyJet plc	174,890	1,021
	Premier Farnell plc	211,992	1,012
*,^	PartyGaming plc	393,572	1,009
	Ashmore Group plc	160,551	1,003
	Lancashire Holdings Ltd.	92,702	1,002
	Jardine Lloyd Thompson Group plc	84,625	998
	Britvic plc	144,644	991
	Hochschild Mining plc	94,423	969
	Ashtead Group plc	286,160	969
	Hunting plc	71,361	966
	Aveva Group plc	35,938	962
	Close Brothers Group plc	69,965	949
	Greene King plc	113,656	931
*	Telecity Group plc	104,774	922
	Spirent Communications plc	376,643	919
*	Talvivaara Mining Co. plc	100,754	897

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
	Booker Group plc	872,484	877
	BBA Aviation plc	233,649	849
	International Personal Finance plc	136,694	842
	Bellway plc	70,789	838
	F&C Commercial Property Trust Ltd.	470,004	830
	Tullett Prebon plc	117,821	830
	Ferrexpo plc	97,660	818
	DS Smith plc	219,339	795
*	QinetiQ Group plc	386,572	783
*	Debenhams plc	683,214	780
	Davis Service Group plc	89,500	778
*	EnQuest plc	330,621	772
*	SIG plc	326,527	767
	Regus plc	408,519	766
	Atkins WS plc	58,667	765
*	Premier Foods plc	1,404,776	755
	Millennium & Copthorne Hotels plc	85,193	753
	Halfords Group plc	112,608	744
	Forth Ports plc	27,096	735
*	BTG plc	176,544	734
	Morgan Crucible Co. plc	140,600	731
	Restaurant Group plc	125,943	707
	De La Rue plc	53,034	705
	Micro Focus International plc	109,754	683
	Mitie Group plc	191,231	677
	Fidessa Group plc	22,958	676
	Elementis plc	241,774	667
	Bodycote plc	99,691	650
	Beazley plc	293,277	643
	Rank Group plc	254,680	642
	PZ Cussons plc	115,464	633
	Filtrona plc	109,684	631
	Domino Printing Sciences plc	55,713	627
	Fenner plc	96,096	625
*	CSR plc	99,887	625
	WH Smith plc	77,929	614
*	SDL plc	56,669	613
	Bovis Homes Group plc	82,096	605
	Kesa Electricals plc	275,461	595
*	Howden Joinery Group plc	319,914	592
	Renishaw plc	19,782	585
	N Brown Group plc	114,114	579
	JD Wetherspoon plc	75,919	577
*	SuperGroup plc	21,736	577
	St. James's Place plc	94,219	559
	Marston's plc	307,297	557
	Interserve plc	117,077	550
	ITE Group plc	126,279	545
	Go-Ahead Group plc	22,847	541
*	Cineworld Group plc	145,535	532
	Genus plc	31,603	528
	Savills plc	77,300	518
	Kier Group plc	23,251	518
	Senior plc	201,680	515
*	Sports Direct International plc	151,448	510
	Heritage Oil plc	121,743	509
	Laird plc	214,149	505
	Grainger plc	256,854	495
	Lamprell plc	79,502	494
	Yule Catto & Co. plc	135,150	492
*	Colt Group SA	194,655	490
	Greggs plc	54,000	465
*,^	Dixons Retail plc	1,922,335	464
	Dairy Crest Group plc	68,912	463

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2011
			Market
			Value
		Shares	($000)
*	Punch Taverns plc	348,059	458
	Pace plc	168,534	453
	Domino's Pizza UK & IRL plc	58,456	452
	Computacenter plc	58,212	448
	Keller Group plc	40,396	445
	Paragon Group of Cos. plc	151,189	437
	RPS Group plc	113,597	434
*	Enterprise Inns plc	270,739	432
	PayPoint plc	54,711	429
	Brewin Dolphin Holdings plc	146,952	424
	Galliford Try plc	61,159	424
	Shanks Group plc	209,945	423
*	Gem Diamonds Ltd.	87,106	419
	JKX Oil & Gas plc	80,620	414
*	Redrow plc	188,493	413
*	Salamander Energy plc	77,889	393
	Dignity plc	30,569	391
	Big Yellow Group plc	70,253	390
	Devro plc	81,526	390
	Rathbone Brothers plc	19,879	387
	Cranswick plc	30,668	387
	Synergy Health plc	26,969	381
	Carpetright plc	32,886	379
	Chaucer Holdings plc	405,991	375
	Invista Foundation Property Trust Ltd.	568,588	369
	Sthree plc	50,186	368
	Dechra Pharmaceuticals plc	44,244	355
	Mucklow A & J Group plc	68,612	354
	F&C Asset Management plc	261,143	348
	Mothercare plc	48,314	339
	Robert Walters plc	64,455	330
	Dunelm Group plc	43,218	330
	ST Modwen Properties plc	115,970	330
	Stobart Group Ltd.	136,409	329
*	Hansen Transmissions International NV	395,797	329
	Speedy Hire plc	623,099	326
*	CLS Holdings plc	28,473	323
	Workspace Group plc	658,978	319
	Novae Group plc	49,828	316
	Helical Bar plc	70,583	308
	Morgan Sindall Group plc	23,903	277
	Kcom Group plc	262,873	271
	Arena Leisure plc	524,597	270
	PV Crystalox Solar plc	299,236	270
	Headlam Group plc	52,688	268
	Anglo Pacific Group plc	45,566	241
*	Wolfson Microelectronics plc	59,760	238
	Evolution Group plc	194,255	232
*	Unite Group plc	64,184	231
	Promethean World plc	197,115	224
	Mcbride plc	94,701	212
	UK Commercial Property Trust Ltd.	152,324	211
	Severfield-Rowen plc	50,786	209
	Chesnara plc	47,790	203
	Collins Stewart plc	139,609	197
	Development Securities plc	51,146	186
	Robert Wiseman Dairies plc	33,926	179
	Euromoney Institutional Investor plc	14,871	177
*	Xchanging plc	132,013	177
	Sportingbet plc	213,945	171
	Moneysupermarket.com Group plc	107,457	171
	Marshalls plc	83,306	169
	WSP Group plc	27,862	167
	Game Group plc	187,229	166

	Vanguard® FTSE All-World ex-US Small-Cap Index Fund
	Schedule of Investments
	April 30, 2011
				Market
				Value
			Shares	($000)
*,^	Yell Group plc		1,272,755	152
*	Avis Europe plc		43,034	140
	Smiths News plc		80,777	136
	Holidaybreak plc		30,257	136
*	Trinity Mirror plc		151,016	122
	Wincanton plc		63,960	113
	Melrose Resources plc		23,595	109
	Daejan Holdings plc		2,070	94
*	UK Coal plc		129,514	88
	Mouchel Group plc		65,607	85
	Hampson Industries plc		120,932	53
	ING UK Real Estate Income Trust Ltd.		28,714	25
	Connaught plc		50,771	14
	HMV Group plc		8,104	1
*	Stobart Group Ltd. Rights Exp 05/16/11		39,785	—

				180,377

	Total Common Stocks (Cost $1,038,602)			1,296,303

				Market
				Value
		Coupon	Shares	($000)

	Temporary Cash Investment (6.4%)
	Money Market Fund (6.4%)
2,3	Vanguard Market Liquidity Fund (Cost $82,933)	0.179%	82,933,010	82,933

	Total Investments (105.7%) (Cost $1,122,933)			1,379,236
	Other Assets and Liabilities—Net (-5.7%)[2]			(74,041)
	Net Assets (100%)			1,305,195

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $75,756,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $962,000, representing 0.1% of net assets.
2 Includes $80,280,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CP—Commercial Paper.
REIT—Real Estate Investment Trust.
TAN—Tax Anticipation Note.

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 7702 062011

Vanguard Global ex-U.S. Real Estate
Index Fund Semiannual Report

April 30, 2011

> In its first six months of operation, Vanguard Global ex-U.S. Real Estate Index Fund returned 5.98% for Investor Shares.

> The fund tracked its benchmark index but trailed the average return of peer real estate funds.

> Holdings in Australia and the United Kingdom provided the largest gains, while those in Hong Kong and India were the biggest hindrances.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Period Ended April 30, 2011
Returns
Since Inception
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares (Inception: 11/1/2010)	5.98%
Signal® Shares (Inception: 2/10/2011)	6.46
Institutional Shares (Inception: 4/19/2011)	3.94
ETF Shares (Inception: 11/1/2010)
Market Price	6.15
Net Asset Value	6.04
S&P Global ex-U.S. Property Index	5.61
International Real Estate Funds Average	6.82
International Real Estate Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Benchmark returns are calculated from the start of the reporting period or from the earliest share-class inception date.

Your Fund’s Performance at a Glance
Inception Through April 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares (Inception: 11/1/2010)	$20.00	$21.01	$0.174	$0.000
Signal Shares (Inception: 2/10/2011)	29.89	31.82	0.000	0.000
Institutional Shares (Inception: 4/19/2011)	102.01	106.03	0.000	0.000
ETF Shares (Inception: 11/1/2010)	49.97	52.51	0.447	0.000

1

Chairman’s Letter

Dear Shareholder,

For the six months since its inception on November 1, 2010, Vanguard Global ex-U.S. Real Estate Fund returned 5.98% for Investor Shares and 6.04% for ETF Shares in terms of net asset value. Two share classes for institutional investors were launched in 2011 and thus provided returns for shorter periods, as shown in the table on page 1.

This new fund seeks to track the performance of the Standard & Poor’s Global ex-U.S. Property Index by holding nearly all of the 400-plus stocks in the benchmark. The index measures the performance of real estate stocks in both developed and emerging markets outside the United States.

The fund is designed for investors who want to supplement a domestic real estate portfolio with a diversified mix of real estate investment trusts (REITs) and real estate operating companies (REOCs) around the world. Both REITs and REOCs own and manage real estate. REITs generally distribute earnings to their shareholders, while REOCs tend to reinvest earnings into their businesses. REOCs also enjoy more flexibility in the types of real estate investments they can make.

2

The fund’s performance in its first six months tracked that of its benchmark and was respectable enough in absolute terms. However, it trailed the 6.82% average performance of international real estate funds.

Stock returns were strong around the globe
During the six months ended April 30, the headlines were dominated by political upheaval, natural and nuclear disaster, and economic distress, but global stock markets produced outstanding returns nonetheless. The broad U.S. stock market returned more than 17%. Although rising food and gasoline prices put pressure on consumer budgets, corporate earnings growth remained strong and the pace of new job creation bounced back from extremely depressed levels.

For U.S.-based investors, international stock markets produced a smaller but still robust six-month return of 12.44% in U.S. dollars. Almost half of this return reflected exchange-rate gains produced largely by strength in the euro and currencies in emerging economies.

As the economy found its footing, U.S. interest rates edged higher
Rising longer-term interest rates put pressure on bond prices, restraining fixed income returns for the six-month period. The broad taxable U.S. bond market had

Market Barometer

			Total Returns
		Periods Ended April 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	17.12%	18.02%	3.30%
Russell 2000 Index (Small-caps)	23.73	22.20	3.89
Dow Jones U.S. Total Stock Market Index	17.28	18.40	3.65
MSCI All Country World Index ex USA (International)	12.44	19.73	3.55

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	0.02%	5.36%	6.33%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	-1.68	2.20	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	2.02

CPI
Consumer Price Index	2.83%	3.16%	2.22%

3

a flat return, while the broad municipal market returned –1.68%. The rise in rates reflected both confidence that the economic recovery would prove self-sustaining and anxiety that higher rates would be necessary to help curb inflation. Even so, inflation expectations remained subdued, as measured by the difference between the yields of nominal and inflation-protected U.S. Treasury bonds.

Investment insight

A note on foreign currency translation effects
When you buy stocks of companies based outside of your home country, you gain exposure to a wider array of economic and market forces, including the dynamics of the foreign exchange markets.

The exchange rate of the U.S. dollar versus another currency is the price at which the dollar can be converted into that currency. For example, if the exchange rate of the U.S. dollar versus Britain’s pound sterling is $1.50, it takes 1.5 dollars to purchase
1 pound. If the U.S. dollar weakens—say, to a rate of $2.00—then you’ll need 2 dollars to buy 1 pound. Conversely, if the dollar strengthens to $1.25, it will take fewer dollars to buy a pound.

The price of one currency relative to another is determined by supply and demand factors—including interest rates, the strength of the two economies, and geopolitical risks. In the long run, the portfolio effects of exchange-rate movements tend to balance out. But a rise or fall in the dollar’s value versus other currencies can influence short-term returns. Exchange-rate changes also affect the purchasing power of each new dollar you invest in foreign stocks, just as they affect the prices of foreign goods.
And they can have a less immediately visible impact on a company’s profits, ultimately driving its stock price.

Performance during the period
From October 31, 2010, through April 30, 2011, most major currencies rose in value against the U.S. dollar. In part, this reflected the Federal Reserve’s policy of holding short-term interest rates near zero while some foreign central banks raised rates.
For U.S.-based investors, the shrinking dollar boosted returns earned in local markets.
Two widely used international benchmarks show the effect: the MSCI Europe Index returned more than 15% when translated into U.S. dollars, and the MSCI Emerging
Markets Index returned nearly 10% in dollars—both nearly double the indexes’
local-currency returns.

4

The return from short-term money market instruments such as the 3-month U.S. Treasury bill remained near 0%, consistent with the Federal Reserve Board’s target for short-term rates.

Australian real estate led the way, while Hong Kong firms lagged
In tracking the performance of its target index, the Global ex-U.S. Real Estate Index Fund holds stocks from different countries in the same market-weighted proportions as those in the benchmark. Consequently, more than half of the fund’s holdings are in Asia, where the REOC structure predominates. In fact, REOCs represent more than half of the market value of real estate equity securities outside the United States as measured by the S&P Global ex-U.S. Property Index.

For the first half of the fund’s inaugural fiscal year, the Australian real estate market (+14%)—the third-largest in the portfolio—was the leading contributor to returns. The Australian economy has been growing at a healthy pace as the nation’s wealth of natural resources has helped it benefit from the recent commodity boom. Two European real estate markets—the United Kingdom (+20%) and France (+13%)—also rose smartly, sharing the rebound of European markets in general from concerns about Eurozone debt.

On the other side of the ledger, Hong Kong (–3%), the fund’s largest holding by market value, created the biggest drag on performance as fears surfaced that the Chinese government would act aggressively to cool off its rapidly growing economy. Similar fears hit the Indian real estate market hard, leading to a –44% return. Unsurprisingly, the real estate markets in Egypt (–50%), roiled by political turmoil, and Greece (–18%), struggling with heavy sovereign debt, also weighed on the fund’s results.

Looking at the performance of different segments within the broad real estate market, the fund’s REIT holdings (+13%) performed much better than its REOCs. The two largest REIT subsectors, retail REITs (+10%) and diversified REITs (+17%), benefited from rising consumer spending and contributed the most to the fund’s advance. Among REOCs, those involved in diversified real estate activities (–2%) and real estate development (–3%) were the biggest drag on returns.

For U.S.-based investors, the dollar’s six-month decline against most major currencies enhanced returns from the Global ex-U.S. Real Estate Index Fund. (For more information on the effects of currency markets, see the box on page 4.)

5

International real estate offers a way to diversify further
Vanguard Global ex-U.S. Real Estate Index Fund, which provides exposure to a narrow but meaningful slice of the international stock market, is suited for investors who are looking to diversify a U.S.-based real estate portfolio. REITs and REOCs frequently behave independently from the rest of the stock market, and investing in a broad mix of such companies located across more than 35 nations can add additional ballast to an investor’s portfolio.

The fund’s advisor, Vanguard Quantitative Equity Group, has 35 years of experience in developing and implementing sophisticated indexing techniques and trading methodologies. In seeking to track the index closely, the advisor is supported by Vanguard’s at-cost corporate structure, which helps keep fund expenses down. Lower costs also mean that more of the fund’s returns are retained by you, our shareholders.

Vanguard counsels investors to maintain a long-term approach and to hold a diversified mix of stocks, bonds, and cash that is consistent with personal goals, time horizon, and risk tolerance. The Global ex-U.S. Real Estate Index Fund, with its low costs and broad exposure to the international real estate market, offers a new way to diversify an already well-rounded portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 17, 2011

6

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of April 30, 2011

Share-Class Characteristics
	Investor	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VGXRX	VGRLX	VGRNX	VNQI
Expense Ratio[1]	0.50%	0.35%	0.30%	0.35%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	421	418
Median Market Cap	$5.6B	$5.6B
Price/Earnings Ratio	10.4x	10.4x
Price/Book Ratio	1.2x	1.2x
Return on Equity	11.0%	11.0%
Earnings Growth Rate	7.6%	7.6%
Dividend Yield	3.4%	3.4%
Turnover Rate
(Annualized)	3%	—
Short-Term Reserves	0.5%	—

Ten Largest Holdings (% of total net assets)
Sun Hung Kai Properties	Diversified Real
Ltd.	Estate Activities	3.7%
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	3.4
Cheung Kong Holdings	Real Estate
Ltd.	Development	3.4
Unibail-Rodamco SE	Retail REITs	3.4
Westfield Group	Retail REITs	3.3
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.3
Land Securities Group
plc	Diversified REITs	1.6
Stockland	Diversified REITs	1.6
Hang Lung Properties	Diversified Real
Ltd.	Estate Activities	1.5
CapitaLand Ltd.	Diversified Real
	Estate Activities	1.5
Top Ten		25.7%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated October 13, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through April 30, 2011, the annualized expense ratios were 0.50% for Investor Shares, 0.35% for Signal Shares, 0.30% for Institutional Shares, and 0.35% for ETF Shares.

7

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	7.8%	7.8%
France	6.2	6.3
Netherlands	2.1	2.1
Sweden	1.7	1.7
Switzerland	1.6	1.6
Austria	1.5	1.5
Germany	1.0	0.9
Other	1.9	2.1
Subtotal	23.8%	24.0%
Pacific
Hong Kong	17.1%	17.3%
Japan	16.6	16.6
Australia	13.1	13.2
Singapore	7.9	7.7
Other	0.4	0.4
Subtotal	55.1%	55.2%
Emerging Markets
China	7.1%	6.8%
South Africa	2.3	2.3
Brazil	1.6	1.6
Taiwan	1.2	1.2
Other	4.6	4.6
Subtotal	16.8%	16.5%
Middle East	0.7%	0.7%
North America
Canada	3.6%	3.6%

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): November 1, 2010, Through April 30, 2011

Note: For 2011, performance data reflect the period ended April 30, 2011.

Total Returns: Period Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Investor Shares	11/1/2010	1.29%
Fee-Adjusted Returns		0.79
Signal Shares	2/10/2011	1.77
Fee-Adjusted Returns		1.26
Institutional Shares	4/19/2011	—
ETF Shares	11/1/2010
Market Price		1.66
Net Asset Value		1.37

The Fiscal-Period Total Returns chart is not adjusted for fees. Fee-adjusted returns reflect the 0.25% transaction fee on purchases and redemptions. The fees do not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Australia (13.2%)
	Westfield Group	688,173	6,820
	Stockland	774,498	3,215
	Westfield Retail Trust	913,110	2,652
	GPT Group	556,134	1,932
	Goodman Group	2,240,330	1,748
	Lend Lease Group	169,031	1,616
	Mirvac Group	1,109,994	1,549
	Dexus Property Group	1,572,706	1,521
	CFS Retail Property Trust	763,143	1,498
	Commonwealth Property
	Office Fund	796,132	801
	Investa Office Fund	918,712	636
	Charter Hall Office REIT	133,600	516
	Charter Hall Retail REIT	85,641	301
	Australand Property Group	76,346	254
	BWP Trust	128,481	250
	Charter Hall Group	78,645	214
	Abacus Property Group	80,004	198
	FKP Property Group	227,199	195
	Cromwell Property Group	234,591	185
*	Centro Retail Group	400,560	161
	Ardent Leisure Group	99,937	152
	Peet Ltd.	57,610	109
	Aspen Group	187,859	97
	ALE Property Group	43,801	96
	Challenger Diversified
	Property Group	153,651	92
*	Valad Property Group	36,724	71
*	EDT Retail Trust	780,650	69
	Astro Japan Property Group	19,434	66
*	Sunland Group Ltd.	57,627	44
			27,058
Austria (1.5%)
*,^	IMMOFINANZ AG	339,375	1,613
*	CA Immobilien Anlagen
	AG	25,685	506

			Market
			Value
		Shares	($000)
	Atrium European Real
	Estate Ltd.	61,413	420
*,^	Conwert Immobilien
	Invest SE	22,844	401
*	Sparkassen Immobilien AG	15,622	119
			3,059
Belgium (0.6%)
	Cofinimmo	4,393	676
	Befimmo SCA Sicafi	4,398	408
	Warehouses De Pauw SCA	2,839	173
	Intervest Offices	2,103	72
			1,329
Brazil (1.6%)
	BR Malls Participacoes SA	96,200	1,016
	BR Properties SA	45,366	536
	Multiplan Empreendimentos
	Imobiliarios SA	20,100	420
	Brasil Brokers Participacoes
	SA	62,996	341
	Iguatemi Empresa de
	Shopping Centers SA	9,393	244
	Aliansce Shopping Centers
	SA	25,887	230
	Sao Carlos
	Empreendimentos e
	Participacoes SA	9,600	134
	Jereissati Participacoes
	SA Prior Pfd.	124,676	126
	Cyrela Commercial
	Properties SA
	Empreendimentos e
	Participacoes	11,900	106
*	BHG SA - Brazil Hospitality
	Group	5,770	83
	JHSF Participacoes SA	26,127	71
*	General Shopping Brasil SA	6,702	53
			3,360

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Canada (3.6%)
	Brookfield Properties Corp.	76,840	1,520
^	RioCan REIT	42,300	1,133
	H&R REIT	23,300	539
	Boardwalk REIT	8,300	423
^	Calloway REIT	15,500	410
	Canadian REIT	10,588	375
	First Capital Realty Inc.	18,600	324
	Dundee REIT	8,040	281
	Canadian Apartment
	Properties REIT	12,200	246
^	Primaris Retail REIT	11,000	242
	Cominar REIT	9,940	239
^	Chartwell Seniors Housing
	REIT	22,900	215
	Allied Properties REIT	7,400	181
	Artis REIT	12,100	175
	Killam Properties Inc.	14,426	166
^	Extendicare REIT	12,800	161
	Morguard REIT	9,100	145
	Northern Property REIT	4,300	135
	InnVest REIT	14,400	109
	Crombie REIT	5,718	79
	NorthWest Healthcare
	Properties REIT	5,561	71
	Melcor Developments Ltd.	4,000	69
	Whiterock REIT	4,200	61
			7,299
Chile (0.2%)
	Parque Arauco SA	152,734	352

China (7.1%)
	China Overseas Land
	& Investment Ltd.	1,246,000	2,404
	China Resources Land Ltd.	648,000	1,120
	Evergrande Real Estate
	Group Ltd.	1,533,190	1,096
	Country Garden
	Holdings Co.	1,892,000	768
	Sino-Ocean Land
	Holdings Ltd.	1,334,500	759
^	Agile Property
	Holdings Ltd.	436,000	711
	Longfor Properties Co. Ltd.	403,996	644
	Shimao Property
	Holdings Ltd.	472,500	644
	China Vanke Co. Ltd.
	Class B	427,405	605
	Soho China Ltd.	604,500	523
^	Renhe Commercial
	Holdings Co. Ltd.	2,634,000	452
^	Guangzhou R&F
	Properties Co. Ltd.	330,400	452

			Market
			Value
		Shares	($000)
	Shui On Land Ltd.	850,000	377
	Franshion Properties
	China Ltd.	1,098,000	343
*	Yuexiu Property Co. Ltd.	1,604,000	338
	KWG Property Holding Ltd.	383,000	277
	Shanghai Lujiazui Finance
	& Trade Zone
	Development Co. Ltd.
	Class B	164,200	234
*,^	Hopson Development
	Holdings Ltd.	210,000	207
	Shenzhen Investment Ltd.	654,000	205
	Tian An China Investment	306,000	205
	New World China
	Land Ltd.	550,000	198
	Greentown China
	Holdings Ltd.	194,000	195
*	United Energy Group Ltd.	1,236,000	188
*	Sunac China Holdings Ltd.	469,774	167
	Silver Grant International	416,000	153
	Powerlong Real Estate
	Holdings Ltd.	454,647	142
	Jiangsu Future Land
	Co. Ltd. Class B	138,100	128
	GZI REIT	220,000	117
	Beijing Capital Land Ltd.	336,000	115
	China SCE Property
	Holdings Ltd.	393,560	106
	China South City
	Holdings Ltd.	637,808	104
*	Shanghai Industrial
	Urban Development
	Group Ltd.	278,000	98
^	Fantasia Holdings
	Group Co. Ltd.	563,833	94
	Tomson Group Ltd.	218,000	83
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	87,700	74
	Sinolink Worldwide
	Holdings Ltd.	652,000	69
	SRE Group Ltd.	756,000	68
	Lai Fung Holdings Ltd.	1,503,000	66
*	Yuzhou Properties Co.	189,355	63
	China Aoyuan Property
	Group Ltd.	364,205	62
	Beijing North Star Co. Ltd.	226,000	55
	China Merchants Property
	Development Co. Ltd.
	Class B	30,600	55
	Shanghai Forte Land Co.	1	—
			14,764

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Denmark (0.1%)
*	TK Development	12,492	58
	Jeudan A/S	666	56
			114
Egypt (0.2%)
*	Talaat Moustafa Group	325,327	198
	Six of October
	Development
	& Investment	7,241	75
*	Palm Hills Developments
	SAE	161,930	53
*	Medinet Nasr Housing	12,976	50
	El Kahera Housing	27,258	23
			399
Finland (0.3%)
	Sponda Oyj	59,837	353
	Citycon Oyj	41,684	197
	Technopolis plc	20,396	109
			659
France (6.2%)
^	Unibail-Rodamco SE	29,675	6,942
	Klepierre	30,510	1,254
	Gecina SA	8,490	1,224
	Fonciere Des Regions	10,732	1,218
^	ICADE	7,364	944
^	Mercialys SA	14,622	632
	Societe Immobiliere de
	Location pour l’Industrie
	et le Commerce	2,720	408
	Societe de la Tour Eiffel	1,829	183
			12,805
Germany (1.0%)
	Deutsche Euroshop AG	13,877	561
*	Deutsche Wohnen AG	20,443	322
	Alstria Office REIT-AG	18,196	289
	GAGFAH SA	29,207	265
*	IVG Immobilien AG	29,015	245
*	TAG Immobilien AG	17,759	189
	DIC Asset AG	9,103	122
*	Patrizia Immobilien AG	8,234	62
*	Colonia Real Estate AG	5,092	39
			2,094
Greece (0.0%)
	Eurobank Properties
	Real Estate
	Investment Co.	5,154	46
*	Babis Vovos International
	Construction SA	7,738	6
			52
Hong Kong (17.1%)
	Sun Hung Kai
	Properties Ltd.	485,000	7,596
	Cheung Kong Holdings Ltd.	440,000	6,944

			Market
			Value
		Shares	($000)
	Hang Lung Properties Ltd.	679,000	3,028
	Hongkong Land
	Holdings Ltd.	372,500	2,793
	Link REIT	725,500	2,287
	Henderson Land
	Development Co. Ltd.	320,000	2,196
	Hang Lung Group Ltd.	275,000	1,853
	Sino Land Co. Ltd.	848,000	1,496
	Kerry Properties Ltd.	215,000	1,150
	Wheelock & Co. Ltd.	269,000	1,111
	Hysan Development
	Co. Ltd.	201,000	940
	Hopewell Holdings Ltd.	206,500	624
^	Champion REIT	759,000	440
	Great Eagle Holdings Ltd.	103,000	367
	Chinese Estates
	Holdings Ltd.	164,000	311
*	Kaisa Group Holdings Ltd.	661,642	269
	Glorious Property
	Holdings Ltd.	895,829	257
	Kowloon Development
	Co. Ltd.	110,000	145
	K Wah International
	Holdings Ltd.	342,000	136
	HKR International Ltd.	214,400	125
	Sunlight REIT	348,000	113
^	Mingfa Group
	International Co. Ltd.	285,099	95
*	Regal REIT	267,000	91
	Far East Consortium	356,000	88
	TAI Cheung Holdings	114,000	86
	Prosperity REIT	353,000	85
*	Lai Sun Development	2,447,000	84
*	Zhuguang Holdings
	Group Co. Ltd.	329,630	74
	Liu Chong Hing
	Investment	52,000	73
	Emperor International
	Holdings	333,666	73
	Pacific Century Premium
	Developments Ltd.	315,000	60
*	China Properties
	Group Ltd.	150,073	47
			35,037
India (0.8%)
	DLF Ltd.	132,197	667
	Unitech Ltd.	455,737	382
*	Indiabulls Real Estate Ltd.	102,503	290
	Godrej Properties Ltd.	5,402	84
	Sobha Developers Ltd.	9,258	60
	Peninsula Land Ltd.	36,395	47
*	DB Realty Ltd.	19,003	42
	Sunteck Realty Ltd.	4,869	37
*	Parsvnath Developers Ltd.	34,381	34

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Mahindra Lifespace
	Developers Ltd.	3,695	31
	Ackruti City Ltd.	5,562	27
	Ansal Properties
	& Infrastructure Ltd.	25,916	26
	Orbit Corp. Ltd.	19,278	21
			1,748
Indonesia (0.8%)
	Lippo Karawaci Tbk PT	5,338,000	487
	Bumi Serpong Damai PT	2,389,527	257
	Summarecon Agung Tbk
	PT	1,479,500	218
	Bakrieland Development
	Tbk PT	11,487,000	194
*	Ciputra Development
	Tbk PT	2,959,500	135
	Alam Sutera Realty
	Tbk PT	3,102,797	107
*	Kawasan Industri
	Jababeka Tbk PT	4,605,180	70
*	Intiland Development
	Tbk PT	1,161,051	50
	Ciputra Property Tbk PT	994,096	48
*	Sentul City Tbk PT	3,466,000	43
			1,609
Israel (0.7%)
	Azrieli Group	9,822	289
	Gazit-Globe Ltd.	18,212	249
	Alony Hetz Properties
	& Investments Ltd.	20,150	116
	Amot Investments Ltd.	30,090	93
*	Nitsba Holdings 1995 Ltd.	8,010	86
	Jerusalem Economy Ltd.	6,282	80
	Industrial Buildings Corp.	30,092	65
	British Israel Investments
	Ltd.	15,419	61
*	Africa Israel Properties Ltd.	3,977	55
*	Elbit Imaging Ltd.	4,353	52
	Melisron Ltd.	2,014	51
*	AL-ROV Israel Ltd.	1,304	51
	Reit 1 Ltd.	21,526	45
*	Airport City Ltd.	8,416	44
			1,337
Italy (0.3%)
*	Beni Stabili SPA	266,413	302
*	Prelios SPA	189,835	149
	Immobiliare Grande
	Distribuzione	46,483	112
			563

		Market
		Value
	Shares	($000)
Japan (16.6%)
Mitsubishi Estate Co. Ltd.	398,300	6,970
Mitsui Fudosan Co. Ltd.	268,000	4,651
Sumitomo Realty &
Development Co. Ltd.	139,000	2,877
Daito Trust Construction
Co. Ltd.	26,000	2,080
Daiwa House Industry
Co. Ltd.	168,400	2,040
Nippon Building Fund Inc.	174	1,751
Japan Real Estate
Investment Corp.	158	1,564
Japan Retail Fund
Investment Corp. Class A	494	799
Advance Residence
Investment Corp. Class A	318	666
Nomura Real Estate Office
Fund Inc. Class A	90	652
Aeon Mall Co. Ltd.	24,700	594
Japan Prime Realty
Investment Corp.	207	589
Tokyu Land Corp.	126,000	544
Mori Trust Sogo Reit Inc.	52	528
United Urban Investment
Corp. Class A	404	513
Frontier Real Estate
Investment Corp.	53	491
Nomura Real Estate
Holdings Inc.	30,300	468
Tokyo Tatemono Co. Ltd.	129,000	466
Orix JREIT Inc. Class A	81	442
Nippon Accommodations
Fund Inc. Class A	53	389
Japan Logistics Fund Inc.	43	369
Tokyu REIT Inc.	47	327
Kenedix Realty Investment
Corp. Class A	76	323
NTT Urban Development
Corp.	349	290
Daiwa Office Investment
Corp. Class A	80	287
Japan Excellent Inc.	50	276
Top REIT Inc.	44	267
Global One Real Estate
Investment Corp.	29	258
BLife Investment Corp.	33	243
Fukuoka REIT Co. Class A	32	238
Nomura Real Estate
Residential Fund Inc.	36	221
Premier Investment Corp.
Class A	41	191

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Mori Hills REIT Investment
	Corp.	52	180
	Hulic Co. Ltd.	19,900	166
	MID REIT Inc.	49	153
	Sekisui House SI Investment
	Co. Class A	32	146
	Hankyu REIT Inc. Class A	22	124
	Daibiru Corp.	15,600	124
	Heiwa Real Estate Co. Ltd.	53,000	119
	Industrial & Infrastructure
	Fund Investment Corp.	22	115
	Shoei Co. Ltd.	11,400	105
	TOC Co. Ltd.	21,200	87
	Heiwa Real Estate REIT Inc.
	Class A	122	81
	Japan Rental Housing
	Investments Inc. Class A	143	65
	Japan Hotel and Resort Inc.	27	62
	Sankei Building Co. Ltd.	10,700	61
*	Leopalace21 Corp.	42,700	61
^	Nippon Hotel Fund
	Investment Corp.	15	54
	Iida Home Max	5,200	45
	Tokyo Theatres Co. Inc.	22,500	30
			34,142
Luxembourg (0.2%)
*	ProLogis European
	Properties	43,445	396

Malaysia (0.7%)
	SP Setia Bhd.	230,500	325
*	UEM Land Holdings Bhd.	340,365	310
	IGB Corp. Bhd.	302,987	218
	Sunway REIT	568,434	211
	KLCC Property Holdings
	Bhd.	105,100	117
	Sunway City Bhd.	71,114	116
	Mah Sing Group Bhd.	117,943	103
	IJM Land Bhd.	76,041	72
	TA Global Bhd.	360,335	48
			1,520
Netherlands (2.1%)
^	Corio NV	29,576	2,094
	Wereldhave NV	6,971	729
	Eurocommercial
	Properties NV	11,747	604
	Vastned Retail NV	6,016	461
	Nieuwe Steen
	Investments NV	11,398	252
	Vastned Offices/Industrial
	NV	6,152	123
*	Plaza Centers NV	30,530	58
			4,321

			Market
			Value
		Shares	($000)
New Zealand (0.4%)
	Kiwi Income Property
	Trust	315,881	264
	Goodman Property Trust	240,086	177
	AMP NZ Office Ltd.	261,885	174
	Argosy Property Trust	175,107	113
			728
Norway (0.2%)
*	Norwegian Property ASA	163,774	331

Philippines (0.8%)
	Ayala Land Inc.	1,685,200	648
	SM Prime Holdings Inc.	1,576,100	442
	Megaworld Corp.	3,352,000	183
	Robinsons Land Corp.	528,450	165
	Filinvest Land Inc.	3,146,000	94
	SM Development Corp.	425,916	90
	Vista Land & Lifescapes
	Inc.	892,000	66
			1,688
Poland (0.3%)
*	Globe Trade Centre SA	40,366	315
*	Echo Investment SA	82,270	157
*	LC Corp. SA	73,622	44
*	JW Construction Holding
	SA	6,829	40
*	Gant Development SA	4,838	25
			581
Singapore (7.8%)
	CapitaLand Ltd.	1,075,000	2,990
	City Developments Ltd.	202,000	1,957
	CapitaMall Trust	759,000	1,174
*	Global Logistic Properties
	Ltd.	723,000	1,141
	Suntec REIT	718,000	893
	Ascendas REIT	492,000	817
	Keppel Land Ltd.	226,000	771
	CapitaCommercial Trust	615,000	724
	UOL Group Ltd.	179,000	709
	CapitaMalls Asia Ltd.	272,000	394
	CDL Hospitality Trusts	194,000	320
	Mapletree Logistics Trust	392,000	290
	United Industrial Corp. Ltd.	123,000	285
^	Mapletree Industrial Trust	301,331	266
	Yanlord Land Group Ltd.	219,000	260
	Allgreen Properties Ltd.	266,000	257
	Starhill Global REIT	457,000	237
	Wing Tai Holdings Ltd.	158,000	204
	GuocoLand Ltd.	96,666	197
	Singapore Land Ltd.	33,000	193
	Ascott Residence Trust	191,000	186
	Frasers Centrepoint Trust	142,000	172

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*	Bukit Sembawang
	Estates Ltd.	48,000	171
	Parkway Life REIT	116,000	164
	Cambridge Industrial Trust	391,000	160
^	Fortune REIT	298,000	148
	Wheelock Properties
	Singapore Ltd.	94,000	143
	CapitaRetail China Trust	122,000	126
	Ascendas India Trust	155,000	120
	K-REIT Asia	105,000	112
*	Ho Bee Investment Ltd.	90,000	109
	AIMS AMP Capital
	Industrial REIT	631,950	106
	Frasers Commercial Trust	157,200	103
	Lippo-Mapletree
	Indonesia Retail Trust	173,000	79
*	Hong Fok Corp. Ltd.	119,000	58
	Saizen REIT	373,000	46
*	Debao Property
	Development Ltd.	191,000	24
			16,106
South Africa (2.3%)
	Redefine Properties Ltd.	874,394	1,043
	Growthpoint Properties
	Ltd.	370,372	1,028
	Capital Property Fund	542,491	677
	Resilient Property
	Income Fund Ltd.	83,210	395
	Fountainhead Property
	Trust	375,112	378
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	673,102	338
	Acucap Properties Ltd.	46,849	260
	Vukile Property Fund Ltd.	114,097	247
	Hyprop Investments Ltd.	29,347	237
	Emira Property Fund	98,044	197
			4,800
Spain (0.2%)
*	Inmobiliaria Colonial SA	2,520,441	287
*	Realia Business SA	21,733	57
			344
Sweden (1.7%)
	Castellum AB	55,682	863
	Fabege AB	42,784	491
	Hufvudstaden AB Class A	36,876	473
^	Kungsleden AB	44,456	469
^	Wallenstam AB	12,524	408
^	Wihlborgs Fastigheter AB	11,156	336
	Klovern AB	31,743	172
	Sagax AB	3,211	112
	Heba Fastighets AB Class B	8,403	96
*	Fastighets AB Balder
	Class B	11,781	94
			3,514

			Market
			Value
		Shares	($000)
Switzerland (1.6%)
	Swiss Prime Site AG	15,359	1,281
	PSP Swiss Property AG	11,299	1,028
	Mobimo Holding AG	1,639	397
	Allreal Holding AG	2,215	364
	Intershop Holdings	364	129
*	Zueblin Immobilien Holding
	AG	11,897	54
			3,253
Taiwan (1.2%)
	Highwealth Construction
	Corp.	180,000	400
	Ruentex Development Co.
	Ltd.	179,000	299
	Cathay Real Estate
	Development Co. Ltd.	399,000	207
	Huaku Development Co.
	Ltd.	70,000	206
	Radium Life Tech Co. Ltd.	151,000	192
	Cathay No 1 REIT	449,310	191
	Prince Housing &
	Development Corp.	229,000	169
	Farglory Land
	Development Co. Ltd.	56,000	128
*	Kuoyang Construction
	Co. Ltd.	143,000	113
*	Shining Building Business
	Co. Ltd.	85,000	113
	Hung Sheng Construction
	Co. Ltd.	158,000	93
	Hung Poo Real Estate
	Development Corp.	63,000	76
*	Taiwan Land Development
	Corp.	136,041	72
*	KEE TAI Properties Co. Ltd.	116,205	70
	King’s Town Construction
	Co. Ltd.	41,000	42
			2,371
Thailand (0.5%)
*	Land and Houses PCL	978,600	217
*	Central Pattana PCL	213,200	211
	Hemaraj Land and
	Development PCL	1,521,778	118
	Amata Corp. PCL	172,700	92
	Supalai PCL	191,305	77
*	Bangkokland PCL	2,774,900	71
	Ticon Industrial
	Connection PCL	113,388	53
	Rojana Industrial Park PCL	130,270	52
	Sansiri PCL	193,100	39
			930

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Turkey (0.2%)
	Akmerkez Gayrimenkul
	Yatirim Ortakligi AS	2,827	151
*	Sinpas Gayrimenkul
	Yatirim Ortakligi AS	84,986	122
	Is Gayrimenkul Yatirim
	Ortakligi AS	84,103	102
			375
United Kingdom (7.7%)
	Land Securities Group plc	247,999	3,260
	British Land Co. plc	286,121	2,881
	Hammerson plc	228,750	1,798
	Capital Shopping Centres
	Group plc	193,102	1,312
	Segro plc	239,804	1,305
	Derwent London plc	26,382	792
	Great Portland Estates plc	101,360	714
	Shaftesbury plc	80,781	694
	Capital & Counties
	Properties plc	148,363	417
	London & Stamford
	Property plc	176,107	391
	Grainger plc	135,322	261
	Hansteen Holdings plc	182,811	253
	Big Yellow Group plc	37,771	210
*	Raven Russia Ltd.	172,986	203
*	Unite Group plc	52,465	189
	Helical Bar plc	32,803	143
	Development
	Securities plc	38,944	141
	ST Modwen Properties plc	49,130	140

		Market
		Value
	Shares	($000)
Workspace Group plc	271,416	131
Safestore Holdings plc	50,046	129
Primary Health
Properties plc	20,082	109
* Metric Property
Investments plc	60,897	108
Daejan Holdings plc	2,031	92
Invista Foundation
Property Trust Ltd.	117,245	76
* Minerva plc	38,850	60
* CLS Holdings plc	5,118	58
* Capital & Regional plc	81,755	53
		15,920
Total Common Stocks
(Cost $197,555)		204,958
Temporary Cash Investment (4.8%)
Money Market Fund (4.8%)
[1,2] Vanguard Market
Liquidity Fund,
0.179%
(Cost $9,896)	9,896,093	9,896
Total Investments (104.6%)
(Cost $207,451)		214,854
Other Assets and Liabilities (-4.6%)
Other Assets		5,536
Liabilities[2]		(14,972)
		(9,436)
Net Assets (100%)		205,418

16

Global ex-U.S. Real Estate Index Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	196,656
Undistributed Net Investment Income	1,344
Accumulated Net Realized Losses	(27)
Unrealized Appreciation (Depreciation)
Investment Securities	7,403
Foreign Currencies	42
Net Assets	205,418

Investor Shares—Net Assets
Applicable to 1,881,512 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	39,523
Net Asset Value Per Share—
Investor Shares	$21.01

Signal Shares—Net Assets
Applicable to 176,466 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,616
Net Asset Value Per Share—
Signal Shares	$31.82

Institutional Shares—Net Assets
Applicable to 73,339 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,776
Net Asset Value Per Share—
Institutional Shares	$106.03

ETF Shares—Net Assets
Applicable to 2,904,181 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	152,503
Net Asset Value Per Share—
ETF Shares	$52.51

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,356,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $8,857,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Global ex-U.S. Real Estate Index Fund

Statement of Operations

November 1, 2010[1] to
April 30, 2011
($000)
Investment Income
Income
Dividends[2]	2,331
Interest[3]	1
Security Lending	12
Total Income	2,344
Expenses
The Vanguard Group—Note B
Management and Administrative—Investor Shares	41
Management and Administrative—Signal Shares	1
Management and Administrative—Institutional Shares	1
Management and Administrative—ETF Shares	83
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	4
Custodian Fees	69
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	—
Total Expenses	201
Net Investment Income	2,143
Realized Net Gain (Loss)
Investment Securities Sold	(27)
Foreign Currencies	(74)
Realized Net Gain (Loss)	(101)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,403
Foreign Currencies	42
Change in Unrealized Appreciation (Depreciation)	7,445
Net Increase (Decrease) in Net Assets Resulting from Operations	9,487

1 Inception.
2 Dividends are net of foreign withholding taxes of $141,000.
3 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

November 1, 2010[1] to
April 30, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,143
Realized Net Gain (Loss)	(101)
Change in Unrealized Appreciation (Depreciation)	7,445
Net Increase (Decrease) in Net Assets Resulting from Operations	9,487
Distributions
Net Investment Income
Investor Shares	(143)
Signal Shares	—
Institutional Shares	—
ETF Shares	(582)
Realized Capital Gain
Investor Shares	—
Signal Shares	—
Institutional Shares	—
ETF Shares	—
Total Distributions	(725)
Capital Share Transactions
Investor Shares	37,893
Signal Shares	5,487
Institutional Shares	7,483
ETF Shares	145,793
Net Increase (Decrease) from Capital Share Transactions	196,656
Total Increase (Decrease)	205,418
Net Assets
Beginning of Period	—
End of Period[2]	205,418

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $1,344,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
November 1, 2010[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.423[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	.761
Total from Investment Operations	1.184
Distributions
Dividends from Net Investment Income	(.174)
Distributions from Realized Capital Gains	—
Total Distributions	(.174)
Net Asset Value, End of Period	$21.01

Total Return[4]	5.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40
Ratio of Total Expenses to Average Net Assets	0.50%
Ratio of Net Investment Income to Average Net Assets	3.99%
Portfolio Turnover Rate	3%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02.
4 Total return does not include transaction or account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Signal Shares
February 10, 2011[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$29.89
Investment Operations
Net Investment Income	.250[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.680
Total from Investment Operations	1.930
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$31.82

Total Return[3]	6.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.35%
Ratio of Net Investment Income to Average Net Assets	4.14%
Portfolio Turnover Rate	3%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Total return does not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
April 19, 2011[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$102.01
Investment Operations
Net Investment Income	.301[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.719
Total from Investment Operations	4.020
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$106.03

Total Return[3]	3.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8
Ratio of Total Expenses to Average Net Assets	0.30%
Ratio of Net Investment Income to Average Net Assets	4.19%
Portfolio Turnover Rate	3%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Total return does not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
November 1, 2010[1] to
For a Share Outstanding Throughout the Period	April 30, 2011
Net Asset Value, Beginning of Period	$49.97
Investment Operations
Net Investment Income	1.006[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.981
Total from Investment Operations	2.987
Distributions
Dividends from Net Investment Income	(.447)
Distributions from Realized Capital Gains	—
Total Distributions	(.447)
Net Asset Value, End of Period	$52.51

Total Return	6.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$153
Ratio of Total Expenses to Average Net Assets	0.35%
Ratio of Net Investment Income to Average Net Assets	4.14%
Portfolio Turnover Rate	3%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.04.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Investor Shares were first issued on November 1, 2010. Signal Shares were first issued on February 10, 2011. Institutional Shares were first issued on April 19, 2011. ETF Shares were first issued on November 1, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

24

Global ex-U.S. Real Estate Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $27,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,010	193,948	—
Temporary Cash Investments	9,896	—	—
Total	20,906	193,948	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

25

Global ex-U.S. Real Estate Index Fund

During the six months ended April 30, 2011, the fund realized net foreign currency losses of $74,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

At April 30, 2011, the cost of investment securities for tax purposes was $207,451,000. Net unrealized appreciation of investment securities for tax purposes was $7,403,000, consisting of unrealized gains of $11,757,000 on securities that had risen in value since their purchase and $4,354,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2011, the fund purchased $198,783,000 of investment securities and sold $1,681,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Inception[1] to
		April 30, 2011
	Amount	Shares
	($000)	(000)
Investor Shares
Issued[2]	41,132	2,044
Issued in Lieu of Cash Distributions	129	7
Redeemed[3]	(3,368)	(169)
Net Increase (Decrease)—Investor Shares	37,893	1,882
Signal Shares
Issued[2]	5,487	176
Issued in Lieu of Cash Distributions	—	—
Redeemed[3]	—	—
Net Increase (Decrease)—Signal Shares	5,487	176
Institutional Shares
Issued[2]	7,483	73
Issued in Lieu of Cash Distributions	—	—
Redeemed[3]	—	—
Net Increase (Decrease)—Institutional Shares	7,483	73
ETF Shares
Issued[2]	145,793	2,904
Issued in Lieu of Cash Distributions	—	—
Redeemed[3]	—	—
Net Increase (Decrease)—ETF Shares	145,793	2,904

1 Inception was November 1, 2010, for the Investor Shares, November 1, 2010, for the ETF Shares, February 10, 2011, for the Signal Shares, and April 19, 2011, for the Institutional Shares.
2 Includes purchase fees for fiscal 2011 of $135,000 (fund totals).
3 Net of redemption fees for fiscal 2011 of $8,000 (fund totals).

G. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

26

Trustees Approve Advisory Arrangement

The board of trustees approved the launch of Vanguard Global ex-U.S. Real Estate Index Fund utilizing an internalized management structure whereby The Vanguard Group, Inc.—through its Quantitative Equity Group—would provide investment advisory services to the fund at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance
The board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost
The board considered the cost of services to be provided and concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group. Information about the fund’s expense ratio appears in the Financial Statements section of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

27

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Standard & Poor’s® and S&P® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Standard & Poor’s Financial Services LLC
Institutional Investor Services > 800-523-1036	(”S&P”) and have been licensed for use by The
Text Telephone for People	Vanguard Group, Inc. The Vanguard mutual funds and
With Hearing Impairment > 800-749-7273	ETFs are not sponsored, endorsed, sold, or promoted by
S&P or its Affiliates, and S&P and its Affiliates make
This material may be used in conjunction	no representation, warranty, or condition regarding the
with the offering of shares of any Vanguard	advisability of buying, selling, or holding units/shares in
fund only if preceded or accompanied by	the funds.
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7382 062011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.
(b) Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 16, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.